Registration No. 333-100838
811-05118
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. _____
Post-Effective Amendment No. 22
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 251
Principal Life Insurance Company Variable Life Separate Account
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(Exact Name of Registrant)
Principal Life Insurance Company
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(Name of Depositor)
The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)
(515) 246-5688
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Depositor's Telephone Number, including Area Code
Doug Hodgson
Principal Life Insurance Company
The Principal Financial Group
Des Moines, Iowa 50392-0300
Telephone Number, Including Area Code: (515) 362-2384
(Name and Address of Agent for Service)

Principal Variable Universal Life Accumulator II
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(Title of Securities Being Registered)
It is proposed that this filing will become effective (check appropriate box)
_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_XX__ on May 1, 2023 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PRINCIPAL® VARIABLE UNIVERSAL LIFE ACCUMULATOR II

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal Life Insurance Company (the “Company”) through its

Principal Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2023.

This prospectus, also known as the statutory prospectus, is only for the use of current Policy Owners. It provides information about the Policy. Information about the Underlying Funds available as investment options under the Policy is contained in their respective current prospectuses, which you should read carefully.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC’s staff and is available at Investor.gov.

GLOSSARY

Adjustment – change to your Policy resulting from an increase or decrease in Policy Face Amount or a change in: smoking status; death benefit option; rating or riders.

Adjustment Date – the Monthly Date on or next following the Company’s approval of a requested Adjustment.

Attained Age – the Insured’s issue age plus the number of full Policy Years since the Policy Date.

Business Day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

Company (and we, us, our) - Principal Life Insurance Company.

Data Pages - the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time which reflect the current status of your Policy.

Death Benefit Guarantee Premium – a premium which is required to be paid in order to guarantee that the Policy will not lapse for a specific number of years.

Division – a part of the Separate Account which invests in shares of a corresponding Underlying Fund. The "Money Market Division" refers to the Fidelity VIP Government Money Market Division.

Dollar Cost Averaging (DCA)– a program in which premiums are systematically transferred from one account or Division, typically the Fixed Account or Money Market Division, into other Division(s).

Dollar Cost Averaging Duration (DCA Duration) – the length of time over which the entire Fixed DCA Account value is transferred to the Fixed Account and/or Divisions.

Effective Date – the date on which all requirements for issuance of a Policy have been satisfied.

Face Amount – life insurance coverage amount. It is referred to as the total Face Amount.

Fixed Account – that part of the Policy that is not in the Divisions, Fixed DCA Account or Loan Account.

Fixed DCA Account – an account to which Net Premiums may be allocated and from which a portion of the Policy Value is transferred on a monthly basis over the DCA Duration.

General Account – assets of the Company other than those allocated to any of our Separate Accounts.

Home Office – the address shown on your Policy cover page or such other address we provide.

Insured – the person named as the “Insured” on the Data Pages.

Loan Account – portion of the Policy Value that reflects the Loan Indebtedness (if you have taken out a loan).

Loan Indebtedness – the amount of any policy loan and unpaid loan interest.

Maturity Date – the Policy anniversary nearest the Insured’s 100th birthday.

Maximum Premium Expense Charge – the maximum charge deducted from premium payments to cover a sales charge and taxes (federal, state and local).

Monthly Date – the day of the month which is the same day as the Policy Date. For example, if the Policy Date is September 5, 2005, the first Monthly Date is October 5, 2005.

Monthly Policy Charge – the amount subtracted from the Policy Value on each Monthly Date.

Net Amount at Risk – the amount upon which cost of insurance charges are based, computed as follows: the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0024663; minus the Policy Value at the beginning of the policy month calculated as if the Monthly Policy Charge was zero.

Net Policy Value – the Policy Value minus any Loan Indebtedness.

Net Premium – the gross premium less the deductions for the Premium Expense Charge. It is the amount of premium allocated to the Divisions, Fixed Account and/or Fixed DCA Account.

Net Surrender Value – Surrender Value minus any Loan Indebtedness.

No-Lapse Guarantee Premium – a premium which is required to be paid in order to guarantee the Policy will not lapse in the first five years.

Owner – the person, including joint Owner, who owns all the rights and privileges of this Policy.

Policy Date – the date from which Monthly Dates, Policy Years and policy anniversaries are determined.

Policy Face Amount – the insurance benefit provided by the Policy without any riders.

Policy Value – the sum of the values in the Divisions, the Fixed Account, the Fixed DCA Account and the Loan Account.

Policy Year – the one-year period beginning on the Policy Date and ending one day before the Policy anniversary and each subsequent one year period beginning on a Policy anniversary. For example, if the Policy Date is September 5, 2005, the first Policy Year ends on September 4, 2006.

Premium Expense Charge – the charge deducted from premium payments to cover a sales charge and state, local and federal tax payments.

Prorated Basis – the proportion that the value of a particular Division, the Fixed Account or the Fixed DCA Account bears to the total value of all Divisions, the Fixed Account and the Fixed DCA Account.

Separate Account - the Principal Life Insurance Company Variable Life Separate Account, an account established by us which has Divisions to which Net Premiums may be allocated under the Policy.

Surrender Target Premium – a premium amount which is used to determine any applicable Premium Expense Charge and surrender charge under a Policy. Surrender target premiums are provided in Appendix A.

Surrender Value – Policy Value minus any surrender charge.

Total Face Amount – Policy Face Amount plus face amount of the supplemental benefit rider, if any.

Underlying Fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a Division invests.

Unit – the accounting measure used to calculate the value of each Division.
Valuation Period – the period begins at the close of normal trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. E.T. on each Business Day, and ends at the close of normal trading of the NYSE on the next Business Day.

Written Request – actual delivery to the Company at our Home Office of a written notice or request, signed and dated, on a form we supply or approve, or in such other form and substance that is acceptable to us. In states where permitted, we will require you to use the form(s) we provide for certain Written Requests, along with required supporting documentation, including, for example, for a policy surrender, a change of beneficiary, or a request to adjust your Policy.
Written Requests may be mailed to us at:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1-800-247-9988
Fax: 1-866-885-0390

you, your – the Owner of the Policy.

KEY INFORMATION
Important Information You Should Consider about the Policy

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
Guaranteed Maximum: $41.70 per $1,000 of Policy Face Amount (4.17%)
"Face Amount" refers to the life insurance coverage amount. If you fully surrender your Policy within ten years of the Policy Date shown on your Data Pages or a Face Amount increase, a surrender charge is imposed. For example, if you make an early withdrawal, you could pay a maximum surrender charge of up to $4,170 on a Policy with a Face Amount of $100,000. Surrender charges decline over time.
SUMMARY: FEE TABLES - Transaction Fees
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, and transfer fees.			SUMMARY: FEE TABLES - Transaction Fees
Ongoing Fees and Expenses
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy. Such fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
SUMMARY: FEE TABLES - Transaction Fees and Periodic Charges Other Than Annual Underlying Fund Expenses
	Investors will also bear expenses associated with the Underlying Fund Companies, as shown in the following table:			SUMMARY: FEE TABLES - Annual Underlying Fund Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.20%	5.13%

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in a Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risk of Loss; Not a Short Term Investment
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. If you take a withdrawal, any surrender charge will reduce the value of your Policy.
Risks of Underlying Funds	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Underlying Funds. Each Underlying Fund has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risks of Underlying Funds
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.	GENERAL DESCRIPTION OF THE POLICY - General Account
Contract Lapse	When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, or policy loans may increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Policy Termination (Lapse)

RESTRICTIONS		Location in Statutory Prospectus
Investments	While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund) and Fixed Account (including a Fixed DCA Account, if applicable), certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing polices described in this prospectus.	GENERAL DESCRIPTION OF THE POLICY - Limitations on Transfers
	We reserve the right to remove or substitute Underlying Funds as investment options.	GENERAL DESCRIPTION OF THE POLICY - Reservation of Rights
Optional Benefits	Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits.	OPTIONAL BENEFITS UNDER THE POLICY
	Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.	OPTIONAL BENEFITS UNDER THE POLICY
	Not all of the options described in the prospectus are available or approved for use in every state.	GENERAL DESCRIPTION OF THE POLICY - Material State Variations

TAXES	Location in Statutory Prospectus
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties
TAX ISSUES RELATED TO THE POLICY

CONFLICTS OF INTEREST		Location in Statutory Prospectus
Investment Professional Compensation	The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest
Exchanges	Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest

OVERVIEW OF THE POLICY
This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.
Purpose
The Policy is an individual flexible premium variable universal life insurance policy offered by the Company. The purpose of the Policy is primarily to provide death benefit protection upon the death of the Insured.
The Policy Value reflects your premium payments, partial surrenders, policy loans, unpaid loan interest policy expenses, interest credited to the Fixed Account, Fixed DCA Account, and/or investment experience of the Divisions. As a result, the Policy may be appropriate for persons seeking both life insurance protection and the potential for the accumulation of cash values. However, it is not suitable as a short-term investment due to the costs of insurance and the expenses charged.
Premiums
This is a "flexible premium" policy, which means you may choose the amount and frequency of premium payments (subject to certain limitations).
Net Premium payments are allocated to the Fixed Account, Fixed DCA Account, and the Divisions according to your instructions. Each Division invests in a corresponding Underlying Fund. The Underlying Funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. A full description of each Underlying Fund, its investment objectives, policies and restrictions, charges and expenses and other operational information is contained in its prospectus. Additional information about each Underlying Fund is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s).
Payment of insufficient premiums may result in a lapse of the Policy.
Death Benefits/Maturity Proceeds
Under the Policy, the Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the Insured dies. Death proceeds are paid in cash or applied under a benefit payment option elected on the application (or, if no option was selected, Option 1). Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.
If the Policy is in force and the Insured is living on the Policy Maturity Date, we will pay the Owner an amount equal to the Net Surrender Value unless the Extended Coverage Rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the Policy Maturity Date unless extended by the Extended Coverage Rider.
Surrenders and Withdrawal Options
The Policy may be fully surrendered and any Net Surrender Value paid to the Owner. If the full surrender is within ten years of the Policy Date or a Face Amount increase, a surrender charge is imposed.
On or after the first policy anniversary and prior to the Policy Maturity Date, you may surrender a part of the Net Surrender Value. Partial surrenders are subject to limitations on the number and amounts you may surrender. The surrender charge does not apply to partial surrenders.
Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the Net Surrender Value. You are charged interest on any Loan Indebtedness.
Transfers
Subject to certain limitations, you may transfer funds among the Divisions and the Fixed Account. We also offer Automatic Portfolio Rebalancing. You may incur an additional fee for transfers.

Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy, including benefits that accelerate the payment of your death benefit under certain circumstances or help manage the risk of lapse. An additional charge may apply if you elect an optional benefit.
SUMMARY: FEE TABLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Data Pages for information about the specific fees you will pay based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, partially or fully surrender the Policy or make withdrawals from the Policy, or transfer value between investment options.

TRANSACTION FEES
Charge	When Charge is Deducted:	Amount Deducted
Maximum Sales Charge(1)	from each premium paid	3.00% of premium paid (up to Surrender Target Premium) plus
1.25% of premium paid in excess of Surrender Target Premium.
Taxes (federal, state and local)	from each premium paid	3.25% of premium paid
Maximum Deferred Surrender Charge(1) (full surrender of Policy)	from surrender proceeds	$41.70 per $1,000 of Policy Face Amount
Transfer Fees	upon each unscheduled transfer after the first twelve unscheduled transfers in a Policy Year
Guaranteed		$25.00 per unscheduled transfer
Current		None
(1) These charges decline over time.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and expenses.

Periodic Charges Other Than Annual Underlying Fund Expenses
When Charge
Charge	Is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.06 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.28 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly	equivalent to:
Maximum		0.70% of the Policy Value per year
Current: Policy Years 0-10		0.70% of the Policy Value per year
Current: after Policy Year 10		0.20% of the Policy Value per year
Administration Charge	monthly
Maximum		$25.00 per month
Current: Policy Year 1		$25.00 per month
Current: after Policy Year 1		$10.00 per month
Net Policy Loan Charge(3)	annually (accrued daily)
Policy Years 1-10		2.2% of loan balance per year
After Policy Year 10		0.0% of loan balance per year

Periodic Charges Other Than Annual Underlying Fund Expenses
Charge	When Charge is Deducted	Amount Deducted
Optional Insurance Benefits Charges for Risk Class Standard or Better
Accidental Death Benefit Rider(1)	monthly
Minimum		$0.03 per $1,000 of rider benefit
Maximum		$0.14 per $1,000 of rider benefit
Maximum Charge for Representative Insured(2)		$0.07 per $1,000 of rider benefit
Benefit Advance Rider	annually (accrued daily)
Policy Years 1-10		5.5% of death proceeds advanced per year
After Policy Year 10		3.8% of death proceeds advanced per year
Life Paid-Up Rider(1)	rider exercise date
Minimum		3.5% of Policy Value
Maximum		7.5% of Policy Value
Maximum Charge for Representative Insured(2)		7.5% of Policy Value
Salary Increase Rider	monthly	$0.13 per $1,000 of rider benefit in excess of $30,000
Supplemental Benefit Rider(1)	monthly
Minimum		$0.08 per $1,000 of Net Amount at Risk
Maximum		$83.33 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.29 per $1,000 of Net Amount at Risk
Waiver of Monthly Policy Charges Rider(1)	monthly
Minimum		$0.01 per $1,000 of Net Amount at Risk
Maximum		$0.51 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.04 per $1,000 of Net Amount at Risk
Waiver of Specified Premium Rider(1)	monthly
Minimum		$0.15 per $100 of planned periodic premium
Maximum		$0.94 per $100 of planned periodic premium
Maximum Charge for Representative Insured(2)		$0.47 per $100 of planned periodic premium
(1)    This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the particular charge that would apply to you from your registered representative or by phoning 1-800-247-9988.
(2)    Representative Insured is a 45-year old male in Policy Year One with a risk classification of preferred non-smoker.
(3)    The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account
(4)    Representative Spouse is a 45-year old female with a risk classification of non-smoker.

The following table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds, including their annual expenses, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.

Annual Underlying Fund Expenses as of December 31, 2022	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.20%	5.13%

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Risk of Loss; Not a Short-Term Investment
You can lose money by investing in a Policy. Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.
Policy Termination (Lapse)
On an ongoing basis, the Policy’s Net Surrender Value must be sufficient to cover the Monthly Policy Charges and any Loan Indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Limitations on Access to Surrender Value
Partial Surrenders
Up to two partial surrenders may be made in a Policy Year. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 75% of the current Net Surrender Value. The death benefit will be reduced by the amount of the partial surrender.
Full Surrenders
If the full surrender is within ten years of the Policy Date or a Policy Face Amount increase, a surrender charge is imposed. Surrender charges are calculated based on the number of years the Policy was in force.
If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The number of Policy Years is calculated from the original Policy Date through the surrender date - excluding the period during which the Policy was terminated.
Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its Maturity Date may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•the value each year of the life insurance protection provided;
•an amount equal to any employer-paid premiums; or
•some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.
Risks of Underlying Funds
A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. As with all mutual funds, as the value of an Underlying Fund’s assets rise or fall, the fund’s share price changes. If you sell your Units in a Division (each of which invests in an Underlying Fund) when their value is less than the price you paid, you will lose money.
Each Division invests in a corresponding Underlying Fund. The Underlying Funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the Underlying Funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Underlying Funds may be similar to, and may in fact be modeled after publicly available mutual funds, the Underlying Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and of any Underlying Fund may differ substantially.
Conflicts of Interest
Investment Professional Compensation
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests and the compensation paid to your representative and such representative's broker-dealer for soliciting applications for the Policy.
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.
Compensation and Underlying Fund Selection
When selecting the Underlying Funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Underlying Funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain Underlying Funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Funds
The Company and certain of our affiliates receive compensation from certain Underlying Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an Underlying Fund’s assets and is as much as 0.25% of the average net assets of an Underlying Funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an Underlying Funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the Underlying Funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the Underlying Funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an Underlying Fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The Underlying Funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Underlying Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect Owners and payees, including withdrawing the Separate Account from participation in the Underlying Funds involved in the conflict or substituting shares of other funds.

CORPORATE ORGANIZATION AND OPERATION
The Company
The Company is a stock life insurance company located at 711 High Street, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in the District of Columbia and every state. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a directly wholly owned subsidiary of Principal Financial Group, Inc.
The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.
Principal Life Insurance Company Variable Life Separate Account
The Separate Account was established under Iowa law on November 2, 1987 and is registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to Owners under the Policy.
The Company does not guarantee the investment results of the Separate Account.
The Fixed Account and Fixed DCA Account
The Fixed Account and the Fixed DCA Account are part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, the Fixed DCA Account and any interest in them are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Accounts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the Fixed Accounts from our Home Office or from a registered representative.
Our obligations with respect to the Fixed Accounts are supported by our general account. Subject to applicable law, We have sole discretion over the investment of assets in the general account.
We guarantee that Net Premiums allocated to the Fixed Accounts accrue interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate. We may defer payment of proceeds payable out of the Fixed Accounts for a period of up to six months.
The Underlying Funds
The assets of each Division of the Separate Account invest in a corresponding Underlying Fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each Division are separate from the others. A Division’s performance has no effect on the investment performance of any other Division.
The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. Additional information about each Underlying Fund, including its name, type, investment advisor, current expenses and performance, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY. A full description of the funds is contained in their prospectuses (which should be read carefully before investing). These documents are available without charge on the following website www.principal.com/VULA2Report.
Voting Rights
We vote shares of the Underlying Funds owned by the Separate Account according to the instructions of the Owners. We will notify you of shareholder meetings of the Underlying Funds related to the Divisions in which you hold Units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy Owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.

We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of Policy Value in the Division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the Underlying Funds in our own right. Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.
CHARGES AND DEDUCTIONS

We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received; some charges are deducted on a monthly basis; and some charges are deducted at the time a Policy is surrendered or terminated. These charges are intended to cover distribution expenses (commissions paid to registered representatives, printing of prospectuses and advertising); administrative expenses (processing applications, conducting medical examinations, determining insurability, establishing and maintaining records, processing death benefit claims and policy changes, reporting and overhead); and mortality expenses.
The amount of the charges in any Policy Year may not specifically correspond to the expenses for that year. We expect to recover our total expenses over the life of the Policies. To the extent that the charges do not cover total expenses for a Policy Year, we bear the loss. Conversely, if the aggregate amount of the charges deducted is more than our costs for a Policy Year, the excess is profit to the Company.
Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a Premium Expense Charge that consists of a sales charge and taxes. The sales charge is intended to pay us for distribution and other expenses relating to sales of the Policy, including commissions paid to registered representatives, printing of prospectuses and sales literature, and advertising.
Deductions from premiums for the Premium Expense Charge during each of the first five years, and with respect to premiums made because of a Policy Face Amount increase during the first five years after the increase, equal:

Percent of Premiums Paid
Maximum Sales Charge	3.00% (up to Surrender Target Premium)
Current Sales Charge
Policy Years 1-5(1)	3.00% (up to Surrender Target Premium)
After Policy Year 5(2)(3)	—%
State and Local Taxes(4)	2.00%
Federal Taxes	1.25%
(1)     Refers to Policy Years, and with respect to premiums made because of a Policy Face Amount increase during the first five years after the increase.
(2)    Refers to Policy Years, and with respect to premiums made because of a Policy Face Amount increase more than five years after the increase.
(3)    We reserve the right to assess the sales load after the first five years, subject to the maximum rate.
(4)    The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy.

The Current Sales Charge for amounts in excess of the Target Premium is 1.25%. The Target Premium is based on the gender, if applicable, and age of the Insured (see APPENDIX C- TARGET PREMIUM RATES). The Target Premium is a calculated premium amount used to determine the Premium Expense Charge. The Target Premium is not a required premium.
Surrender Charge - Full Surrender
A surrender charge is imposed upon full surrender of the Policy within ten years of the Policy Date or of a Policy Face Amount increase. In addition, if you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed.The surrender charge compensates us for the expenses related to the sale of the Policy. The table below shows the maximum surrender charges.

Maximum Charge (Policy Years 0-10)	$41.70 per $1,000 of policy face amount
Maximum Charge (After Policy Year 10)	No charge
Surrender charge percentage
The surrender charge is (a) multiplied by (b) multiplied by (c) where:
(a)    is the Surrender Target Premium calculated using the rates in Appendix A;
(b)    is the percentage shown below:

Age at issue or Face Amount increase	Policy written in New York	Policy written in Pennsylvania	Policy written in other than New York and Pennsylvania
0-60	100%	100%	100%
61-65	94	100	100
66-70	89	100	100
71-75	84	100	100
76-80	65	75	80
81-85	53	60	65

(c)    is the applicable surrender charge percentage shown below:

Surrender Charge Percentage Table
Number of years since Policy date and/or Face Amount increase	The following percentage of surrender charge is payable
0 through 5	100.00%
6	95.24
7	85.71
8	71.43
9	52.38
10	28.57
11 and later	0.00
Surrender charges vary based on the Surrender Target Premium of the Policy, age at issue or Adjustment, state of issue and number of Policy Years since issue or Adjustment. The charge applies only during the first ten Policy Years unless there is a Policy Face Amount increase. A Policy Face Amount increase has its own surrender charge period that begins on the Adjustment Date. The total surrender charge on the Policy is the sum of the surrender charges for the Policy Face Amount at issue and each Policy Face Amount increase. The surrender charge is not affected by any decrease in Policy Face Amount or any change in Policy Face Amount resulting from a change of death benefit options.

The Surrender Target Premium is based on the gender, if applicable, age and risk classification of the Insured (see APPENDIX A-SURRENDER TARGET PREMIUM). The Surrender Target Premium is a calculated premium amount used to determine the surrender charge. The Surrender Target Premium is not required to be paid.

The surrender charge on an early surrender or Policy lapse is significant. As a result, you should purchase a Policy only if you have the financial capacity to keep it in force for a substantial period of time.
Surrender Charge - Partial Surrenders
No surrender charge is imposed on a partial surrender.
Net Policy Loan Charge
The net policy loan charge represents the difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account. See LOANS for more detail.

Policy Years 1-10	2.2% of Loan Indebtedness
After Policy Year 10	0.0% of Loan Indebtedness

Monthly Policy Charge
On the Policy Date and each Monthly Date thereafter, we deduct the Monthly Policy Charge, which includes:
•Cost of Insurance Charge
•Monthly Administration Charge
•Asset Based Charge
•Optional Insurance Benefit Charges
•any additional charges shown on the Data Pages.
The Monthly Policy Charge deduction is made from your Policy Value in the Divisions, Fixed Account and/or Fixed DCA Account (but not your Loan Account). The deduction is made using your current Monthly Policy Charge allocation percentages. Your allocation percentages may be: the same as allocation percentages for premium payments; determined on a Prorated Basis; or determined by any other allocation method upon which we agree. For each Division, Fixed Account and/or Fixed DCA Account, the allocation percentage must be zero or a whole number. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective once approved by us, as of the next Monthly Date. If we cannot follow your instructions because of insufficient value in any Division, Fixed Account and/or Fixed DCA Account, the Monthly Policy Charge is deducted on a Prorated Basis.
Cost of Insurance Charge
This charge compensates us for providing insurance protection under the Policy.

Maximum Charge	$83.33 per $1,000 of Net Amount at Risk (8.33%)
Minimum Charge	$0.06 per $1,000 of Net Amount at Risk
Your monthly cost of insurance charge is (a) multiplied by (b):
(a)    is the cost of insurance rate (described below) divided by 1,000; and
(b)    is the Net Amount at Risk.

Different cost of insurance rates may apply to Policy Face Amount increases and to supplemental benefit riders. The cost of insurance for the increase is based on the Insured’s gender*, issue age, duration since issue, smoking status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the Insured’s gender*, Attained Age and risk classification at the time of the increase.
*    The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the Insured.

The Net Amount at Risk is the difference between the death benefit and Policy Value (see Glossary for exact formula). The lower the Policy Value, the higher the Net Amount at Risk thus higher cost of insurance charges. The Net Amount at Risk is affected by investment performance, policy loans, payment of premiums, fees and charges under the Policy, death benefit option chosen, partial surrenders and Face Amount Adjustments.

For entities and other persons buying Policies under a sponsored arrangement that have been granted special underwriting, the cost of insurance charge may increase because of higher anticipated mortality experience. As a result, rates for healthy individuals in a group may be greater under special underwriting programs because they bear a portion of the cost of insuring the less healthy individuals in the group.

Monthly Administration Charge
This charge reimburses us for the costs of maintaining the Policy, including accounting and record keeping.

Maximum Monthly Administration Charge	$25.00 per month
Current Monthly Administration Charge (Policy Year One)	$25.00 per month
Current Monthly Administration Charge (after Policy Year One)	$10.00 per month

Asset Based Charge
The asset based charge compensates us for distribution and administrative expenses. Each month we deduct the following asset based charge.

Percentage of Net Policy Value
Maximum Charge	0.70% annually
Current Charge (Policy Years 1-10)	0.70% annually
Current Charge (after Policy Year 10)	0.20% annually
We reserve the right to increase the annual rate after the tenth Policy Year but guarantee that the maximum annual rate will not exceed 0.70%. If we increase the annual rate, the increase will only apply to Policies issued on or after the date of the increase.
Optional Insurance Benefits Charges

Optional Benefit/Rider	Charge for Insureds with a Risk Classification of Standard or Better
Accidental Death Benefit	The charge for this rider varies based on individual characteristics. The monthly charge is guaranteed not to be less than $0.03 nor to exceed $0.14 per $1,000 of the rider benefit..
Benefit Advance Rider
No charge. However, death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced plus interest charged. Interest charged is at an annual rate of 5.5% for Policy Years 1-10 and 3.8% for after Policy year 10.

Life Paid-Up (Overloan Protection)	There is no charge for the rider unless the rider benefits commence. If the rider benefits commence, there is a one-time charge guaranteed not to be less than 3.5% of the Policy Value nor to exceed 7.5% of the Policy Value.
Salary Increase Rider	The monthly charge is $0.13 per $1,000 of the rider benefit in excess of $30,000.
Supplemental Benefit Rider	The charge for this rider varies based on individual characteristics. The monthly charge is guaranteed not to be less than $0.08 nor to exceed $83.33 per $1,000 of Net Amount at Risk.
Waiver of Monthly Policy Charges	The charge for this rider varies based on individual characteristics. The monthly charge is guaranteed not to be less than $0.01 nor to exceed $0.51 per $1,000 of Net Amount at Risk.
Waiver of Specified Premium	The charge for this rider varies based on individual characteristics. The monthly charge is guaranteed not to be less than $0.15 nor to exceed $0.94 per $100 of Planned Periodic Premium..
Distribution of the Policy
The Company pays commissions on sales of the Policy of no more than 50% of premiums received in the first Policy Year (or the first year following an Adjustment) up to the surrender target premium. In addition, a commission of up to 2.5% of premium above the surrender target premium received in the first Policy Year (or first year following an Adjustment) may be paid. In the second through fifth years following the Policy Date (or Adjustment date), commissions range from 0% to 2.5% of premiums received. A service fee up to 0.25% of Net Policy Value is paid in the sixth trough tenth Policy Years and up to 0.15% of Net Policy Value in Policy Years eleven and beyond. Expense allowances may be paid to agents and brokers based on premiums received.
The Company has appointed Principal Securities, Inc. ("PSI") , Des Moines, Iowa 50392, a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Policy. PSI also may receive 12b-1 fees in connection with purchases and sales of Underlying Funds. The 12b-1 fees for the Underlying Funds are shown in the prospectuses of each Underlying Fund.
Applications for the Policies are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or registered representative to recommend the purchase of this Policy over competing policies or over other investment options.

You may ask your registered representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.
Service Arrangements and Compensation
The Company and/or PSI have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the Underlying Fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy Owners’ instructions.
Because the Company and PSI receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from Underlying Funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.
Underlying Fund Charges
The assets of each Division are used to purchase shares in a corresponding Underlying Fund at net asset value. The net asset value reflects management fees and operating expenses already deducted from the assets of the Underlying Fund. Current management fees and operating expenses for each Underlying Fund are shown in its prospectus.
GENERAL DESCRIPTION OF THE POLICY
General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our General Account (and not by the Separate Account) and are subject to the Company's claims-paying ability. A Policy Owner should look to the Company's financial strength for its claims-paying ability. Assets in the General Account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Underlying Funds.
The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, Data Pages, copies of any supplemental applications, amendments, and endorsements. No statement, unless made in an application, is used to void a Policy (or void an Adjustment in the case of an Adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.
This prospectus offers a Policy which may not be available in all states and is not an offer to sell or solicitation of an offer to buy the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.
Rights under the Policy
Ownership
Unless changed, the Owner is as named in the application. The Owner may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).
All rights and privileges of ownership of a Policy end if:
•the death proceeds are paid;
•the maturity proceeds are paid;
•the Policy is surrendered; or
•the grace period ends without our receiving the payment required to keep the Policy in force.
If an Owner dies before the Policy terminates, the surviving Owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all Owners die before the Policy terminates, the Policy's ownership interest passes to the Insured. If the Owner is not a natural person and is no longer in existence, the Insured becomes the

Owner unless otherwise required by law. With our consent, you may specify a different arrangement for contingent ownership.
You may change your ownership designation. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
Beneficiary
If the Insured dies before the Policy Maturity Date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a Written Request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a Written Request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
If no beneficiary(ies) survives the Insured, the death proceeds are paid to the Owner(s) or the estate of the Owner(s) in equal percentages unless otherwise specified.
Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.
An assignment must be made in writing and filed with us at our Home Office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.
Limitations on Transfers
You may request scheduled and unscheduled transfers between the Divisions and/or the Fixed Account by:
•sending us a Written Request;
•calling us if telephone privileges apply (1-800-247-9988); or
•visiting www.principal.com (if internet privileges apply).
You must specify the dollar amount or percentage to transfer. The transfer is made, and the values determined as of the end of the Valuation Period in which we receive your request. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the Owner.
You may elect to have automatic transfers made out of one Division into one or more of the other Divisions or the Fixed Account. You choose the investment options, the dollar amount(s) and timing of the transfers. There is no transfer fee on scheduled transfers. There is no fee for participation in the scheduled transfer program. Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.
You may transfer amounts by making either a scheduled or unscheduled Fixed Account transfer. You may not make both a scheduled and unscheduled Fixed Account transfer in the same Policy Year.
You may not make a transfer to the Fixed Account if:
•a transfer has been made from the Fixed Account to a Division within six months; or
•immediately after the transfer, the Fixed Account value would be more than $1,000,000 (without our prior approval).
Below are additional limitations and requirements for transfers:

Division Transfers:	Unscheduled	Scheduled/Automatic
Minimum Transfer Amount	Lesser of $100 or Division value	Lesser of $100 or Division value
Transfer Fee and Other Limitations	We reserve the right to impose a transfer fee of up to $25 on each unscheduled transfer after the first twelve unscheduled transfers in a policy year.	No charge for participating in the automatic transfer program. The value of the Division must be equal to or more than $2,500 when your scheduled transfers begin. Transfers continue until your interest in the Division has a zero balance or we receive Written Request to stop them. We reserve the right to limit the number of Divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Fixed Account Transfers:	Unscheduled	Scheduled/Automatic
Number and Timing	one unscheduled Fixed Account to Division(s) transfer within the 30-day period following the Policy Date and following each policy anniversary	Monthly basis from the Fixed Account to Divisions.
Minimum Transfer Amount	Lesser of $100 or Fixed Account value	$50
Maximum Transfer Amount	25% of Fixed Account Value (unless Fixed Account value is less than $1,000)	2% of the Fixed Account value as of the specified date
Transfer Fee and Other Limitations	We reserve the right to impose a transfer fee of up to $25 on each unscheduled transfer after the first twelve unscheduled transfers in a policy year.
No charge. The value of your Fixed Account must be equal to or more than $2,500 when your scheduled transfers begin. We reserve the right to change this amount but it will never be more than $10,000. Scheduled transfers continue until your value in the Fixed Account has a zero balance or we receive your Written Request to stop them. If you stop the transfers, you may not start them again until six months after the last scheduled transfer.
You may change the amount of the transfer once each Policy Year. As transfers are made on a monthly basis, a change in the amount of transfer is effective with the scheduled transfer after our receipt of Written Request of the change.

Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your net Policy Value in the Divisions over time.
Example:    You may choose to rebalance so that 50% of your Policy Values are in the Money Market Division and 50% in the SmallCap Value I Division. At the end of the specified period, market changes may have caused 60% of your value to be in the Money Market Division and 40% in the SmallCap Value I Division. By rebalancing, Units from the Money Market Division are sold and the proceeds are used to purchase Units in the SmallCap Value I Division so that 50% of the Policy Values are once again invested in each Division.
You may elect APR at the time of application or after the Policy has been issued by:
•calling us at 1-800-247-9988 (if telephone privileges apply);
•mailing us your Written Request;
•faxing us at 1-866-885-0390; or
•visiting www.principal.com (if internet privileges apply).
APR transfers are made at the end of the next Valuation Period after we receive your instruction. The APR transfers may be done on the specified frequency (monthly, quarterly, semiannual, or annual) Policy Year or calendar year basis. However, APR transfers are not available if you have scheduled transfers from the same Divisions; and
are not available for any value in the Fixed Account[s].
Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.

We reserve the right to modify or endorse the Policy in order to maintain compliance with applicable laws and regulations.
We also reserve the right to amend or terminate the special plans described in this prospectus; for example, preauthorized premium payments. You would be notified of any such action to the extent required by law.
We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases.
Examples of the changes we may make include:
◦transfer assets in any Division to another Division;
◦add, combine or eliminate Divisions; or
◦substitute the shares of a Division for shares in another Division:
◦if shares of a Division are no longer available for investment; or
◦if in our judgment, investment in a Division becomes inappropriate considering the purposes of the Division.
If we eliminate or combine existing Divisions or transfer assets from one Division to another, you may change allocation percentages and transfer any value in an affected Division to another Division(s) without charge. If we substitute one Underlying Fund for another, you may change allocation percentages. You may exercise these privileges until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise these rights if you have an interest in the affected Division(s).
Suicide
Death proceeds will not be paid if the Insured dies by suicide, while sane or insane, within two years of the Policy Date. Instead, we will return all premiums paid, less any Loan Indebtedness, less any partial surrenders. Death proceeds which are a result of a Face Amount increase made under an Adjustment or a rider that requires evidence of insurability will not be paid if the Insured dies by suicide, while sane or insane, within two years of the Adjustment Date. Instead, we will return the sum of the Monthly Policy Charges paid for the increased amount of protection.
Aviation and Hazardous Sports Exclusion Riders
Your Policy may be subject to the Aviation Exclusion Rider or the Hazardous Sports Exclusion Rider. Under these riders, if the Insured dies in an excluded circumstance, We will pay only the Net Surrender Value as of the date of death, even if there is other language in the Policy to the contrary. Excluded circumstances include death as a result of: participating in an excluded hazardous sport specified in the rider; operating, riding in, or descending from aircraft on which the Insured is a pilot or member of the operating crew, is giving or receiving training or instruction, or has other specified assigned duties; or jumping or parachuting from an aircraft.
Delay of Payments or Transfers
Payment due to surrenders, policy loans, death or maturity proceeds, and transfers to or from a Division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a Division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.
The right to sell shares may be suspended during any period when:
◦trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or
◦an emergency exists, as determined by the SEC, as a result of which:
◦disposal by a fund of securities owned by it is not reasonably practicable;
◦it is not reasonably practicable for a fund to fairly determine the value of its net assets; or
◦the SEC permits suspension for the protection of security holders.
If a payment or transfer is delayed and your instruction is not canceled by your Written Request, the transaction will occur on the first Business Day following the expiration of the permitted delay. The transaction is generally made within five days thereafter.

In addition, we reserve the right to defer payment of that portion of your Policy Value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 Business Days) to allow the check to clear the banking system.
We may defer payment of proceeds payable out of the Fixed Account for a period of up to six months.
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:
◦Disrupt the management of the Underlying Funds by forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund and causing unplanned portfolio turnover;
◦Hurt the portfolio performance of the Underlying Funds; and
◦Increase expenses of the Underlying Fund and Separate Account due to increased broker-dealer commissions and increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Underlying Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an Underlying Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
◦Rejecting transfer instructions from a Contract Owner or other person authorized by the Owner to direct transfers;
◦Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
◦Limiting the number of unscheduled transfers during a Contract year to no more than 12;
◦Prohibiting you from requesting a transfer among the Divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
◦Taking such other action as directed by the Underlying Fund.
The Underlying Funds have reserved the right to accept or reject, without prior written notice, any transfer requests.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two Business Days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.
Material State Variations
Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in the state in which the Policy was issued. A general summary of material state variations is below. The specific variations from the information appearing in this prospectus which are required due to individual state requirements are contained in Your Policy, or in riders or endorsements attached to Your Policy. You should refer to Your Policy for these state specific features.

State with Variation	Provision/Rider	Description of Variation
IN, MD, MA, MN, MS, NJ, NY, VT, WA	Accelerated Benefits Rider	Rider Unavailable
FL, IN, NJ, NY	Accounting Benefit Rider	Rider Unavailable
IL, MD, TX	Aviation Exclusion Rider	Not applicable
NJ*, MO	Change of Insured	Rider unavailable
NJ, VT	Children Term Insurance Rider	Rider Unavailable
AZ, CT, GA, IL, KY, LA, MD, MN, MO, MT, NH, NY, ND, OK, SD, TN, TX, WI	Hazardous Sports Exclusion	Not applicable
NJ	Salary Increase Rider	Rider Unavailable
•unavailable for individuals in NJ
PREMIUMS
Payment of Premiums
You may make unscheduled premium payments and/or planned periodic premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.
The amount and frequency of your premium payments affects the Policy Value, the Net Policy Value, and how long the Policy remains in force. Insufficient premium payments may cause the policy to lapse as described in POLICY TERMINATION AND REINSTATEMENT.
Premium payments may be delivered to us as follows:
•If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice; or
•By mailing your payment according to the instructions below.

Premium Payment Mailing Instructions:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
Premiums Affecting Guarantee Provisions
Your initial premium must be at least the No-Lapse Guarantee Premium. After the initial premium, you may determine the amount and timing of subsequent premium payments (with certain restrictions): however, we recommend you continue to pay at least the No-Lapse Guarantee Premium. By meeting the No-Lapse Guarantee Premium requirement, your Policy is guaranteed not to lapse during the first five Policy Years even if the Net Surrender Value is insufficient to cover the Monthly Policy Charge.

The No-Lapse Guarantee Premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:
(a)    is the sum of premiums paid;
(b)    is the sum of all Loan Indebtedness and partial surrenders; and
(c)    is the sum of the no-lapse guarantee monthly premiums since the Policy Date to the most recent Monthly Date.

If the no-lapse premium requirement is not met and the Net Surrender Value is insufficient to cover the Monthly Policy Charge, the Policy may lapse in the first five Policy Years.

If the Death Benefit Guarantee rider is made a part of your Policy and you pay at least the Death Benefit Guarantee Premium requirement, the death benefit guarantee period will last longer than the five year period provided by the no-lapse guarantee provision. You choose whether you want the no-lapse guarantee period to extend to the Insured’s Attained Age 65, Attained Age 85 or Attained Age 100. Generally, a longer death benefit guarantee period will have a higher premium requirement.

The annual Death Benefit Guarantee Premium is ((a) divided by 1,000) times (b) where:
(a)    is the Policy Face Amount; and
(b)    is the premium rate.

Example If the Policy Face Amount is $250,000 with Death Benefit Option 2 and the Insured is a 45-year old male with a risk classification of preferred non-smoker
	Premium Rate	Annual Death Benefit Guarantee Premium
No-Lapse Guarantee	$6.20	$1,550.00
Death Benefit Guarantee to Attained Age 65	$6.54	$1,635.00
Death Benefit Guarantee to Attained Age 85	$13.26	$3,315.00
Death Benefit Guarantee to Attained Age 100	$34.48	$8,620.00
You choose the death benefit guarantee period based on your scheduled premium payments. The Death Benefit Guarantee Premium requirement is met if ((a) minus (b)) is greater than or equal to (c) where:
(a)    is the sum of premiums paid;
(b)    is the sum of all Loan Indebtedness and partial surrenders; and
(c)    is the sum of the death benefit guarantee monthly premiums since the Policy Date to the most recent Monthly Date.
If the Death Benefit Guarantee Premium requirement is not met, the Death Benefit Guarantee Rider will terminate. If in the first five Policy Years, the Policy will still have the no-lapse guarantee as long as the premiums paid are sufficient to meet the No-Lapse Guarantee Premium requirement.

Both the No-Lapse Guarantee Premium and the Death Benefit Guarantee Premium rates are per $1000 of Face Amount and vary by issue age, gender*, death benefit option and smoking status. The No-Lapse Guarantee Premium and the Death Benefit Guarantee Premium are shown on the Data Pages.
*    For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the Insured.
Premium Limitations
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s) and refund or apply the excess premium as follows:
•If we receive such premium payments more than 30 days from the date the applicable limit will increase, we will refund the excess premium payment to you.
•If we receive such premium payments within 30 days from the date the applicable limit will increase, we will hold the excess premium payment in a non-interest bearing account and apply it to your policy once the applicable limit increases.
Allocation of Premiums
Net premiums are allocated to the Divisions, the Fixed Account and/or Fixed DCA Account according to your instructions. For each Division, Fixed Account and Fixed DCA Account, the allocation percentage must be zero or a whole number. The total of all allocation percentages must equal 100. Net premium payments are allocated as of the Valuation Period in which they are received in good order.

You may change the percentage allocation for future premium payments by:
•sending a Written Request to us;
•calling us at 1-800-247-9988 (if telephone privileges apply); or
•visiting www.principal.com (if internet privileges apply).
The allocation changes are effective at the end of the Valuation Period in which your new instructions are received.
The Fixed Dollar Cost Averaging (DCA) Account
You may elect to have Net Premiums allocated to a Fixed DCA Account. The Fixed DCA Account must be selected at the time of application and requires an initial minimum Net Premium of $1,000. You may select either a 6-month or a 12-month DCA Duration. The DCA Duration cannot be renewed or extended. During the DCA Duration, subsequent Net Premiums may be allocated to the Fixed DCA Account.
On the first Monthly Date after the 20th day following the Effective Date, and on each Monthly Date thereafter through the DCA Duration, a portion of the value in the Fixed DCA Account is transferred. If the Monthly Date is not a Business Day, the transfer occurs on the next Business Day. The transfers are allocated to the Divisions and/or to the Fixed Account according to Your Fixed DCA allocation instructions. The transfers do not count against any limitations on the number of free transfers.
On each Monthly Date, the amount of the transfer is (a) divided by (b) where
(a)    is the value of Your Fixed DCA Account (which includes Net Premiums and interest credited).
(b)    is the number of months remaining in the DCA Duration.
For example, if Your Fixed DCA Account has a value of $4,000 and four months remain in the DCA Duration, the transfer amount would be $1,000 ($4,000 / 4).
The credited interest rate on the Fixed DCA Account is generally higher than the rate on the Fixed Account. Net Premiums are credited at the interest rate in effect on the date the Net Premium is allocated to the Fixed DCA Account. The 6-month DCA Duration and the 12-month DCA Duration generally have different credited interest rates.
You may make unscheduled transfers from the Fixed DCA Account to Divisions and/or the Fixed Account. Transfers into the Fixed DCA Account are not permitted.
After the DCA Duration, Net Premiums may not be allocated to the Fixed DCA Account. If at the end of the DCA Duration Your premium allocation percentages include allocating a portion of Net Premiums to the Fixed DCA Account, that portion will be allocated to the money market Division until you give us instructions otherwise.
Division Valuation
There is no guaranteed minimum Division value. Its value reflects the investment experience of the Division. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. Without additional premium payments or a Death Benefit Guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.
At the end of any Valuation Period, your value in a Division is:
•the number of Units you have in the Division
•multiplied by the value of a Unit in the Division.
The number of Units is the total of Units purchased by allocations to the Division from:
•your initial premium payment (less Premium Expense Charges);
•plus subsequent premium payments (less Premium Expense Charges);
•plus transfers from another Division, the Fixed Account or the Fixed DCA Account minus Units sold:
•for partial surrenders from the Division;
•as part of a transfer to another Division, the Fixed Account or the Loan Account; and
•to pay Monthly Policy Charges and any transaction fees.
We calculate Unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate Unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday; Memorial Day, Juneteenth and Independence Day. In addition, we do not calculate Unit values if an emergency exists making disposal or valuation of securities held in the Underlying Funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders. To calculate the Unit value of a Division, the Unit value from the previous Business Day is multiplied by the Division’s net investment factor for the current Valuation Period. The number of Units does not change due to a change in Unit value.

The net investment factor measures the performance of each Division. The net investment factor for a Valuation Period is calculated as follows:
[{the share price (net asset value) of the Underlying Fund at the end of the Valuation Period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the Underlying Fund during the Valuation Period}
divided by
the share price of the Underlying Fund at the end of the previous Valuation Period after that day’s transactions]

When an investment owned by an Underlying Fund pays a dividend, the dividend increases the net asset value of a share of the Underlying Fund as of the date the dividend is recorded. As the net asset value of a share of an Underlying Fund increases, the Unit value of the corresponding Division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of Units you own in the Division.
DEATH BENEFITS AND POLICY VALUES
Death Proceeds
If coverage is in effect and the Insured dies before the Policy Maturity Date, we pay death proceeds after we receive:
•proof of the death of the Insured (typically a death certificate);
•Beneficiary’s Statement (Claim Form)*, along with the Trust Agreement (if the beneficiary is a trust). If the beneficiary is a corporation, the Claim Form must be signed by a corporate officer and submitted with a copy of the Articles of Incorporation or By-Laws indicating the authority of the office and a current Board resolution providing the name of the officer authorized to execute the Claim Form. The corporation must also submit a Certificate of Good Standing or Certificate of Existence provided by the state of incorporation.

Death proceeds are calculated as of the date of the Insured’s death and include:
•the death benefit described below;
•minus any Loan Indebtedness;
•minus any overdue Monthly Policy Charges if the Insured died during a grace period;
•plus interest on the death proceeds as required by state law.
•plus proceeds from any benefit rider on the life of the Insured.
We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to your named beneficiary(ies) under your designated benefit payment option. If no beneficiary(ies) survive the Insured, the death proceeds will be paid to the Owner or the Owner’s estate unless otherwise specified.
Benefit Instructions
While the Insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options of the Policy. If at the Insured’s death, you have not provided benefit payment option instructions, the beneficiary(ies) select the benefit payment option to be used. If no benefit payment option is selected, the death proceeds are paid in a cash lump sum. These choices are also available if the Policy matures or is surrendered. The instructions or changes to the instructions must be in writing. If you change the beneficiary(ies), prior benefit payment option instructions are automatically revoked. Not all benefit payment options are available if the beneficiary is not a natural person.
Benefit Payment Options
Custom Benefit Arrangement
A custom benefit payment option may be arranged with our approval.
Life Income
We pay income during a person’s lifetime. Without a guaranteed period, it is possible that only one payment is made under this option if the beneficiary dies before the second payment is due.

Life Income with Period Certain
We will make benefit payments for the longer of a person’s lifetime or a guaranteed period that you specify between 5 to 30 years. If the person dies before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designate until the end of the guaranteed period.
Joint and Survivor Life Income
We will make benefit payments for the longer of the lifetimes of two named people. Payments stop upon the death of the survivor of the two persons. It is possible that we would make no payments under this option if both persons were to die before the payment is due.
Joint and Survivor Life Income with Period Certain
We will make benefit payments for the longer of the lifetimes of two named people or a guaranteed payment period that you specify (must be between 5 to 30 years). If both people die before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designates until the end of the guaranteed period.
These benefit payment options are also available if the Policy matures or is surrendered.
Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.
The three death benefit options available are:
•Death Benefit Option 1 - the death benefit equals the greater of:
•the Total Face Amount; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
•Death Benefit Option 2 - the death benefit equals the greater of:
•the Total Face Amount plus the Policy Value; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
•Death Benefit Option 3 - the death benefit equals the greater of:
•the Total Face Amount plus the greater of a) premiums paid less partial surrenders or b) zero; or
•the amount found by multiplying the Policy Value by the applicable percentage*.
*    The applicable percentage tables are in Appendix C and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.
Example:    The following assumptions are made to demonstrate the use of the Tables found in Appendix C.
Death Benefit Option: 1
Face Amount: $250,000
Policy Value: $150,000
Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test
Attained Age: 45
Risk Class: Preferred Non-Smoker

Applicable Percentage: 215%
Death Benefit = $322,500 ($150,000 x 215%)

If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 287.78% (assuming the Insured is a male) and the death benefit would be $431,670.
Change in Death Benefit Option (for Policies using the guideline premium/cash value corridor test)
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by us. The effective date of the change will be the Monthly Date that coincides with, or next follows, our approval. If the death benefit option change involves a face decrease, you may elect to keep the current Face Amount, subject to underwriting review and approval.

The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the Total Face Amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the Total Face Amount. The amount of the decrease is equal to the Policy Value on the effective date of the change. If there have been increases in the Total Face Amount, the decrease of Total Face Amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that the Policy Face Amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000 + $50,000)	$50,000

Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the Total Face Amount. The amount of the increase is equal to the Policy Value on the effective date of the change. The Total Face Amount increase will be in the same proportion as the Policy Face Amount to the Total Face Amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes that the Policy Face Amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the Total Face Amount if the total premiums paid are greater than total partial surrenders as of the effective date of the change. The increase will be in the same proportion as the Policy Face Amount is to the Total Face Amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000 and the Policy Face Amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the Total Face Amount by subtracting the Policy Value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000 and the Policy Face Amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000) - $50,000)	$1,020,000 ($970,000 + $50,000)	$50,000

Maturity Proceeds
If your Policy is in force and the Insured is living on the Policy Maturity Date shown on the Data Pages, you may elect to be paid the Policy's maturity proceeds which are equal to the Net Surrender Value.
If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, you must send Written Request to our Home Office.
Adjustment Options
Increase in Policy Face Amount
You may request an increase at any time provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Policy Face Amount is $50,000. A Policy Face Amount increase request made in the first 60 policy months will increase the No-Lapse Guarantee Premium for the remainder of the 60 months.

The request must be made on an Adjustment application. The application must be signed by the Owner(s) and the Insured. If your request is not approved, no changes are made to your Policy.

We will approve your request if:
•the Insured is alive at the time of your request; and
•the Attained Age of the Insured is 85 or less at the time of the request; and
•we receive evidence satisfactory to us that the Insured is insurable under our underwriting guidelines in place at the time of your request.
The increase in Policy Face Amount is in a risk classification determined by us. The Adjustment is effective on the Monthly Date on or next following our approval of your request.

We calculate an “Adjustment conditional receipt premium deposit” (payment that accompanies request) based on your request for an increase. If you make a payment with your Adjustment application of at least as much as the Adjustment conditional receipt premium deposit, we issue a conditional receipt. The conditional receipt shows receipt of the payment and outlines any interim insurance coverage.

Any payment made with the Adjustment application is held in our General Account without interest. If we approve the Adjustment, on the Effective Date of the Adjustment, the amount of the premium payment being held minus the Premium Expense Charge is moved to the Divisions, Fixed Account and/or Fixed DCA Account. Your current premium allocation percentages are used to make this allocation.

The cost of insurance charge will increase in the event of an increase in a Policy’s Face Amount. If there is insufficient value to pay the higher charges after an increase in Face Amount, the entire Policy (not just the incremental increase in Face Amount) will terminate, unless the no-lapse or death benefit guarantees are in effect.

Decrease in Policy Face Amount
On or after the first policy anniversary, you may request a decrease in the Policy Face Amount. No transaction fee is imposed on decreases in the Policy Face Amount. A decrease in Face Amount lowers the cost of insurance charges but does not reduce surrender charges. A decrease is requested as follows:
•the request must be made on an Adjustment application;
•the application must be signed by the Owner(s);
•the Policy is not in a grace period;
•Monthly Policy Charges are not being waived under a waiver rider;
•the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request; and
•the decrease may not reduce the Policy Face Amount below $100,000.

A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.

Adjustments in Total Face Amount
The Supplemental Benefit Rider face amount is included in the Total Face Amount. While the rider is in force, you may request an increase or decrease in the Supplemental Benefit Rider face amount. Decreases will not be made during the first Policy Year. Adjustments are subject to our approval and rider provisions. We will approve an Adjustment subject to:
•The Attained Age of the Insured must be age 80 or less (for an increase request);
•The amount of any increase meets our underwriting guidelines then in effect; and
•The Policy is not in a grace period and Monthly Policy Charges are not being waived under any rider.
The maximum face amount of the Supplemental Benefit Rider is 90% of the Total Face Amount. There is no minimum face amount for the Supplemental Benefit Rider.
Policy Values
Your Policy Value is equal to the sum of the values in your Divisions, Fixed Account, Fixed DCA Account, and Loan Account. Your Policy Value:
•increases as premiums are applied and when interest is credited;
•decreases as policy loans, partial surrenders, unpaid loan interest and policy expenses are deducted; and
•can increase or decrease as the investment experience of your chosen Divisions fluctuates.
OPTIONAL BENEFITS UNDER THE POLICY

Subject to certain conditions, you may add one or more of the optional insurance benefits summarized in the table below. More information follows the table, and detailed information may be obtained from a registered representative or our Home Office. Not all optional insurance benefits (including those referred to below as "standard") are available to all Owners or in all states, and provisions may vary. Costs of optional insurance benefits are deducted from your Policy Value. See SUMMARY: FEE TABLES for charges.

Optional Benefit/Rider	Purpose	Standard/Optional	Charge	Other Restrictions/Limitations
Accidental Death Benefit	provides an additional death benefit if the Insured’s death is caused by accidental means	Optional	Yes
Accounting Benefit	provides that if the Policy is surrendered in the first ten years, any surrender charge will be waived.	Optional	No	available on business cases only; does not apply to a Policy surrendered for replacement. Approval required
Benefit Advance	provides the option to receive an advance of a portion of the death proceeds if the Insured becomes diagnosed as terminally ill with a life expectancy of less than 12 months.	Optional	No(1)	Limited to 75% of Face Amount, up to a maximum of $1,000,000. Advance may be taxable.
Change of Insured	allows the business to change the Insured when an employee leaves employment or ownership of the business changes	Optional	No	available on business cases only
Cost of Living Increase	provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability	Standard(2)	No(3)
Death Benefit Guarantee	guarantees the Policy will not lapse if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement	Standard(4)	No	The level of premium paid determines whether the guarantee is extended to the Insured’s Attained Age 65, 85 or 100. If the rider terminates, it may not be reinstated.
Extended Coverage	extends the Policy beyond the maturity date as long as the Policy is still in-force and the Insured is living on the Policy Maturity Date	Standard(5)	No	After the Policy Maturity Date:, certain limitations and restrictions are imposed on the Policy.
Life Paid-Up (Overloan Protection)	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance	Optional	Yes	Once the rider benefit begins, certain limitations and restrictions are imposed on the Policy. You should consult your tax advisor regarding this rider.
Salary Increase	provides increases in the Face Amount, up to the rider benefit amount, based on salary adjustments without requiring evidence of insurability.	Optional	Yes	available on business cases only. If you elect this rider, we will not add the Cost of Living Increase Rider to your Policy.
Supplemental Benefit	provides additional insurance (Face Amount) at a reduced cost.	Optional	Yes	Cannot be used with the Death Benefit Guarantee Rider; approval required; may be added at anytime Insured’s Attained Age is 20 - 80 (75 in New York).
Waiver of Monthly Policy Charges	pays the monthly deductions of the Policy if the Insured becomes disabled and loses the ability to earn an income	Optional	Yes	approval required
Waiver of Specified Premium	pays the Planned Periodic Premium on the Policy if the Insured becomes disabled and loses his/her ability to earn an income.	Optional	Yes	approval required; may be added when Insured’s Attained Age is not greater than 59.
(1) Death proceeds payable upon the death of the Insured will be reduced by the amount of the death proceeds advanced plus interest charged.
(2) Policies with a risk classification of standard or better and where the Insured’s issue age is 52 or younger.
(3) The Monthly Policy Charge and surrender charge will be increased to cover the costs and charges for any increase in the Face Amount made under this rider
(4) If the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium Requirement
(5) You may choose not to extend the maturity date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy.

Accidental Death Benefit Rider
The rider may be elected at the time of application, or may be added after issue subject to our then current underwriting guidelines. This rider provides an additional death benefit if the Insured’s death is caused by accidental means. There is a maximum monthly charge for this rider of $0.14 per $1,000 of rider benefit. For example, assume a Policy with Death Benefit Option 1 with a Face Value of $100,000 and a rider benefit of $25,000. In this example, the maximum charge for the rider would be $3.50 per month, and upon the death of the Insured, the death benefit would be $125,000.
Accounting Benefit Rider
This rider is available on business cases only and must be elected at the time of application or any time prior to issue. It provides that if the Policy is surrendered in the first ten years, any surrender charge which would otherwise apply will be waived. This waiver of surrender charge does not apply to a Policy which is surrendered for the purpose of replacing it with a policy from another company, including Internal Revenue Code Section 1035 exchanges. Our approval, under our then current underwriting guidelines, is required to add this rider. There is no charge for this rider.
Benefit Advance Rider
This rider is available to all Policies at issue or may be elected at any time prior to the insured’s death. Under this rider, you can choose to receive an advance of a portion of the death proceeds if the Insured has been diagnosed as terminally ill and has a life expectancy of less than 12 months. (The definition of terminally ill may vary in some states.) You can request up to 75 percent of the total Face Amount, minus any outstanding policy loans and unpaid loan interest and previously paid accelerated benefit, up to a maximum of $1,000,000. There is no charge for this rider; however, we will reduce the death proceeds payable upon the Insured's death by the amount of the advance, plus interest. For death proceeds advanced during the first ten Policy Years, the applicable interest rate is 5.5%, and for death proceeds advanced after Policy Year 10, the applicable interest rate is 3.8%. For example, assume the total Face Amount is $100,000 and there are no outstanding loans, interest, or previously paid accelerated benefit. In this example, in Policy Year 8, the Insured qualifies as terminally ill and requests $75,000. When the Insured dies, the death proceeds are reduced by $75,000 and 5.5% interest on that amount ($4,125 if the loan was outstanding for one year).
Receipt of a death benefit advance may be taxable. Before you make a claim for a death benefit advance, you should seek assistance from your personal tax advisor.
Change of Insured Rider
This rider is available on business cases only and may be added at any time prior to the proposed Insured’s issue age 69. It allows the business to change the Insured when an employee leaves employment or ownership of the business changes. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Future cost of insurance rates are based on the gender, issue age, smoking status and risk classification of the newly named Insured. Until the effective date of the change of Insured application, coverage remains in effect on the life of the prior Insured. The death proceeds are paid when the newly named Insured dies. There is no charge for this rider.
Cost of Living Increase Rider
This rider is added automatically to all Policies with a risk classification of standard or better and where the Insured’s issue age is 52 or under unless you elect the Salary Increase Rider. This rider provides increases in the Face Amount every three years, to the Insured’s age 55, without requiring evidence of insurability. There is no charge for this rider; however we will increase the Monthly Policy Charge and surrender charge to cover the costs and charges for any increase in the Total Face Amount made under this rider. For example, if you have a Policy with a $100,000 Face Amount, and on the third Policy Anniversary the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000.
Death Benefit Guarantee Rider
This rider is automatically made a part of the Policy at issue if the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium requirement. This rider guarantees the policy will not lapse if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement. The level of premium (planned or paid) determines whether the no-lapse guarantee is extended to the Insured’s Attained Age 65, 85, or 100. An illustration (available at no charge from your sales representative or our Home Office) will provide the Death Benefit Guarantee Premium requirement applicable to your Policy. The Death Benefit Guarantee Premium requirement is described in the section “Premiums.”
The use of this rider prohibits the use of the Supplemental Benefit Rider. There is no charge for this rider.
If on any Monthly Date, the Death Benefit Guarantee Premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our Home Office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated.
The rider may not be added after the Policy has been issued.

Extended Coverage Rider
This rider is added automatically to all Policies when issued. This rider extends the Policy beyond the Maturity Date as long as the Policy is still in-force and the Insured is living on the Maturity Date. The Policy will then terminate upon the Insured’s death. No Monthly Policy Charges are deducted after the Maturity Date. No additional premium payments are allowed, Adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All investment account and Fixed Account values will be transferred to the money market division and no further transfers are allowed. For example, assume the Policy Maturity Date is December 31, 2021, and the Insured is still living on that date. Instead of maturity proceeds being paid on that date, this rider extends the Policy, and death proceeds are paid under Death Benefit Option 1 when the Insured dies.
You may choose not to extend the Maturity Date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy. There is no charge for this rider.
Life Paid-Up Rider (Overloan Protection)
The rider may be elected at any time prior the Maturity Date. Under certain circumstances, this rider can guarantee the Policy will not lapse when there is a large Loan Indebtedness by converting the Policy to paid-up life insurance. In order for the rider benefit to begin, the following conditions must be satisfied:
•the Loan Indebtedness must be at least 96% of the Surrender Value;
•there is sufficient Net Surrender Value to cover the one-time rider charge;
•the Insured’s Attained Age must be 75 years or older;
•the Policy must have been in force for at least 15 Policy Years; and
•premiums paid have been surrendered

We reserve the right to begin the rider benefit when the Loan Indebtedness is at least 92% of the Surrender Value and all of the conditions are satisfied.
Once the rider benefit begins:
•All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.
•No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.
•No new premium payments, Face Amount Adjustments, partial surrenders or loans are allowed.
•If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.
•Your Loan Indebtedness and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.
•All optional riders, except the extended coverage rider, will automatically be terminated.

There is a one time maximum charge of 7.5% of Policy Value, which is taken from the Policy Value on the date the rider benefit begins. For example, if your Policy Value is $100,000, it will be reduced by $7,500 when the benefit begins.
The Internal Revenue Service has not taken a position on the Life Paid-Up Rider. You should consult your tax advisor regarding this rider.
Salary Increase Rider
This rider is available on business cases only and provides increases in the Face Amount based on salary adjustments without requiring evidence of insurability. The rider must be elected at the time of application or any time prior to issue, and if elected the Cost of Living Rider is not available. For Insureds with a risk classification of standard or better, the charge for this rider is taken at a monthly rate of $0.13 per $1,000 of rider benefit in excess of $30,000. When exercised, the Monthly Policy Charge and surrender charge will be increased to cover the costs and charges for any increase in the Face Amount made under this rider. If you elect this rider, we will not add the Cost of Living Increase Rider to your Policy. For example, if you have a Policy with a $100,000 Face Amount, and the formula for this rider in your Data Pages would allow for a $10,000 Face Amount increase, you could elect to increase your Face Amount at that time to $110,000. Your Monthly Policy Charge and surrender charge would increase, based on a Face Amount of $110,000. Since the rider benefit does not exceed $30,000, there would not be a charge for this rider.
Supplemental Benefit Rider
This rider provides additional insurance (Face Amount) at a reduced cost. The use of this rider disqualifies the use of the Death Benefit Guarantee Rider. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at anytime that the Insured’s Attained Age is at least 20 but no more than 80 (75 in New York). There is a charge for this rider.
Waiver of Monthly Policy Charges Rider
This rider pays the Monthly Policy Charges of the Policy if the Insured becomes disabled and loses his/her ability to earn an income. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at anytime that the Insured’s Attained Age is not greater than 59. There is a charge for this rider.
Waiver of Specified Premium Rider
This rider pays the planned scheduled premium on the Policy if the Insured becomes disabled and loses his/her ability to earn an income. Our approval, under our then current underwriting guidelines, is required to add this rider. The rider may be added at anytime that the Insured’s Attained Age is not greater than 59. There is a charge for this rider.
SURRENDERS AND PARTIAL SURRENDERS
Surrenders
You must send us a Written Request for any surrender. The request must be signed by all Owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the Surrender Value calculated as of the end of the Valuation Period during which we receive the Written Request for surrender.
Total and partial surrenders from the Policy are generally paid within five Business Days of our receipt of the Written Request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION OF THE POLICY — Delay of Payments).
Full Surrenders
You may surrender the Policy while the Policy is in effect. If the full surrender is within ten years of the Policy Date or a Policy Face Amount increase, a surrender charge is imposed. There is no refund of any Monthly Policy Charges deducted before the full surrender effective date.
We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the Surrender Value.
Partial Surrenders
On or after the first policy anniversary and prior to the Maturity Date, you may surrender a part of the Net Surrender Value. The minimum amount of a partial surrender is $500. Up to two partial surrenders may be made during a Policy Year. The total of your two partial surrenders during a Policy Year may not be greater than 75% of the Net Surrender Value (as of the date of the request for the first partial surrender in that Policy Year). The partial surrender may not decrease the Policy Face Amount to less than $100,000. Partial surrenders may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee rider, if applicable.

Your Policy Value is reduced by the amount of the surrender. We surrender Units from the Divisions and/or values from the Fixed Account to equal the dollar amount of the surrender request. The surrender is deducted from your Division(s) and/or Fixed Account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your Monthly Policy Charge allocation percentages. No surrender charge is imposed on a partial surrender.

•If Death Benefit Option 1 is in effect and the death benefit equals the Total Face Amount, the Total Face Amount is reduced by the amount of the partial surrender that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the Total Face Amount, the Total Face Amount is reduced by the amount the partial surrender exceeds the difference between the death benefit and Total Face Amount. If the Total Face Amount had been increased, any reduction of the Total Face Amount is made on a last in, first out basis.

Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect)
During Policy Years two through fifteen, 10% of the Net Surrender Value as of the end of the prior Policy Year may be surrendered without a subsequent decrease in the Total Face Amount. Any amount surrendered in excess of 10% causes a reduction in the Total Face Amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any Policy Year or $250,000 over the life of the Policy.
The maximum preferred partial surrender is equal to ((a) plus (b)) not to exceed (c) where:
(a)    is the amount of the surrender;
(b)    is the amount of any preferred partial surrenders in the same Policy Year; and
(c)    is 10% of the Net Surrender Value at the end of the prior Policy Year.

•If the Death Benefit Option 2 is in effect, there is no reduction in the Total Face Amount upon a partial surrender.

•If the Death Benefit Option 3 is in effect and the death benefit equals the Total Face Amount, the Total Face Amount is reduced by the greater of (a) or (b) where:
(a)    is the amount by which the total partial surrenders exceed total premiums paid*; and
(b)    is zero.

In situations where the death benefit is greater than the Total Face Amount, the Total Face Amount is reduced by the amount determined above which exceeds the difference between the death benefit and Total Face Amount. If the Total Face Amount has been increased, any reduction of the Total Face Amount is made on a last in, first out basis.
*    Face amount reduction will be less if the Face Amount has already been reduced due to a prior partial surrender.

LOANS

Policy Loans
While your Policy is in effect and has a Net Surrender Value, you may borrow money from us with the Policy as the security for the policy loan.
•The maximum amount you may borrow is 90% of the Net Surrender Value as of the date we process the policy loan.
•You may request a policy loan of $5,000 or less by calling us at 1-800-247-9988. If you are requesting a policy loan of more than $5,000, your request must be made in writing.
•Generally, policy loan proceeds are sent within five Business Days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).
•Requests for policy loans from any joint Owner are binding on all joint Owners.
•Policy loans may negatively affect your no-lapse guarantee provision and your Death Benefit Guarantee rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse)).

You are charged interest on your Loan Indebtedness. During the first ten Policy Years, the interest rate is 5.50% per year. After Policy Year ten, the interest rate is 3.80% per year. Interest accrues daily and is due and payable at the end of the Policy Year. If interest is not paid when due, it is added to the Loan Indebtedness. Adding unpaid interest to the Loan Indebtedness causes additional amounts to be withdrawn from your Fixed Account, Fixed DCA Account and/or Division(s) and transferred to the Loan Account. Withdrawals are made in the same proportion as the allocation used for the most recent Monthly Policy Charge.

A policy loan generally has a permanent effect on Policy Values. If a policy loan had not been made, the Policy Value would reflect the investment experience of the Division(s) and the interest credited to the Fixed Account and Fixed DCA Account. In addition, Loan Indebtedness is subtracted from:
•death proceeds at the death of the Insured;
•Surrender Value upon full surrender or termination of a Policy; and
•maturity proceeds paid.

Loan Indebtedness reduces your Net Surrender Value. If the Net Surrender Value is less than the Monthly Policy Charges on a Monthly Date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse)).
If the Policy lapses with an outstanding loan balance, there may be tax consequences.
Loan Account
When a policy loan is taken, a Loan Account is established. An amount equal to the loan is transferred from your Division(s), Fixed Account and Fixed DCA Account to your Loan Account. Loan accounts are part of our General Account. You may instruct us on the proportions to be taken from your accounts. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent Monthly Policy Charge. There are no restrictions from which accounts the loan amount can be transferred. Any loan interest due and unpaid is transferred in the same manner.
Your Loan Account earns interest from the date of transfer. The Loan Account interest rate is 4.00% per year. Interest accrues daily and is paid at the end of the Policy Year.
Loan Payments
While the Policy is in force and before the Insured dies, you may pay the Loan Indebtedness as follows:
•policy loans may be repaid totally or in part;
•repayments are allocated to the Division(s), Fixed Account and Fixed DCA Account in the proportions used for allocation of premium payments;
•payments that we receive that are not designated as premium payments are applied as loan repayments if a policy loan is outstanding;
•the repayments are allocated as of the Valuation Period in which we receive the repayment; and
•repayments are to be sent to our Home Office.
POLICY TERMINATION AND REINSTATEMENT
Policy Termination (Lapse)
If the Net Surrender Value on any Monthly Date is less than the Monthly Policy Charge, a 61-day grace period begins. However, during the first 60 policy months, the Policy will not enter a grace period if ((a) minus (b)) is greater than or equal to (c) where:
(a)    is the sum of the premiums paid;
(b)    is the sum of all Loan Indebtedness and partial surrenders; and
(c)    is the sum of the No-Lapse Guarantee Premiums since the Policy Date to the most recent Monthly Date.

After the first 60 policy months, making premium payments under your planned periodic premium schedule does not guarantee that your Policy will stay in force unless:
•your Policy’s Net Surrender Value is at least equal to the Monthly Policy Charge on the current Monthly Date; or
•the death benefit guarantee rider is in effect.
Grace Period
If the Net Surrender Value on a Monthly Date is less than the current monthly charge or the Loan Indebtedness is greater than the Net Surrender Value (overloan), and neither the no-lapse guarantee provision nor the death benefit guarantee rider is in effect, we will send you a notice of pending lapse and a grace period begins. We will send you a notice at the start of the grace period (to your last known post office address) stating the required premium to avoid policy lapse. If the grace period begins because of an overloan, the notice will also state a higher, optional premium payment amount that will decrease the Loan Indebtedness. Loan repayments count toward your grace period payment. The grace period will end 61 days after the day the notice is mailed. If the required premium is not received by us by the end of the grace period, the Policy will lapse without value.

NOTE:    The state of Florida requires that the Net Surrender Value of the policy equal zero prior to entering a grace period. The grace period will end 31 days after the day the notice is mailed.

During the first 60 policy months, the required premium is the greater of (a) or (b) where:
(a)    is three Monthly Policy Charges divided by (1 minus the Maximum Premium Expense Charge); and
(b)    is three no-lapse guarantee monthly premiums.

After the first 60 policy months, the required premium is (a) plus (b) where:
(a)    is the amount by which the surrender charge is more than the Policy value on the Monthly Date on or immediately preceding the start of the grace period; and
(b)    is three Monthly Policy Charges divided by (1 minus the Maximum Premium Expense Charge).

When the required premium is paid during the grace period, monthly charges are not deducted until the monthly anniversary following the payment. Therefore, during the grace period the Net Surrender Value may be overstated.
The determination of three Monthly Policy Charges is made by taking three times the “failed” monthly deduction that could not be made due to insufficient Policy Value.

Example:    Policy Value: $5,000
Loan Balance: $4,000
Surrender Charge: $500
Net Surrender Value: $500 (Policy Value minus Loan Balance minus Surrender Charge)
Monthly Policy Charge: $1,000
No-Lapse Guarantee Premium: $1,200
Maximum Premium Expense Charge in the first Policy Year: 6.25% (3.0% sales charge, 2.0% state and local taxes, 1.25% federal taxes)

During the first 60 policy months, the required premium is $3,600 [($1,200 x 3)] After the first 60 policy months, the required premium is $3,200 [($1,000 x 3)/(1- 0.0625)]
The required premium is intended to a) reimburse us for the Monthly Policy Charges during the grace period, and b) provide enough Policy Value to pay the Monthly Policy Charge on the first Monthly Date after the grace period. If the grace period ends before we receive the required premium, we keep any remaining value in the Policy to cover past due policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.

The Policy is in force during a grace period. If we do not receive the required premium, the Policy terminates as of the end of the grace period. If the Insured dies during a grace period, the death benefit is paid and the amount is reduced by:
•all Monthly Policy Charges due and unpaid at the death of the Insured; and
•any Loan Indebtedness.

The Policy also terminates:
•when you make a full Policy surrender;
•when death proceeds are paid;
•on the Maturity Date; and
•when the maturity proceeds are paid.

When the Policy terminates, all of the Owners’ Policy rights and privileges end.

Neither partial surrenders nor policy loans may be made during a grace period.

Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated because of insufficient value. The Policy may only be reinstated:
•prior to the Maturity Date and while the Insured is alive;
•upon our receipt of satisfactory evidence of insurability (according to our underwriting guidelines then in effect);
•if you make a payment of a reinstatement premium; and
•if the application for reinstatement is mailed to us within three years of the Policy termination (in some states, we must provide a longer period of time for Policy reinstatement).

The reinstatement premium is calculated using the required premium formulas found above in the Grace Period section. The required premium formula in effect on the date the Policy was terminated will be used in this calculation. If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated).

We do not require payment of Monthly Policy Charges during the period the Policy was terminated. Reinstatement is effective on the next Monthly Date following our approval of the reinstatement application. Premiums received with your reinstatement application are held in our General Account without interest. If the reinstatement is approved, they are allocated to your selected Division(s), Fixed Account and/or Fixed DCA Account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions. The reinstated Policy has the same Policy Date as the original Policy. Your rights and privileges as Owner(s) are restored upon reinstatement.

If you reinstate your Policy and then it is fully surrendered, a surrender charge may be imposed. The surrender charge, if any, is calculated based on the number of years the Policy was in force. The Premium Expense Charge is calculated based on the number of years since the Policy was issued.
TAX ISSUES RELATED TO THE POLICY
The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.
NOTE:    Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.
IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies certain tests under Section 7702 of the Internal Revenue Code. The Policy qualifies if it satisfies the guideline premium test (which places limitations on the amount of premium payments that may be made) and falls within a cash value corridor (the limitation of Policy Values that can accumulate relative to the death benefit).If you make a premium payment that we determine exceeds the current guideline premium limits under Internal Revenue Code Section 7702, we reserve the right to apply or refund the payment as described under “Premium Limitations.”

Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the Insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.
Under Section 101(g) of the Internal Revenue Code, certain amounts received under a Policy on the life of an Insured who qualifies as a terminally or chronically ill individual can be excluded from gross income as an amount paid by reason of the death of the Insured.
For employer-owned life insurance on the life of an Insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the Insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.
Taxation of Maturity Proceeds
A taxable event may occur if the Net Surrender Value at maturity plus any Loan Indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the Surrender Value and the remaining premiums in the policy.
Taxation of Growth in Policy Value
Any increase in Policy Value is not included in gross income while the Policy is in-force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the Owner will be subject to income tax on annual increases in cash value.

Taxation of Policy Surrenders and Partial Surrenders (including Preferred Partial Surrenders)
A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the Owner(s) is not taxed on the Surrender Value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any Loan Indebtedness, upon surrender or lapse, is added to the Net Surrender Value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.
A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your premiums paid into the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen Policy Years you make a partial surrender with a corresponding reduction in the Total Face Amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.
The increase in Policy Value of the Policy is not included in gross income unless and until there is a full surrender or partial surrender under the Policy. A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent the distribution exceeds your investment in the Policy. Transfers between the Division(s) Fixed Account and/or Fixed DCA Account are not considered as distributions from the Policy and would not be considered taxable income.
Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.
If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax. The taxable amount is generally the difference between the Policy Value and the Net Premiums paid at the time the loan is made.
If the Policy lapses with an outstanding loan balance, there may be tax consequences.
Taxation of Change of Owner
Transfer of ownership may have tax consequences to the Owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. The purchaser of a policy via a reportable policy sale is required to provide certain information to the issuer, seller/payment recipient and Internal Revenue Service (IRS) under Section 6050Y of the Internal Revenue Code. Please consult with your tax advisor before changing ownership of your life insurance policy.
Taxation of Change of Insured
For tax purposes, changing the Insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the Policy Value and the Net Premiums paid.
Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of Policy Value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your Policy Value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is
•made after the Owner attains age 59 ½; or
•attributable to the taxpayer becoming disabled (as defined in Section 72(m)(y)); or
•part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.
Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy.
If you make a premium payment that we determine would cause your policy to be classified as a Modified Endowment Contract under Internal Revenue Code Section 7702A, we reserve the right to apply or refund the payment as described under “Premium Limitations.”

Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.
Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies.
Other Tax Issues
Federal estate taxes and state and local estate, inheritance and other taxes may become due depending on applicable law and your circumstances or the circumstances of the policy beneficiary(ies) if you or the Insured dies.
Withholding
Federal withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated wage withholding rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the IRS has notified us that the number you furnished is incorrect. Non-resident aliens are subject to 30% withholding (or a lower treaty rate) on taxable distributions.
Under the Foreign Account Tax Compliance Act (FATCA), we will be required to withhold a 30% tax on taxable distributions to certain foreign entities that fail to comply with new reporting and withholding requirements designed to inform the U.S. Department of the Treasury. We may disclose the information we receive from Policy Owners to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a policy Owner that is a foreign entity fails to provide us with appropriate certifications or other documentation concerning its status under FATCA.
Mutual Fund Diversification
The U.S. Department of the Treasury has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the contracts. Under this Internal Revenue Code section, Separate Account investments must be adequately diversified in order for the increase in the value of contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each Underlying Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Variable life insurance Separate Accounts are provided a special diversification exemption when investing in U.S. Treasury securities.
Failure of an Underlying Fund to meet the diversification requirements could result in tax liability to contract holders. The investment opportunities of the Underlying Funds could conceivably be limited by adhering to the above diversification requirements.
GENERAL PROVISIONS
Purchase Procedures
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.
The minimum Policy Face Amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum Policy Face Amount. The increased minimum Face Amount would apply only to Policies issued after the effective date of the increase.
To issue a Policy, we require that the Insured be age 85 or younger as of the Policy Date. Other underwriting restrictions may apply. An applicant for the Policy must:
•furnish satisfactory evidence of insurability of the Insured; and
•meet our insurance underwriting guidelines and suitability rules.
If you want insurance coverage to start at the time the application is submitted, you must send a payment with your completed application. The amount is based on the Face Amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.

Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned no later than five Business Days from the date the application was rejected.
Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell policies that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Policy Date
Your Policy Date is shown on the Data Pages.

Effective Date
The Policy date and the Effective Date are the same unless a backdated Policy Date is requested. Insurance coverage is effective, provided all purchase requirements for the policy have been satisfied. If the proposed Insured dies before the Effective Date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).
Statement of Values
You receive an annual statement at the end of each Policy Year. The statement will show:
•beginning and end dates of the current statement period;
•the death benefit at the end of the statement period;
•the Policy Value at the beginning and end of the statement period;
•the Surrender Value, if any, at the end of the statement period;
•all premiums paid during the statement period;
•all charges deducted during the statement period;
•any Loan Indebtedness at the end of the statement period;
•any partial surrenders made during the statement period;
•any investment gain or loss during the statement period;
•total value of each of your Divisions and the Fixed Account as of the statement period;
•if applicable, a notice that the policy may terminate without value before the end of the next statement period
•unless additional premiums are paid (assuming guaranteed interest, mortality and expense loads, and premium charges); and
•any other information required to be included in the statement under state or federal law.

You will also receive a statement as of the end of each calendar quarter. At any time, you may request a free current statement by telephoning 1-800-247-9988.
We also send you the reports required by the Investment Company Act of 1940 (as amended).

Services Available via the Internet and Telephone
If you elect to use internet and/or telephone privileges, instructions for the following transactions may be given to us via the internet or telephone:
•change in allocations of future premium payments;
•change in allocation of the Monthly Policy Charge;
•change to your APR instructions;
•change to your scheduled transfer instructions;
•unscheduled transfers; and
•policy loan (not available via the internet) (loan proceeds are mailed to the Owner’s address of record).
If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.
Your instructions:
•may be given by calling us at 1-800-247-9988 between 7 a.m. and 6 p.m. Central Time on any day that the NYSE is open;
•may be given by accessing us at www.principal.com (for security purposes, you need a password to use any of the internet services, including viewing your Policy information on-line. If you don’t have a password, you can obtain one at www.principal.com);
•must be received by us before the close of the NYSE (generally 3:00 p.m. Central Time) to be effective the day you call;
•are effective the next Business Day if not received until after the close of the NYSE; and
•from one joint Owner are binding on all joint Owners.
Instructions from one joint Owner are binding on all joint Owners. If the Policy is owned by a trust, an authorized individual (with the proper password) may use these services and provide us with instructions.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction or internet requests, the Separate Account and the Company reserve the right to refuse telephone and/or internet orders. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the Owner’s address of record. The procedures for internet include requesting the same personal identification information as well as your Password, logging all internet activity and sending written transaction confirmations to the Owner’s address of record.
Misstatement of Age or Gender
If the age or, where applicable, gender of the Insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.
Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
We will not contest the insurance coverage provided by the Policy, except for any increases in Face Amount, after the Policy has been in force during the lifetime of the Insured for a period of two years from the Policy Date. Any Policy Face Amount increase has its own two-year contestability period that begins on the effective date of the Adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.
Independent Registered Public Accounting Firm
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal Life Insurance Company are included in the Statement of Additional Information. Those statements and related schedules have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309, for the periods indicated in their reports.

LEGAL PROCEEDINGS
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

FINANCIAL STATEMENTS
Financial Statements for the Company and for the Separate Account are included in the Statement of Additional Information.

APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online a www.principal.com/VULA2Report. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to Lifeinsurance@principal.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
Allspring VT Discovery All Cap Growth- Class 2*	Large US Equity	Allspring Funds Management/Allspring Global Investments, LLC	1.00%	(37.20%)	7.28%	10.96%
Allspring VT Index Asset Allocation- Class 2*	Asset Allocation		1.00%	(17.02%)	5.54%	8.51%
American Century VP Disciplined Core Value - Class II	Large US Equity	American Century Investment Management, Inc.	0.96%	(12.83%)	6.59%	10.37%
American Century VP Inflation Protection - Class II	Inflation-Protected Bond		0.77%	(13.08%)	1.38%	0.67%
American Century VP Mid Cap Value - Class II*	Small/Mid US Equity		1.01%	(1.38%)	6.61%	10.84%
American Century VP Ultra - Class I*	Large US Equity		0.91%	(32.46%)	10.94%	13.95%
American Century VP Value - Class II*	Large US Equity		0.88%	0.31%	7.68%	10.41%
American Funds Insurance Series Global Balanced - Class 2	Asset Allocation	Capital Research and Management Company	0.75%	(14.56%)	3.40%	5.25%
American Funds Insurance Series Growth - Class 2	Large US Equity		0.59%	(29.94%)	11.14%	13.64%
American Funds Insurance Series International - Class 2	International Equity		0.78%	(20.79%)	(1.03%)	3.92%
American Funds Insurance Series New World - Class 2*	International Equity		0.82%	(22.10%)	2.32%	4.27%
American Funds Insurance Series Washington Mutual Investors - Class 2*	Large US Equity		0.50%	(8.45%)	7.11%	11.30%
BNY Mellon IP MidCap Stock - Service Class	Small/Mid US Equity	BNY Mellon Investment Adviser, Inc./Mellon Investments Corp	1.05%	(14.28%)	3.24%	8.60%
BNY Mellon VIF Opportunistic Small Cap - Service Class	Small/Mid US Equity	BNY Mellon Investment Adviser, Inc.	1.07%	(16.83%)	2.53%	9.19%
Calvert VP Russell 2000 Small Cap Index - Class F	Small/Mid US Equity	Calvert Research and Management/Ameritas Investment Partners, Inc.	0.60%	(20.67%)	3.65%	8.34%
Calvert VP S&P 500 Index (not available to new investors after 4/25/2014)*	Large US Equity		0.28%	(18.34%)	9.12%	12.20%
Calvert VP S&P MidCap 400 Index - Class F	Small/Mid US Equity		0.53%	(13.51%)	6.17%	10.12%
ClearBridge Mid Cap - Class I	Small/Mid US Equity	ClearBridge Investments, LLC/Legg Mason Partners Fund Advisor, LLC	0.83%	(25.31%)	5.22%	9.22%
Delaware VIP Small Cap Value - Service Class	Small/Mid US Equity	Delaware Management Company	1.08%	(12.36%)	4.04%	8.92%
DWS Small Mid Cap Value - Class B*	Small/Mid US Equity	DWS Investment Management Americas Inc	1.18%	(16.14%)	1.77%	6.84%
Fidelity VIP Contrafund - Initial Class	Large US Equity	Fidelity Management and Research Co	0.85%	(26.49%)	8.39%	11.15%
Fidelity VIP Equity-Income - Service Class 2	Large US Equity		0.76%	(5.24%)	7.88%	9.91%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
Fidelity VIP Extended Market Index - Service Class 2	Small/Mid US Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.38%	(18.30%)
Fidelity VIP Gov't Money Market - Service Class	Short-Term Fixed Income	Fidelity Management and Research Co	0.34%	1.36%	1.02%	0.58%
Fidelity VIP Growth - Service Class 2	Large US Equity		0.86%	(24.64%)	12.14%	14.52%
Fidelity VIP High Income - Service Class 2	Fixed Income		0.97%	(11.67%)	0.86%	2.71%
Fidelity VIP International Index - Service Class 2	International Equity	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.42%	(16.21%)
Fidelity VIP Mid Cap - Service Class 2	Small/Mid US Equity	Fidelity Management and Research Co	0.86%	(14.97%)	5.68%	9.69%
Fidelity VIP Total Market Index - Service Class 2	Asset Allocation	Fidelity Management & Research Co/Geode Capital Management, LLC and FMR Co., Inc.	0.37%	(19.41%)
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP - Class 2	Small/Mid US Equity	Franklin Mutual Advisors, LLC	0.91%	(10.06%)	5.48%	9.09%
Franklin Templeton VIP Trust - Templeton Global Bond VIP - Class 2*	Fixed Income	Franklin Advisers, Inc.	0.77%	(4.95%)	(2.32%)	(0.77%)
Invesco VI American Franchise - Series II	Large US Equity	Invesco Advisers, Inc.	1.11%	(31.30%)	7.39%	11.35%
Invesco VI American Value- Series I	Small/Mid US Equity		0.89%	(2.61%)	6.59%	8.87%
Invesco VI Core Equity- Series II	Large US Equity		1.05%	(20.75%)	5.92%	8.03%
Invesco VI Health Care- Series I	Other-Health		0.96%	(13.32%)	8.30%	10.24%
Invesco VI Main Street Mid Cap- Series II	Small/Mid US Equity		1.18%	(14.45%)	4.82%	7.72%
Janus Henderson Series Enterprise- Service	Small/Mid US Equity	Janus Capital Management LLC	0.96%	(16.15%)	9.35%	13.10%
Janus Henderson Series Global Sustainable Equity- Service	International Equity	Janus Henderson Investors US LLC	1.12%
Janus Henderson Series Global Technology and Innovation - Service	Other-Technology	Janus Capital Management LLC	0.97%	(37.12%)	10.28%	15.34%
Lord Abbett Series Fund Developing Growth- Class VC*	Small/Mid US Equity	Lord, Abbett & Co, LLC	1.04%	(35.98%)	8.23%	10.86%
MFS Blended Research Small Cap Equity- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company	0.79%	(18.56%)	5.14%	10.21%
MFS Mid Cap Value- Service Class	Small/Mid US Equity		1.04%	(9.00%)	7.32%	10.59%
MFS New Discovery- Service Class*	Small/Mid US Equity		1.12%	(29.99%)	7.53%	9.71%
MFS New Discovery Value - Service Class*	Small/Mid US Equity		1.13%	(11.23%)	7.92%	11.56%
Principal Variable Contracts Funds ("PVC") Core Plus Bond- Class 1	Fixed Income	Principal Global Investors	0.50%	(14.13%)	0.27%	1.39%
PVC Diversified Balanced- Class 1	Asset Allocation		0.24%	(14.85%)	4.15%	5.92%
PVC Diversified International- Class 1	International Equity		0.92%	(20.00%)	0.63%	4.35%
PVC Equity Income- Class 1	Large US Equity		0.48%	(10.50%)	7.42%	10.70%
PVC Global Emerging Markets- Class 1*	International Equity		1.11%	(22.66%)	(2.94%)	0.48%
PVC Government & High Quality Bond- Class 1	Fixed Income		0.51%	(11.81%)	(0.78%)	0.45%
PVC LargeCap Growth I- Class 1*	Large US Equity	Principal Global Investors/T. Rowe Price Associates, Inc. and Brown Advisory, LLC	0.71%	(34.16%)	8.85%	12.67%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
PVC LargeCap S&P 500 Index- Class 1	Large US Equity	Principal Global Investors	0.20%	(18.33%)	9.14%	12.25%
PVC MidCap- Class 1	Small/Mid US Equity		0.54%	(22.98%)	8.88%	12.54%
PVC Principal Capital Appreciation- Class 1	Large US Equity		0.63%	(16.42%)	10.17%	12.54%
PVC Principal LifeTime 2020- Class 1	Asset Allocation		0.54%	(14.38%)	3.35%	5.69%
PVC Principal LifeTime 2030- Class 1	Asset Allocation		0.57%	(16.84%)	4.09%	6.69%
PVC Principal LifeTime 2040- Class 1	Asset Allocation		0.64%	(18.10%)	4.74%	7.54%
PVC Principal LifeTime 2050- Class 1	Asset Allocation		0.68%	(18.81%)	5.06%	7.98%
PVC Principal LifeTime 2060- Class 1*	Asset Allocation		0.70%	(18.78%)	5.22%
PVC Principal LifeTime Strategic Income- Class 1	Asset Allocation		0.54%	(13.09%)	1.80%	3.09%
PVC Real Estate Securities- Class 1	Small/Mid US Equity		0.79%	(25.41%)	4.93%	7.79%
PVC SAM Balanced- Class 1	Asset Allocation		0.76%	(16.15%)	3.88%	6.38%
PVC SAM Conservative Balanced- Class 1	Asset Allocation		0.75%	(14.45%)	2.84%	4.83%
PVC SAM Conservative Growth- Class 1	Asset Allocation		0.78%	(17.79%)	4.84%	7.82%
PVC SAM Flexible Income- Class 1	Asset Allocation		0.70%	(13.11%)	2.04%	3.77%
PVC SAM Strategic Growth- Class 1	Asset Allocation		0.79%	(18.78%)	5.53%	8.75%
PVC Short-Term Income- Class 1	Short-Term Fixed Income		0.41%	(3.45%)	0.94%	1.28%
PVC SmallCap- Class 1	Small/Mid US Equity		0.84%	(20.63%)	5.75%	10.50%
Putnam VT Large Cap Growth- Class 1B	Large US Equity	Putnam Investment Management LLC	0.91%	(30.50%)	10.60%	13.72%
TOPS Managed Risk Balanced ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC/ ValMark Advisers, Inc.	0.76%	(11.85%)	1.76%	3.13%
TOPS Managed Risk Growth ETF- Class 2	Asset Allocation		0.74%	(13.73%)	1.77%	3.77%
TOPS Managed Risk Moderate Growth ETF- Class 2	Asset Allocation		0.75%	(13.35%)	1.92%	3.72%
VanEck VIP Global Resources - Class S	Other-Natural Resources	Van Eck Associates Corp	1.33%	8.12%	4.01%	0.11%
Wanger International*	International Equity	Columbia Wanger Asset Management, LLC	1.20%	(33.84%)	(0.78%)	3.97%
* The current expense ratio for this Underlying Fund reflects expense reimbursements and/or fee waiver arrangements reported in the Underlying Fund’s registration statement. Such arrangements may be terminated, and therefore, reflect temporary fee reductions.

APPENDIX A - SURRENDER TARGET PREMIUMS
SURRENDER TARGET PREMIUMS (per $1,000 Policy Face Amount)

Issue Age	Male	Female	Unisex	Issue Age	Male	Female	Unisex
0	$2.18	$1.74	$2.09	43	$13.66	$10.40	$13.01
1	2.18	1.74	2.09	44	14.29	10.88	13.61
2	2.18	1.74	2.09	45	14.91	11.37	14.20
3	2.18	1.74	2.09	46	15.89	11.86	15.08
4	2.18	1.74	2.09	47	16.86	12.35	15.96
5	2.18	1.74	2.09	48	17.84	12.85	16.84
6	2.18	1.74	2.09	49	18.81	13.34	17.72
7	2.18	1.74	2.09	50	19.79	13.83	18.60
8	2.18	1.74	2.09	51	20.77	14.32	19.48
9	2.18	1.74	2.09	52	21.74	14.81	20.35
10	2.18	1.74	2.09	53	22.72	15.30	21.24
11	2.29	1.83	2.20	54	23.69	15.79	22.11
12	2.40	1.91	2.30	55	24.67	16.28	22.99
13	2.51	2.00	2.41	56	25.91	17.56	24.24
14	2.62	2.08	2.51	57	27.16	18.85	25.50
15	2.73	2.17	2.62	58	28.40	20.13	26.75
16	2.96	2.36	2.84	59	29.65	21.42	28.00
17	3.20	2.54	3.07	60	30.89	22.70	29.25
18	3.43	2.73	3.29	61	32.13	23.98	30.50
19	3.67	2.91	3.52	62	33.38	25.27	31.76
20	3.90	3.10	3.74	63	34.62	26.55	33.01
21	3.92	3.11	3.76	64	35.87	27.84	34.26
22	3.94	3.13	3.78	65	37.11	29.12	35.51
23	3.95	3.14	3.79	66	37.47	29.68	35.91
24	3.97	3.16	3.81	67	37.83	30.25	36.31
25	3.99	3.17	3.83	68	38.19	30.81	36.71
26	4.46	3.50	4.27	69	38.55	31.37	37.11
27	4.93	3.84	4.71	70	38.91	31.94	37.52
28	5.39	4.17	5.15	71	39.46	32.50	38.07
29	5.86	4.51	5.59	72	40.02	33.06	38.63
30	6.33	4.84	6.03	73	40.58	33.62	39.19
31	6.80	5.17	6.47	74	41.14	34.19	39.75
32	7.26	5.51	6.91	75	41.70	34.75	40.31
33	7.73	5.84	7.35	76	43.10	35.92	41.66
34	8.19	6.18	7.79	77	44.49	37.08	43.01
35	8.66	6.51	8.23	78	45.88	38.24	44.35
36	9.29	7.00	8.83	79	47.27	39.40	45.70
37	9.91	7.48	9.42	80	48.66	40.56	47.04
38	10.54	7.97	10.03	81	50.05	41.73	48.39
39	11.16	8.45	10.62	82	51.44	42.89	49.73
40	11.79	8.94	11.22	83	52.83	44.05	51.07
41	12.41	9.43	11.81	84	54.22	45.21	52.42
42	13.04	9.91	12.41	85	55.61	46.37	53.76

APPENDIX B

APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)

Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value	Insured’s Attained Age	Percentage of Policy Value
0-40	250.00	53	164.00	66	119.00
41	243.00	54	157.00	67	118.00
42	236.00	55	150.00	68	117.00
43	229.00	56	146.00	69	116.00
44	222.00	57	142.00	70	115.00
45	215.00	58	138.00	71	113.00
46	209.00	59	134.00	72	111.00
47	203.00	60	130.00	73	109.00
48	197.00	61	128.00	74	107.00
49	191.00	62	126.00	75 -90	105.00
50	185.00	63	124.00	91	104.00
51	178.00	64	122.00	92	103.00
52	171.00	65	120.00	93	102.00
				94+	101.00

Cash Value Accumulation Test (percentage of Policy Value) - Male

Class:	Preferred or Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
0	1149.84%	925.16%	850.84%	790.94%	699.51%	632.30%	580.34%	538.72%	475.69%
1	1155.45%	937.32%	864.92%	806.45%	716.98%	650.98%	599.80%	558.69%	496.21%
2	1123.44%	913.30%	843.49%	787.10%	700.74%	636.98%	587.51%	547.74%	487.26%
3	1091.06%	888.69%	821.42%	767.05%	683.75%	622.21%	574.43%	535.99%	477.49%
4	1059.18%	864.32%	799.51%	747.12%	666.79%	607.41%	561.28%	524.16%	467.61%
5	1027.61%	840.04%	777.62%	727.14%	649.71%	592.44%	547.93%	512.08%	457.45%
6	996.23%	815.71%	755.61%	706.99%	632.38%	577.17%	534.24%	499.65%	446.90%
7	965.20%	791.49%	733.64%	686.82%	614.95%	561.75%	520.35%	486.99%	436.08%
8	934.41%	767.29%	711.60%	666.53%	597.32%	546.06%	506.17%	474.00%	424.90%
9	904.09%	743.31%	689.72%	646.34%	579.71%	530.34%	491.90%	460.90%	413.55%
10	874.41%	719.75%	668.19%	626.43%	562.29%	514.75%	477.72%	447.85%	402.21%
11	845.46%	696.70%	647.08%	606.91%	545.17%	499.39%	463.73%	434.95%	390.96%
12	817.53%	674.45%	626.72%	588.05%	528.63%	484.56%	450.21%	422.48%	380.08%
13	790.81%	653.19%	607.27%	570.06%	512.87%	470.43%	437.35%	410.63%	369.77%
14	765.52%	633.16%	588.97%	553.18%	498.12%	457.26%	425.39%	399.65%	360.25%
15	741.63%	614.33%	571.83%	537.38%	484.39%	445.04%	414.34%	389.53%	351.55%
16	719.11%	596.70%	555.81%	522.66%	471.66%	433.77%	404.19%	380.29%	343.66%
17	697.84%	580.14%	540.81%	508.92%	459.84%	423.35%	394.87%	371.83%	336.51%
18	677.63%	564.47%	526.65%	495.98%	448.75%	413.64%	386.20%	364.00%	329.95%
19	658.19%	549.43%	513.07%	483.58%	438.15%	404.36%	377.95%	356.57%	323.76%
20	639.37%	534.87%	499.92%	471.57%	427.89%	395.39%	369.97%	349.40%	317.80%
21	621.01%	520.61%	487.03%	459.79%	417.81%	386.56%	362.12%	342.32%	311.91%
22	603.00%	506.56%	474.31%	448.14%	407.80%	377.76%	354.27%	335.24%	305.99%
23	585.25%	492.64%	461.66%	436.52%	397.78%	368.92%	346.35%	328.06%	299.94%
24	567.76%	478.82%	449.08%	424.94%	387.73%	360.02%	338.34%	320.77%	293.76%
25	550.50%	465.11%	436.55%	413.38%	377.66%	351.05%	330.24%	313.37%	287.43%
26	533.49%	451.50%	424.08%	401.84%	367.55%	342.01%	322.03%	305.84%	280.93%
27	516.76%	438.04%	411.72%	390.37%	357.45%	332.95%	313.77%	298.23%	274.33%
28	500.37%	424.80%	399.53%	379.03%	347.44%	323.92%	305.52%	290.61%	267.68%
29	484.35%	411.79%	387.54%	367.86%	337.55%	314.98%	297.32%	283.02%	261.02%
30	468.73%	399.07%	375.79%	356.91%	327.82%	306.16%	289.22%	275.50%	254.40%
31	453.53%	386.65%	364.31%	364.19%	318.27%	297.49%	281.25%	268.08%	247.85%
32	438.79%	374.58%	353.14%	335.74%	308.96%	289.03%	273.44%	260.82%	241.42%
33	424.48%	362.84%	342.26%	325.57%	299.87%	280.75%	265.81%	253.70%	235.10%
34	410.64%	351.47%	331.72%	315.71%	291.05%	272.71%	258.38%	246.77%	228.94%
35	397.25%	340.46%	321.50%	306.14%	282.49%	264.90%	251.15%	240.03%	222.94%
36	384.33%	329.81%	311.63%	296.88%	274.20%	257.33%	244.15%	233.49%	217.11%
37	371.86%	319.54%	302.08%	287.94%	266.18%	250.01%	237.38%	227.15%	211.47%
38	359.85%	309.63%	292.89%	279.32%	258.46%	242.95%	230.84%	221.05%	206.02%
39	348.28%	300.10%	284.04%	271.03%	251.02%	236.15%	224.55%	215.17%	200.77%
40	337.17%	290.93%	275.53%	263.05%	243.87%	229.62%	218.50%	209.51%	195.73%

Cash Value Accumulation Test (percentage of Policy Value) - Male

Class:	Preferred or Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
41	326.48%	282.12%	267.35%	255.38%	237.00%	223.35%	212.70%	204.09%	190.90%
42	316.22%	273.67%	259.50%	248.03%	230.41%	217.33%	207.14%	198.89%	186.27%
43	306.36%	265.54%	251.96%	240.97%	224.08%	211.56%	201.79%	193.91%	181.83%
44	296.89%	257.74%	244.72%	234.19%	218.01%	206.02%	196.68%	189.13%	177.58%
45	287.78%	250.25%	237.77%	227.68%	212.19%	200.71%	191.76%	184.54%	173.50%
46	279.04%	243.05%	231.09%	221.43%	206.59%	195.61%	187.05%	180.15%	169.60%
47	270.63%	236.13%	224.68%	215.42%	201.22%	190.71%	182.53%	175.93%	165.85%
48	262.54%	229.48%	218.51%	209.64%	196.05%	186.00%	178.18%	171.87%	162.25%
49	254.76%	223.07%	212.57%	204.08%	191.08%	181.46%	173.99%	167.97%	158.78%
50	247.28%	216.92%	206.86%	198.73%	186.30%	177.11%	169.96%	164.22%	155.45%
51	240.08%	210.99%	201.36%	193.59%	181.69%	172.91%	166.09%	160.60%	152.24%
52	233.17%	205.31%	196.09%	188.65%	177.28%	168.89%	162.38%	157.14%	149.17%
53	226.54%	199.86%	191.04%	183.93%	173.06%	165.04%	158.83%	153.84%	146.24%
54	220.19%	194.64%	186.21%	179.41%	169.02%	161.37%	155.45%	150.69%	143.45%
55	214.12%	189.67%	181.60%	175.10%	165.18%	157.88%	152.23%	147.70%	140.81%
56	208.30%	184.91%	177.20%	170.99%	161.52%	154.56%	149.17%	144.85%	138.30%
57	202.74%	180.36%	172.99%	167.06%	158.03%	151.39%	146.26%	142.15%	135.93%
58	197.41%	176.01%	168.97%	163.31%	154.69%	148.37%	143.49%	139.58%	133.66%
59	192.30%	171.83%	165.11%	159.71%	151.50%	145.48%	140.83%	137.12%	131.50%
60	187.39%	167.83%	161.41%	156.26%	148.43%	142.70%	138.29%	134.76%	129.43%
61	182.68%	163.99%	157.87%	152.96%	145.50%	140.05%	135.86%	132.51%	127.46%
62	178.18%	160.32%	154.48%	149.80%	142.70%	137.52%	133.53%	130.35%	125.57%
63	173.87%	156.81%	151.24%	146.78%	140.03%	135.10%	131.32%	128.31%	123.78%
64	169.75%	153.47%	148.17%	143.92%	137.50%	132.82%	129.23%	126.38%	122.09%
65	165.83%	150.30%	145.24%	141.20%	135.10%	130.66%	127.26%	124.56%	120.51%
66	162.10%	147.29%	142.47%	138.63%	132.83%	128.62%	125.40%	122.85%	119.02%
67	158.55%	144.42%	139.84%	136.18%	130.68%	126.69%	123.65%	121.23%	117.62%
68	155.15%	141.69%	137.33%	133.86%	128.64%	124.86%	121.98%	119.70%	116.30%
69	151.90%	139.08%	134.93%	131.64%	126.68%	123.11%	120.39%	118.25%	115.05%
70	148.80%	136.58%	132.64%	129.51%	124.82%	121.44%	118.88%	116.85%	113.85%
71	145.83%	134.19%	130.45%	127.48%	123.04%	119.85%	117.43%	115.52%	112.70%
72	143.00%	131.93%	128.37%	125.56%	121.35%	118.33%	116.05%	114.26%	111.61%
73	140.33%	129.79%	126.41%	123.74%	119.76%	116.91%	114.76%	113.07%	110.58%
74	137.81%	127.78%	124.58%	122.05%	118.28%	115.59%	113.56%	111.97%	109.63%
75	135.45%	125.92%	122.88%	120.48%	116.91%	114.37%	112.46%	110.97%	108.77%
76	133.24%	124.81%	121.30%	119.03%	115.66%	113.26%	111.46%	110.05%	107.99%
77	131.17%	122.56%	119.83%	117.68%	114.50%	112.24%	110.54%	109.22%	107.28%
78	129.21%	121.05%	118.46%	116.43%	113.42%	111.29%	109.70%	108.45%	106.64%
79	127.36%	119.61%	117.16%	115.24%	112.41%	110.40%	108.90%	107.74%	106.04%
80	125.59%	118.24%	115.93%	114.11%	111.44%	109.56%	108.15%	107.06%	105.47%

Cash Value Accumulation Test (percentage of Policy Value) - Male

Class:	Preferred or Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
81	123.91%	116.94%	114.75%	113.04%	110.52%	108.76%	107.44%	106.42%	104.93%
82	122.31%	115.71%	113.64%	112.02%	109.65%	107.99%	106.76%	105.80%	104.42%
83	120.81%	114.55%	112.60%	111.07%	108.83%	107.27%	106.11%	105.22%	103.93%
84	119.41%	113.48%	111.63%	110.19%	108.08%	106.61%	105.52%	104.69%	103.48%
85	118.11%	112.50%	110.75%	109.38%	107.39%	106.01%	104.99%	104.20%	103.07%
86	116.91%	111.61%	109.95%	108.65%	106.77%	105.47%	104.51%	103.77%	102.71%
87	115.79%	110.79%	109.21%	107.99%	106.21%	104.98%	104.08%	103.38%	102.39%
88	114.74%	110.03%	108.55%	107.39%	105.71%	104.55%	103.69%	103.04%	102.11%
89	113.74%	109.32%	107.93%	106.84%	105.25%	104.15%	103.34%	102.73%	101.97%
90	112.77%	108.65%	107.34%	106.32%	104.82%	103.78%	103.02%	102.44%	101.00%
91	111.80%	108.0%	106.78%	105.82%	104.42%	103.44%	102.72%	102.18%	101.00%
92	110.82%	107.34%	106.22%	105.33%	104.02%	103.11%	102.44%	101.97%	101.00%
93	109.79%	106.66%	105.64%	104.82%	103.62%	102.78%	102.16%	101.00%	101.00%
94	108.68%	105.91%	105.00%	104.27%	103.19%	102.42%	101.97%	101.00%	101.00%
95	107.47%	105.07%	104.28%	103.64%	102.69%	102.01%	101.00%	101.00%	101.00%
96	106.16%	104.13%	103.48%	102.92%	102.13%	101.97%	101.00%	101.00%	101.00%
97	104.76%	103.10%	102.60%	102.13%	101.97%	101.00%	101.00%	101.00%	101.00%
98	103.33%	102.02%	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
99	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100+	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Policy Value) – Female

Class:	Preferred or Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
0	1395.60%	1124.36%	1033.71%	960.39%	848.10%	765.33%	701.27%	649.92%	572.16%
1	1393.15%	1130.47%	1042.37%	970.97%	861.35%	780.29%	717.38%	666.83%	590.05%
2	1354.50%	1101.50%	1016.57%	947.70%	841.88%	763.57%	702.74%	653.83%	579.47%
3	1315.50%	1071.92%	990.08%	923.68%	821.60%	745.99%	687.23%	639.94%	568.00%
4	1276.92%	1042.45%	963.62%	899.63%	801.19%	728.23%	671.48%	625.80%	556.23%
5	1238.81%	1013.17%	937.24%	875.59%	780.70%	710.32%	655.55%	611.43%	544.21%
6	1201.35%	984.24%	911.13%	851.75%	760.31%	692.44%	639.59%	597.01%	532.08%
7	1164.31%	955.44%	885.07%	827.89%	739.79%	674.38%	623.41%	582.33%	519.64%
8	1128.00%	927.08%	859.36%	804.31%	719.46%	656.42%	607.28%	567.65%	507.16%
9	1092.31%	899.07%	833.90%	780.91%	699.21%	638.47%	591.12%	522.91%	494.56%
10	1057.39%	871.55%	808.85%	757.85%	679.19%	620.69%	575.06%	538.23%	481.96%
11	1023.24%	844.54%	784.21%	735.14%	659.42%	603.09%	559.13%	523.64%	469.39%
12	990.07%	818.23%	760.20%	712.98%	640.11%	585.87%	543.52%	509.33%	457.04%
13	958.00%	792.78%	736.96%	691.54%	621.40%	569.18%	528.40%	495.45%	445.06%
14	926.99%	768.15%	714.46%	670.77%	603.27%	553.00%	513.73%	482.00%	433.43%
15	897.15%	744.45%	692.82%	650.78%	585.84%	537.45%	499.64%	469.07%	422.27%
16	868.40%	721.62%	671.97%	631.54%	569.06%	522.48%	486.08%	456.64%	411.55%
17	840.70%	699.61%	651.87%	612.99%	522.88%	508.06%	473.01%	444.66%	401.23%
18	813.97%	678.38%	632.48%	595.09%	537.27%	494.14%	460.41%	433.11%	391.27%
19	788.06%	657.76%	613.64%	577.69%	522.08%	480.59%	448.12%	421.84%	381.55%
20	762.99%	637.79%	595.38%	560.82%	507.35%	467.43%	436.19%	410.90%	372.11%
21	738.68%	618.38%	577.63%	544.40%	492.99%	454.60%	424.55%	400.21%	362.87%
22	715.05%	599.48%	560.31%	528.38%	478.96%	442.04%	413.13%	389.71%	353.78%
23	692.09%	581.06%	543.43%	512.74%	465.23%	429.74%	401.94%	379.41%	344.84%
24	669.78%	563.13%	526.97%	497.48%	451.82%	417.70%	390.96%	369.30%	336.05%
25	648.14%	545.70%	510.96%	482.63%	438.74%	405.94%	380.24%	359.41%	327.43%
26	627.11%	528.72%	495.35%	468.13%	425.96%	394.44%	369.73%	349.71%	318.95%
27	606.71%	512.22%	480.16%	454.01%	413.50%	383.20%	359.46%	340.21%	310.64%
28	586.92%	496.17%	465.39%	440.27%	401.34%	372.24%	349.42%	330.92%	302.49%
29	567.76%	480.61%	451.04%	426.91%	389.52%	361.56%	339.63%	321.85%	294.53%
30	549.18%	465.50%	437.10%	413.93%	378.02%	351.15%	330.08%	313.00%	286.74%
31	531.21%	450.86%	423.59%	401.33%	366.84%	341.03%	320.79%	304.38%	279.15%
32	513.81%	436.66%	410.48%	389.10%	355.98%	331.19%	311.75%	295.98%	271.74%
33	496.96%	422.89%	397.75%	377.23%	345.42%	321.61%	302.94%	287.79%	264.51%
34	480.65%	409.53%	385.39%	365.69%	335.14%	312.28%	294.35%	279.80%	257.43%
35	464.89%	396.62%	373.45%	354.53%	325.20%	303.25%	286.03%	272.05%	250.57%
36	449.66%	384.12%	361.87%	343.71%	315.55%	294.48%	277.94%	264.52%	243.89%
37	434.98%	372.07%	350.72%	333.29%	306.25%	286.02%	270.14%	257.26%	237.45%
38	420.85%	360.48%	339.98%	323.25%	297.30%	277.88%	262.63%	250.26%	231.25%
39	407.27%	349.33%	329.66%	313.60%	288.70%	270.06%	255.43%	243.55%	225.29%
40	394.23%	338.64%	319.77%	304.36%	280.46%	262.57%	248.53%	237.14%	219.61%

Cash Value Accumulation Test (percentage of Policy Value) – Female

Class:	Preferred or Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
41	381.72%	328.39%	310.29%	295.51%	272.58%	255.41%	241.94%	231.01%	214.19%
42	369.72%	318.57%	301.21%	287.03%	265.04%	248.58%	235.65%	255.16%	209.03%
43	358.21%	309.16%	292.51%	278.91%	257.83%	242.04%	229.64%	219.58%	204.11%
44	347.14%	300.11%	284.14%	271.11%	250.90%	235.76%	223.88%	214.23%	199.39%
45	336.48%	291.40%	276.10%	263.61%	244.23%	229.72%	218.33%	209.09%	194.87%
46	362.22%	283.02%	268.35%	256.38%	237.82%	223.92%	213.00%	204.14%	190.52%
47	316.33%	274.93%	260.88%	249.41%	231.63%	218.31%	207.86%	199.38%	186.32%
48	306.78%	267.12%	253.67%	242.69%	225.66%	212.91%	202.90%	194.77%	182.27%
49	297.58%	259.60%	246.71%	236.20%	219.90%	207.69%	198.11%	190.33%	178.37%
50	288.71%	252.34%	240.01%	229.94%	214.34%	202.66%	193.49%	186.05%	174.61%
51	280.16%	245.35%	233.54%	223.92%	208.99%	197.82%	189.05%	181.93%	170.99%
52	271.93%	238.60%	227.31%	218.10%	203.83%	193.15%	184.77%	177.97%	167.51%
53	263.99%	232.11%	221.31%	212.50%	198.86%	188.65%	180.65%	174.15%	164.16%
54	256.36%	225.87%	215.54%	207.13%	194.09.%	184.34%	176.70%	170.49%	160.96%
55	249.00%	219.85%	209.99%	201.95%	189.50%	180.20%	172.90%	166.98%	157.89%
56	241.92%	214.06%	204.64%	196.96%	185.08%	176.20%	169.25%	163.61%	154.94%
57	235.07%	208.46%	199.46%	192.14%	180.81%	172.34%	165.71%	160.34%	152.09%
58	228.45%	203.02%	194.44%	187.45%	176.65%	168.59%	162.27%	157.16%	149.31%
59	222.01%	197.74%	189.55%	182.88%	172.59%	164.91%	158.90%	154.04%	146.57%
60	215.77%	192.59%	184.78%	178.43%	168.62%	161.31%	155.60%	150.97%	143.88%
61	209.70%	187.58%	180.14%	174.08%	164.75%	157.79%	152.36%	147.96%	141.23%
62	203.84%	182.74%	175.64%	169.87%	160.98%	154.37%	149.21%	145.03%	138.65%
63	198.20%	178.06%	171.30%	165.81%	157.36%	151.07%	146.17%	142.21%	136.15%
64	192.79%	173.59%	167.16%	161.93%	153.90%	147.93%	143.27%	139.52%	133.78%
65	187.61%	169.33%	163.20%	158.24%	150.60%	144.94%	140.53%	136.98%	131.55%
66	182.67%	165.26%	159.43%	154.72%	147.47%	142.11%	137.93%	134.57%	129.45%
67	177.93%	161.37%	155.83%	151.36%	144.49%	139.41%	135.46%	132.29%	127.45%
68	173.38%	157.62%	152.37%	148.12%	141.62%	136.82%	133.09%	130.10%	125.55%
69	168.99%	154.01%	149.02%	145.00%	138.84%	134.30%	130.79%	127.97%	123.69%
70	164.74%	150.50%	145.77%	141.96%	136.14%	131.86%	128.55%	125.89%	121.87%
71	160.64%	147.11%	142.63%	139.02%	133.52%	129.48%	126.36%	123.87%	120.10%
72	156.70%	143.86%	139.61%	136.20%	131.00%	127.19%	124.26%	121.91%	118.38%
73	152.93%	140.75%	136.73%	133.50%	128.60%	125.01%	122.25%	120.05%	116.74%
74	149.37%	137.82%	134.02%	130.96%	126.34%	122.96%	120.37%	118.31%	115.21%
75	146.01%	135.06%	131.47%	128.59%	124.23%	121.05%	118.62%	116.69%	113.80%
76	142.84%	132.48%	129.09%	126.37%	122.27%	119.29%	117.01%	115.21%	112.51%
77	139.87%	130.07%	126.87%	124.31%	120.45%	117.66%	115.53%	113.84%	111.33%
78	137.06%	127.80%	124.78%	122.38%	118.76%	116.14%	114.15%	112.58%	110.24%
79	134.40%	125.66%	122.82%	120.56%	117.16%	114.72%	112.86%	111.40%	109.23%
80	131.87%	123.63%	120.96%	118.84%	115.66%	113.38%	111.65%	110.29%	108.28%

Cash Value Accumulation Test (percentage of Policy Value) – Female

Class:	Preferred or Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
81	129.49%	121.72%	119.21%	117.22%	114.24%	112.11%	110.51%	109.24%	107.38%
82	127.23%	119.92%	117.56%	115.69%	112.91%	110.93%	109.43%	108.26%	106.54%
83	125.12%	118.24%	116.03%	114.28%	111.67%	109.82%	108.44%	107.35%	105.76%
84	123.16%	116.70%	114.62%	112.98%	110.54%	108.82%	107.53%	106.53%	105.06%
85	121.34%	115.28%	113.33%	111.79%	109.52%	107.91%	106.71%	105.78%	104.42%
86	119.66%	113.98%	112.15%	110.72%	108.59%	107.09%	105.98%	105.11%	103.86%
87	118.10%	112.79%	111.08%	109.74%	107.75%	106.36%	105.32%	104.52%	103.36%
88	116.64%	111.69%	110.10%	108.85%	107.00%	105.70%	104.73%	103.99%	102.91%
89	115.27%	110.68%	109.20%	108.03%	106.31%	105.10%	104.20%	103.51%	102.51%
90	113.97%	109.73%	108.36%	107.27%	105.67%	104.55%	103.72%	103.07%	102.16%
91	112.71%	108.83%	107.56%	106.56%	105.08%	104.04%	103.27%	102.68%	101.97%
92	111.48%	107.95%	106.80%	105.88%	104.52%	103.57%	102.85%	102.31%	101.00%
93	110.24%	107.08%	106.04%	105.21%	103.98%	103.11%	102.46%	101.97%	101.00%
94	108.97%	106.19%	105.27%	104.53%	103.43%	102.64%	102.06%	101.00%	101.00%
95	107.64%	105.23%	104.44%	103.80%	102.84%	102.16%	101.97%	101.00%	101.00%
96	106.24%	104.21%	103.56%	103.01%	102.21%	101.97%	101.00%	101.00%	101.00%
97	104.79%	103.13%	102.64%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%
98	103.34%	102.04%	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
99	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100+	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Policy Value) - Unisex

Class:	Preferred or Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
0	1191.15%	957.67%	880.43%	818.20%	723.24%	653.47%	599.55%	556.37%	491.01%
1	1195.60%	968.93%	893.69%	832.96%	740.05%	671.55%	618.47%	575.85%	511.10%
2	1162.59%	944.21%	871.66%	813.07%	723.38%	657.21%	605.89%	564.66%	501.97%
3	1129.04%	918.72%	848.80%	792.32%	705.80%	641.92%	592.36%	552.50%	491.87%
4	1096.00%	893.49%	826.13%	771.68%	688.25%	626.62%	578.76%	540.26%	481.65%
5	1063.29%	868.33%	803.45%	750.99%	670.57%	611.12%	564.94%	527.77%	471.14%
6	1030.86%	843.22%	780.74%	730.21%	652.72%	595.40%	550.85%	514.98%	460.30%
7	998.77%	818.20%	758.05%	709.39%	634.74%	579.50%	536.54%	501.95%	449.18%
8	967.08%	793.34%	735.45%	688.60%	616.70%	563.48%	522.08%	488.72%	437.81%
9	935.84%	768.70%	712.98%	667.89%	598.66%	547.39%	507.50%	475.34%	426.26%
10	905.25%	744.47%	690.85%	647.45%	580.81%	531.43%	493.0%	462.02%	414.70%
11	875.40%	720.75%	669.16%	627.39%	563.24%	515.70%	478.68%	448.82%	403.21%
12	846.55%	697.79%	648.16%	607.97%	546.21%	500.44%	464.79%	436.02%	392.06%
13	818.96%	675.88%	628.12%	589.45%	530.01%	485.93%	451.59%	423.88%	381.51%
14	792.71%	655.09%	609.14%	571.92%	514.71%	472.27%	439.19%	412.49%	371.65%
15	767.84%	635.49%	591.28%	555.47%	500.40%	459.53%	427.67%	401.93%	362.56%
16	744.34%	617.06%	574.54%	540.08%	487.07%	447.72%	417.02%	392.23%	354.26%
17	722.05%	599.66%	558.75%	525.60%	474.59%	436.70%	407.13%	383.24%	346.64%
18	700.81%	583.14%	543.80%	511.91%	462.83%	426.36%	397.89%	374.87%	339.59%
19	680.33%	567.23%	529.41%	498.74%	451.52%	416.43%	389.02%	366.85%	332.86%
20	660.51%	551.81%	515.46%	485.97%	440.56%	406.80%	380.43%	359.09%	326.35%
21	641.23%	536.78%	501.85%	473.50%	429.86%	397.39%	372.02%	351.49%	319.98%
22	622.33%	522.00%	488.43%	461.19%	419.25%	388.04%	363.65%	343.90%	313.59%
23	603.74%	507.36%	475.11%	448.95%	408.64%	378.66%	355.21%	336.24%	307.09%
24	585.45%	492.88%	461.91%	436.78%	398.07%	369.26%	346.74%	328.50%	300.49%
25	567.49%	478.59%	448.84%	424.71%	387.53%	359.86%	338.23%	320.72%	293.81%
26	549.81%	464.44%	435.87%	412.70%	377.00%	350.43%	329.66%	312.84%	287.00%
27	532.48%	450.50%	423.07%	400.82%	366.54%	341.04%	321.09%	304.94%	280.14%
28	515.51%	436.78%	410.45%	389.09%	356.18%	331.69%	312.55%	297.05%	273.24%
29	498.95%	423.35%	398.07%	377.56%	345.97%	322.46%	304.09%	289.21%	266.36%
30	482.82%	410.24%	385.96%	366.27%	335.95%	313.39%	295.75%	281.48%	259.55%
31	467.14%	397.44%	374.14%	355.23%	326.13%	304.48%	287.55%	273.85%	252.82%
32	451.93%	385.01%	362.63%	344.49%	316.55%	295.78%	279.54%	266.40%	246.22%
33	437.18%	372.92%	351.45%	334.03%	307.22%	287.28%	271.70%	259.09%	239.74%
34	422.91%	361.22%	340.61%	323.89%	298.16%	279.03%	264.09%	251.99%	233.43%
35	409.11%	349.88%	330.10%	314.06%	289.36%	271.01%	256.67%	245.08%	227.28%
36	395.79%	338.93%	319.94%	304.55%	280.85%	263.25%	249.50%	238.38%	221.31%
37	382.93%	328.35%	310.13%	295.35%	272.62%	255.74%	242.55%	231.89%	215.53%
38	370.55%	318.17%	300.68%	286.50%	264.70%	248.50%	235.86%	225.64%	209.96%
39	358.64%	308.36%	291.58%	277.98%	257.07%	241.54%	229.41%	219.61%	204.59%
40	347.20%	298.94%	282.84%	269.80%	249.74%	234.85%	223.23%	213.84%	199.45%

Cash Value Accumulation Test (percentage of Policy Value) - Unisex

Class:	Preferred or Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
41	336.19%	289.89%	274.45%	261.94%	242.71%	228.43%	217.30%	208.30%	194.51%
42	325.63%	281.21%	266.40%	254.40%	235.97%	222.28%	211.62%	203.00%	189.80%
43	315.48%	272.87%	258.66%	247.16%	229.49%	216.38%	206.16%	197.91%	185.27%
44	305.74%	264.86%	251.24%	240.22%	223.82%	210.73%	200.94%	193.04%	180.95%
45	296.37%	257.16%	244.11%	233.54%	217.31%	205.29%	195.92%	188.36%	176.79%
46	287.36%	249.77%	237.25%	227.13%	211.59%	200.07%	191.11%	183.87%	172.81%
47	278.70%	242.66%	230.67%	220.97%	206.08%	195.06%	186.48%	179.56%	168.99%
48	270.37%	235.82%	224.33%	215.04%	200.79%	190.24%	182.03%	175.42%	165.32%
49	262.34%	229.23%	218.22%	209.33%	195.69%	185.59%	177.75%	171.42%	161.77%
50	254.63%	222.89%	212.35%	203.83%	190.78%	181.13%	173.63%	167.58%	158.37%
51	247.20%	216.79%	206.70%	198.55%	186.06%	176.83%	169.66%	163.89%	155.09%
52	240.07%	210.94%	201.28%	193.48%	181.53%	172.71%	165.86%	160.35%	151.96%
53	233.22%	205.32%	196.08%	188.61%	177.19%	168.76%	162.22%	156.96%	148.96%
54	226.66%	199.95%	191.10%	183.96%	173.04%	164.99%	158.75%	153.73%	146.10%
55	220.38%	194.81%	186.34%	179.52%	169.09%	161.40%	155.45%	150.66%	143.39%
56	214.36%	189.89%	181.80%	175.27%	165.31%	157.98%	152.30%	147.74%	140.82%
57	208.60%	185.18%	177.45%	171.22%	161.71%	154.71%	149.30%	144.96%	138.37%
58	203.06%	180.66%	173.27%	167.32%	158.25%	151.58%	146.43%	142.30%	136.04%
59	197.74%	176.32%	169.26%	163.59%	154.93%	148.58%	143.67%	139.74%	133.79%
60	192.62%	172.15%	165.41%	159.99%	151.74%	145.69%	141.02%	137.29%	131.64%
61	187.71%	168.14%	161.71%	156.54%	148.68%	142.92%	138.48%	134.93%	129.57%
62	182.99%	164.30%	158.16%	153.23%	145.74%	140.26%	136.04%	132.67%	127.59%
63	178.47%	160.62%	154.76%	150.07%	142.93%	137.72%	133.72%	130.52%	125.70%
64	174.16%	157.12%	151.53%	147.06%	140.27%	135.32%	131.52%	128.48%	123.92%
65	170.05%	153.78%	148.46%	144.20%	137.75%	133.05%	129.44%	126.57%	122.25%
66	166.14%	150.62%	145.55%	141.50%	135.36%	130.90%	127.48%	124.76%	120.69%
67	162.40%	147.60%	142.78%	138.92%	133.10%	128.87%	125.63%	123.06%	119.21%
68	158.82%	144.72%	140.13%	136.47%	130.94%	126.94%	123.87%	121.45%	117.82%
69	155.40%	141.96%	137.60%	134.12%	128.88%	125.09%	122.19%	119.90%	116.48%
70	152.11%	139.32%	135.17%	131.87%	126.90%	123.31%	120.58%	115.42%	115.20%
71	148.96%	136.78%	132.84%	129.71%	125.00%	121.61%	119.03%	117.00%	113.97%
72	145.96%	134.37%	130.63%	127.65%	123.20%	119.99%	117.56%	115.64%	112.80%
73	143.11%	132.08%	128.53%	125.71%	121.49%	118.46%	116.17%	114.36%	111.69%
74	140.42%	129.93%	126.56%	123.89%	119.90%	117.03%	114.87%	113.17%	110.66%
75	137.89%	127.93%	124.73%	122.20%	118.42%	115.72%	113.68%	112.08%	109.72%
76	135.52%	126.05%	123.02%	120.63%	117.06%	114.51%	112.59%	111.08%	108.87%
77	133.28%	124.30%	121.43%	119.17%	115.80%	113.39%	111.59%	110.17%	108.10%
78	131.18%	122.66%	119.94%	117.80%	114.62%	112.36%	110.66%	109.34%	107.39%
79	129.17%	121.10%	118.53%	116.51%	113.51%	111.39%	109.79%	108.55%	106.73%
80	127.26%	119.61%	117.18%	115.28%	112.46%	110.46%	108.97%	107.80%	106.10%

Cash Value Accumulation Test (percentage of Policy Value) - Unisex

Class:	Preferred or Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
81	125.43%	118.19%	115.90%	114.10%	111.45%	109.57%	108.18%	107.09%	105.50%
82	123.70%	116.85%	114.68%	112.99%	110.49%	108.73%	107.42%	106.41%	104.93%
83	122.06%	115.59%	113.54%	111.94%	109.59%	107.94%	106.71%	105.77%	104.39%
84	120.53%	114.41%	112.48%	110.97%	108.76%	107.21%	106.06%	105.18%	103.89%
85	119.11%	113.33%	111.51%	110.09%	108.00%	106.55%	105.47%	104.64%	103.44%
86	117.79%	112.34%	110.62%	109.28%	107.31%	105.95%	104.93%	104.16%	103.04%
87	116.55%	111.43%	109.81%	108.54%	106.69%	105.40%	104.45%	103.72%	102.67%
88	115.39%	110.58%	109.06%	107.87%	106.12%	104.91%	104.02%	103.33%	102.35%
89	114.28%	109.79%	108.36%	107.24%	105.60%	104.46%	103.62%	102.98%	102.06%
90	113.20%	109.03%	107.70%	106.65%	105.12%	104.05%	103.26%	102.65%	101.97%
91	112.14%	108.30%	107.06%	106.09%	104.66%	103.65%	102.92%	102.35%	101.00%
92	111.07%	107.57%	106.43%	105.53%	104.21%	103.28%	102.59%	102.07%	101.00%
93	109.96%	106.82%	105.79%	104.97%	103.76%	102.90%	102.27%	101.97%	101.00%
94	108.79%	106.02%	105.10%	104.37%	103.28%	102.51%	101.97%	101.00%	101.00%
95	107.54%	105.14%	104.35%	103.70%	102.75%	102.07%	101.00%	101.00%	101.00%
96	106.19%	104.16%	103.51%	102.96%	102.16%	101.97%	101.00%	101.00%	101.00%
97	104.77%	103.11%	102.62%	102.15%	101.97%	101.00%	101.00%	101.00%	101.00%
98	103.34%	102.03%	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
99	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100+	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

ADDITIONAL INFORMATION

Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2023, and which is incorporated into this prospectus.

Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Variable Universal Life Accumulator II, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact us through our internet site: www.principal.com

Reports and other information about the Policy are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Principal® Variable Universal Life Accumulator II
Investment Company Act File No. 333-100838

PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL® VARIABLE UNIVERSAL LIFE ACCUMULATOR II
FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
Issued by Principal Life Insurance Company (the “Company”) through its
Principal Life Insurance Company Variable Life Separate Account
dated May 1, 2023
The Statement of Additional Information provides information about the Principal® Variable Universal Life Accumulator II Insurance Policy sponsored by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy’s Prospectus dated May 1, 2023. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:
Principal® Variable Universal Life Accumulator II
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

2

GENERAL INFORMATION AND HISTORY
The Company
Principal Life Insurance Company (the “Company”) is the issuer of the Principal Variable Universal Life Accumulator II Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-0431. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.
In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
Principal Life Insurance Company Variable Life Separate Account
The separate account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the separate account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 801 Grand Avenue, Suite 3100, Des Moines, Iowa, 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Variable Life Separate Account and the Company.
UNDERWRITERS
The principal underwriter of the Policy is Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392. PSI was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by PSI and applicable law to do so.
The Policy’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Policy. For the last three fiscal years PSI has received and retained the following commissions:

2022 received/retained	2021 received/retained	2020 received/retained
$196,176/$0	$220,549/$0	$194,030/$0
UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 1980 CSO Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured’s gender and smoking status.
3

PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying fund in which such division invests was first offered. Possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products.
The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices.
From time to time, the Separate Account or an underlying fund may advertise the “yield” and “effective yield” of a money market division or of the underlying fund in which it invests. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2022, the 7-day annualized and effective yields of the Fidelity VIP Government Money Market Division were 3.94% and 3.94%, respectively.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, administrative charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.
Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.
4

FINANCIAL STATEMENTS

APPENDIX A - Principal Life Insurance Company - Variable Life Separate Account Financials

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Variable Life Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal Life Insurance Company Variable Life Separate Account (the Separate Account), as of December 31, 2022, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1987.

Des Moines, Iowa

April 12, 2023

Appendix

Subaccounts comprising Principal Life Insurance Company Variable Life Separate Account

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein VPS Sustainable Global Thematic Growth Class A (1)
AllianceBernstein VPS Sustainable International Thematic Class A (2)
AllianceBernstein VPS International Value Class A
AllianceBernstein VPS Small Cap Growth Class A
AllianceBernstein VPS Small/Mid Cap Value Class A
Allspring VT Index Asset Allocation Class 2
Allspring VT Omega Growth Class 2
American Century VP Capital Appreciation Class II
American Century VP Disciplined Core Value Class I
American Century VP Disciplined Core Value Class II
American Century VP Inflation Protection Class II
American Century VP International Class II
American Century VP Mid Cap Value Class II
American Century VP Ultra Class I
American Century VP Ultra Class II
American Century VP Value Class II
American Funds Insurance Series Capital World Bond Fund Class 2
American Funds Insurance Series Global Balanced Class 2
American Funds Insurance Series Global Small Capitalization Fund Class 2
American Funds Insurance Series Growth Fund Class 2
American Funds Insurance Series International Fund Class 2
American Funds Insurance Series New World Fund Class 2
American Funds Insurance Series Washington Mutual Investors Class 2
	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022
BNY Mellon IP MidCap Stock Service Shares
BNY Mellon IP Technology Growth Service Shares
BNY Mellon Sustainable U.S. Equity Service Shares
BNY Mellon VIF Appreciation Service Shares
BNY Mellon VIF Opportunistic Small Cap Service Shares
Bond Market Index Class 1
Calvert VP EAFE International Index Class F
Calvert VP Investment Grade Bond Index Class I
Calvert VP Russell 2000 Small Cap Index Class F
Calvert VP S&P 500 Index Portfolio
Calvert VP S&P MidCap 400 Index Class F
ClearBridge Mid Cap Class I
ClearBridge Small Cap Growth Class I
Core Plus Bond Class 1
Delaware Small Cap Value Service Class
Diversified Balanced Class 1
Diversified International Class 1
DWS Alternative Asset Allocation Class B
DWS Small Mid Cap Value Class B
Equity Income Class 1
Fidelity VIP Asset Manager Service Class 2
Fidelity VIP Contrafund Initial Class
Fidelity VIP Contrafund Service Class 2
Fidelity VIP Equity-Income Initial Class
Fidelity VIP Equity-Income Service Class 2
Fidelity VIP Extended Market Index Service Class 2
Fidelity VIP Government Money Market Service Class
Fidelity VIP Growth Service Class 2
Fidelity VIP High Income Initial Class
Fidelity VIP High Income Service Class 2

Fidelity VIP International Index Service Class 2
Fidelity VIP Mid Cap Service Class 2
Fidelity VIP Strategic Income Service Class 2
Fidelity VIP Total Market Index Service Class 2
Franklin Income VIP Class 2
Franklin Mutual Global Discovery VIP Class 2
Franklin Mutual Shares VIP Class 2
Franklin Rising Dividends VIP Class 2
Franklin Small Cap Value VIP Class 2
Franklin Strategic Income VIP Class 2
Franklin U.S. Government Securities VIP Class 2
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
Government & High Quality Bond Class 1

Global Emerging Markets Class 1 (3)
Invesco V.I. American Franchise Series I
Invesco V.I. American Franchise Series II
Invesco V.I. American Value Series I
Invesco V.I. Core Equity Series I
Invesco V.I. Core Equity Series II
Invesco V.I. Discovery Mid Cap Growth Series I
Invesco V.I. Global Real Estate Series I
Invesco V.I. Health Care Series I
Invesco V.I. EQV International Equity Class I (4)
Invesco V.I. Main Street Mid Cap Series II
Invesco V.I. Main Street Small Cap Series II
Invesco V.I. Small Cap Equity Series I
Invesco V.I. Technology Series I
Janus Henderson Balanced Service Shares
Janus Henderson Enterprise Service Shares
Janus Henderson Flexible Bond Service Shares
Janus Henderson Forty Service Shares
Janus Henderson Global Research Service Shares
Janus Henderson Global Technology and Innovation Service Shares
Janus Henderson Overseas Service Shares

JP Morgan Core Bond Class I
JP Morgan Small Cap Core Class I
LargeCap Growth I Class 1
LargeCap S&P 500 Index Class 1
Lord Abbett Series Fund Developing Growth Class VC
MFS Blended Research Small Cap Equity Service Class
MFS Global Equity Service Class
MFS Growth Service Class
MFS Inflation-Adjusted Bond Service Class
MFS International Intrinsic Value Service Class
MFS Mid Cap Growth Service Class
MFS Mid Cap Value Portfolio Service Class
MFS New Discovery Service Class
MFS New Discovery Value Service Class
MFS Research International Service Class
MFS Total Return Service Class
MFS Utilities Service Class
MFS Value Service Class
MidCap Class 1
Neuberger Berman AMT Mid Cap Growth Portfolio Class S
Neuberger Berman AMT Sustainable Equity I Class

PIMCO All Asset Administrative Class
PIMCO Commodity Real Return Strategy Administrative Class
PIMCO Emerging Market Bond Administrative Class
PIMCO High Yield Administrative Class
PIMCO Long-Term U.S. Government Administrative Class
PIMCO Low Duration Administrative Class
PIMCO Real Return Administrative Class
PIMCO Short-Term Administrative Class
PIMCO Total Return Administrative Class
Principal Capital Appreciation Class 1
Principal LifeTime 2010 Class 1
Principal LifeTime 2020 Class 1
Principal LifeTime 2030 Class 1
Principal LifeTime 2040 Class 1
Principal LifeTime 2050 Class 1
Principal LifeTime 2060 Class 1
Principal LifeTime Strategic Income Class 1
Putnam VT Large Cap Value Class 1B
Putnam VT Growth Opportunities Class IB
Putnam VT International Value Fund IB
Putnam VT International Equity Class IB
Real Estate Securities Class 1
Rydex Variable Trust Basic Materials
Rydex Variable Trust Utilities

SAM Balanced Portfolio Class 1
SAM Conservative Balanced Portfolio Class 1
SAM Conservative Growth Portfolio Class 1
SAM Flexible Income Portfolio Class 1
SAM Strategic Growth Portfolio Class 1
Short-Term Income Class 1
SmallCap Class 1
T. Rowe Price Equity Income Portfolio II
T. Rowe Price Health Sciences Portfolio II
Templeton Developing Markets VIP Class 2
Templeton Foreign VIP Class 2
Templeton Global Bond VIP Class 2
TOPS Managed Risk Balanced ETF Class 2
TOPS Managed Risk Growth ETF Class 2
TOPS Managed Risk Moderate Growth ETF Class 2
VanEck Global Resources Class S
VanEck Global Resources Initial Class
Vanguard VIF Balanced
Vanguard VIF Equity Index
Vanguard VIF Mid-Cap Index
Vanguard VIF Global Bond Index
Wanger International

Janus Henderson Global Sustainable Equity Service Shares	For the period from June 6, 2022 (date funds made available) through December 31, 2022

1.Represented the operations of AllianceBernstein Global Thematic Growth Class A Division until May 2, 2022. .
2.Represented operations of AllianceBernstein International Growth Class A Division until May 2, 2022.
3.Represented operations of International Emerging Markets Class I Division until May 2, 2022.
4.Represented operations of Invesco International Growth Series I until April 29, 2022.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	AllianceBernstein VPS International Value Portfolio - Class A	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	AllianceBernstein VPS Sustainable Global Thematic Portfolio - Class A

Assets
Investments in shares of mutual funds, at fair value	$1,971,014	$2,092,492	$5,587,031	$1,414,498
Total assets	1,971,014	2,092,492	5,587,031	1,414,498
Total liabilities	—	—	—	—
Net assets	$1,971,014	$2,092,492	$5,587,031	$1,414,498

Net assets
Applicable to accumulation units	$1,971,014	$2,092,492	$5,587,031	$1,414,498
Total net assets	$1,971,014	$2,092,492	$5,587,031	$1,414,498

Investments in shares of mutual funds, at cost	$2,102,679	$3,511,585	$6,606,461	$1,497,610

Shares of mutual funds owned	152,202	229,944	336,163	46,499

Accumulation units outstanding	242,110	58,499	180,737	52,155

Statements of Operations
Year ended December 31, 2022
	AllianceBernstein VPS International Value Portfolio - Class A	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	AllianceBernstein VPS Sustainable Global Thematic Portfolio - Class A

Net investment income (loss)
Investment income:
Dividends	$88,512	$—	$64,857	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	88,512	—	64,857	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	29,023	(622,240)	679,880	(232,532)
Capital gains distributions	—	1,051,714	874,565	115,492
Total realized gains (losses) on investments	29,023	429,474	1,554,445	(117,040)

Change in net unrealized appreciation (depreciation)
of investments	(401,561)	(1,816,432)	(2,723,505)	(224,696)

Net gains (losses) on investments	(284,026)	(1,386,958)	(1,104,203)	(341,736)

Net increase (decrease) in net assets resulting from operations	$(284,026)	$(1,386,958)	$(1,104,203)	$(341,736)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A	Allspring VT® Index Asset Allocation Fund - Class 2	Allspring VT® Omega Growth Fund - Class 2	American Century® VP Capital Appreciation Fund - Class II

Assets
Investments in shares of mutual funds, at fair value	$916,903	$2,115,132	$3,588,985	$2,431,188
Total assets	916,903	2,115,132	3,588,985	2,431,188
Total liabilities	—	—	—	—
Net assets	$916,903	$2,115,132	$3,588,985	$2,431,188

Net assets
Applicable to accumulation units	$916,903	$2,115,132	$3,588,985	$2,431,188
Total net assets	$916,903	$2,115,132	$3,588,985	$2,431,188

Investments in shares of mutual funds, at cost	$1,222,593	$2,577,271	$5,591,280	$3,368,584

Shares of mutual funds owned	55,705	126,959	180,623	210,675

Accumulation units outstanding	67,988	55,528	90,671	120,464

Statements of Operations
Year ended December 31, 2022
	AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A	Allspring VT® Index Asset Allocation Fund - Class 2	Allspring VT® Omega Growth Fund - Class 2	American Century® VP Capital Appreciation Fund - Class II

Net investment income (loss)
Investment income:
Dividends	$—	$14,528	$—	$—

Expenses:
Mortality and expense risks	—	40	—	—
Net investment income (loss)	—	14,488	—	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	9,024	39,361	1,441,461	(411,936)
Capital gains distributions	148,062	261,038	923,886	415,573
Total realized gains (losses) on investments	157,086	300,399	2,365,347	3,637

Change in net unrealized appreciation (depreciation)
of investments	(476,196)	(767,486)	(4,707,183)	(1,119,198)

Net gains (losses) on investments	(319,110)	(452,599)	(2,341,836)	(1,115,561)

Net increase (decrease) in net assets resulting from operations	$(319,110)	$(452,599)	$(2,341,836)	$(1,115,561)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	American Century® VP Disciplined Core Value Fund – Class I	American Century® VP Disciplined Core Value Fund – Class II	American Century® VP Inflation Protection Fund - Class II	American Century® VP International Fund - Class II

Assets
Investments in shares of mutual funds, at fair value	$3,391,329	$9,976,797	$2,774,672	$1,711,083
Total assets	3,391,329	9,976,797	2,774,672	1,711,083
Total liabilities	—	—	—	—
Net assets	$3,391,329	$9,976,797	$2,774,672	$1,711,083

Net assets
Applicable to accumulation units	$3,391,329	$9,976,797	$2,774,672	$1,711,083
Total net assets	$3,391,329	$9,976,797	$2,774,672	$1,711,083

Investments in shares of mutual funds, at cost	$4,314,407	$12,593,988	$3,185,891	$2,231,850

Shares of mutual funds owned	472,989	1,389,526	296,123	179,924

Accumulation units outstanding	90,918	250,573	210,872	63,814

Statements of Operations
Year ended December 31, 2022
	American Century® VP Disciplined Core Value Fund – Class I	American Century® VP Disciplined Core Value Fund – Class II	American Century® VP Inflation Protection Fund - Class II	American Century® VP International Fund - Class II

Net investment income (loss)
Investment income:
Dividends	$63,684	$157,072	$151,268	$24,783

Expenses:
Mortality and expense risks	188	—	—	—
Net investment income (loss)	63,496	157,072	151,268	24,783

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(23,623)	(174,964)	(1,697)	(138,669)
Capital gains distributions	885,076	2,437,603	16,418	294,363
Total realized gains (losses) on investments	861,453	2,262,639	14,721	155,694

Change in net unrealized appreciation (depreciation)
of investments	(1,437,841)	(3,841,694)	(589,898)	(739,400)

Net gains (losses) on investments	(512,892)	(1,421,983)	(423,909)	(558,923)

Net increase (decrease) in net assets resulting from operations	$(512,892)	$(1,421,983)	$(423,909)	$(558,923)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	American Century® VP Mid Cap Value Fund - Class II	American Century® VP Ultra® Fund - Class I	American Century® VP Ultra® Fund - Class II	American Century® VP Value Fund – Class II

Assets
Investments in shares of mutual funds, at fair value	$39,425,481	$2,659,183	$5,871,724	$30,061,330
Total assets	39,425,481	2,659,183	5,871,724	30,061,330
Total liabilities	—	—	—	—
Net assets	$39,425,481	$2,659,183	$5,871,724	$30,061,330

Net assets
Applicable to accumulation units	$39,425,481	$2,659,183	$5,871,724	$30,061,330
Total net assets	$39,425,481	$2,659,183	$5,871,724	$30,061,330

Investments in shares of mutual funds, at cost	$39,243,475	$2,891,755	$6,984,132	$26,834,526

Shares of mutual funds owned	1,862,328	137,497	314,332	2,412,627

Accumulation units outstanding	872,579	57,725	117,091	665,347

Statements of Operations
Year ended December 31, 2022
	American Century® VP Mid Cap Value Fund - Class II	American Century® VP Ultra® Fund - Class I	American Century® VP Ultra® Fund - Class II	American Century® VP Value Fund – Class II

Net investment income (loss)
Investment income:
Dividends	$756,497	$—	$—	$561,638

Expenses:
Mortality and expense risks	127	520	—	204
Net investment income (loss)	756,370	(520)	—	561,434

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	709,507	192,842	437,408	1,301,453
Capital gains distributions	4,515,017	333,539	756,808	2,237,570
Total realized gains (losses) on investments	5,224,524	526,381	1,194,216	3,539,023

Change in net unrealized appreciation (depreciation)
of investments	(6,480,627)	(1,852,158)	(4,128,145)	(3,904,946)

Net gains (losses) on investments	(499,733)	(1,326,297)	(2,933,929)	195,511

Net increase (decrease) in net assets resulting from operations	$(499,733)	$(1,326,297)	$(2,933,929)	$195,511

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	American Funds Insurance Series® Capital World Bond Fund – Class 2	American Funds Insurance Series® Global Balanced Fund - Class 2	American Funds Insurance Series® Global Small Capitalization Fund - Class 2	American Funds Insurance Series® Growth Fund - Class 2

Assets
Investments in shares of mutual funds, at fair value	$2,048,909	$1,911,774	$152,526	$23,821,497
Total assets	2,048,909	1,911,774	152,526	23,821,497
Total liabilities	—	—	—	—
Net assets	$2,048,909	$1,911,774	$152,526	$23,821,497

Net assets
Applicable to accumulation units	$2,048,909	$1,911,774	$152,526	$23,821,497
Total net assets	$2,048,909	$1,911,774	$152,526	$23,821,497

Investments in shares of mutual funds, at cost	$2,561,305	$2,055,412	$247,792	$30,769,599

Shares of mutual funds owned	216,815	153,064	9,969	315,935

Accumulation units outstanding	213,511	163,658	15,156	854,857

Statements of Operations
Year ended December 31, 2022
	American Funds Insurance Series® Capital World Bond Fund – Class 2	American Funds Insurance Series® Global Balanced Fund - Class 2	American Funds Insurance Series® Global Small Capitalization Fund - Class 2	American Funds Insurance Series® Growth Fund - Class 2

Net investment income (loss)
Investment income:
Dividends	$4,947	$—	$—	$86,755

Expenses:
Mortality and expense risks	—	—	—	33
Net investment income (loss)	4,947	—	—	86,722

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(62,889)	(1,912)	(13,175)	1,056,326
Capital gains distributions	32,607	9,144	49,805	3,820,324
Total realized gains (losses) on investments	(30,282)	7,232	36,630	4,876,650

Change in net unrealized appreciation (depreciation)
of investments	(388,201)	(274,749)	(92,093)	(13,709,743)

Net gains (losses) on investments	(413,536)	(267,517)	(55,463)	(8,746,371)

Net increase (decrease) in net assets resulting from operations	$(413,536)	$(267,517)	$(55,463)	$(8,746,371)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	American Funds Insurance Series® International Fund - Class 2	American Funds Insurance Series® New World Fund® - Class 2	American Funds Insurance Series® Washington Mutual Investors Fund™ - Class 2	BNY Mellon IP MidCap Stock Portfolio - Service Shares

Assets
Investments in shares of mutual funds, at fair value	$16,796,503	$26,043,684	$21,821,974	$149,942
Total assets	16,796,503	26,043,684	21,821,974	149,942
Total liabilities	—	—	—	—
Net assets	$16,796,503	$26,043,684	$21,821,974	$149,942

Net assets
Applicable to accumulation units	$16,796,503	$26,043,684	$21,821,974	$149,942
Total net assets	$16,796,503	$26,043,684	$21,821,974	$149,942

Investments in shares of mutual funds, at cost	$21,266,169	$31,459,296	$24,696,884	$175,307

Shares of mutual funds owned	1,102,857	1,182,728	1,751,362	9,165

Accumulation units outstanding	1,411,217	1,919,416	1,192,340	8,942

Statements of Operations
Year ended December 31, 2022
	American Funds Insurance Series® International Fund - Class 2	American Funds Insurance Series® New World Fund® - Class 2	American Funds Insurance Series® Washington Mutual Investors Fund™ - Class 2	BNY Mellon IP MidCap Stock Portfolio - Service Shares

Net investment income (loss)
Investment income:
Dividends	$308,020	$346,214	$419,661	$1,076

Expenses:
Mortality and expense risks	—	1	576	—
Net investment income (loss)	308,020	346,213	419,085	1,076

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(577,336)	252,341	941,556	(16,070)
Capital gains distributions	2,430,511	2,199,224	4,780,193	59,342
Total realized gains (losses) on investments	1,853,175	2,451,565	5,721,749	43,272

Change in net unrealized appreciation (depreciation)
of investments	(6,431,059)	(9,108,560)	(8,152,841)	(96,252)

Net gains (losses) on investments	(4,269,864)	(6,310,782)	(2,012,007)	(51,904)

Net increase (decrease) in net assets resulting from operations	$(4,269,864)	$(6,310,782)	$(2,012,007)	$(51,904)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	BNY Mellon IP Technology Growth Portfolio - Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	BNY Mellon VIF Appreciation Portfolio - Service Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio - Service Shares

Assets
Investments in shares of mutual funds, at fair value	$4,068,972	$751,040	$2,691,655	$4,679,245
Total assets	4,068,972	751,040	2,691,655	4,679,245
Total liabilities	—	—	—	—
Net assets	$4,068,972	$751,040	$2,691,655	$4,679,245

Net assets
Applicable to accumulation units	$4,068,972	$751,040	$2,691,655	$4,679,245
Total net assets	$4,068,972	$751,040	$2,691,655	$4,679,245

Investments in shares of mutual funds, at cost	$7,130,959	$809,165	$3,439,611	$5,486,057

Shares of mutual funds owned	257,042	18,318	85,940	127,188

Accumulation units outstanding	133,123	19,464	60,270	170,698

Statements of Operations
Year ended December 31, 2022
	BNY Mellon IP Technology Growth Portfolio - Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	BNY Mellon VIF Appreciation Portfolio - Service Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio - Service Shares

Net investment income (loss)
Investment income:
Dividends	$—	$2,414	$13,346	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	2,414	13,346	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	79,356	26,058	(78,995)	66,395
Capital gains distributions	534,052	58,538	941,375	1,089,741
Total realized gains (losses) on investments	613,408	84,596	862,380	1,156,136

Change in net unrealized appreciation (depreciation)
of investments	(4,049,078)	(293,743)	(1,567,827)	(2,127,326)

Net gains (losses) on investments	(3,435,670)	(206,733)	(692,101)	(971,190)

Net increase (decrease) in net assets resulting from operations	$(3,435,670)	$(206,733)	$(692,101)	$(971,190)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Bond Market Index Account - Class 1	Calvert VP EAFE International Index Portfolio - Class F	Calvert VP Investment Grade Bond Index Portfolio - Class I	Calvert VP Russell 2000® Small Cap Index Portfolio - Class F

Assets
Investments in shares of mutual funds, at fair value	$23,165,139	$11,144,456	$3,462,429	$37,380,307
Total assets	23,165,139	11,144,456	3,462,429	37,380,307
Total liabilities	—	—	—	—
Net assets	$23,165,139	$11,144,456	$3,462,429	$37,380,307

Net assets
Applicable to accumulation units	$23,165,139	$11,144,456	$3,462,429	$37,380,307
Total net assets	$23,165,139	$11,144,456	$3,462,429	$37,380,307

Investments in shares of mutual funds, at cost	$27,144,686	$11,878,802	$3,940,668	$44,752,406

Shares of mutual funds owned	2,537,255	134,206	73,279	546,097

Accumulation units outstanding	2,102,508	841,067	316,838	1,278,295

Statements of Operations
Year ended December 31, 2022
	Bond Market Index Account - Class 1	Calvert VP EAFE International Index Portfolio - Class F	Calvert VP Investment Grade Bond Index Portfolio - Class I	Calvert VP Russell 2000® Small Cap Index Portfolio - Class F

Net investment income (loss)
Investment income:
Dividends	$547,134	$389,530	$87,862	$330,426

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	547,134	389,530	87,862	330,426

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,282,969)	102,382	(112,172)	62,608
Capital gains distributions	23,731	—	—	4,148,612
Total realized gains (losses) on investments	(1,259,238)	102,382	(112,172)	4,211,220

Change in net unrealized appreciation (depreciation)
of investments	(3,030,894)	(2,153,900)	(384,864)	(13,993,569)

Net gains (losses) on investments	(3,742,998)	(1,661,988)	(409,174)	(9,451,923)

Net increase (decrease) in net assets resulting from operations	$(3,742,998)	$(1,661,988)	$(409,174)	$(9,451,923)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Calvert VP S&P 500® Index Portfolio	Calvert VP S&P MidCap 400® Index Portfolio - Class F	ClearBridge Variable Mid Cap Portfolio - Class I	ClearBridge Variable Small Cap Growth Portfolio - Class I

Assets
Investments in shares of mutual funds, at fair value	$3,015,898	$2,535,416	$566,760	$23,850,150
Total assets	3,015,898	2,535,416	566,760	23,850,150
Total liabilities	—	—	—	—
Net assets	$3,015,898	$2,535,416	$566,760	$23,850,150

Net assets
Applicable to accumulation units	$3,015,898	$2,535,416	$566,760	$23,850,150
Total net assets	$3,015,898	$2,535,416	$566,760	$23,850,150

Investments in shares of mutual funds, at cost	$3,136,331	$2,529,137	$673,559	$32,476,747

Shares of mutual funds owned	20,551	23,252	27,837	945,309

Accumulation units outstanding	128,499	77,675	37,267	991,965

Statements of Operations
Year ended December 31, 2022
	Calvert VP S&P 500® Index Portfolio	Calvert VP S&P MidCap 400® Index Portfolio - Class F	ClearBridge Variable Mid Cap Portfolio - Class I	ClearBridge Variable Small Cap Growth Portfolio - Class I

Net investment income (loss)
Investment income:
Dividends	$40,271	$25,009	$2,103	$—

Expenses:
Mortality and expense risks	96	—	—	—
Net investment income (loss)	40,175	25,009	2,103	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	47,027	20,798	941	223,348
Capital gains distributions	247,916	283,060	37,007	503,826
Total realized gains (losses) on investments	294,943	303,858	37,948	727,174

Change in net unrealized appreciation (depreciation)
of investments	(947,037)	(740,079)	(212,115)	(10,641,243)

Net gains (losses) on investments	(611,919)	(411,212)	(172,064)	(9,914,069)

Net increase (decrease) in net assets resulting from operations	$(611,919)	$(411,212)	$(172,064)	$(9,914,069)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Core Plus Bond Account - Class 1	Delaware VIP® Small Cap Value - Service Class	Diversified Balanced Account - Class 1	Diversified International Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$94,738,261	$23,662,217	$15,202,961	$150,686,716
Total assets	94,738,261	23,662,217	15,202,961	150,686,716
Total liabilities	—	—	—	—
Net assets	$94,738,261	$23,662,217	$15,202,961	$150,686,716

Net assets
Applicable to accumulation units	$94,738,261	$23,662,217	$15,202,961	$150,686,716
Total net assets	$94,738,261	$23,662,217	$15,202,961	$150,686,716

Investments in shares of mutual funds, at cost	$114,577,532	$22,687,738	$17,575,204	$163,896,213

Shares of mutual funds owned	10,057,141	642,646	1,120,336	11,278,945

Accumulation units outstanding	3,567,959	723,069	1,173,666	4,587,832

Statements of Operations
Year ended December 31, 2022
	Core Plus Bond Account - Class 1	Delaware VIP® Small Cap Value - Service Class	Diversified Balanced Account - Class 1	Diversified International Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$3,148,407	$123,526	$399,879	$4,154,660

Expenses:
Mortality and expense risks	4,755	55	14,091	931
Net investment income (loss)	3,143,652	123,471	385,788	4,153,729

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(2,465,899)	(106,792)	(3,552)	1,858,984
Capital gains distributions	1,190,656	1,646,823	1,471,954	14,759,559
Total realized gains (losses) on investments	(1,275,243)	1,540,031	1,468,402	16,618,543

Change in net unrealized appreciation (depreciation)
of investments	(18,029,157)	(4,900,954)	(4,625,308)	(58,125,853)

Net gains (losses) on investments	(16,160,748)	(3,237,452)	(2,771,118)	(37,353,581)

Net increase (decrease) in net assets resulting from operations	$(16,160,748)	$(3,237,452)	$(2,771,118)	$(37,353,581)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	DWS Alternative Asset Allocation VIP - Class B	DWS Small Mid Cap Value VIP - Class B	Equity Income Account - Class 1	Fidelity® VIP Asset Manager Portfolio - Service Class 2

Assets
Investments in shares of mutual funds, at fair value	$411,631	$1,694,276	$132,750,350	$1,062,338
Total assets	411,631	1,694,276	132,750,350	1,062,338
Total liabilities	—	—	—	—
Net assets	$411,631	$1,694,276	$132,750,350	$1,062,338

Net assets
Applicable to accumulation units	$411,631	$1,694,276	$132,750,350	$1,062,338
Total net assets	$411,631	$1,694,276	$132,750,350	$1,062,338

Investments in shares of mutual funds, at cost	$432,570	$1,681,608	$131,903,270	$1,176,200

Shares of mutual funds owned	31,713	133,198	5,001,897	76,537

Accumulation units outstanding	34,347	69,463	4,179,541	37,474

Statements of Operations
Year ended December 31, 2022
	DWS Alternative Asset Allocation VIP - Class B	DWS Small Mid Cap Value VIP - Class B	Equity Income Account - Class 1	Fidelity® VIP Asset Manager Portfolio - Service Class 2

Net investment income (loss)
Investment income:
Dividends	$34,590	$9,152	$2,616,182	$20,731

Expenses:
Mortality and expense risks	—	78	30,593	—
Net investment income (loss)	34,590	9,074	2,585,589	20,731

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	11,003	(21,543)	4,104,036	24,358
Capital gains distributions	504	28,949	15,152,183	89,332
Total realized gains (losses) on investments	11,507	7,406	19,256,219	113,690

Change in net unrealized appreciation (depreciation)
of investments	(82,446)	(374,937)	(37,521,565)	(349,839)

Net gains (losses) on investments	(36,349)	(358,457)	(15,679,757)	(215,418)

Net increase (decrease) in net assets resulting from operations	$(36,349)	$(358,457)	$(15,679,757)	$(215,418)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Service Class 2

Assets
Investments in shares of mutual funds, at fair value	$70,779,319	$84,225,928	$22,855,291	$26,373,373
Total assets	70,779,319	84,225,928	22,855,291	26,373,373
Total liabilities	—	—	—	—
Net assets	$70,779,319	$84,225,928	$22,855,291	$26,373,373

Net assets
Applicable to accumulation units	$70,779,319	$84,225,928	$22,855,291	$26,373,373
Total net assets	$70,779,319	$84,225,928	$22,855,291	$26,373,373

Investments in shares of mutual funds, at cost	$64,653,725	$87,326,148	$21,862,803	$25,945,685

Shares of mutual funds owned	1,868,514	2,305,033	970,088	1,161,311

Accumulation units outstanding	731,366	1,471,008	380,186	680,967

Statements of Operations
Year ended December 31, 2022
	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Service Class 2

Net investment income (loss)
Investment income:
Dividends	$398,233	$246,498	$440,085	$461,652

Expenses:
Mortality and expense risks	2,424	—	1,043	—
Net investment income (loss)	395,809	246,498	439,042	461,652

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	3,085,284	2,185,815	371,939	368,753
Capital gains distributions	3,780,320	4,645,177	772,382	922,519
Total realized gains (losses) on investments	6,865,604	6,830,992	1,144,321	1,291,272

Change in net unrealized appreciation (depreciation)
of investments	(33,821,882)	(38,668,712)	(2,939,555)	(3,225,257)

Net gains (losses) on investments	(26,560,469)	(31,591,222)	(1,356,192)	(1,472,333)

Net increase (decrease) in net assets resulting from operations	$(26,560,469)	$(31,591,222)	$(1,356,192)	$(1,472,333)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Fidelity® VIP Extended Market Index Portfolio - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Service Class	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP High Income Portfolio - Initial Class

Assets
Investments in shares of mutual funds, at fair value	$179,327	$378,371,216	$21,088,055	$4,671,448
Total assets	179,327	378,371,216	21,088,055	4,671,448
Total liabilities	—	—	—	—
Net assets	$179,327	$378,371,216	$21,088,055	$4,671,448

Net assets
Applicable to accumulation units	$179,327	$378,371,216	$21,088,055	$4,671,448
Total net assets	$179,327	$378,371,216	$21,088,055	$4,671,448

Investments in shares of mutual funds, at cost	$213,504	$378,371,216	$23,533,713	$5,585,001

Shares of mutual funds owned	16,011	378,371,214	304,434	1,059,285

Accumulation units outstanding	14,225	35,730,194	394,088	174,876

Statements of Operations
Year ended December 31, 2022
	Fidelity® VIP Extended Market Index Portfolio - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Service Class	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP High Income Portfolio - Initial Class

Net investment income (loss)
Investment income:
Dividends	$1,822	$4,879,083	$80,141	$251,516

Expenses:
Mortality and expense risks	45	10,932	346	99
Net investment income (loss)	1,777	4,868,151	79,795	251,417

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	12,056	—	437,511	(123,286)
Capital gains distributions	3,385	—	1,775,198	—
Total realized gains (losses) on investments	15,441	—	2,212,709	(123,286)

Change in net unrealized appreciation (depreciation)
of investments	(56,423)	—	(9,234,196)	(783,661)

Net gains (losses) on investments	(39,205)	4,868,151	(6,941,692)	(655,530)

Net increase (decrease) in net assets resulting from operations	$(39,205)	$4,868,151	$(6,941,692)	$(655,530)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Fidelity® VIP High Income Portfolio - Service Class 2	Fidelity® VIP International Index Portfolio - Service Class 2	Fidelity® VIP Mid Cap Portfolio - Service Class 2	Fidelity® VIP Strategic Income Portfolio - Service Class 2

Assets
Investments in shares of mutual funds, at fair value	$14,203,875	$2,887,019	$31,326,176	$6,454,445
Total assets	14,203,875	2,887,019	31,326,176	6,454,445
Total liabilities	—	—	—	—
Net assets	$14,203,875	$2,887,019	$31,326,176	$6,454,445

Net assets
Applicable to accumulation units	$14,203,875	$2,887,019	$31,326,176	$6,454,445
Total net assets	$14,203,875	$2,887,019	$31,326,176	$6,454,445

Investments in shares of mutual funds, at cost	$16,784,044	$3,228,688	$33,846,696	$7,370,771

Shares of mutual funds owned	3,373,842	308,442	1,004,044	651,964

Accumulation units outstanding	453,182	263,604	576,400	589,065

Statements of Operations
Year ended December 31, 2022
	Fidelity® VIP High Income Portfolio - Service Class 2	Fidelity® VIP International Index Portfolio - Service Class 2	Fidelity® VIP Mid Cap Portfolio - Service Class 2	Fidelity® VIP Strategic Income Portfolio - Service Class 2

Net investment income (loss)
Investment income:
Dividends	$766,888	$61,145	$87,429	$230,183

Expenses:
Mortality and expense risks	—	1	—	—
Net investment income (loss)	766,888	61,144	87,429	230,183

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(527,847)	(214,250)	621,128	(65,139)
Capital gains distributions	—	—	2,214,171	6,132
Total realized gains (losses) on investments	(527,847)	(214,250)	2,835,299	(59,007)

Change in net unrealized appreciation (depreciation)
of investments	(2,354,422)	(431,511)	(8,593,355)	(962,909)

Net gains (losses) on investments	(2,115,381)	(584,617)	(5,670,627)	(791,733)

Net increase (decrease) in net assets resulting from operations	$(2,115,381)	$(584,617)	$(5,670,627)	$(791,733)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Fidelity® VIP Total Market Index Portfolio - Service Class 2	Franklin Income VIP Fund - Class 2	Franklin Mutual Global Discovery VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2

Assets
Investments in shares of mutual funds, at fair value	$12,552,926	$13,862,041	$9,672,906	$11,978,441
Total assets	12,552,926	13,862,041	9,672,906	11,978,441
Total liabilities	—	—	—	—
Net assets	$12,552,926	$13,862,041	$9,672,906	$11,978,441

Net assets
Applicable to accumulation units	$12,552,926	$13,862,041	$9,672,906	$11,978,441
Total net assets	$12,552,926	$13,862,041	$9,672,906	$11,978,441

Investments in shares of mutual funds, at cost	$14,060,340	$14,257,144	$9,940,462	$13,760,696

Shares of mutual funds owned	910,292	941,075	582,354	790,135

Accumulation units outstanding	916,838	369,216	229,413	387,479

Statements of Operations
Year ended December 31, 2022
	Fidelity® VIP Total Market Index Portfolio - Service Class 2	Franklin Income VIP Fund - Class 2	Franklin Mutual Global Discovery VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2

Net investment income (loss)
Investment income:
Dividends	$119,699	$656,225	$138,312	$225,412

Expenses:
Mortality and expense risks	26	—	—	—
Net investment income (loss)	119,673	656,225	138,312	225,412

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	86,900	30,347	(29,878)	(119,308)
Capital gains distributions	3,221	266,365	827,103	1,361,287
Total realized gains (losses) on investments	90,121	296,712	797,225	1,241,979

Change in net unrealized appreciation (depreciation)
of investments	(1,872,416)	(1,713,498)	(1,458,300)	(2,443,255)

Net gains (losses) on investments	(1,662,622)	(760,561)	(522,763)	(975,864)

Net increase (decrease) in net assets resulting from operations	$(1,662,622)	$(760,561)	$(522,763)	$(975,864)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Franklin Rising Dividends VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2

Assets
Investments in shares of mutual funds, at fair value	$23,830,814	$18,884,184	$13,965,477	$243,548
Total assets	23,830,814	18,884,184	13,965,477	243,548
Total liabilities	—	—	—	—
Net assets	$23,830,814	$18,884,184	$13,965,477	$243,548

Net assets
Applicable to accumulation units	$23,830,814	$18,884,184	$13,965,477	$243,548
Total net assets	$23,830,814	$18,884,184	$13,965,477	$243,548

Investments in shares of mutual funds, at cost	$23,607,643	$21,631,535	$15,919,999	$287,258

Shares of mutual funds owned	881,643	1,507,117	1,599,711	23,900

Accumulation units outstanding	453,675	384,389	856,386	21,600

Statements of Operations
Year ended December 31, 2022
	Franklin Rising Dividends VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2

Net investment income (loss)
Investment income:
Dividends	$186,296	$180,678	$631,536	$5,792

Expenses:
Mortality and expense risks	—	11	—	—
Net investment income (loss)	186,296	180,667	631,536	5,792

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	245,118	(122,056)	(460,010)	(2,835)
Capital gains distributions	2,972,432	3,409,612	—	—
Total realized gains (losses) on investments	3,217,550	3,287,556	(460,010)	(2,835)

Change in net unrealized appreciation (depreciation)
of investments	(6,210,439)	(5,541,345)	(1,954,091)	(28,089)

Net gains (losses) on investments	(2,806,593)	(2,073,122)	(1,782,565)	(25,132)

Net increase (decrease) in net assets resulting from operations	$(2,806,593)	$(2,073,122)	$(1,782,565)	$(25,132)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Global Emerging Markets Account - Class 1	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares	Government & High Quality Bond Account - Class 1	Invesco V.I. American Franchise Fund - Series I Shares

Assets
Investments in shares of mutual funds, at fair value	$34,859,942	$1,605,688	$43,884,156	$3,149,761
Total assets	34,859,942	1,605,688	43,884,156	3,149,761
Total liabilities	—	—	—	—
Net assets	$34,859,942	$1,605,688	$43,884,156	$3,149,761

Net assets
Applicable to accumulation units	$34,859,942	$1,605,688	$43,884,156	$3,149,761
Total net assets	$34,859,942	$1,605,688	$43,884,156	$3,149,761

Investments in shares of mutual funds, at cost	$42,517,288	$1,960,489	$51,600,283	$4,489,889

Shares of mutual funds owned	2,603,431	154,393	5,325,747	73,524

Accumulation units outstanding	882,589	57,427	3,338,897	107,348

Statements of Operations
Year ended December 31, 2022
	Global Emerging Markets Account - Class 1	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares	Government & High Quality Bond Account - Class 1	Invesco V.I. American Franchise Fund - Series I Shares

Net investment income (loss)
Investment income:
Dividends	$589,651	$4,868	$654,851	$—

Expenses:
Mortality and expense risks	343	—	846	—
Net investment income (loss)	589,308	4,868	654,005	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(71,415)	69,951	(1,328,516)	102,258
Capital gains distributions	3,541,795	16,322	—	959,986
Total realized gains (losses) on investments	3,470,380	86,273	(1,328,516)	1,062,244

Change in net unrealized appreciation (depreciation)
of investments	(14,250,005)	(459,423)	(5,415,922)	(2,516,517)

Net gains (losses) on investments	(10,190,317)	(368,282)	(6,090,433)	(1,454,273)

Net increase (decrease) in net assets resulting from operations	$(10,190,317)	$(368,282)	$(6,090,433)	$(1,454,273)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Invesco V.I. American Franchise Fund - Series II Shares	Invesco V.I. American Value Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series II Shares

Assets
Investments in shares of mutual funds, at fair value	$3,154,305	$470,023	$6,036,960	$8,596,136
Total assets	3,154,305	470,023	6,036,960	8,596,136
Total liabilities	—	—	—	—
Net assets	$3,154,305	$470,023	$6,036,960	$8,596,136

Net assets
Applicable to accumulation units	$3,154,305	$470,023	$6,036,960	$8,596,136
Total net assets	$3,154,305	$470,023	$6,036,960	$8,596,136

Investments in shares of mutual funds, at cost	$4,937,197	$516,652	$7,695,383	$10,862,099

Shares of mutual funds owned	81,192	29,938	245,905	352,301

Accumulation units outstanding	110,475	30,894	191,060	193,670

Statements of Operations
Year ended December 31, 2022
	Invesco V.I. American Franchise Fund - Series II Shares	Invesco V.I. American Value Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series II Shares

Net investment income (loss)
Investment income:
Dividends	$—	$3,329	$60,062	$58,812

Expenses:
Mortality and expense risks	—	2	275	—
Net investment income (loss)	—	3,327	59,787	58,812

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	86,397	(11,543)	19,419	(89,385)
Capital gains distributions	1,010,538	81,203	1,020,734	1,477,236
Total realized gains (losses) on investments	1,096,935	69,660	1,040,153	1,387,851

Change in net unrealized appreciation (depreciation)
of investments	(2,523,740)	(89,339)	(2,694,294)	(3,816,348)

Net gains (losses) on investments	(1,426,805)	(16,352)	(1,594,354)	(2,369,685)

Net increase (decrease) in net assets resulting from operations	$(1,426,805)	$(16,352)	$(1,594,354)	$(2,369,685)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. Global Real Estate Fund - Series I Shares	Invesco V.I. Health Care Fund - Series I Shares

Assets
Investments in shares of mutual funds, at fair value	$3,184,514	$12,379,192	$1,338,584	$19,914,826
Total assets	3,184,514	12,379,192	1,338,584	19,914,826
Total liabilities	—	—	—	—
Net assets	$3,184,514	$12,379,192	$1,338,584	$19,914,826

Net assets
Applicable to accumulation units	$3,184,514	$12,379,192	$1,338,584	$19,914,826
Total net assets	$3,184,514	$12,379,192	$1,338,584	$19,914,826

Investments in shares of mutual funds, at cost	$4,763,615	$15,486,362	$1,567,673	$22,898,938

Shares of mutual funds owned	57,368	427,754	102,652	791,842

Accumulation units outstanding	258,328	361,927	118,696	473,106

Statements of Operations
Year ended December 31, 2022
	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. Global Real Estate Fund - Series I Shares	Invesco V.I. Health Care Fund - Series I Shares

Net investment income (loss)
Investment income:
Dividends	$—	$224,911	$41,431	$—

Expenses:
Mortality and expense risks	107	—	—	69
Net investment income (loss)	(107)	224,911	41,431	(69)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	28,199	(393,127)	(34,194)	90,114
Capital gains distributions	966,487	1,434,647	—	2,740,598
Total realized gains (losses) on investments	994,686	1,041,520	(34,194)	2,830,712

Change in net unrealized appreciation (depreciation)
of investments	(2,478,116)	(4,183,817)	(384,178)	(6,072,502)

Net gains (losses) on investments	(1,483,537)	(2,917,386)	(376,941)	(3,241,859)

Net increase (decrease) in net assets resulting from operations	$(1,483,537)	$(2,917,386)	$(376,941)	$(3,241,859)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Invesco V.I. Main Street Mid Cap Fund - Series II Shares	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares	Invesco V.I. Technology Fund - Series I Shares

Assets
Investments in shares of mutual funds, at fair value	$582,535	$9,672,044	$9,937,487	$7,763,063
Total assets	582,535	9,672,044	9,937,487	7,763,063
Total liabilities	—	—	—	—
Net assets	$582,535	$9,672,044	$9,937,487	$7,763,063

Net assets
Applicable to accumulation units	$582,535	$9,672,044	$9,937,487	$7,763,063
Total net assets	$582,535	$9,672,044	$9,937,487	$7,763,063

Investments in shares of mutual funds, at cost	$737,567	$11,365,238	$12,465,011	$14,114,894

Shares of mutual funds owned	70,781	428,725	659,860	616,605

Accumulation units outstanding	20,656	260,982	365,691	366,630

Statements of Operations
Year ended December 31, 2022
	Invesco V.I. Main Street Mid Cap Fund - Series II Shares	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares	Invesco V.I. Technology Fund - Series I Shares

Net investment income (loss)
Investment income:
Dividends	$420	$23,692	$—	$—

Expenses:
Mortality and expense risks	—	—	37	213
Net investment income (loss)	420	23,692	(37)	(213)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(7,118)	818,616	(178,927)	406,509
Capital gains distributions	128,169	1,110,071	1,940,868	3,530,244
Total realized gains (losses) on investments	121,051	1,928,687	1,761,941	3,936,753

Change in net unrealized appreciation (depreciation)
of investments	(233,513)	(3,582,782)	(4,365,077)	(9,284,751)

Net gains (losses) on investments	(112,042)	(1,630,403)	(2,603,173)	(5,348,211)

Net increase (decrease) in net assets resulting from operations	$(112,042)	$(1,630,403)	$(2,603,173)	$(5,348,211)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares	Janus Henderson Forty Portfolio - Service Shares

Assets
Investments in shares of mutual funds, at fair value	$37,769,964	$61,383,882	$33,379,420	$14,117,503
Total assets	37,769,964	61,383,882	33,379,420	14,117,503
Total liabilities	—	—	—	—
Net assets	$37,769,964	$61,383,882	$33,379,420	$14,117,503

Net assets
Applicable to accumulation units	$37,769,964	$61,383,882	$33,379,420	$14,117,503
Total net assets	$37,769,964	$61,383,882	$33,379,420	$14,117,503

Investments in shares of mutual funds, at cost	$38,661,160	$71,270,268	$39,211,079	$19,520,554

Shares of mutual funds owned	889,333	977,762	3,037,254	463,477

Accumulation units outstanding	880,164	1,121,347	1,489,436	406,785

Statements of Operations
Year ended December 31, 2022
	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares	Janus Henderson Forty Portfolio - Service Shares

Net investment income (loss)
Investment income:
Dividends	$423,152	$176,005	$751,714	$8,105

Expenses:
Mortality and expense risks	—	278	—	—
Net investment income (loss)	423,152	175,727	751,714	8,105

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	998,563	566,104	(551,322)	(22,609)
Capital gains distributions	1,039,335	11,446,015	517,027	2,813,195
Total realized gains (losses) on investments	2,037,898	12,012,119	(34,295)	2,790,586

Change in net unrealized appreciation (depreciation)
of investments	(9,344,515)	(24,763,880)	(6,224,905)	(10,329,720)

Net gains (losses) on investments	(6,883,465)	(12,576,034)	(5,507,486)	(7,531,029)

Net increase (decrease) in net assets resulting from operations	$(6,883,465)	$(12,576,034)	$(5,507,486)	$(7,531,029)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Janus Henderson Global Research Portfolio - Service Shares	Janus Henderson Global Sustainable Equity Portfolio - Service Shares	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	Janus Henderson Overseas Portfolio - Service Shares

Assets
Investments in shares of mutual funds, at fair value	$4,075,150	$3,087	$3,091,538	$2,815,932
Total assets	4,075,150	3,087	3,091,538	2,815,932
Total liabilities	—	—	—	—
Net assets	$4,075,150	$3,087	$3,091,538	$2,815,932

Net assets
Applicable to accumulation units	$4,075,150	$3,087	$3,091,538	$2,815,932
Total net assets	$4,075,150	$3,087	$3,091,538	$2,815,932

Investments in shares of mutual funds, at cost	$4,731,436	$2,838	$4,647,391	$2,682,873

Shares of mutual funds owned	84,180	363	296,977	76,603

Accumulation units outstanding	140,507	330	236,679	77,655

Statements of Operations
Year ended December 31, 2022
	Janus Henderson Global Research Portfolio - Service Shares	Janus Henderson Global Sustainable Equity Portfolio - Service Shares	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	Janus Henderson Overseas Portfolio - Service Shares

Net investment income (loss)
Investment income:
Dividends	$64,984	$17	$—	$48,455

Expenses:
Mortality and expense risks	—	—	303	—
Net investment income (loss)	64,984	17	(303)	48,455

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	67,465	—	(699,032)	93,690
Capital gains distributions	470,994	—	753,173	—
Total realized gains (losses) on investments	538,459	—	54,141	93,690

Change in net unrealized appreciation (depreciation)
of investments	(1,620,688)	249	(2,024,241)	(442,300)

Net gains (losses) on investments	(1,017,245)	266	(1,970,403)	(300,155)

Net increase (decrease) in net assets resulting from operations	$(1,017,245)	$266	$(1,970,403)	$(300,155)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	JP Morgan Core Bond Portfolio - Class 1 Shares	JP Morgan Small Cap Core Portfolio - Class 1 Shares	LargeCap Growth I Account - Class 1	LargeCap S&P 500 Index Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$4,501,295	$2,136,967	$282,896,930	$347,814,620
Total assets	4,501,295	2,136,967	282,896,930	347,814,620
Total liabilities	—	—	—	—
Net assets	$4,501,295	$2,136,967	$282,896,930	$347,814,620

Net assets
Applicable to accumulation units	$4,501,295	$2,136,967	$282,896,930	$347,814,620
Total net assets	$4,501,295	$2,136,967	$282,896,930	$347,814,620

Investments in shares of mutual funds, at cost	$5,372,125	$2,590,795	$357,766,199	$379,111,482

Shares of mutual funds owned	465,490	118,985	9,361,249	19,068,784

Accumulation units outstanding	307,801	44,201	3,641,020	8,361,353

Statements of Operations
Year ended December 31, 2022
	JP Morgan Core Bond Portfolio - Class 1 Shares	JP Morgan Small Cap Core Portfolio - Class 1 Shares	LargeCap Growth I Account - Class 1	LargeCap S&P 500 Index Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$96,632	$10,929	$—	$4,672,093

Expenses:
Mortality and expense risks	—	—	2,044	1,078
Net investment income (loss)	96,632	10,929	(2,044)	4,671,015

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(71,663)	(90,244)	9,352,691	8,775,293
Capital gains distributions	25,263	507,676	38,561,390	39,098,559
Total realized gains (losses) on investments	(46,400)	417,432	47,914,081	47,873,852

Change in net unrealized appreciation (depreciation)
of investments	(767,810)	(975,225)	(202,043,409)	(129,516,508)

Net gains (losses) on investments	(717,578)	(546,864)	(154,131,372)	(76,971,641)

Net increase (decrease) in net assets resulting from operations	$(717,578)	$(546,864)	$(154,131,372)	$(76,971,641)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Lord Abbett Series Fund Developing Growth Portfolio - Class VC	MFS® Blended Research Small Cap Equity Portfolio Series - Service Class	MFS® Global Equity Series - Service Class	MFS® Growth Series - Service Class

Assets
Investments in shares of mutual funds, at fair value	$2,040,173	$2,598,127	$8,866,745	$38,812,237
Total assets	2,040,173	2,598,127	8,866,745	38,812,237
Total liabilities	—	—	—	—
Net assets	$2,040,173	$2,598,127	$8,866,745	$38,812,237

Net assets
Applicable to accumulation units	$2,040,173	$2,598,127	$8,866,745	$38,812,237
Total net assets	$2,040,173	$2,598,127	$8,866,745	$38,812,237

Investments in shares of mutual funds, at cost	$3,405,445	$3,468,280	$10,000,675	$53,980,552

Shares of mutual funds owned	92,107	311,526	451,924	867,506

Accumulation units outstanding	95,167	148,384	255,316	652,395

Statements of Operations
Year ended December 31, 2022
	Lord Abbett Series Fund Developing Growth Portfolio - Class VC	MFS® Blended Research Small Cap Equity Portfolio Series - Service Class	MFS® Global Equity Series - Service Class	MFS® Growth Series - Service Class

Net investment income (loss)
Investment income:
Dividends	$—	$13,666	$21,072	$—

Expenses:
Mortality and expense risks	27	—	—	—
Net investment income (loss)	(27)	13,666	21,072	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(337,302)	43,609	(34,526)	908,704
Capital gains distributions	—	641,351	956,966	5,359,600
Total realized gains (losses) on investments	(337,302)	684,960	922,440	6,268,304

Change in net unrealized appreciation (depreciation)
of investments	(785,206)	(1,247,193)	(3,132,464)	(24,410,111)

Net gains (losses) on investments	(1,122,535)	(548,567)	(2,188,952)	(18,141,807)

Net increase (decrease) in net assets resulting from operations	$(1,122,535)	$(548,567)	$(2,188,952)	$(18,141,807)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	MFS® Inflation-Adjusted Bond Portfolio - Service Class	MFS® International Intrinsic Value Portfolio - Service Class	MFS® Mid Cap Growth Series - Service Class	MFS® Mid Cap Value Portfolio - Service Class

Assets
Investments in shares of mutual funds, at fair value	$1,980,063	$28,305,537	$49,942	$6,104,034
Total assets	1,980,063	28,305,537	49,942	6,104,034
Total liabilities	—	—	—	—
Net assets	$1,980,063	$28,305,537	$49,942	$6,104,034

Net assets
Applicable to accumulation units	$1,980,063	$28,305,537	$49,942	$6,104,034
Total net assets	$1,980,063	$28,305,537	$49,942	$6,104,034

Investments in shares of mutual funds, at cost	$2,676,139	$31,959,766	$73,678	$6,078,907

Shares of mutual funds owned	240,008	1,058,151	8,016	673,734

Accumulation units outstanding	205,322	1,589,278	1,266	353,854

Statements of Operations
Year ended December 31, 2022
	MFS® Inflation-Adjusted Bond Portfolio - Service Class	MFS® International Intrinsic Value Portfolio - Service Class	MFS® Mid Cap Growth Series - Service Class	MFS® Mid Cap Value Portfolio - Service Class

Net investment income (loss)
Investment income:
Dividends	$92,052	$143,724	$—	$50,767

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	92,052	143,724	—	50,767

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(63,332)	322,973	(35,958)	26,708
Capital gains distributions	137,183	1,265,697	8,058	533,637
Total realized gains (losses) on investments	73,851	1,588,670	(27,900)	560,345

Change in net unrealized appreciation (depreciation)
of investments	(725,121)	(10,062,323)	(45,904)	(1,026,378)

Net gains (losses) on investments	(559,218)	(8,329,929)	(73,804)	(415,266)

Net increase (decrease) in net assets resulting from operations	$(559,218)	$(8,329,929)	$(73,804)	$(415,266)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	MFS® New Discovery Series - Service Class	MFS® New Discovery Value Portfolio - Service Class	MFS® Research International Series - Service Class	MFS® Total Return Series - Service Class

Assets
Investments in shares of mutual funds, at fair value	$12,626,456	$2,562,175	$2,756,623	$4,988,135
Total assets	12,626,456	2,562,175	2,756,623	4,988,135
Total liabilities	—	—	—	—
Net assets	$12,626,456	$2,562,175	$2,756,623	$4,988,135

Net assets
Applicable to accumulation units	$12,626,456	$2,562,175	$2,756,623	$4,988,135
Total net assets	$12,626,456	$2,562,175	$2,756,623	$4,988,135

Investments in shares of mutual funds, at cost	$22,257,460	$2,796,373	$3,170,881	$5,655,856

Shares of mutual funds owned	1,428,332	328,063	185,506	227,250

Accumulation units outstanding	264,488	126,104	210,375	212,538

Statements of Operations
Year ended December 31, 2022
	MFS® New Discovery Series - Service Class	MFS® New Discovery Value Portfolio - Service Class	MFS® Research International Series - Service Class	MFS® Total Return Series - Service Class

Net investment income (loss)
Investment income:
Dividends	$—	$9,480	$49,295	$79,993

Expenses:
Mortality and expense risks	22	1	—	—
Net investment income (loss)	(22)	9,479	49,295	79,993

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(520,177)	(15,077)	(46,126)	99,128
Capital gains distributions	4,771,853	500,287	69,008	475,735
Total realized gains (losses) on investments	4,251,676	485,210	22,882	574,863

Change in net unrealized appreciation (depreciation)
of investments	(9,641,772)	(795,894)	(718,644)	(1,175,413)

Net gains (losses) on investments	(5,390,118)	(301,205)	(646,467)	(520,557)

Net increase (decrease) in net assets resulting from operations	$(5,390,118)	$(301,205)	$(646,467)	$(520,557)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	MFS® Utilities Series - Service Class	MFS® Value Series - Service Class	MidCap Account - Class 1	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S

Assets
Investments in shares of mutual funds, at fair value	$5,959,972	$38,935,984	$207,594,930	$1,476,610
Total assets	5,959,972	38,935,984	207,594,930	1,476,610
Total liabilities	—	—	—	—
Net assets	$5,959,972	$38,935,984	$207,594,930	$1,476,610

Net assets
Applicable to accumulation units	$5,959,972	$38,935,984	$207,594,930	$1,476,610
Total net assets	$5,959,972	$38,935,984	$207,594,930	$1,476,610

Investments in shares of mutual funds, at cost	$5,658,693	$38,117,025	$229,603,394	$2,267,853

Shares of mutual funds owned	167,556	1,851,450	4,050,633	75,996

Accumulation units outstanding	231,795	809,330	1,418,879	85,325

Statements of Operations
Year ended December 31, 2022
	MFS® Utilities Series - Service Class	MFS® Value Series - Service Class	MidCap Account - Class 1	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S

Net investment income (loss)
Investment income:
Dividends	$133,850	$469,221	$422,240	$—

Expenses:
Mortality and expense risks	—	—	135,062	—
Net investment income (loss)	133,850	469,221	287,178	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	146,063	1,524,224	2,343,829	(87,477)
Capital gains distributions	235,340	2,470,018	23,413,101	335,268
Total realized gains (losses) on investments	381,403	3,994,242	25,756,930	247,791

Change in net unrealized appreciation (depreciation)
of investments	(508,768)	(7,593,133)	(91,383,886)	(937,482)

Net gains (losses) on investments	6,485	(3,129,670)	(65,339,778)	(689,691)

Net increase (decrease) in net assets resulting from operations	$6,485	$(3,129,670)	$(65,339,778)	$(689,691)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Neuberger Berman AMT Sustainable Equity Portfolio - Class I	PIMCO All Asset Portfolio - Administrative Class	PIMCO Commodity Real Return Strategy Portfolio - Administrative Class	PIMCO Emerging Market Bond Portfolio - Administrative Class

Assets
Investments in shares of mutual funds, at fair value	$6,006,872	$2,803,960	$3,424,511	$2,167,486
Total assets	6,006,872	2,803,960	3,424,511	2,167,486
Total liabilities	—	—	—	—
Net assets	$6,006,872	$2,803,960	$3,424,511	$2,167,486

Net assets
Applicable to accumulation units	$6,006,872	$2,803,960	$3,424,511	$2,167,486
Total net assets	$6,006,872	$2,803,960	$3,424,511	$2,167,486

Investments in shares of mutual funds, at cost	$6,112,932	$3,364,239	$4,136,294	$2,570,931

Shares of mutual funds owned	224,137	325,285	497,026	215,670

Accumulation units outstanding	455,740	183,524	380,847	175,195

Statements of Operations
Year ended December 31, 2022
	Neuberger Berman AMT Sustainable Equity Portfolio - Class I	PIMCO All Asset Portfolio - Administrative Class	PIMCO Commodity Real Return Strategy Portfolio - Administrative Class	PIMCO Emerging Market Bond Portfolio - Administrative Class

Net investment income (loss)
Investment income:
Dividends	$28,227	$213,142	$832,393	$91,317

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	28,227	213,142	832,393	91,317

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	389,511	(47,817)	518,611	(87,043)
Capital gains distributions	599,535	217,579	—	—
Total realized gains (losses) on investments	989,046	169,762	518,611	(87,043)

Change in net unrealized appreciation (depreciation)
of investments	(2,393,140)	(728,964)	(1,050,323)	(342,402)

Net gains (losses) on investments	(1,375,867)	(346,060)	300,681	(338,128)

Net increase (decrease) in net assets resulting from operations	$(1,375,867)	$(346,060)	$300,681	$(338,128)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	PIMCO High Yield Portfolio - Administrative Class	PIMCO Long-Term U.S. Government Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class	PIMCO Real Return Portfolio - Administrative Class

Assets
Investments in shares of mutual funds, at fair value	$18,313,393	$772,444	$6,332,563	$15,445,325
Total assets	18,313,393	772,444	6,332,563	15,445,325
Total liabilities	—	—	—	—
Net assets	$18,313,393	$772,444	$6,332,563	$15,445,325

Net assets
Applicable to accumulation units	$18,313,393	$772,444	$6,332,563	$15,445,325
Total net assets	$18,313,393	$772,444	$6,332,563	$15,445,325

Investments in shares of mutual funds, at cost	$20,681,337	$991,588	$6,865,544	$18,108,092

Shares of mutual funds owned	2,705,081	98,652	667,992	1,343,072

Accumulation units outstanding	929,098	73,112	617,461	1,087,137

Statements of Operations
Year ended December 31, 2022
	PIMCO High Yield Portfolio - Administrative Class	PIMCO Long-Term U.S. Government Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class	PIMCO Real Return Portfolio - Administrative Class

Net investment income (loss)
Investment income:
Dividends	$945,447	$15,518	$108,026	$1,214,225

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	945,447	15,518	108,026	1,214,225

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(413,559)	(165,386)	(51,105)	(70,132)
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	(413,559)	(165,386)	(51,105)	(70,132)

Change in net unrealized appreciation (depreciation)
of investments	(2,661,234)	(131,602)	(449,177)	(3,421,511)

Net gains (losses) on investments	(2,129,346)	(281,470)	(392,256)	(2,277,418)

Net increase (decrease) in net assets resulting from operations	$(2,129,346)	$(281,470)	$(392,256)	$(2,277,418)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	PIMCO Short-Term Portfolio - Administrative Class	PIMCO Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1	Principal LifeTime 2010 Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$44,064,428	$37,506,740	$26,481,555	$20,987,924
Total assets	44,064,428	37,506,740	26,481,555	20,987,924
Total liabilities	—	—	—	—
Net assets	$44,064,428	$37,506,740	$26,481,555	$20,987,924

Net assets
Applicable to accumulation units	$44,064,428	$37,506,740	$26,481,555	$20,987,924
Total net assets	$44,064,428	$37,506,740	$26,481,555	$20,987,924

Investments in shares of mutual funds, at cost	$44,898,123	$45,182,012	$25,766,270	$24,730,862

Shares of mutual funds owned	4,362,814	4,176,698	872,251	1,937,943

Accumulation units outstanding	3,652,870	2,798,877	1,255,589	923,258

Statements of Operations
Year ended December 31, 2022
	PIMCO Short-Term Portfolio - Administrative Class	PIMCO Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1	Principal LifeTime 2010 Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$738,246	$1,024,281	$221,956	$645,736

Expenses:
Mortality and expense risks	—	—	575	—
Net investment income (loss)	738,246	1,024,281	221,381	645,736

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(134,790)	(632,524)	1,271,106	(566,947)
Capital gains distributions	78,837	—	3,313,775	907,341
Total realized gains (losses) on investments	(55,953)	(632,524)	4,584,881	340,394

Change in net unrealized appreciation (depreciation)
of investments	(751,484)	(6,619,356)	(10,193,103)	(4,189,092)

Net gains (losses) on investments	(69,191)	(6,227,599)	(5,386,841)	(3,202,962)

Net increase (decrease) in net assets resulting from operations	$(69,191)	$(6,227,599)	$(5,386,841)	$(3,202,962)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1	Principal LifeTime 2040 Account - Class 1	Principal LifeTime 2050 Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$87,292,062	$155,225,090	$87,771,754	$40,786,087
Total assets	87,292,062	155,225,090	87,771,754	40,786,087
Total liabilities	—	—	—	—
Net assets	$87,292,062	$155,225,090	$87,771,754	$40,786,087

Net assets
Applicable to accumulation units	$87,292,062	$155,225,090	$87,771,754	$40,786,087
Total net assets	$87,292,062	$155,225,090	$87,771,754	$40,786,087

Investments in shares of mutual funds, at cost	$104,717,627	$176,881,521	$98,837,844	$47,838,253

Shares of mutual funds owned	7,512,225	13,267,102	6,015,884	2,921,640

Accumulation units outstanding	3,208,690	5,319,017	2,752,022	1,233,649

Statements of Operations
Year ended December 31, 2022
	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1	Principal LifeTime 2040 Account - Class 1	Principal LifeTime 2050 Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$3,133,376	$4,644,400	$2,889,262	$1,467,621

Expenses:
Mortality and expense risks	899	213	—	1,647
Net investment income (loss)	3,132,477	4,644,187	2,889,262	1,465,974

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,928,925)	222,616	1,361,881	889,530
Capital gains distributions	6,644,327	10,924,220	6,241,994	3,407,226
Total realized gains (losses) on investments	4,715,402	11,146,836	7,603,875	4,296,756

Change in net unrealized appreciation (depreciation)
of investments	(24,615,616)	(47,035,987)	(29,098,449)	(15,288,899)

Net gains (losses) on investments	(16,767,737)	(31,244,964)	(18,605,312)	(9,526,169)

Net increase (decrease) in net assets resulting from operations	$(16,767,737)	$(31,244,964)	$(18,605,312)	$(9,526,169)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Principal LifeTime 2060 Account - Class 1	Principal LifeTime Strategic Income Account - Class 1	Putnam VT Growth Opportunities Fund - Class IB	Putnam VT International Equity Fund - Class IB

Assets
Investments in shares of mutual funds, at fair value	$10,064,622	$16,443,795	$31,184,123	$1,350,388
Total assets	10,064,622	16,443,795	31,184,123	1,350,388
Total liabilities	—	—	—	—
Net assets	$10,064,622	$16,443,795	$31,184,123	$1,350,388

Net assets
Applicable to accumulation units	$10,064,622	$16,443,795	$31,184,123	$1,350,388
Total net assets	$10,064,622	$16,443,795	$31,184,123	$1,350,388

Investments in shares of mutual funds, at cost	$11,824,784	$19,426,034	$32,939,378	$1,610,381

Shares of mutual funds owned	742,229	1,624,880	3,292,938	104,762

Accumulation units outstanding	517,426	833,629	1,431,855	59,837

Statements of Operations
Year ended December 31, 2022
	Principal LifeTime 2060 Account - Class 1	Principal LifeTime Strategic Income Account - Class 1	Putnam VT Growth Opportunities Fund - Class IB	Putnam VT International Equity Fund - Class IB

Net investment income (loss)
Investment income:
Dividends	$327,763	$594,071	$—	$22,253

Expenses:
Mortality and expense risks	—	—	473	—
Net investment income (loss)	327,763	594,071	(473)	22,253

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	336,075	(634,206)	878,881	(26,650)
Capital gains distributions	765,562	771,957	6,426,925	159,298
Total realized gains (losses) on investments	1,101,637	137,751	7,305,806	132,648

Change in net unrealized appreciation (depreciation)
of investments	(3,781,285)	(3,371,771)	(21,551,257)	(407,818)

Net gains (losses) on investments	(2,351,885)	(2,639,949)	(14,245,924)	(252,917)

Net increase (decrease) in net assets resulting from operations	$(2,351,885)	$(2,639,949)	$(14,245,924)	$(252,917)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Putnam VT International Value Fund - Class IB	Putnam VT Large Cap Value Fund - Class 1B	Real Estate Securities Account - Class 1	Rydex VT Basic Materials Fund

Assets
Investments in shares of mutual funds, at fair value	$319,589	$4,437,895	$68,177,001	$511,305
Total assets	319,589	4,437,895	68,177,001	511,305
Total liabilities	—	—	—	—
Net assets	$319,589	$4,437,895	$68,177,001	$511,305

Net assets
Applicable to accumulation units	$319,589	$4,437,895	$68,177,001	$511,305
Total net assets	$319,589	$4,437,895	$68,177,001	$511,305

Investments in shares of mutual funds, at cost	$305,297	$4,313,847	$82,369,281	$438,638

Shares of mutual funds owned	31,768	163,941	4,017,501	5,487

Accumulation units outstanding	25,578	252,030	693,806	38,797

Statements of Operations
Year ended December 31, 2022
	Putnam VT International Value Fund - Class IB	Putnam VT Large Cap Value Fund - Class 1B	Real Estate Securities Account - Class 1	Rydex VT Basic Materials Fund

Net investment income (loss)
Investment income:
Dividends	$2,097	$34,462	$969,650	$2,932

Expenses:
Mortality and expense risks	—	—	607	—
Net investment income (loss)	2,097	34,462	969,043	2,932

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,637)	75,555	58,257	12,411
Capital gains distributions	3,657	199,655	5,363,446	9,714
Total realized gains (losses) on investments	2,020	275,210	5,421,703	22,125

Change in net unrealized appreciation (depreciation)
of investments	13,860	(260,610)	(30,137,393)	(77,609)

Net gains (losses) on investments	17,977	49,062	(23,746,647)	(52,552)

Net increase (decrease) in net assets resulting from operations	$17,977	$49,062	$(23,746,647)	$(52,552)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Rydex VT Utilities Fund	SAM Balanced Portfolio - Class 1	SAM Conservative Balanced Portfolio - Class 1	SAM Conservative Growth Portfolio - Class 1

Assets
Investments in shares of mutual funds, at fair value	$374,359	$80,149,850	$55,396,024	$71,710,121
Total assets	374,359	80,149,850	55,396,024	71,710,121
Total liabilities	—	—	—	—
Net assets	$374,359	$80,149,850	$55,396,024	$71,710,121

Net assets
Applicable to accumulation units	$374,359	$80,149,850	$55,396,024	$71,710,121
Total net assets	$374,359	$80,149,850	$55,396,024	$71,710,121

Investments in shares of mutual funds, at cost	$354,638	$95,759,912	$65,069,193	$80,852,662

Shares of mutual funds owned	10,807	6,306,046	5,415,056	4,062,897

Accumulation units outstanding	26,297	3,508,282	2,675,519	2,946,764

Statements of Operations
Year ended December 31, 2022
	Rydex VT Utilities Fund	SAM Balanced Portfolio - Class 1	SAM Conservative Balanced Portfolio - Class 1	SAM Conservative Growth Portfolio - Class 1

Net investment income (loss)
Investment income:
Dividends	$2,622	$2,068,198	$1,422,162	$1,605,535

Expenses:
Mortality and expense risks	—	1,798	—	1,076
Net investment income (loss)	2,622	2,066,400	1,422,162	1,604,459

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,366	(500,976)	24,181	1,797,956
Capital gains distributions	2,104	11,473,575	5,407,468	8,256,483
Total realized gains (losses) on investments	3,470	10,972,599	5,431,649	10,054,439

Change in net unrealized appreciation (depreciation)
of investments	(10,121)	(29,248,015)	(16,384,481)	(27,364,714)

Net gains (losses) on investments	(4,029)	(16,209,016)	(9,530,670)	(15,705,816)

Net increase (decrease) in net assets resulting from operations	$(4,029)	$(16,209,016)	$(9,530,670)	$(15,705,816)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	SAM Flexible Income Portfolio - Class 1	SAM Strategic Growth Portfolio - Class 1	Short-Term Income Account - Class 1	SmallCap Account - Class 1

Assets
Investments in shares of mutual funds, at fair value	$24,705,842	$72,988,860	$69,518,933	$77,485,900
Total assets	24,705,842	72,988,860	69,518,933	77,485,900
Total liabilities	—	—	—	—
Net assets	$24,705,842	$72,988,860	$69,518,933	$77,485,900

Net assets
Applicable to accumulation units	$24,705,842	$72,988,860	$69,518,933	$77,485,900
Total net assets	$24,705,842	$72,988,860	$69,518,933	$77,485,900

Investments in shares of mutual funds, at cost	$29,731,438	$78,454,922	$73,605,619	$91,350,560

Shares of mutual funds owned	2,429,286	3,693,768	28,846,030	5,942,170

Accumulation units outstanding	1,266,195	2,883,244	5,021,675	1,731,310

Statements of Operations
Year ended December 31, 2022
	SAM Flexible Income Portfolio - Class 1	SAM Strategic Growth Portfolio - Class 1	Short-Term Income Account - Class 1	SmallCap Account - Class 1

Net investment income (loss)
Investment income:
Dividends	$726,845	$1,695,316	$801,153	$51,078

Expenses:
Mortality and expense risks	284	681	446	1,196
Net investment income (loss)	726,561	1,694,635	800,707	49,882

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(201,259)	632,218	(1,010,770)	203,426
Capital gains distributions	1,968,467	8,269,969	99,453	15,082,234
Total realized gains (losses) on investments	1,767,208	8,902,187	(911,317)	15,285,660

Change in net unrealized appreciation (depreciation)
of investments	(6,225,537)	(27,812,337)	(2,520,625)	(36,435,020)

Net gains (losses) on investments	(3,731,768)	(17,215,515)	(2,631,235)	(21,099,478)

Net increase (decrease) in net assets resulting from operations	$(3,731,768)	$(17,215,515)	$(2,631,235)	$(21,099,478)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	T. Rowe Price Equity Income Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	Templeton Developing Markets VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2

Assets
Investments in shares of mutual funds, at fair value	$1,826,908	$2,320,225	$7,872,889	$11,289,644
Total assets	1,826,908	2,320,225	7,872,889	11,289,644
Total liabilities	—	—	—	—
Net assets	$1,826,908	$2,320,225	$7,872,889	$11,289,644

Net assets
Applicable to accumulation units	$1,826,908	$2,320,225	$7,872,889	$11,289,644
Total net assets	$1,826,908	$2,320,225	$7,872,889	$11,289,644

Investments in shares of mutual funds, at cost	$1,814,431	$2,552,999	$10,144,934	$12,267,312

Shares of mutual funds owned	68,041	44,178	1,055,347	927,661

Accumulation units outstanding	57,137	124,724	440,819	962,978

Statements of Operations
Year ended December 31, 2022
	T. Rowe Price Equity Income Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	Templeton Developing Markets VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2

Net investment income (loss)
Investment income:
Dividends	$28,510	$—	$226,663	$354,867

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	28,510	—	226,663	354,867

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	37,792	(20,657)	(223,253)	(310,363)
Capital gains distributions	92,405	38,329	654,961	—
Total realized gains (losses) on investments	130,197	17,672	431,708	(310,363)

Change in net unrealized appreciation (depreciation)
of investments	(207,613)	(350,976)	(2,875,100)	(990,655)

Net gains (losses) on investments	(48,906)	(333,304)	(2,216,729)	(946,151)

Net increase (decrease) in net assets resulting from operations	$(48,906)	$(333,304)	$(2,216,729)	$(946,151)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Templeton Global Bond VIP Fund - Class 2	TOPS® Managed Risk Balanced ETF Portfolio - Class 2	TOPS® Managed Risk Growth ETF Portfolio - Class 2	TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2

Assets
Investments in shares of mutual funds, at fair value	$10,844,926	$641,238	$1,027,701	$851,475
Total assets	10,844,926	641,238	1,027,701	851,475
Total liabilities	—	—	—	—
Net assets	$10,844,926	$641,238	$1,027,701	$851,475

Net assets
Applicable to accumulation units	$10,844,926	$641,238	$1,027,701	$851,475
Total net assets	$10,844,926	$641,238	$1,027,701	$851,475

Investments in shares of mutual funds, at cost	$12,348,496	$1,054,778	$1,559,772	$1,542,370

Shares of mutual funds owned	868,984	149,125	185,171	360,794

Accumulation units outstanding	758,897	43,854	65,405	54,557

Statements of Operations
Year ended December 31, 2022
	Templeton Global Bond VIP Fund - Class 2	TOPS® Managed Risk Balanced ETF Portfolio - Class 2	TOPS® Managed Risk Growth ETF Portfolio - Class 2	TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2

Net investment income (loss)
Investment income:
Dividends	$—	$121,046	$86,547	$134,682

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	121,046	86,547	134,682

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(788,408)	813	2,614	(8,590)
Capital gains distributions	—	271,020	430,183	542,043
Total realized gains (losses) on investments	(788,408)	271,833	432,797	533,453

Change in net unrealized appreciation (depreciation)
of investments	226,207	(478,046)	(681,610)	(793,031)

Net gains (losses) on investments	(562,201)	(85,167)	(162,266)	(124,896)

Net increase (decrease) in net assets resulting from operations	$(562,201)	$(85,167)	$(162,266)	$(124,896)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	VanEck VIP Global Resources Fund - Class S Shares	VanEck VIP Global Resources Fund - Initial Class Shares	Vanguard VIF Balanced Portfolio	Vanguard VIF Equity Index Portfolio

Assets
Investments in shares of mutual funds, at fair value	$1,924,989	$10,314,833	$34,210,364	$181,151,797
Total assets	1,924,989	10,314,833	34,210,364	181,151,797
Total liabilities	—	—	—	—
Net assets	$1,924,989	$10,314,833	$34,210,364	$181,151,797

Net assets
Applicable to accumulation units	$1,924,989	$10,314,833	$34,210,364	$181,151,797
Total net assets	$1,924,989	$10,314,833	$34,210,364	$181,151,797

Investments in shares of mutual funds, at cost	$1,724,179	$10,138,685	$38,166,144	$180,545,579

Shares of mutual funds owned	70,876	363,326	1,575,063	3,570,197

Accumulation units outstanding	223,738	1,003,064	761,625	3,554,504

Statements of Operations
Year ended December 31, 2022
	VanEck VIP Global Resources Fund - Class S Shares	VanEck VIP Global Resources Fund - Initial Class Shares	Vanguard VIF Balanced Portfolio	Vanguard VIF Equity Index Portfolio

Net investment income (loss)
Investment income:
Dividends	$29,211	$165,831	$794,538	$2,521,069

Expenses:
Mortality and expense risks	17	—	—	—
Net investment income (loss)	29,194	165,831	794,538	2,521,069

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	107,117	2,488,675	(97,406)	14,360,574
Capital gains distributions	—	—	3,979,975	8,429,845
Total realized gains (losses) on investments	107,117	2,488,675	3,882,569	22,790,419

Change in net unrealized appreciation (depreciation)
of investments	(86,273)	(2,176,992)	(11,284,227)	(65,476,943)

Net gains (losses) on investments	50,038	477,514	(6,607,120)	(40,165,455)

Net increase (decrease) in net assets resulting from operations	$50,038	$477,514	$(6,607,120)	$(40,165,455)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2022
	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Wanger International

Assets
Investments in shares of mutual funds, at fair value	$2,932,227	$130,179,140	$2,013,236
Total assets	2,932,227	130,179,140	2,013,236
Total liabilities	—	—	—
Net assets	$2,932,227	$130,179,140	$2,013,236

Net assets
Applicable to accumulation units	$2,932,227	$130,179,140	$2,013,236
Total net assets	$2,932,227	$130,179,140	$2,013,236

Investments in shares of mutual funds, at cost	$3,228,203	$141,543,359	$2,795,320

Shares of mutual funds owned	164,455	6,088,828	115,173

Accumulation units outstanding	335,111	2,254,018	175,757

Statements of Operations
Year ended December 31, 2022
	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Wanger International

Net investment income (loss)
Investment income:
Dividends	$22,557	$1,475,943	$17,703

Expenses:
Mortality and expense risks	—	—	4
Net investment income (loss)	22,557	1,475,943	17,699

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(8,498)	582,553	52,210
Capital gains distributions	8,331	14,001,560	350,132
Total realized gains (losses) on investments	(167)	14,584,113	402,342

Change in net unrealized appreciation (depreciation)
of investments	(272,678)	(44,491,999)	(1,333,241)

Net gains (losses) on investments	(250,288)	(28,431,943)	(913,200)

Net increase (decrease) in net assets resulting from operations	$(250,288)	$(28,431,943)	$(913,200)

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	AllianceBernstein VPS International Value Portfolio - Class A	AllianceBernstein VPS Small Cap Growth Portfolio - Class A	AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	AllianceBernstein VPS Sustainable Global Thematic Portfolio - Class A

Net assets as of January 1, 2021	$1,630,993	$3,280,278	$4,896,047	$1,105,772
Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,743	—	53,070	—
Total realized gains (losses) on investments	101,433	950,104	344,309	317,761
Change in net unrealized appreciation (depreciation)
of investments	66,457	(633,510)	1,395,997	(74,775)
Net gains (losses) on investments	208,633	316,594	1,793,376	242,986
Net increase (decrease) in net assets resulting from operations	208,633	316,594	1,793,376	242,986
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	849,362	573,895	3,822,372	683,887
Contract terminations and surrenders	(36,760)	(106,531)	(497,315)	(80,740)
Death benefit payments	(21,728)	—	(382)	—
Policy loan transfers	(406)	(44,028)	14,686	4,604
Transfers to other contracts	(600,565)	(437,395)	(2,227,191)	(622,492)
Cost of insurance and administration charges	(33,486)	(53,577)	(119,413)	(24,590)
Mortality and expenses charges	(3,827)	(7,881)	(18,666)	(4,381)
Surrender charges (refunds)	(88)	3,542	16,775	3,932
Increase (decrease) in net assets from policy related transactions	152,502	(71,975)	990,866	(39,780)
Total increase (decrease)	361,135	244,619	2,784,242	203,206
Net assets as of December 31, 2021	1,992,128	3,524,897	7,680,289	1,308,978

Increase (decrease) in net assets
Operations:
Net investment income (loss)	88,512	—	64,857	—
Total realized gains (losses) on investments	29,023	429,474	1,554,445	(117,040)
Change in net unrealized appreciation (depreciation)
of investments	(401,561)	(1,816,432)	(2,723,505)	(224,696)
Net gains (losses) on investments	(284,026)	(1,386,958)	(1,104,203)	(341,736)
Net increase (decrease) in net assets resulting from operations	(284,026)	(1,386,958)	(1,104,203)	(341,736)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	508,333	542,800	2,200,528	1,609,565
Contract terminations and surrenders	(8,687)	(107,601)	(434,035)	(10,013)
Death benefit payments	—	—	(3,962)	—
Policy loan transfers	(9,579)	(196,890)	(38,175)	(16,202)
Transfers to other contracts	(190,047)	(231,720)	(2,591,860)	(1,099,028)
Cost of insurance and administration charges	(34,150)	(49,662)	(118,056)	(32,310)
Mortality and expenses charges	(3,095)	(5,777)	(15,841)	(5,084)
Surrender charges (refunds)	137	3,403	12,346	328
Increase (decrease) in net assets from policy related transactions	262,912	(45,447)	(989,055)	447,256
Total increase (decrease)	(21,114)	(1,432,405)	(2,093,258)	105,520
Net assets as of December 31, 2022	$1,971,014	$2,092,492	$5,587,031	$1,414,498

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A	Allspring VT® Index Asset Allocation Fund - Class 2	Allspring VT® Omega Growth Fund - Class 2	American Century® VP Capital Appreciation Fund - Class II

Net assets as of January 1, 2021	$935,063	$2,641,295	$9,254,390	$1,223,174
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	14,531	(33)	—
Total realized gains (losses) on investments	127,112	302,215	1,262,103	283,432
Change in net unrealized appreciation (depreciation)
of investments	(44,283)	61,339	143,564	(108,721)
Net gains (losses) on investments	82,829	378,085	1,405,634	174,711
Net increase (decrease) in net assets resulting from operations	82,829	378,085	1,405,634	174,711
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	201,118	238,555	1,036,801	5,329,593
Contract terminations and surrenders	(45,095)	(320,234)	(80,599)	(46,445)
Death benefit payments	—	—	(2,440)	—
Policy loan transfers	(315)	43	(7,474)	(414)
Transfers to other contracts	(29,869)	(227,343)	(440,317)	(2,574,504)
Cost of insurance and administration charges	(18,097)	(57,555)	(80,308)	(36,687)
Mortality and expenses charges	(3,199)	(4,545)	(10,865)	(6,399)
Surrender charges (refunds)	2,059	54	22	328
Increase (decrease) in net assets from policy related transactions	106,602	(371,025)	414,820	2,665,472
Total increase (decrease)	189,431	7,060	1,820,454	2,840,183
Net assets as of December 31, 2021	1,124,494	2,648,355	11,074,844	4,063,357

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	14,488	—	—
Total realized gains (losses) on investments	157,086	300,399	2,365,347	3,637
Change in net unrealized appreciation (depreciation)
of investments	(476,196)	(767,486)	(4,707,183)	(1,119,198)
Net gains (losses) on investments	(319,110)	(452,599)	(2,341,836)	(1,115,561)
Net increase (decrease) in net assets resulting from operations	(319,110)	(452,599)	(2,341,836)	(1,115,561)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	195,669	494,834	229,981	909,036
Contract terminations and surrenders	—	(97,585)	(454,481)	(42,132)
Death benefit payments	—	(17,270)	(33,367)	(40,956)
Policy loan transfers	(73)	(3,666)	3,808	(2,271)
Transfers to other contracts	(64,290)	(394,905)	(4,835,322)	(1,301,037)
Cost of insurance and administration charges	(16,950)	(57,820)	(50,198)	(34,679)
Mortality and expenses charges	(2,837)	(4,201)	(4,424)	(4,838)
Surrender charges (refunds)	—	(11)	(20)	269
Increase (decrease) in net assets from policy related transactions	111,519	(80,624)	(5,144,023)	(516,608)
Total increase (decrease)	(207,591)	(533,223)	(7,485,859)	(1,632,169)
Net assets as of December 31, 2022	$916,903	$2,115,132	$3,588,985	$2,431,188

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	American Century® VP Disciplined Core Value Fund – Class I	American Century® VP Disciplined Core Value Fund – Class II	American Century® VP Inflation Protection Fund - Class II	American Century® VP International Fund - Class II

Net assets as of January 1, 2021	$3,317,439	$8,947,238	$2,501,617	$1,364,455
Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,170	85,884	82,705	229
Total realized gains (losses) on investments	633,704	1,691,415	46,295	163,401
Change in net unrealized appreciation (depreciation)
of investments	102,220	322,068	32,157	(47,950)
Net gains (losses) on investments	776,094	2,099,367	161,157	115,680
Net increase (decrease) in net assets resulting from operations	776,094	2,099,367	161,157	115,680
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	305,177	2,377,077	876,847	1,083,777
Contract terminations and surrenders	(187,480)	(123,355)	(89,144)	(116,139)
Death benefit payments	(84,981)	(46,831)	(107,209)	—
Policy loan transfers	23,123	(18,248)	(7,559)	8,720
Transfers to other contracts	(154,897)	(2,103,792)	(138,903)	(317,133)
Cost of insurance and administration charges	(78,608)	(219,346)	(73,506)	(21,728)
Mortality and expenses charges	(9,671)	(25,666)	(4,301)	(3,976)
Surrender charges (refunds)	336	(1,675)	(366)	5,656
Increase (decrease) in net assets from policy related transactions	(187,001)	(161,836)	455,859	639,177
Total increase (decrease)	589,093	1,937,531	617,016	754,857
Net assets as of December 31, 2021	3,906,532	10,884,769	3,118,633	2,119,312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	63,496	157,072	151,268	24,783
Total realized gains (losses) on investments	861,453	2,262,639	14,721	155,694
Change in net unrealized appreciation (depreciation)
of investments	(1,437,841)	(3,841,694)	(589,898)	(739,400)
Net gains (losses) on investments	(512,892)	(1,421,983)	(423,909)	(558,923)
Net increase (decrease) in net assets resulting from operations	(512,892)	(1,421,983)	(423,909)	(558,923)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	349,196	2,651,836	593,713	756,949
Contract terminations and surrenders	(52,539)	(244,853)	(73,811)	—
Death benefit payments	(41,572)	(59,444)	(2,816)	—
Policy loan transfers	(12,015)	(41,282)	(11,898)	(6,374)
Transfers to other contracts	(148,844)	(1,527,847)	(341,010)	(570,252)
Cost of insurance and administration charges	(87,558)	(237,784)	(79,975)	(25,435)
Mortality and expenses charges	(8,973)	(25,547)	(3,692)	(4,194)
Surrender charges (refunds)	(6)	(1,068)	(563)	—
Increase (decrease) in net assets from policy related transactions	(2,311)	514,011	79,948	150,694
Total increase (decrease)	(515,203)	(907,972)	(343,961)	(408,229)
Net assets as of December 31, 2022	$3,391,329	$9,976,797	$2,774,672	$1,711,083

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	American Century® VP Mid Cap Value Fund - Class II	American Century® VP Ultra® Fund - Class I	American Century® VP Ultra® Fund - Class II	American Century® VP Value Fund – Class II

Net assets as of January 1, 2021	$25,784,454	$3,758,612	$8,614,048	$23,695,506
Increase (decrease) in net assets
Operations:
Net investment income (loss)	315,850	(729)	—	439,084
Total realized gains (losses) on investments	584,863	611,541	1,668,637	1,206,317
Change in net unrealized appreciation (depreciation)
of investments	5,070,286	227,742	168,337	4,067,884
Net gains (losses) on investments	5,970,999	838,554	1,836,974	5,713,285
Net increase (decrease) in net assets resulting from operations	5,970,999	838,554	1,836,974	5,713,285
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	13,136,237	485,393	1,878,406	4,524,764
Contract terminations and surrenders	(1,643,913)	(124,436)	(445,607)	(1,088,070)
Death benefit payments	(64,092)	(16,880)	—	—
Policy loan transfers	(133,062)	70,468	6,388	279,102
Transfers to other contracts	(10,070,776)	(639,660)	(2,250,754)	(3,878,384)
Cost of insurance and administration charges	(411,630)	(85,126)	(115,245)	(444,574)
Mortality and expenses charges	(67,800)	(10,843)	(10,738)	(51,844)
Surrender charges (refunds)	43,077	(53)	(62)	31,639
Increase (decrease) in net assets from policy related transactions	788,041	(321,137)	(937,612)	(627,367)
Total increase (decrease)	6,759,040	517,417	899,362	5,085,918
Net assets as of December 31, 2021	32,543,494	4,276,029	9,513,410	28,781,424

Increase (decrease) in net assets
Operations:
Net investment income (loss)	756,370	(520)	—	561,434
Total realized gains (losses) on investments	5,224,524	526,381	1,194,216	3,539,023
Change in net unrealized appreciation (depreciation)
of investments	(6,480,627)	(1,852,158)	(4,128,145)	(3,904,946)
Net gains (losses) on investments	(499,733)	(1,326,297)	(2,933,929)	195,511
Net increase (decrease) in net assets resulting from operations	(499,733)	(1,326,297)	(2,933,929)	195,511
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	25,583,248	319,428	1,164,368	8,022,629
Contract terminations and surrenders	(506,964)	(279,674)	(598,032)	(868,251)
Death benefit payments	(11,205)	(2,714)	(62,416)	(147,849)
Policy loan transfers	(228,995)	2,089	(15,896)	(102,911)
Transfers to other contracts	(16,835,720)	(235,444)	(1,084,362)	(5,225,214)
Cost of insurance and administration charges	(547,131)	(85,152)	(103,410)	(537,178)
Mortality and expenses charges	(81,457)	(9,054)	(7,989)	(54,414)
Surrender charges (refunds)	9,944	(28)	(20)	(2,417)
Increase (decrease) in net assets from policy related transactions	7,381,720	(290,549)	(707,757)	1,084,395
Total increase (decrease)	6,881,987	(1,616,846)	(3,641,686)	1,279,906
Net assets as of December 31, 2022	$39,425,481	$2,659,183	$5,871,724	$30,061,330

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	American Funds Insurance Series® Capital World Bond Fund – Class 2	American Funds Insurance Series® Global Balanced Fund - Class 2	American Funds Insurance Series® Global Small Capitalization Fund - Class 2	American Funds Insurance Series® Growth Fund - Class 2

Net assets as of January 1, 2021	$2,234,623	$1,661,092	$—	$22,959,252
Increase (decrease) in net assets
Operations:
Net investment income (loss)	39,871	17,787	—	53,619
Total realized gains (losses) on investments	81,996	130,076	643	5,349,101
Change in net unrealized appreciation (depreciation)
of investments	(230,947)	34,563	(3,173)	(549,686)
Net gains (losses) on investments	(109,080)	182,426	(2,530)	4,853,034
Net increase (decrease) in net assets resulting from operations	(109,080)	182,426	(2,530)	4,853,034
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	810,055	477,917	192,398	13,485,021
Contract terminations and surrenders	(3,539)	(83,744)	—	(2,525,165)
Death benefit payments	—	—	—	(81,297)
Policy loan transfers	7,741	(7,049)	—	(358,264)
Transfers to other contracts	(711,474)	(322,676)	(7)	(10,621,413)
Cost of insurance and administration charges	(23,536)	(35,137)	(1,763)	(371,326)
Mortality and expenses charges	(4,101)	(5,051)	(297)	(58,080)
Surrender charges (refunds)	172	4,078	—	32,418
Increase (decrease) in net assets from policy related transactions	75,318	28,338	190,331	(498,106)
Total increase (decrease)	(33,762)	210,764	187,801	4,354,928
Net assets as of December 31, 2021	2,200,861	1,871,856	187,801	27,314,180

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,947	—	—	86,722
Total realized gains (losses) on investments	(30,282)	7,232	36,630	4,876,650
Change in net unrealized appreciation (depreciation)
of investments	(388,201)	(274,749)	(92,093)	(13,709,743)
Net gains (losses) on investments	(413,536)	(267,517)	(55,463)	(8,746,371)
Net increase (decrease) in net assets resulting from operations	(413,536)	(267,517)	(55,463)	(8,746,371)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	697,582	942,264	51,711	21,301,978
Contract terminations and surrenders	(33,124)	(11,829)	—	(1,016,326)
Death benefit payments	(12,597)	—	—	(21,862)
Policy loan transfers	24,840	—	—	82,025
Transfers to other contracts	(386,048)	(579,562)	(27,931)	(14,639,880)
Cost of insurance and administration charges	(25,930)	(39,250)	(3,030)	(423,467)
Mortality and expenses charges	(4,224)	(4,576)	(562)	(58,708)
Surrender charges (refunds)	1,085	388	—	29,928
Increase (decrease) in net assets from policy related transactions	261,584	307,435	20,188	5,253,688
Total increase (decrease)	(151,952)	39,918	(35,275)	(3,492,683)
Net assets as of December 31, 2022	$2,048,909	$1,911,774	$152,526	$23,821,497

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	American Funds Insurance Series® International Fund - Class 2	American Funds Insurance Series® New World Fund® - Class 2	American Funds Insurance Series® Washington Mutual Investors Fund™ - Class 2	BNY Mellon IP MidCap Stock Portfolio - Service Shares

Net assets as of January 1, 2021	$22,326,706	$19,555,457	$15,727,394	$284,418
Increase (decrease) in net assets
Operations:
Net investment income (loss)	518,145	224,494	303,692	2,132
Total realized gains (losses) on investments	1,266,655	1,618,365	764,487	61,084
Change in net unrealized appreciation (depreciation)
of investments	(2,089,684)	(823,626)	3,693,294	31,856
Net gains (losses) on investments	(304,884)	1,019,233	4,761,473	95,072
Net increase (decrease) in net assets resulting from operations	(304,884)	1,019,233	4,761,473	95,072
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,488,415	13,929,178	8,994,620	264,792
Contract terminations and surrenders	(1,215,243)	(704,216)	(398,415)	(2,278)
Death benefit payments	(32,104)	(48,231)	—	—
Policy loan transfers	18,914	(170,249)	(124,261)	(85)
Transfers to other contracts	(6,618,165)	(5,741,827)	(5,227,595)	(201,938)
Cost of insurance and administration charges	(298,096)	(319,137)	(357,952)	(7,759)
Mortality and expenses charges	(47,554)	(51,675)	(55,125)	(1,045)
Surrender charges (refunds)	10,008	23,787	18,585	(20)
Increase (decrease) in net assets from policy related transactions	(1,693,825)	6,917,630	2,849,857	51,667
Total increase (decrease)	(1,998,709)	7,936,863	7,611,330	146,739
Net assets as of December 31, 2021	20,327,997	27,492,320	23,338,724	431,157

Increase (decrease) in net assets
Operations:
Net investment income (loss)	308,020	346,213	419,085	1,076
Total realized gains (losses) on investments	1,853,175	2,451,565	5,721,749	43,272
Change in net unrealized appreciation (depreciation)
of investments	(6,431,059)	(9,108,560)	(8,152,841)	(96,252)
Net gains (losses) on investments	(4,269,864)	(6,310,782)	(2,012,007)	(51,904)
Net increase (decrease) in net assets resulting from operations	(4,269,864)	(6,310,782)	(2,012,007)	(51,904)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,045,338	11,891,223	7,730,318	28,906
Contract terminations and surrenders	(158,268)	(379,014)	(697,362)	(174,038)
Death benefit payments	—	(9,754)	(10,221)	—
Policy loan transfers	(488,700)	152,412	(26,451)	(2,333)
Transfers to other contracts	(4,353,244)	(6,407,561)	(6,042,277)	(81,394)
Cost of insurance and administration charges	(273,388)	(344,964)	(420,614)	(4,454)
Mortality and expenses charges	(38,238)	(50,995)	(59,985)	(473)
Surrender charges (refunds)	4,870	10,799	21,849	4,475
Increase (decrease) in net assets from policy related transactions	738,370	4,862,146	495,257	(229,311)
Total increase (decrease)	(3,531,494)	(1,448,636)	(1,516,750)	(281,215)
Net assets as of December 31, 2022	$16,796,503	$26,043,684	$21,821,974	$149,942

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	BNY Mellon IP Technology Growth Portfolio - Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	BNY Mellon VIF Appreciation Portfolio - Service Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio - Service Shares

Net assets as of January 1, 2021	$6,093,559	$651,986	$3,906,755	$5,333,084
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4,182	8,062	—
Total realized gains (losses) on investments	1,718,205	90,338	848,634	405,273
Change in net unrealized appreciation (depreciation)
of investments	(871,628)	78,299	64,476	462,828
Net gains (losses) on investments	846,577	172,819	921,172	868,101
Net increase (decrease) in net assets resulting from operations	846,577	172,819	921,172	868,101
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,230,591	195,161	1,162,911	810,273
Contract terminations and surrenders	(527,371)	(11,689)	(858,091)	(208,712)
Death benefit payments	—	(3,537)	—	(3,439)
Policy loan transfers	(4,434)	(214)	(266)	(5,838)
Transfers to other contracts	(5,287,167)	(199,604)	(1,303,365)	(780,798)
Cost of insurance and administration charges	(119,752)	(12,815)	(50,741)	(134,870)
Mortality and expenses charges	(21,822)	(2,544)	(12,193)	(7,149)
Surrender charges (refunds)	20,171	569	974	(100)
Increase (decrease) in net assets from policy related transactions	290,216	(34,673)	(1,060,771)	(330,633)
Total increase (decrease)	1,136,793	138,146	(139,599)	537,468
Net assets as of December 31, 2021	7,230,352	790,132	3,767,156	5,870,552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,414	13,346	—
Total realized gains (losses) on investments	613,408	84,596	862,380	1,156,136
Change in net unrealized appreciation (depreciation)
of investments	(4,049,078)	(293,743)	(1,567,827)	(2,127,326)
Net gains (losses) on investments	(3,435,670)	(206,733)	(692,101)	(971,190)
Net increase (decrease) in net assets resulting from operations	(3,435,670)	(206,733)	(692,101)	(971,190)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	9,001,689	263,991	726,163	261,173
Contract terminations and surrenders	(185,506)	(44)	(350,891)	(122,541)
Death benefit payments	—	—	(7,262)	(11,616)
Policy loan transfers	(13,881)	185	(361)	(19,792)
Transfers to other contracts	(8,413,085)	(82,338)	(697,086)	(188,318)
Cost of insurance and administration charges	(103,264)	(12,068)	(53,618)	(132,768)
Mortality and expenses charges	(17,229)	(2,086)	(10,905)	(6,182)
Surrender charges (refunds)	5,566	1	10,560	(73)
Increase (decrease) in net assets from policy related transactions	274,290	167,641	(383,400)	(220,117)
Total increase (decrease)	(3,161,380)	(39,092)	(1,075,501)	(1,191,307)
Net assets as of December 31, 2022	$4,068,972	$751,040	$2,691,655	$4,679,245

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Bond Market Index Account - Class 1	Calvert VP EAFE International Index Portfolio - Class F	Calvert VP Investment Grade Bond Index Portfolio - Class I	Calvert VP Russell 2000® Small Cap Index Portfolio - Class F

Net assets as of January 1, 2021	$30,160,397	$9,891,252	$3,635,071	$36,230,890
Increase (decrease) in net assets
Operations:
Net investment income (loss)	610,120	212,493	71,965	346,886
Total realized gains (losses) on investments	(6,260)	255,158	44,510	2,480,603
Change in net unrealized appreciation (depreciation)
of investments	(1,145,856)	641,402	(189,434)	2,392,233
Net gains (losses) on investments	(541,996)	1,109,053	(72,959)	5,219,722
Net increase (decrease) in net assets resulting from operations	(541,996)	1,109,053	(72,959)	5,219,722
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	8,596,867	3,244,041	1,408,218	44,237,464
Contract terminations and surrenders	(599,787)	(103,743)	(25,764)	(2,212,303)
Death benefit payments	(136,516)	(77,787)	—	(21,883)
Policy loan transfers	(152,489)	113,637	17,514	(341,862)
Transfers to other contracts	(8,658,890)	(2,284,728)	(1,507,334)	(36,458,347)
Cost of insurance and administration charges	(375,663)	(151,603)	(64,738)	(550,308)
Mortality and expenses charges	(68,005)	(26,551)	(7,543)	(90,261)
Surrender charges (refunds)	28,846	4,007	(315)	55,200
Increase (decrease) in net assets from policy related transactions	(1,365,637)	717,273	(179,962)	4,617,700
Total increase (decrease)	(1,907,633)	1,826,326	(252,921)	9,837,422
Net assets as of December 31, 2021	28,252,764	11,717,578	3,382,150	46,068,312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	547,134	389,530	87,862	330,426
Total realized gains (losses) on investments	(1,259,238)	102,382	(112,172)	4,211,220
Change in net unrealized appreciation (depreciation)
of investments	(3,030,894)	(2,153,900)	(384,864)	(13,993,569)
Net gains (losses) on investments	(3,742,998)	(1,661,988)	(409,174)	(9,451,923)
Net increase (decrease) in net assets resulting from operations	(3,742,998)	(1,661,988)	(409,174)	(9,451,923)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	7,972,143	2,805,475	1,444,362	41,783,256
Contract terminations and surrenders	(89,036)	(48,128)	(68,738)	(656,712)
Death benefit payments	(1,397)	—	—	(99,586)
Policy loan transfers	116,343	8,923	5,788	(300,750)
Transfers to other contracts	(8,929,693)	(1,504,302)	(820,804)	(39,359,846)
Cost of insurance and administration charges	(357,626)	(150,156)	(66,077)	(542,165)
Mortality and expenses charges	(58,235)	(24,523)	(6,490)	(78,730)
Surrender charges (refunds)	2,874	1,577	1,412	18,451
Increase (decrease) in net assets from policy related transactions	(1,344,627)	1,088,866	489,453	763,918
Total increase (decrease)	(5,087,625)	(573,122)	80,279	(8,688,005)
Net assets as of December 31, 2022	$23,165,139	$11,144,456	$3,462,429	$37,380,307

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Calvert VP S&P 500® Index Portfolio	Calvert VP S&P MidCap 400® Index Portfolio - Class F	ClearBridge Variable Mid Cap Portfolio - Class I	ClearBridge Variable Small Cap Growth Portfolio - Class I

Net assets as of January 1, 2021	$2,531,605	$2,409,130	$441,470	$29,401,253
Increase (decrease) in net assets
Operations:
Net investment income (loss)	37,545	23,908	150	—
Total realized gains (losses) on investments	209,056	126,791	122,029	7,756,956
Change in net unrealized appreciation (depreciation)
of investments	444,310	440,487	17,983	(4,035,135)
Net gains (losses) on investments	690,911	591,186	140,162	3,721,821
Net increase (decrease) in net assets resulting from operations	690,911	591,186	140,162	3,721,821
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	374,641	231,934	226,075	19,777,793
Contract terminations and surrenders	(18,394)	(68,165)	(8,639)	(610,630)
Death benefit payments	—	—	—	(129,056)
Policy loan transfers	10,507	(1,418)	(26,472)	(125,659)
Transfers to other contracts	(270,721)	(92,436)	(148,666)	(16,577,143)
Cost of insurance and administration charges	(49,565)	(69,402)	(9,334)	(410,126)
Mortality and expenses charges	(3,275)	(2,660)	(1,029)	(74,006)
Surrender charges (refunds)	23	(1,420)	352	29,149
Increase (decrease) in net assets from policy related transactions	43,216	(3,567)	32,287	1,880,322
Total increase (decrease)	734,127	587,619	172,449	5,602,143
Net assets as of December 31, 2021	3,265,732	2,996,749	613,919	35,003,396

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,175	25,009	2,103	—
Total realized gains (losses) on investments	294,943	303,858	37,948	727,174
Change in net unrealized appreciation (depreciation)
of investments	(947,037)	(740,079)	(212,115)	(10,641,243)
Net gains (losses) on investments	(611,919)	(411,212)	(172,064)	(9,914,069)
Net increase (decrease) in net assets resulting from operations	(611,919)	(411,212)	(172,064)	(9,914,069)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	658,018	188,119	200,517	12,570,228
Contract terminations and surrenders	(35,951)	(24,303)	(16,287)	(473,340)
Death benefit payments	—	—	(3,246)	(1,106)
Policy loan transfers	(22,475)	(61,829)	1,226	(333,892)
Transfers to other contracts	(176,719)	(82,844)	(42,752)	(12,615,722)
Cost of insurance and administration charges	(56,956)	(67,355)	(13,002)	(342,143)
Mortality and expenses charges	(2,929)	(1,240)	(1,188)	(55,890)
Surrender charges (refunds)	(903)	(669)	(363)	12,688
Increase (decrease) in net assets from policy related transactions	362,085	(50,121)	124,905	(1,239,177)
Total increase (decrease)	(249,834)	(461,333)	(47,159)	(11,153,246)
Net assets as of December 31, 2022	$3,015,898	$2,535,416	$566,760	$23,850,150

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Core Plus Bond Account - Class 1	Delaware VIP® Small Cap Value - Service Class	Diversified Balanced Account - Class 1	Diversified International Account - Class 1

Net assets as of January 1, 2021	$123,239,165	$18,428,783	$17,172,599	$179,272,226
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,989,753	142,852	368,339	2,423,390
Total realized gains (losses) on investments	4,379,047	231,268	1,079,549	6,850,498
Change in net unrealized appreciation (depreciation)
of investments	(7,884,939)	5,969,736	403,568	7,963,621
Net gains (losses) on investments	(516,139)	6,343,856	1,851,456	17,237,509
Net increase (decrease) in net assets resulting from operations	(516,139)	6,343,856	1,851,456	17,237,509
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	34,048,415	6,190,165	1,240,163	27,662,762
Contract terminations and surrenders	(8,361,774)	(1,025,119)	(314,439)	(6,168,229)
Death benefit payments	(419,594)	(15,924)	(151,200)	(1,427,359)
Policy loan transfers	280,535	(21,214)	(109,736)	(127,878)
Transfers to other contracts	(30,730,035)	(3,664,223)	(276,702)	(26,004,273)
Cost of insurance and administration charges	(2,232,634)	(298,500)	(672,437)	(3,498,476)
Mortality and expenses charges	(281,808)	(44,809)	(61,590)	(380,763)
Surrender charges (refunds)	19,785	17,616	536	55,805
Increase (decrease) in net assets from policy related transactions	(7,677,110)	1,137,992	(345,405)	(9,888,411)
Total increase (decrease)	(8,193,249)	7,481,848	1,506,051	7,349,098
Net assets as of December 31, 2021	115,045,916	25,910,631	18,678,650	186,621,324

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,143,652	123,471	385,788	4,153,729
Total realized gains (losses) on investments	(1,275,243)	1,540,031	1,468,402	16,618,543
Change in net unrealized appreciation (depreciation)
of investments	(18,029,157)	(4,900,954)	(4,625,308)	(58,125,853)
Net gains (losses) on investments	(16,160,748)	(3,237,452)	(2,771,118)	(37,353,581)
Net increase (decrease) in net assets resulting from operations	(16,160,748)	(3,237,452)	(2,771,118)	(37,353,581)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	26,794,653	4,703,379	1,104,854	27,874,899
Contract terminations and surrenders	(2,977,385)	(626,002)	(321,469)	(3,005,143)
Death benefit payments	(1,198,413)	(134,228)	(249,290)	(1,201,752)
Policy loan transfers	(476,347)	(311,111)	(2,187)	(648,130)
Transfers to other contracts	(23,978,106)	(2,295,553)	(481,181)	(17,823,330)
Cost of insurance and administration charges	(2,113,782)	(321,947)	(701,074)	(3,472,604)
Mortality and expenses charges	(227,053)	(45,047)	(54,126)	(317,057)
Surrender charges (refunds)	29,526	19,547	(98)	12,090
Increase (decrease) in net assets from policy related transactions	(4,146,907)	989,038	(704,571)	1,418,973
Total increase (decrease)	(20,307,655)	(2,248,414)	(3,475,689)	(35,934,608)
Net assets as of December 31, 2022	$94,738,261	$23,662,217	$15,202,961	$150,686,716

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	DWS Alternative Asset Allocation VIP - Class B	DWS Small Mid Cap Value VIP - Class B	Equity Income Account - Class 1	Fidelity® VIP Asset Manager Portfolio - Service Class 2

Net assets as of January 1, 2021	$414,207	$1,536,407	$125,036,220	$1,179,238
Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,044	17,082	2,709,932	20,623
Total realized gains (losses) on investments	18,522	(5,245)	3,849,749	34,725
Change in net unrealized appreciation (depreciation)
of investments	30,537	468,850	21,022,168	69,074
Net gains (losses) on investments	58,103	480,687	27,581,849	124,422
Net increase (decrease) in net assets resulting from operations	58,103	480,687	27,581,849	124,422
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	182,888	598,038	20,875,431	372,034
Contract terminations and surrenders	(1)	(23,448)	(4,660,234)	(83,593)
Death benefit payments	—	—	(970,818)	—
Policy loan transfers	(182)	1,494	(264,607)	(8,676)
Transfers to other contracts	(134,580)	(391,545)	(15,104,972)	(61,459)
Cost of insurance and administration charges	(6,444)	(34,231)	(2,886,433)	(22,693)
Mortality and expenses charges	(1,143)	(4,602)	(308,474)	(6,064)
Surrender charges (refunds)	—	1,142	41,767	(1)
Increase (decrease) in net assets from policy related transactions	40,538	146,848	(3,278,340)	189,548
Total increase (decrease)	98,641	627,535	24,303,509	313,970
Net assets as of December 31, 2021	512,848	2,163,942	149,339,729	1,493,208

Increase (decrease) in net assets
Operations:
Net investment income (loss)	34,590	9,074	2,585,589	20,731
Total realized gains (losses) on investments	11,507	7,406	19,256,219	113,690
Change in net unrealized appreciation (depreciation)
of investments	(82,446)	(374,937)	(37,521,565)	(349,839)
Net gains (losses) on investments	(36,349)	(358,457)	(15,679,757)	(215,418)
Net increase (decrease) in net assets resulting from operations	(36,349)	(358,457)	(15,679,757)	(215,418)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	139,289	264,781	23,379,127	237,435
Contract terminations and surrenders	(112,190)	(9,461)	(4,364,627)	(223,902)
Death benefit payments	—	—	(1,166,510)	—
Policy loan transfers	358	(1,341)	(404,397)	13,144
Transfers to other contracts	(88,211)	(323,761)	(15,017,001)	(212,215)
Cost of insurance and administration charges	(6,507)	(37,028)	(3,066,932)	(24,333)
Mortality and expenses charges	(1,077)	(4,283)	(292,971)	(5,581)
Surrender charges (refunds)	3,470	(116)	23,689	—
Increase (decrease) in net assets from policy related transactions	(64,868)	(111,209)	(909,622)	(215,452)
Total increase (decrease)	(101,217)	(469,666)	(16,589,379)	(430,870)
Net assets as of December 31, 2022	$411,631	$1,694,276	$132,750,350	$1,062,338

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Service Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Service Class 2

Net assets as of January 1, 2021	$86,320,484	$102,966,795	$21,911,312	$23,011,021
Increase (decrease) in net assets
Operations:
Net investment income (loss)	55,806	29,380	465,933	438,058
Total realized gains (losses) on investments	15,603,951	20,069,288	3,239,030	3,623,458
Change in net unrealized appreciation (depreciation)
of investments	7,695,485	6,611,331	1,640,934	1,538,437
Net gains (losses) on investments	23,355,242	26,709,999	5,345,897	5,599,953
Net increase (decrease) in net assets resulting from operations	23,355,242	26,709,999	5,345,897	5,599,953
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,303,597	14,041,783	1,455,318	3,239,265
Contract terminations and surrenders	(3,221,745)	(5,612,176)	(959,248)	(1,050,543)
Death benefit payments	(1,314,886)	(204,842)	(218,758)	(10,418)
Policy loan transfers	(52,208)	(471,539)	(15,144)	27,078
Transfers to other contracts	(2,978,887)	(14,919,250)	(941,255)	(1,979,917)
Cost of insurance and administration charges	(1,662,472)	(1,664,974)	(571,676)	(569,435)
Mortality and expenses charges	(202,196)	(198,758)	(68,589)	(46,749)
Surrender charges (refunds)	9,550	3,722	2,701	(2,804)
Increase (decrease) in net assets from policy related transactions	(6,119,247)	(9,026,034)	(1,316,651)	(393,523)
Total increase (decrease)	17,235,995	17,683,965	4,029,246	5,206,430
Net assets as of December 31, 2021	103,556,479	120,650,760	25,940,558	28,217,451

Increase (decrease) in net assets
Operations:
Net investment income (loss)	395,809	246,498	439,042	461,652
Total realized gains (losses) on investments	6,865,604	6,830,992	1,144,321	1,291,272
Change in net unrealized appreciation (depreciation)
of investments	(33,821,882)	(38,668,712)	(2,939,555)	(3,225,257)
Net gains (losses) on investments	(26,560,469)	(31,591,222)	(1,356,192)	(1,472,333)
Net increase (decrease) in net assets resulting from operations	(26,560,469)	(31,591,222)	(1,356,192)	(1,472,333)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,755,110	13,303,185	1,406,889	4,204,831
Contract terminations and surrenders	(3,073,465)	(2,343,583)	(611,641)	(1,284,903)
Death benefit payments	(1,159,349)	(713,566)	(752,514)	(215,116)
Policy loan transfers	(382,355)	(73,586)	(30,345)	(97,476)
Transfers to other contracts	(2,502,760)	(13,212,301)	(1,152,090)	(2,321,246)
Cost of insurance and administration charges	(1,682,048)	(1,637,040)	(535,117)	(610,305)
Mortality and expenses charges	(170,454)	(162,214)	(53,989)	(46,039)
Surrender charges (refunds)	(1,370)	5,495	(268)	(1,491)
Increase (decrease) in net assets from policy related transactions	(6,216,691)	(4,833,610)	(1,729,075)	(371,745)
Total increase (decrease)	(32,777,160)	(36,424,832)	(3,085,267)	(1,844,078)
Net assets as of December 31, 2022	$70,779,319	$84,225,928	$22,855,291	$26,373,373

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Fidelity® VIP Extended Market Index Portfolio - Service Class 2	Fidelity® VIP Government Money Market Portfolio - Service Class	Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity® VIP High Income Portfolio - Initial Class

Net assets as of January 1, 2021	$79,940	$381,579,500	$22,909,742	$4,863,516
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,524	23,557	(456)	301,610
Total realized gains (losses) on investments	17,083	—	6,243,477	(21,642)
Change in net unrealized appreciation (depreciation)
of investments	5,535	—	(964,264)	(49,951)
Net gains (losses) on investments	25,142	23,557	5,278,757	230,017
Net increase (decrease) in net assets resulting from operations	25,142	23,557	5,278,757	230,017
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	175,927	258,571,424	2,898,360	1,595,278
Contract terminations and surrenders	—	(57,582,419)	(633,510)	(113,163)
Death benefit payments	—	(1,820,468)	(328)	(4,427)
Policy loan transfers	39	172,600	43,781	28,697
Transfers to other contracts	(16,653)	(242,646,740)	(1,683,559)	(364,815)
Cost of insurance and administration charges	(4,725)	(7,862,571)	(426,356)	(167,786)
Mortality and expenses charges	(709)	(1,134,485)	(52,896)	(19,947)
Surrender charges (refunds)	—	1,512,669	227	252
Increase (decrease) in net assets from policy related transactions	153,879	(50,789,990)	145,719	954,089
Total increase (decrease)	179,021	(50,766,433)	5,424,476	1,184,106
Net assets as of December 31, 2021	258,961	330,813,067	28,334,218	6,047,622

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,777	4,868,151	79,795	251,417
Total realized gains (losses) on investments	15,441	—	2,212,709	(123,286)
Change in net unrealized appreciation (depreciation)
of investments	(56,423)	—	(9,234,196)	(783,661)
Net gains (losses) on investments	(39,205)	4,868,151	(6,941,692)	(655,530)
Net increase (decrease) in net assets resulting from operations	(39,205)	4,868,151	(6,941,692)	(655,530)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	40,357	257,333,681	2,481,398	(38,710)
Contract terminations and surrenders	—	(16,862,212)	(772,678)	(109,846)
Death benefit payments	—	(2,488,197)	(194,452)	(89,978)
Policy loan transfers	1,450	(45,729)	(42,441)	101,653
Transfers to other contracts	(75,780)	(186,336,673)	(1,268,753)	(426,987)
Cost of insurance and administration charges	(5,648)	(8,250,996)	(459,556)	(142,552)
Mortality and expenses charges	(808)	(1,060,912)	(47,885)	(14,176)
Surrender charges (refunds)	—	401,036	(104)	(48)
Increase (decrease) in net assets from policy related transactions	(40,429)	42,689,998	(304,471)	(720,644)
Total increase (decrease)	(79,634)	47,558,149	(7,246,163)	(1,376,174)
Net assets as of December 31, 2022	$179,327	$378,371,216	$21,088,055	$4,671,448

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Fidelity® VIP High Income Portfolio - Service Class 2	Fidelity® VIP International Index Portfolio - Service Class 2	Fidelity® VIP Mid Cap Portfolio - Service Class 2	Fidelity® VIP Strategic Income Portfolio - Service Class 2

Net assets as of January 1, 2021	$18,244,430	$1,017,516	$31,976,775	$4,887,924
Increase (decrease) in net assets
Operations:
Net investment income (loss)	980,768	79,386	129,736	155,286
Total realized gains (losses) on investments	(13,889)	64,209	7,544,484	125,871
Change in net unrealized appreciation (depreciation)
of investments	(178,759)	(45,316)	295,151	(69,008)
Net gains (losses) on investments	788,120	98,279	7,969,371	212,149
Net increase (decrease) in net assets resulting from operations	788,120	98,279	7,969,371	212,149
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,092,227	9,468,117	7,197,145	2,536,483
Contract terminations and surrenders	(772,459)	(1,361)	(1,771,606)	(147,242)
Death benefit payments	—	—	(36,427)	(4,355)
Policy loan transfers	181,346	410	(76,673)	349
Transfers to other contracts	(3,559,934)	(7,085,770)	(6,391,269)	(769,376)
Cost of insurance and administration charges	(334,286)	(31,698)	(684,633)	(86,862)
Mortality and expenses charges	(43,539)	(5,507)	(87,783)	(15,688)
Surrender charges (refunds)	3,658	30	44,194	7,171
Increase (decrease) in net assets from policy related transactions	(432,987)	2,344,221	(1,807,052)	1,520,480
Total increase (decrease)	355,133	2,442,500	6,162,319	1,732,629
Net assets as of December 31, 2021	18,599,563	3,460,016	38,139,094	6,620,553

Increase (decrease) in net assets
Operations:
Net investment income (loss)	766,888	61,144	87,429	230,183
Total realized gains (losses) on investments	(527,847)	(214,250)	2,835,299	(59,007)
Change in net unrealized appreciation (depreciation)
of investments	(2,354,422)	(431,511)	(8,593,355)	(962,909)
Net gains (losses) on investments	(2,115,381)	(584,617)	(5,670,627)	(791,733)
Net increase (decrease) in net assets resulting from operations	(2,115,381)	(584,617)	(5,670,627)	(791,733)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,977,701	6,906,179	4,555,528	2,029,990
Contract terminations and surrenders	(765,109)	(8,159)	(1,164,975)	(51,663)
Death benefit payments	(48,325)	(4,874)	(144,580)	—
Policy loan transfers	(99,531)	(303,396)	10,655	4,083
Transfers to other contracts	(2,983,684)	(6,529,289)	(3,660,215)	(1,244,117)
Cost of insurance and administration charges	(333,968)	(42,606)	(671,502)	(98,394)
Mortality and expenses charges	(35,135)	(6,440)	(74,170)	(15,967)
Surrender charges (refunds)	7,744	205	6,968	1,693
Increase (decrease) in net assets from policy related transactions	(2,280,307)	11,620	(1,142,291)	625,625
Total increase (decrease)	(4,395,688)	(572,997)	(6,812,918)	(166,108)
Net assets as of December 31, 2022	$14,203,875	$2,887,019	$31,326,176	$6,454,445

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Fidelity® VIP Total Market Index Portfolio - Service Class 2	Franklin Income VIP Fund - Class 2	Franklin Mutual Global Discovery VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2

Net assets as of January 1, 2021	$887,684	$13,275,308	$9,770,561	$11,000,703
Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,556	609,981	280,873	412,784
Total realized gains (losses) on investments	86,263	2,551	(77,679)	(149,354)
Change in net unrealized appreciation (depreciation)
of investments	260,386	1,378,116	1,585,134	1,910,584
Net gains (losses) on investments	362,205	1,990,648	1,788,328	2,174,014
Net increase (decrease) in net assets resulting from operations	362,205	1,990,648	1,788,328	2,174,014
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,192,931	3,079,023	1,466,735	2,749,085
Contract terminations and surrenders	(15,924)	(1,053,013)	(456,370)	(383,590)
Death benefit payments	—	(8,823)	(23,395)	—
Policy loan transfers	1,562	(634,374)	(63,449)	(218,379)
Transfers to other contracts	(311,595)	(2,296,860)	(1,755,519)	(2,244,938)
Cost of insurance and administration charges	(22,221)	(204,269)	(195,826)	(144,474)
Mortality and expenses charges	(3,165)	(41,390)	(32,126)	(28,536)
Surrender charges (refunds)	(1)	3,381	5,414	1,183
Increase (decrease) in net assets from policy related transactions	841,587	(1,156,325)	(1,054,536)	(269,649)
Total increase (decrease)	1,203,792	834,323	733,792	1,904,365
Net assets as of December 31, 2021	2,091,476	14,109,631	10,504,353	12,905,068

Increase (decrease) in net assets
Operations:
Net investment income (loss)	119,673	656,225	138,312	225,412
Total realized gains (losses) on investments	90,121	296,712	797,225	1,241,979
Change in net unrealized appreciation (depreciation)
of investments	(1,872,416)	(1,713,498)	(1,458,300)	(2,443,255)
Net gains (losses) on investments	(1,662,622)	(760,561)	(522,763)	(975,864)
Net increase (decrease) in net assets resulting from operations	(1,662,622)	(760,561)	(522,763)	(975,864)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	13,437,237	2,938,485	1,973,559	978,154
Contract terminations and surrenders	(85,598)	(551,629)	(238,627)	(91,461)
Death benefit payments	—	(28,411)	(79,389)	(25,652)
Policy loan transfers	(5,358)	(53,810)	(66,058)	(683)
Transfers to other contracts	(914,924)	(1,515,854)	(1,658,468)	(624,613)
Cost of insurance and administration charges	(268,789)	(246,115)	(211,332)	(160,095)
Mortality and expenses charges	(41,300)	(43,227)	(29,991)	(27,205)
Surrender charges (refunds)	2,804	13,532	1,622	792
Increase (decrease) in net assets from policy related transactions	12,124,072	512,971	(308,684)	49,237
Total increase (decrease)	10,461,450	(247,590)	(831,447)	(926,627)
Net assets as of December 31, 2022	$12,552,926	$13,862,041	$9,672,906	$11,978,441

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Franklin Rising Dividends VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2	Franklin Strategic Income VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2

Net assets as of January 1, 2021	$21,299,759	$16,533,321	$17,844,379	$349,913
Increase (decrease) in net assets
Operations:
Net investment income (loss)	202,964	227,762	552,119	7,788
Total realized gains (losses) on investments	1,254,944	1,617,280	(102,216)	(4,115)
Change in net unrealized appreciation (depreciation)
of investments	4,178,145	2,309,732	(99,597)	(9,308)
Net gains (losses) on investments	5,636,053	4,154,774	350,306	(5,635)
Net increase (decrease) in net assets resulting from operations	5,636,053	4,154,774	350,306	(5,635)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,118,160	14,641,566	4,571,368	30,107
Contract terminations and surrenders	(986,253)	(700,689)	(905,215)	(62,746)
Death benefit payments	(181,437)	(35,436)	(81,232)	—
Policy loan transfers	62,826	(273,529)	55,791	(10,465)
Transfers to other contracts	(3,061,119)	(13,596,873)	(4,535,945)	(49,577)
Cost of insurance and administration charges	(369,944)	(276,357)	(314,623)	(3,634)
Mortality and expenses charges	(60,649)	(49,903)	(55,916)	(813)
Surrender charges (refunds)	32,444	9,674	16,262	3,056
Increase (decrease) in net assets from policy related transactions	(445,972)	(281,547)	(1,249,510)	(94,072)
Total increase (decrease)	5,190,081	3,873,227	(899,204)	(99,707)
Net assets as of December 31, 2021	26,489,840	20,406,548	16,945,175	250,206

Increase (decrease) in net assets
Operations:
Net investment income (loss)	186,296	180,667	631,536	5,792
Total realized gains (losses) on investments	3,217,550	3,287,556	(460,010)	(2,835)
Change in net unrealized appreciation (depreciation)
of investments	(6,210,439)	(5,541,345)	(1,954,091)	(28,089)
Net gains (losses) on investments	(2,806,593)	(2,073,122)	(1,782,565)	(25,132)
Net increase (decrease) in net assets resulting from operations	(2,806,593)	(2,073,122)	(1,782,565)	(25,132)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,993,255	8,311,674	2,661,695	36,915
Contract terminations and surrenders	(809,232)	(240,339)	(790,578)	—
Death benefit payments	(26,784)	(142,819)	—	—
Policy loan transfers	(111,555)	85,592	14,497	(607)
Transfers to other contracts	(2,467,763)	(7,164,370)	(2,756,243)	(13,631)
Cost of insurance and administration charges	(395,090)	(260,072)	(302,706)	(3,514)
Mortality and expenses charges	(56,318)	(41,847)	(49,621)	(689)
Surrender charges (refunds)	21,054	2,939	25,823	—
Increase (decrease) in net assets from policy related transactions	147,567	550,758	(1,197,133)	18,474
Total increase (decrease)	(2,659,026)	(1,522,364)	(2,979,698)	(6,658)
Net assets as of December 31, 2022	$23,830,814	$18,884,184	$13,965,477	$243,548

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Global Emerging Markets Account - Class 1	Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares	Government & High Quality Bond Account - Class 1	Invesco V.I. American Franchise Fund - Series I Shares

Net assets as of January 1, 2021	$46,470,221	$1,788,311	$57,666,132	$3,912,612
Increase (decrease) in net assets
Operations:
Net investment income (loss)	214,007	8,436	1,231,959	(137)
Total realized gains (losses) on investments	1,774,926	697,430	(163,454)	642,839
Change in net unrealized appreciation (depreciation)
of investments	(1,729,983)	(276,937)	(1,800,993)	(171,227)
Net gains (losses) on investments	258,950	428,929	(732,488)	471,475
Net increase (decrease) in net assets resulting from operations	258,950	428,929	(732,488)	471,475
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	9,129,990	387,465	13,600,915	666,029
Contract terminations and surrenders	(2,030,248)	(912)	(2,102,083)	(65,818)
Death benefit payments	(123,220)	—	(135,698)	(2,493)
Policy loan transfers	(11,518)	(7,341)	(266,227)	(6,596)
Transfers to other contracts	(6,374,311)	(696,704)	(13,205,582)	(135,026)
Cost of insurance and administration charges	(1,241,060)	(15,005)	(1,401,293)	(58,449)
Mortality and expenses charges	(113,992)	(3,028)	(174,737)	(7,919)
Surrender charges (refunds)	39,484	—	40,678	5
Increase (decrease) in net assets from policy related transactions	(724,875)	(335,525)	(3,644,027)	389,733
Total increase (decrease)	(465,925)	93,404	(4,376,515)	861,208
Net assets as of December 31, 2021	46,004,296	1,881,715	53,289,617	4,773,820

Increase (decrease) in net assets
Operations:
Net investment income (loss)	589,308	4,868	654,005	—
Total realized gains (losses) on investments	3,470,380	86,273	(1,328,516)	1,062,244
Change in net unrealized appreciation (depreciation)
of investments	(14,250,005)	(459,423)	(5,415,922)	(2,516,517)
Net gains (losses) on investments	(10,190,317)	(368,282)	(6,090,433)	(1,454,273)
Net increase (decrease) in net assets resulting from operations	(10,190,317)	(368,282)	(6,090,433)	(1,454,273)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,078,955	357,549	10,008,344	238,441
Contract terminations and surrenders	(1,232,345)	—	(1,586,295)	(142,198)
Death benefit payments	(208,383)	—	(549,125)	(18,679)
Policy loan transfers	256,071	62,434	(347,899)	644
Transfers to other contracts	(4,620,736)	(310,461)	(9,365,147)	(182,257)
Cost of insurance and administration charges	(1,147,327)	(14,814)	(1,355,396)	(59,002)
Mortality and expenses charges	(85,538)	(2,453)	(141,961)	(6,726)
Surrender charges (refunds)	5,266	—	22,451	(9)
Increase (decrease) in net assets from policy related transactions	(954,037)	92,255	(3,315,028)	(169,786)
Total increase (decrease)	(11,144,354)	(276,027)	(9,405,461)	(1,624,059)
Net assets as of December 31, 2022	$34,859,942	$1,605,688	$43,884,156	$3,149,761

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Invesco V.I. American Franchise Fund - Series II Shares	Invesco V.I. American Value Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series II Shares

Net assets as of January 1, 2021	$3,949,663	$194,523	$6,650,942	$9,687,731
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,274	49,676	49,619
Total realized gains (losses) on investments	776,981	28,801	221,052	307,832
Change in net unrealized appreciation (depreciation)
of investments	(334,953)	35,259	1,535,866	2,257,060
Net gains (losses) on investments	442,028	65,334	1,806,594	2,614,511
Net increase (decrease) in net assets resulting from operations	442,028	65,334	1,806,594	2,614,511
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	770,782	296,494	280,253	944,602
Contract terminations and surrenders	(76,413)	(707)	(211,788)	(322,883)
Death benefit payments	(101,559)	—	(17,000)	(1,699)
Policy loan transfers	5,249	—	489	(16,249)
Transfers to other contracts	(275,326)	(269,736)	(166,148)	(491,931)
Cost of insurance and administration charges	(76,297)	(4,050)	(173,206)	(326,611)
Mortality and expenses charges	(7,636)	(464)	(22,506)	(18,846)
Surrender charges (refunds)	1,618	10	394	(2,029)
Increase (decrease) in net assets from policy related transactions	240,418	21,547	(309,512)	(235,646)
Total increase (decrease)	682,446	86,881	1,497,082	2,378,865
Net assets as of December 31, 2021	4,632,109	281,404	8,148,024	12,066,596

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,327	59,787	58,812
Total realized gains (losses) on investments	1,096,935	69,660	1,040,153	1,387,851
Change in net unrealized appreciation (depreciation)
of investments	(2,523,740)	(89,339)	(2,694,294)	(3,816,348)
Net gains (losses) on investments	(1,426,805)	(16,352)	(1,594,354)	(2,369,685)
Net increase (decrease) in net assets resulting from operations	(1,426,805)	(16,352)	(1,594,354)	(2,369,685)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	422,556	570,216	398,252	781,610
Contract terminations and surrenders	(27,848)	(4,343)	(177,169)	(850,209)
Death benefit payments	(7,521)	—	(8,256)	(8,016)
Policy loan transfers	(269)	1,350	(9,494)	(135,110)
Transfers to other contracts	(354,762)	(337,027)	(520,765)	(575,455)
Cost of insurance and administration charges	(75,544)	(21,771)	(179,868)	(315,329)
Mortality and expenses charges	(6,542)	(3,249)	(19,377)	(16,532)
Surrender charges (refunds)	(1,069)	(205)	(33)	18,266
Increase (decrease) in net assets from policy related transactions	(50,999)	204,971	(516,710)	(1,100,775)
Total increase (decrease)	(1,477,804)	188,619	(2,111,064)	(3,470,460)
Net assets as of December 31, 2022	$3,154,305	$470,023	$6,036,960	$8,596,136

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	Invesco V.I. EQV International Equity Fund - Series I Shares	Invesco V.I. Global Real Estate Fund - Series I Shares	Invesco V.I. Health Care Fund - Series I Shares

Net assets as of January 1, 2021	$3,977,830	$16,235,108	$1,157,922	$22,697,388
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(148)	213,054	32,555	48,630
Total realized gains (losses) on investments	841,185	1,641,981	(18,912)	3,902,949
Change in net unrealized appreciation (depreciation)
of investments	(101,410)	(900,018)	257,851	(1,070,770)
Net gains (losses) on investments	739,627	955,017	271,494	2,880,809
Net increase (decrease) in net assets resulting from operations	739,627	955,017	271,494	2,880,809
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,186,451	3,936,538	303,030	10,421,284
Contract terminations and surrenders	(198,138)	(883,021)	(66,087)	(1,141,179)
Death benefit payments	(1,884)	(172,475)	—	(100,992)
Policy loan transfers	20,637	57,808	(160)	(242,258)
Transfers to other contracts	(982,037)	(3,466,986)	(357,436)	(10,058,450)
Cost of insurance and administration charges	(125,727)	(234,097)	(22,190)	(399,899)
Mortality and expenses charges	(20,978)	(44,545)	(4,228)	(50,195)
Surrender charges (refunds)	120	20,606	2,915	8,469
Increase (decrease) in net assets from policy related transactions	(121,556)	(786,172)	(144,156)	(1,563,220)
Total increase (decrease)	618,071	168,845	127,338	1,317,589
Net assets as of December 31, 2021	4,595,901	16,403,953	1,285,260	24,014,977

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(107)	224,911	41,431	(69)
Total realized gains (losses) on investments	994,686	1,041,520	(34,194)	2,830,712
Change in net unrealized appreciation (depreciation)
of investments	(2,478,116)	(4,183,817)	(384,178)	(6,072,502)
Net gains (losses) on investments	(1,483,537)	(2,917,386)	(376,941)	(3,241,859)
Net increase (decrease) in net assets resulting from operations	(1,483,537)	(2,917,386)	(376,941)	(3,241,859)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,694,541	3,334,758	787,181	8,025,945
Contract terminations and surrenders	(220,991)	(577,469)	(7,966)	(465,622)
Death benefit payments	(10,431)	(109,394)	(1,112)	(161,301)
Policy loan transfers	(96,906)	(94,149)	(1,515)	(153,617)
Transfers to other contracts	(1,148,459)	(3,431,898)	(316,583)	(7,691,090)
Cost of insurance and administration charges	(129,684)	(207,476)	(25,731)	(378,012)
Mortality and expenses charges	(18,910)	(35,272)	(4,270)	(39,831)
Surrender charges (refunds)	2,990	13,525	261	5,236
Increase (decrease) in net assets from policy related transactions	72,150	(1,107,375)	430,265	(858,292)
Total increase (decrease)	(1,411,387)	(4,024,761)	53,324	(4,100,151)
Net assets as of December 31, 2022	$3,184,514	$12,379,192	$1,338,584	$19,914,826

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Invesco V.I. Main Street Mid Cap Fund - Series II Shares	Invesco V.I. Main Street Small Cap Fund - Series II Shares	Invesco V.I. Small Cap Equity Fund - Series I Shares	Invesco V.I. Technology Fund - Series I Shares

Net assets as of January 1, 2021	$420,921	$7,122,210	$10,602,679	$12,725,907
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,908	16,845	21,171	(742)
Total realized gains (losses) on investments	1,753	1,428,536	1,577,739	2,255,890
Change in net unrealized appreciation (depreciation)
of investments	121,292	220,590	497,914	(373,965)
Net gains (losses) on investments	124,953	1,665,971	2,096,824	1,881,183
Net increase (decrease) in net assets resulting from operations	124,953	1,665,971	2,096,824	1,881,183
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	368,346	4,121,907	7,537,720	12,015,621
Contract terminations and surrenders	(1,826)	(391,210)	(500,485)	(321,661)
Death benefit payments	(29,186)	(21,924)	(3,734)	(6,616)
Policy loan transfers	2,057	(10,880)	(6,656)	12,992
Transfers to other contracts	(50,436)	(2,725,657)	(6,766,579)	(11,939,278)
Cost of insurance and administration charges	(17,911)	(111,774)	(146,366)	(169,683)
Mortality and expenses charges	(2,695)	(18,176)	(26,175)	(29,108)
Surrender charges (refunds)	(2)	18,994	658	264
Increase (decrease) in net assets from policy related transactions	268,347	861,280	88,383	(437,469)
Total increase (decrease)	393,300	2,527,251	2,185,207	1,443,714
Net assets as of December 31, 2021	814,221	9,649,461	12,787,886	14,169,621

Increase (decrease) in net assets
Operations:
Net investment income (loss)	420	23,692	(37)	(213)
Total realized gains (losses) on investments	121,051	1,928,687	1,761,941	3,936,753
Change in net unrealized appreciation (depreciation)
of investments	(233,513)	(3,582,782)	(4,365,077)	(9,284,751)
Net gains (losses) on investments	(112,042)	(1,630,403)	(2,603,173)	(5,348,211)
Net increase (decrease) in net assets resulting from operations	(112,042)	(1,630,403)	(2,603,173)	(5,348,211)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	136,434	5,331,264	1,883,056	6,356,048
Contract terminations and surrenders	(45,068)	(241,650)	(241,748)	(196,195)
Death benefit payments	—	—	(38,059)	(151,993)
Policy loan transfers	(10,136)	(32,745)	1,247	(9,485)
Transfers to other contracts	(174,510)	(3,265,684)	(1,691,702)	(6,899,384)
Cost of insurance and administration charges	(22,858)	(126,901)	(141,815)	(137,466)
Mortality and expenses charges	(3,335)	(18,874)	(22,152)	(19,857)
Surrender charges (refunds)	(171)	7,576	3,947	(15)
Increase (decrease) in net assets from policy related transactions	(119,644)	1,652,986	(247,226)	(1,058,347)
Total increase (decrease)	(231,686)	22,583	(2,850,399)	(6,406,558)
Net assets as of December 31, 2022	$582,535	$9,672,044	$9,937,487	$7,763,063

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Janus Henderson Balanced Portfolio - Service Shares	Janus Henderson Enterprise Portfolio - Service Shares	Janus Henderson Flexible Bond Portfolio - Service Shares	Janus Henderson Forty Portfolio - Service Shares

Net assets as of January 1, 2021	$35,207,808	$74,114,533	$44,288,348	$19,437,625
Increase (decrease) in net assets
Operations:
Net investment income (loss)	323,909	187,456	911,735	118,910
Total realized gains (losses) on investments	2,051,433	11,481,237	1,492,498	4,299,161
Change in net unrealized appreciation (depreciation)
of investments	3,372,309	500,341	(2,906,290)	(863)
Net gains (losses) on investments	5,747,651	12,169,034	(502,057)	4,417,208
Net increase (decrease) in net assets resulting from operations	5,747,651	12,169,034	(502,057)	4,417,208
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	10,388,877	19,544,249	13,689,176	5,498,077
Contract terminations and surrenders	(2,027,582)	(2,833,381)	(2,712,718)	(1,148,389)
Death benefit payments	(208,380)	(70,390)	(235,059)	(15,822)
Policy loan transfers	(42,567)	(316,460)	(687,293)	(647,169)
Transfers to other contracts	(6,748,265)	(21,067,184)	(12,957,075)	(4,316,496)
Cost of insurance and administration charges	(497,957)	(1,132,178)	(609,253)	(408,596)
Mortality and expenses charges	(89,504)	(189,278)	(113,120)	(68,083)
Surrender charges (refunds)	18,027	62,727	32,053	50,273
Increase (decrease) in net assets from policy related transactions	792,649	(6,001,895)	(3,593,289)	(1,056,205)
Total increase (decrease)	6,540,300	6,167,139	(4,095,346)	3,361,003
Net assets as of December 31, 2021	41,748,108	80,281,672	40,193,002	22,798,628

Increase (decrease) in net assets
Operations:
Net investment income (loss)	423,152	175,727	751,714	8,105
Total realized gains (losses) on investments	2,037,898	12,012,119	(34,295)	2,790,586
Change in net unrealized appreciation (depreciation)
of investments	(9,344,515)	(24,763,880)	(6,224,905)	(10,329,720)
Net gains (losses) on investments	(6,883,465)	(12,576,034)	(5,507,486)	(7,531,029)
Net increase (decrease) in net assets resulting from operations	(6,883,465)	(12,576,034)	(5,507,486)	(7,531,029)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	9,782,683	15,332,180	14,753,124	5,066,824
Contract terminations and surrenders	(852,199)	(1,583,311)	(1,299,113)	(1,164,154)
Death benefit payments	(27,477)	(217,982)	(18,913)	(73,206)
Policy loan transfers	(512,933)	(1,155,657)	(725,111)	90,052
Transfers to other contracts	(4,864,336)	(17,442,785)	(13,378,114)	(4,696,594)
Cost of insurance and administration charges	(538,964)	(1,128,861)	(582,703)	(353,735)
Mortality and expenses charges	(89,071)	(165,727)	(95,736)	(51,947)
Surrender charges (refunds)	7,618	40,387	40,470	32,664
Increase (decrease) in net assets from policy related transactions	2,905,321	(6,321,756)	(1,306,096)	(1,150,096)
Total increase (decrease)	(3,978,144)	(18,897,790)	(6,813,582)	(8,681,125)
Net assets as of December 31, 2022	$37,769,964	$61,383,882	$33,379,420	$14,117,503

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Janus Henderson Global Research Portfolio - Service Shares	Janus Henderson Global Sustainable Equity Portfolio - Service Shares	Janus Henderson Global Technology and Innovation Portfolio - Service Shares	Janus Henderson Overseas Portfolio - Service Shares

Net assets as of January 1, 2021	$5,370,189	$—	$4,125,903	$2,721,728
Increase (decrease) in net assets
Operations:
Net investment income (loss)	18,217	—	31,337	35,347
Total realized gains (losses) on investments	675,632	—	860,380	323,558
Change in net unrealized appreciation (depreciation)
of investments	117,700	—	(148,804)	(16,928)
Net gains (losses) on investments	811,549	—	742,913	341,977
Net increase (decrease) in net assets resulting from operations	811,549	—	742,913	341,977
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,122,896	—	2,184,259	9,802,214
Contract terminations and surrenders	(1,397,457)	—	(24,187)	(608,429)
Death benefit payments	(17,489)	—	—	—
Policy loan transfers	(12,659)	—	(29,447)	(8,018)
Transfers to other contracts	(2,561,210)	—	(1,459,042)	(8,985,750)
Cost of insurance and administration charges	(73,171)	—	(71,579)	(40,193)
Mortality and expenses charges	(13,870)	—	(8,823)	(8,408)
Surrender charges (refunds)	14,853	—	(140)	(3)
Increase (decrease) in net assets from policy related transactions	(938,107)	—	591,041	151,413
Total increase (decrease)	(126,558)	—	1,333,954	493,390
Net assets as of December 31, 2021	5,243,631	—	5,459,857	3,215,118

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64,984	17	(303)	48,455
Total realized gains (losses) on investments	538,459	—	54,141	93,690
Change in net unrealized appreciation (depreciation)
of investments	(1,620,688)	249	(2,024,241)	(442,300)
Net gains (losses) on investments	(1,017,245)	266	(1,970,403)	(300,155)
Net increase (decrease) in net assets resulting from operations	(1,017,245)	266	(1,970,403)	(300,155)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,351,371	2,836	1,139,510	7,924,789
Contract terminations and surrenders	(177,129)	—	(456,621)	(2,806)
Death benefit payments	—	—	—	—
Policy loan transfers	(36,243)	—	(7,335)	16,719
Transfers to other contracts	(3,209,814)	1	(1,012,135)	(7,992,756)
Cost of insurance and administration charges	(72,599)	(16)	(67,704)	(38,481)
Mortality and expenses charges	(12,574)	—	(7,035)	(6,496)
Surrender charges (refunds)	5,752	—	13,404	—
Increase (decrease) in net assets from policy related transactions	(151,236)	2,821	(397,916)	(99,031)
Total increase (decrease)	(1,168,481)	3,087	(2,368,319)	(399,186)
Net assets as of December 31, 2022	$4,075,150	$3,087	$3,091,538	$2,815,932

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	JP Morgan Core Bond Portfolio - Class 1 Shares	JP Morgan Small Cap Core Portfolio - Class 1 Shares	LargeCap Growth I Account - Class 1	LargeCap S&P 500 Index Account - Class 1

Net assets as of January 1, 2021	$6,007,997	$2,750,718	$389,616,783	$316,373,688
Increase (decrease) in net assets
Operations:
Net investment income (loss)	110,047	14,312	(2,836)	5,139,170
Total realized gains (losses) on investments	209,656	252,913	72,177,117	42,307,986
Change in net unrealized appreciation (depreciation)
of investments	(387,566)	312,069	11,701,446	43,407,574
Net gains (losses) on investments	(67,863)	579,294	83,875,727	90,854,730
Net increase (decrease) in net assets resulting from operations	(67,863)	579,294	83,875,727	90,854,730
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,508,532	972,404	91,359,850	100,416,617
Contract terminations and surrenders	(71,552)	(181,658)	(16,074,755)	(11,240,702)
Death benefit payments	—	—	(2,086,878)	(1,201,780)
Policy loan transfers	(326,972)	2,256	(1,640,245)	(712,944)
Transfers to other contracts	(904,892)	(1,243,775)	(79,789,513)	(68,496,280)
Cost of insurance and administration charges	(52,400)	(29,423)	(5,963,531)	(5,233,807)
Mortality and expenses charges	(11,387)	(6,870)	(848,843)	(762,112)
Surrender charges (refunds)	(1)	(1)	304,372	420,553
Increase (decrease) in net assets from policy related transactions	141,328	(487,067)	(14,739,543)	13,189,545
Total increase (decrease)	73,465	92,227	69,136,184	104,044,275
Net assets as of December 31, 2021	6,081,462	2,842,945	458,752,967	420,417,963

Increase (decrease) in net assets
Operations:
Net investment income (loss)	96,632	10,929	(2,044)	4,671,015
Total realized gains (losses) on investments	(46,400)	417,432	47,914,081	47,873,852
Change in net unrealized appreciation (depreciation)
of investments	(767,810)	(975,225)	(202,043,409)	(129,516,508)
Net gains (losses) on investments	(717,578)	(546,864)	(154,131,372)	(76,971,641)
Net increase (decrease) in net assets resulting from operations	(717,578)	(546,864)	(154,131,372)	(76,971,641)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	489,088	282,207	70,195,170	116,900,634
Contract terminations and surrenders	(324,997)	(108,708)	(9,207,408)	(8,309,404)
Death benefit payments	—	(101,827)	(2,250,059)	(1,236,941)
Policy loan transfers	(101)	(10,306)	(2,244,324)	(1,605,741)
Transfers to other contracts	(963,296)	(188,246)	(71,942,472)	(95,045,059)
Cost of insurance and administration charges	(53,458)	(27,003)	(5,702,580)	(5,795,169)
Mortality and expenses charges	(9,825)	(5,231)	(693,568)	(766,000)
Surrender charges (refunds)	—	—	120,576	225,978
Increase (decrease) in net assets from policy related transactions	(862,589)	(159,114)	(21,724,665)	4,368,298
Total increase (decrease)	(1,580,167)	(705,978)	(175,856,037)	(72,603,343)
Net assets as of December 31, 2022	$4,501,295	$2,136,967	$282,896,930	$347,814,620

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Lord Abbett Series Fund Developing Growth Portfolio - Class VC	MFS® Blended Research Small Cap Equity Portfolio Series - Service Class	MFS® Global Equity Series - Service Class	MFS® Growth Series - Service Class

Net assets as of January 1, 2021	$2,960,193	$1,901,783	$11,230,005	$48,412,175
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(62)	14,696	55,922	—
Total realized gains (losses) on investments	1,053,740	191,871	1,309,150	11,655,021
Change in net unrealized appreciation (depreciation)
of investments	(1,177,944)	346,373	506,791	(686,198)
Net gains (losses) on investments	(124,266)	552,940	1,871,863	10,968,823
Net increase (decrease) in net assets resulting from operations	(124,266)	552,940	1,871,863	10,968,823
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,189,005	1,867,840	2,527,927	15,279,834
Contract terminations and surrenders	(38,908)	(262,609)	(585,867)	(1,460,144)
Death benefit payments	—	—	(27,444)	(38,303)
Policy loan transfers	(4,885)	5,003	38,497	(977,239)
Transfers to other contracts	(1,804,657)	(1,218,623)	(2,642,804)	(13,715,189)
Cost of insurance and administration charges	(63,215)	(35,502)	(162,354)	(657,695)
Mortality and expenses charges	(6,078)	(5,940)	(29,325)	(123,360)
Surrender charges (refunds)	156	1,238	3,214	6,391
Increase (decrease) in net assets from policy related transactions	271,418	351,407	(878,156)	(1,685,705)
Total increase (decrease)	147,152	904,347	993,707	9,283,118
Net assets as of December 31, 2021	3,107,345	2,806,130	12,223,712	57,695,293

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(27)	13,666	21,072	—
Total realized gains (losses) on investments	(337,302)	684,960	922,440	6,268,304
Change in net unrealized appreciation (depreciation)
of investments	(785,206)	(1,247,193)	(3,132,464)	(24,410,111)
Net gains (losses) on investments	(1,122,535)	(548,567)	(2,188,952)	(18,141,807)
Net increase (decrease) in net assets resulting from operations	(1,122,535)	(548,567)	(2,188,952)	(18,141,807)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,061,139	1,140,116	1,722,740	13,888,898
Contract terminations and surrenders	(364,984)	(50,782)	(116,294)	(516,632)
Death benefit payments	—	—	(51,671)	(28,527)
Policy loan transfers	(40,845)	(2,121)	(25,800)	(982,756)
Transfers to other contracts	(1,561,310)	(698,895)	(2,527,736)	(12,387,494)
Cost of insurance and administration charges	(45,347)	(42,307)	(148,130)	(621,237)
Mortality and expenses charges	(4,622)	(6,232)	(24,390)	(103,729)
Surrender charges (refunds)	11,332	785	3,266	10,228
Increase (decrease) in net assets from policy related transactions	55,363	340,564	(1,168,015)	(741,249)
Total increase (decrease)	(1,067,172)	(208,003)	(3,356,967)	(18,883,056)
Net assets as of December 31, 2022	$2,040,173	$2,598,127	$8,866,745	$38,812,237

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	MFS® Inflation-Adjusted Bond Portfolio - Service Class	MFS® International Intrinsic Value Portfolio - Service Class	MFS® Mid Cap Growth Series - Service Class	MFS® Mid Cap Value Portfolio - Service Class

Net assets as of January 1, 2021	$964,067	$29,981,160	$389,175	$2,834,128
Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,574	43,875	—	30,620
Total realized gains (losses) on investments	50,700	2,000,557	113,065	148,631
Change in net unrealized appreciation (depreciation)
of investments	(18,294)	1,136,755	(56,246)	851,943
Net gains (losses) on investments	47,980	3,181,187	56,819	1,031,194
Net increase (decrease) in net assets resulting from operations	47,980	3,181,187	56,819	1,031,194
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,018,774	9,237,434	156,784	1,630,205
Contract terminations and surrenders	(11,372)	(1,244,734)	—	(119,240)
Death benefit payments	—	(178,391)	—	(27,253)
Policy loan transfers	56	(126,532)	—	495
Transfers to other contracts	(934,596)	(5,827,861)	(143,889)	(342,489)
Cost of insurance and administration charges	(21,648)	(375,739)	(8,581)	(128,466)
Mortality and expenses charges	(3,780)	(67,641)	(1,816)	(20,444)
Surrender charges (refunds)	233	47,573	—	3,208
Increase (decrease) in net assets from policy related transactions	2,047,667	1,464,109	2,498	996,016
Total increase (decrease)	2,095,647	4,645,296	59,317	2,027,210
Net assets as of December 31, 2021	3,059,714	34,626,456	448,492	4,861,338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92,052	143,724	—	50,767
Total realized gains (losses) on investments	73,851	1,588,670	(27,900)	560,345
Change in net unrealized appreciation (depreciation)
of investments	(725,121)	(10,062,323)	(45,904)	(1,026,378)
Net gains (losses) on investments	(559,218)	(8,329,929)	(73,804)	(415,266)
Net increase (decrease) in net assets resulting from operations	(559,218)	(8,329,929)	(73,804)	(415,266)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	811,494	7,685,069	18,050	3,255,189
Contract terminations and surrenders	(394,460)	(918,563)	—	(124,182)
Death benefit payments	(7,169)	(24,892)	(5,257)	(23,512)
Policy loan transfers	2,447	(132,634)	—	(663,502)
Transfers to other contracts	(901,563)	(4,169,346)	(335,468)	(662,977)
Cost of insurance and administration charges	(28,780)	(394,408)	(1,701)	(110,700)
Mortality and expenses charges	(4,640)	(64,283)	(370)	(16,115)
Surrender charges (refunds)	2,238	28,067	—	3,761
Increase (decrease) in net assets from policy related transactions	(520,433)	2,009,010	(324,746)	1,657,962
Total increase (decrease)	(1,079,651)	(6,320,919)	(398,550)	1,242,696
Net assets as of December 31, 2022	$1,980,063	$28,305,537	$49,942	$6,104,034

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	MFS® New Discovery Series - Service Class	MFS® New Discovery Value Portfolio - Service Class	MFS® Research International Series - Service Class	MFS® Total Return Series - Service Class

Net assets as of January 1, 2021	$20,072,727	$1,802,150	$2,693,475	$4,038,446
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(169)	16,215	21,697	81,470
Total realized gains (losses) on investments	5,084,482	139,285	302,090	337,008
Change in net unrealized appreciation (depreciation)
of investments	(4,729,494)	495,333	4,995	176,383
Net gains (losses) on investments	354,819	650,833	328,782	594,861
Net increase (decrease) in net assets resulting from operations	354,819	650,833	328,782	594,861
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	11,312,386	1,006,191	1,950,740	1,433,626
Contract terminations and surrenders	(1,536,774)	(23,849)	(36,836)	(106,562)
Death benefit payments	(67,217)	—	(4,824)	—
Policy loan transfers	42,299	2,816	2,118	5,203
Transfers to other contracts	(11,745,529)	(574,392)	(1,123,086)	(641,869)
Cost of insurance and administration charges	(296,382)	(46,148)	(41,935)	(86,269)
Mortality and expenses charges	(40,570)	(6,011)	(8,135)	(14,997)
Surrender charges (refunds)	23,415	887	1,794	4,970
Increase (decrease) in net assets from policy related transactions	(2,308,372)	359,494	739,836	594,102
Total increase (decrease)	(1,953,553)	1,010,327	1,068,618	1,188,963
Net assets as of December 31, 2021	18,119,174	2,812,477	3,762,093	5,227,409

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	9,479	49,295	79,993
Total realized gains (losses) on investments	4,251,676	485,210	22,882	574,863
Change in net unrealized appreciation (depreciation)
of investments	(9,641,772)	(795,894)	(718,644)	(1,175,413)
Net gains (losses) on investments	(5,390,118)	(301,205)	(646,467)	(520,557)
Net increase (decrease) in net assets resulting from operations	(5,390,118)	(301,205)	(646,467)	(520,557)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	7,295,465	928,807	595,726	1,779,261
Contract terminations and surrenders	(486,458)	(139,022)	(108,457)	(16,548)
Death benefit payments	(23,275)	—	—	(42)
Policy loan transfers	(53,721)	(3,732)	(77,158)	794
Transfers to other contracts	(6,566,288)	(677,092)	(720,205)	(1,374,047)
Cost of insurance and administration charges	(245,388)	(54,112)	(44,639)	(93,151)
Mortality and expenses charges	(27,539)	(5,774)	(7,712)	(15,150)
Surrender charges (refunds)	4,604	1,828	3,442	166
Increase (decrease) in net assets from policy related transactions	(102,600)	50,903	(359,003)	281,283
Total increase (decrease)	(5,492,718)	(250,302)	(1,005,470)	(239,274)
Net assets as of December 31, 2022	$12,626,456	$2,562,175	$2,756,623	$4,988,135

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	MFS® Utilities Series - Service Class	MFS® Value Series - Service Class	MidCap Account - Class 1	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S

Net assets as of January 1, 2021	$4,759,884	$35,229,120	$244,972,479	$1,297,982
Increase (decrease) in net assets
Operations:
Net investment income (loss)	73,380	489,251	182,322	—
Total realized gains (losses) on investments	312,547	1,672,191	25,796,974	431,277
Change in net unrealized appreciation (depreciation)
of investments	248,440	6,701,028	34,056,376	(206,907)
Net gains (losses) on investments	634,367	8,862,470	60,035,672	224,370
Net increase (decrease) in net assets resulting from operations	634,367	8,862,470	60,035,672	224,370
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,190,042	14,181,705	22,988,972	1,762,682
Contract terminations and surrenders	(124,275)	(2,076,656)	(9,841,895)	(46,378)
Death benefit payments	(126,437)	—	(1,333,069)	—
Policy loan transfers	24,903	(387,584)	(409,514)	(1,641)
Transfers to other contracts	(1,011,129)	(9,190,506)	(23,972,435)	(661,074)
Cost of insurance and administration charges	(112,863)	(522,160)	(4,227,455)	(19,895)
Mortality and expenses charges	(14,441)	(99,925)	(400,698)	(4,106)
Surrender charges (refunds)	(728)	9,822	38,438	621
Increase (decrease) in net assets from policy related transactions	(174,928)	1,914,696	(17,157,656)	1,030,209
Total increase (decrease)	459,439	10,777,166	42,878,016	1,254,579
Net assets as of December 31, 2021	5,219,323	46,006,286	287,850,495	2,552,561

Increase (decrease) in net assets
Operations:
Net investment income (loss)	133,850	469,221	287,178	—
Total realized gains (losses) on investments	381,403	3,994,242	25,756,930	247,791
Change in net unrealized appreciation (depreciation)
of investments	(508,768)	(7,593,133)	(91,383,886)	(937,482)
Net gains (losses) on investments	6,485	(3,129,670)	(65,339,778)	(689,691)
Net increase (decrease) in net assets resulting from operations	6,485	(3,129,670)	(65,339,778)	(689,691)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,326,436	14,448,770	18,245,043	190,386
Contract terminations and surrenders	(156,672)	(739,174)	(7,056,565)	(19,753)
Death benefit payments	(4,330)	(125,443)	(3,120,425)	—
Policy loan transfers	11,923	(1,147,685)	(2,518,100)	(154,526)
Transfers to other contracts	(1,295,761)	(15,714,231)	(15,929,663)	(374,334)
Cost of insurance and administration charges	(134,294)	(583,387)	(4,209,533)	(24,377)
Mortality and expenses charges	(14,756)	(98,340)	(326,838)	(4,201)
Surrender charges (refunds)	1,618	18,858	294	545
Increase (decrease) in net assets from policy related transactions	734,164	(3,940,632)	(14,915,787)	(386,260)
Total increase (decrease)	740,649	(7,070,302)	(80,255,565)	(1,075,951)
Net assets as of December 31, 2022	$5,959,972	$38,935,984	$207,594,930	$1,476,610

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Neuberger Berman AMT Sustainable Equity Portfolio - Class I	PIMCO All Asset Portfolio - Administrative Class	PIMCO Commodity Real Return Strategy Portfolio - Administrative Class	PIMCO Emerging Market Bond Portfolio - Administrative Class

Net assets as of January 1, 2021	$6,979,309	$1,933,217	$798,565	$1,833,247
Increase (decrease) in net assets
Operations:
Net investment income (loss)	29,247	287,430	90,916	96,137
Total realized gains (losses) on investments	375,670	7,399	198,456	6,466
Change in net unrealized appreciation (depreciation)
of investments	1,196,236	63,376	302,476	(149,423)
Net gains (losses) on investments	1,601,153	358,205	591,848	(46,820)
Net increase (decrease) in net assets resulting from operations	1,601,153	358,205	591,848	(46,820)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	631,888	687,988	4,018,606	3,146,730
Contract terminations and surrenders	(78,016)	(36,183)	(26,433)	(63,069)
Death benefit payments	—	(2,331)	(538)	—
Policy loan transfers	(35,884)	54,920	(19,363)	(57,936)
Transfers to other contracts	(744,796)	(191,832)	(1,580,189)	(2,680,115)
Cost of insurance and administration charges	(111,395)	(40,222)	(27,973)	(32,047)
Mortality and expenses charges	(20,592)	(7,669)	(5,003)	(6,124)
Surrender charges (refunds)	3,209	1,762	1,285	3,071
Increase (decrease) in net assets from policy related transactions	(355,586)	466,433	2,360,392	310,510
Total increase (decrease)	1,245,567	824,638	2,952,240	263,690
Net assets as of December 31, 2021	8,224,876	2,757,855	3,750,805	2,096,937

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28,227	213,142	832,393	91,317
Total realized gains (losses) on investments	989,046	169,762	518,611	(87,043)
Change in net unrealized appreciation (depreciation)
of investments	(2,393,140)	(728,964)	(1,050,323)	(342,402)
Net gains (losses) on investments	(1,375,867)	(346,060)	300,681	(338,128)
Net increase (decrease) in net assets resulting from operations	(1,375,867)	(346,060)	300,681	(338,128)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	749,255	1,507,912	3,594,424	3,705,103
Contract terminations and surrenders	(12,673)	(176,111)	(53,505)	(40,465)
Death benefit payments	(494)	—	—	—
Policy loan transfers	44,103	(9,480)	26,371	37,986
Transfers to other contracts	(1,503,842)	(881,536)	(4,130,754)	(3,257,856)
Cost of insurance and administration charges	(102,745)	(43,513)	(56,107)	(31,858)
Mortality and expenses charges	(15,634)	(7,410)	(9,154)	(5,559)
Surrender charges (refunds)	(107)	2,303	1,750	1,326
Increase (decrease) in net assets from policy related transactions	(842,137)	392,165	(626,975)	408,677
Total increase (decrease)	(2,218,004)	46,105	(326,294)	70,549
Net assets as of December 31, 2022	$6,006,872	$2,803,960	$3,424,511	$2,167,486

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	PIMCO High Yield Portfolio - Administrative Class	PIMCO Long-Term U.S. Government Portfolio - Administrative Class	PIMCO Low Duration Portfolio - Administrative Class	PIMCO Real Return Portfolio - Administrative Class

Net assets as of January 1, 2021	$19,535,915	$1,310,241	$1,747,072	$19,583,775
Increase (decrease) in net assets
Operations:
Net investment income (loss)	923,450	18,197	34,151	991,889
Total realized gains (losses) on investments	253,361	(18,361)	4,848	727,934
Change in net unrealized appreciation (depreciation)
of investments	(436,483)	(48,419)	(112,012)	(654,581)
Net gains (losses) on investments	740,328	(48,583)	(73,013)	1,065,242
Net increase (decrease) in net assets resulting from operations	740,328	(48,583)	(73,013)	1,065,242
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	12,895,502	742,962	5,690,744	9,164,472
Contract terminations and surrenders	(1,615,531)	(283)	(325)	(691,509)
Death benefit payments	(70,807)	—	—	(280,727)
Policy loan transfers	(6,740)	19,644	(7,215)	(24,992)
Transfers to other contracts	(9,646,583)	(1,004,503)	(260,948)	(7,579,140)
Cost of insurance and administration charges	(315,146)	(18,397)	(46,954)	(328,820)
Mortality and expenses charges	(56,291)	(3,169)	(8,695)	(58,521)
Surrender charges (refunds)	71,016	14	16	19,542
Increase (decrease) in net assets from policy related transactions	1,255,420	(263,732)	5,366,623	220,305
Total increase (decrease)	1,995,748	(312,315)	5,293,610	1,285,547
Net assets as of December 31, 2021	21,531,663	997,926	7,040,682	20,869,322

Increase (decrease) in net assets
Operations:
Net investment income (loss)	945,447	15,518	108,026	1,214,225
Total realized gains (losses) on investments	(413,559)	(165,386)	(51,105)	(70,132)
Change in net unrealized appreciation (depreciation)
of investments	(2,661,234)	(131,602)	(449,177)	(3,421,511)
Net gains (losses) on investments	(2,129,346)	(281,470)	(392,256)	(2,277,418)
Net increase (decrease) in net assets resulting from operations	(2,129,346)	(281,470)	(392,256)	(2,277,418)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	9,545,938	529,679	645,931	4,554,211
Contract terminations and surrenders	(690,669)	(8,731)	(1,793)	(779,998)
Death benefit payments	(28,452)	(40)	—	(152,604)
Policy loan transfers	31,622	(41,313)	5,362	47,763
Transfers to other contracts	(9,613,691)	(410,378)	(903,272)	(6,475,282)
Cost of insurance and administration charges	(300,119)	(11,632)	(53,426)	(306,776)
Mortality and expenses charges	(49,331)	(1,883)	(8,724)	(50,435)
Surrender charges (refunds)	15,778	286	59	16,542
Increase (decrease) in net assets from policy related transactions	(1,088,924)	55,988	(315,863)	(3,146,579)
Total increase (decrease)	(3,218,270)	(225,482)	(708,119)	(5,423,997)
Net assets as of December 31, 2022	$18,313,393	$772,444	$6,332,563	$15,445,325

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	PIMCO Short-Term Portfolio - Administrative Class	PIMCO Total Return Portfolio - Administrative Class	Principal Capital Appreciation Account - Class 1	Principal LifeTime 2010 Account - Class 1

Net assets as of January 1, 2021	$44,313,306	$50,184,483	$26,569,283	$19,159,303
Increase (decrease) in net assets
Operations:
Net investment income (loss)	492,203	800,573	259,932	357,292
Total realized gains (losses) on investments	25,343	2,274,539	2,487,158	1,460,853
Change in net unrealized appreciation (depreciation)
of investments	(551,371)	(3,701,226)	4,586,248	(664,295)
Net gains (losses) on investments	(33,825)	(626,114)	7,333,338	1,153,850
Net increase (decrease) in net assets resulting from operations	(33,825)	(626,114)	7,333,338	1,153,850
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	17,542,270	22,758,114	4,075,804	8,174,835
Contract terminations and surrenders	(2,012,983)	(4,187,719)	(864,536)	(820,468)
Death benefit payments	(83,131)	(99,564)	(16,829)	(36,828)
Policy loan transfers	(151,939)	136,475	(205,144)	(90,952)
Transfers to other contracts	(14,360,345)	(25,231,367)	(2,857,853)	(5,528,765)
Cost of insurance and administration charges	(535,008)	(532,587)	(577,135)	(307,595)
Mortality and expenses charges	(96,935)	(93,826)	(52,150)	(49,689)
Surrender charges (refunds)	24,876	186,505	933	23,284
Increase (decrease) in net assets from policy related transactions	326,805	(7,063,969)	(496,910)	1,363,822
Total increase (decrease)	292,980	(7,690,083)	6,836,428	2,517,672
Net assets as of December 31, 2021	44,606,286	42,494,400	33,405,711	21,676,975

Increase (decrease) in net assets
Operations:
Net investment income (loss)	738,246	1,024,281	221,381	645,736
Total realized gains (losses) on investments	(55,953)	(632,524)	4,584,881	340,394
Change in net unrealized appreciation (depreciation)
of investments	(751,484)	(6,619,356)	(10,193,103)	(4,189,092)
Net gains (losses) on investments	(69,191)	(6,227,599)	(5,386,841)	(3,202,962)
Net increase (decrease) in net assets resulting from operations	(69,191)	(6,227,599)	(5,386,841)	(3,202,962)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	12,930,737	24,053,228	3,757,047	11,065,333
Contract terminations and surrenders	(672,097)	(139,510)	(911,798)	(174,226)
Death benefit payments	(299,893)	(126,895)	(64,219)	(53,913)
Policy loan transfers	(713,581)	(216,937)	(200,811)	(172,969)
Transfers to other contracts	(11,067,869)	(21,738,978)	(3,474,001)	(7,748,838)
Cost of insurance and administration charges	(576,031)	(511,396)	(604,445)	(353,929)
Mortality and expenses charges	(93,899)	(83,036)	(48,342)	(52,412)
Surrender charges (refunds)	19,966	3,463	9,254	4,865
Increase (decrease) in net assets from policy related transactions	(472,667)	1,239,939	(1,537,315)	2,513,911
Total increase (decrease)	(541,858)	(4,987,660)	(6,924,156)	(689,051)
Net assets as of December 31, 2022	$44,064,428	$37,506,740	$26,481,555	$20,987,924

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Principal LifeTime 2020 Account - Class 1	Principal LifeTime 2030 Account - Class 1	Principal LifeTime 2040 Account - Class 1	Principal LifeTime 2050 Account - Class 1

Net assets as of January 1, 2021	$112,185,284	$157,416,552	$82,668,837	$34,416,822
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,893,683	2,341,375	1,235,743	516,940
Total realized gains (losses) on investments	9,798,084	10,749,948	6,321,072	3,460,632
Change in net unrealized appreciation (depreciation)
of investments	(1,696,481)	7,124,990	5,730,854	2,635,430
Net gains (losses) on investments	9,995,286	20,216,313	13,287,669	6,613,002
Net increase (decrease) in net assets resulting from operations	9,995,286	20,216,313	13,287,669	6,613,002
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	43,005,015	74,068,824	38,769,873	22,177,602
Contract terminations and surrenders	(6,041,035)	(9,054,614)	(4,563,343)	(1,435,181)
Death benefit payments	(2,743,173)	(384,895)	(233,403)	(541,187)
Policy loan transfers	(181,789)	(1,315,884)	(772,274)	207,415
Transfers to other contracts	(40,074,437)	(55,894,777)	(23,691,112)	(10,011,625)
Cost of insurance and administration charges	(1,952,585)	(2,818,144)	(1,530,363)	(794,574)
Mortality and expenses charges	(302,103)	(413,280)	(186,315)	(84,998)
Surrender charges (refunds)	137,960	186,927	140,532	39,329
Increase (decrease) in net assets from policy related transactions	(8,152,147)	4,374,157	7,933,595	9,556,781
Total increase (decrease)	1,843,139	24,590,470	21,221,264	16,169,783
Net assets as of December 31, 2021	114,028,423	182,007,022	103,890,101	50,586,605

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,132,477	4,644,187	2,889,262	1,465,974
Total realized gains (losses) on investments	4,715,402	11,146,836	7,603,875	4,296,756
Change in net unrealized appreciation (depreciation)
of investments	(24,615,616)	(47,035,987)	(29,098,449)	(15,288,899)
Net gains (losses) on investments	(16,767,737)	(31,244,964)	(18,605,312)	(9,526,169)
Net increase (decrease) in net assets resulting from operations	(16,767,737)	(31,244,964)	(18,605,312)	(9,526,169)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	35,572,219	74,913,776	37,779,601	12,852,332
Contract terminations and surrenders	(1,866,427)	(4,929,822)	(3,356,977)	(1,761,376)
Death benefit payments	(56,630)	(100,568)	(71,503)	(27,200)
Policy loan transfers	634,978	1,228,337	(302,623)	(51,270)
Transfers to other contracts	(42,272,768)	(63,411,385)	(29,916,847)	(10,451,274)
Cost of insurance and administration charges	(1,788,754)	(2,974,142)	(1,560,894)	(804,177)
Mortality and expenses charges	(237,697)	(399,116)	(174,004)	(79,626)
Surrender charges (refunds)	46,455	135,952	90,212	48,242
Increase (decrease) in net assets from policy related transactions	(9,968,624)	4,463,032	2,486,965	(274,349)
Total increase (decrease)	(26,736,361)	(26,781,932)	(16,118,347)	(9,800,518)
Net assets as of December 31, 2022	$87,292,062	$155,225,090	$87,771,754	$40,786,087

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Principal LifeTime 2060 Account - Class 1	Principal LifeTime Strategic Income Account - Class 1	Putnam VT Growth Opportunities Fund - Class IB	Putnam VT International Equity Fund - Class IB

Net assets as of January 1, 2021	$8,620,146	$20,523,066	$43,096,035	$1,354,104
Increase (decrease) in net assets
Operations:
Net investment income (loss)	112,700	383,813	(554)	14,859
Total realized gains (losses) on investments	1,000,943	1,385,358	6,429,712	151,256
Change in net unrealized appreciation (depreciation)
of investments	623,345	(862,732)	2,720,318	(39,261)
Net gains (losses) on investments	1,736,988	906,439	9,149,476	126,854
Net increase (decrease) in net assets resulting from operations	1,736,988	906,439	9,149,476	126,854
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,307,351	7,869,124	2,427,394	799,203
Contract terminations and surrenders	(98,546)	(1,617,370)	(2,371,647)	(114,236)
Death benefit payments	(62,810)	(29,691)	(785,027)	—
Policy loan transfers	(36,893)	(153,641)	(93,549)	(22,492)
Transfers to other contracts	(3,774,192)	(7,453,643)	(2,763,748)	(416,603)
Cost of insurance and administration charges	(151,600)	(305,571)	(798,195)	(15,587)
Mortality and expenses charges	(25,448)	(50,056)	(101,361)	(3,546)
Surrender charges (refunds)	2,905	65,674	3,125	(1)
Increase (decrease) in net assets from policy related transactions	2,160,767	(1,675,174)	(4,483,008)	226,738
Total increase (decrease)	3,897,755	(768,735)	4,666,468	353,592
Net assets as of December 31, 2021	12,517,901	19,754,331	47,762,503	1,707,696

Increase (decrease) in net assets
Operations:
Net investment income (loss)	327,763	594,071	(473)	22,253
Total realized gains (losses) on investments	1,101,637	137,751	7,305,806	132,648
Change in net unrealized appreciation (depreciation)
of investments	(3,781,285)	(3,371,771)	(21,551,257)	(407,818)
Net gains (losses) on investments	(2,351,885)	(2,639,949)	(14,245,924)	(252,917)
Net increase (decrease) in net assets resulting from operations	(2,351,885)	(2,639,949)	(14,245,924)	(252,917)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,380,214	9,309,931	2,530,809	45,182
Contract terminations and surrenders	(270,037)	(205,005)	(1,602,963)	(56,257)
Death benefit payments	(17,710)	(6,709)	(211,446)	—
Policy loan transfers	(153,110)	(327,057)	(116,591)	3,245
Transfers to other contracts	(3,844,029)	(9,112,532)	(2,021,272)	(77,109)
Cost of insurance and administration charges	(177,655)	(292,233)	(823,928)	(16,350)
Mortality and expenses charges	(26,524)	(43,043)	(86,365)	(3,102)
Surrender charges (refunds)	7,457	6,061	(700)	—
Increase (decrease) in net assets from policy related transactions	(101,394)	(670,587)	(2,332,456)	(104,391)
Total increase (decrease)	(2,453,279)	(3,310,536)	(16,578,380)	(357,308)
Net assets as of December 31, 2022	$10,064,622	$16,443,795	$31,184,123	$1,350,388

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Putnam VT International Value Fund - Class IB	Putnam VT Large Cap Value Fund - Class 1B	Real Estate Securities Account - Class 1	Rydex VT Basic Materials Fund

Net assets as of January 1, 2021	$—	$1,296,142	$66,464,343	$421,279
Increase (decrease) in net assets
Operations:
Net investment income (loss)	71	16,948	1,149,399	3,107
Total realized gains (losses) on investments	58	89,294	6,762,938	24,895
Change in net unrealized appreciation (depreciation)
of investments	432	250,127	18,885,280	67,340
Net gains (losses) on investments	561	356,369	26,797,617	95,342
Net increase (decrease) in net assets resulting from operations	561	356,369	26,797,617	95,342
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	19,995	456,971	30,249,664	79,235
Contract terminations and surrenders	—	(207,574)	(3,226,297)	(11,141)
Death benefit payments	—	—	(144,079)	—
Policy loan transfers	—	(11,912)	(256,558)	—
Transfers to other contracts	(357)	(30,804)	(24,194,453)	(26,176)
Cost of insurance and administration charges	(119)	(23,181)	(1,438,154)	(3,507)
Mortality and expenses charges	(78)	(4,711)	(174,543)	(591)
Surrender charges (refunds)	—	(3)	38,940	543
Increase (decrease) in net assets from policy related transactions	19,441	178,786	854,520	38,363
Total increase (decrease)	20,002	535,155	27,652,137	133,705
Net assets as of December 31, 2021	20,002	1,831,297	94,116,480	554,984

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,097	34,462	969,043	2,932
Total realized gains (losses) on investments	2,020	275,210	5,421,703	22,125
Change in net unrealized appreciation (depreciation)
of investments	13,860	(260,610)	(30,137,393)	(77,609)
Net gains (losses) on investments	17,977	49,062	(23,746,647)	(52,552)
Net increase (decrease) in net assets resulting from operations	17,977	49,062	(23,746,647)	(52,552)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	296,182	3,064,762	21,532,385	51,220
Contract terminations and surrenders	—	(21,208)	(2,699,448)	—
Death benefit payments	—	—	(299,329)	(14,001)
Policy loan transfers	—	7,843	(102,582)	(532)
Transfers to other contracts	(11,840)	(450,774)	(18,923,572)	(22,808)
Cost of insurance and administration charges	(2,318)	(36,499)	(1,563,262)	(4,303)
Mortality and expenses charges	(414)	(6,588)	(168,892)	(703)
Surrender charges (refunds)	—	—	31,868	—
Increase (decrease) in net assets from policy related transactions	281,610	2,557,536	(2,192,832)	8,873
Total increase (decrease)	299,587	2,606,598	(25,939,479)	(43,679)
Net assets as of December 31, 2022	$319,589	$4,437,895	$68,177,001	$511,305

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Rydex VT Utilities Fund	SAM Balanced Portfolio - Class 1	SAM Conservative Balanced Portfolio - Class 1	SAM Conservative Growth Portfolio - Class 1

Net assets as of January 1, 2021	$264,453	$88,875,141	$56,419,941	$78,262,099
Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,298	1,522,532	1,141,909	1,028,608
Total realized gains (losses) on investments	3,069	3,197,816	1,969,184	5,812,432
Change in net unrealized appreciation (depreciation)
of investments	27,253	7,620,175	2,611,834	6,987,482
Net gains (losses) on investments	34,620	12,340,523	5,722,927	13,828,522
Net increase (decrease) in net assets resulting from operations	34,620	12,340,523	5,722,927	13,828,522
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	15,906,554	12,835,344	18,349,135
Contract terminations and surrenders	—	(5,638,584)	(826,710)	(4,723,394)
Death benefit payments	—	(525,163)	(89,738)	(190,164)
Policy loan transfers	—	2,098,990	(72,001)	(553,508)
Transfers to other contracts	(50,437)	(8,814,319)	(9,207,272)	(15,990,396)
Cost of insurance and administration charges	(1,037)	(2,594,861)	(1,118,020)	(1,928,524)
Mortality and expenses charges	(201)	(219,576)	(137,572)	(159,248)
Surrender charges (refunds)	—	42,222	24,365	29,786
Increase (decrease) in net assets from policy related transactions	(51,675)	255,263	1,408,396	(5,166,313)
Total increase (decrease)	(17,055)	12,595,786	7,131,323	8,662,209
Net assets as of December 31, 2021	247,398	101,470,927	63,551,264	86,924,308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,622	2,066,400	1,422,162	1,604,459
Total realized gains (losses) on investments	3,470	10,972,599	5,431,649	10,054,439
Change in net unrealized appreciation (depreciation)
of investments	(10,121)	(29,248,015)	(16,384,481)	(27,364,714)
Net gains (losses) on investments	(4,029)	(16,209,016)	(9,530,670)	(15,705,816)
Net increase (decrease) in net assets resulting from operations	(4,029)	(16,209,016)	(9,530,670)	(15,705,816)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	144,968	9,752,978	8,852,857	20,570,660
Contract terminations and surrenders	—	(2,759,564)	(731,039)	(1,508,423)
Death benefit payments	—	(1,198,214)	(223,683)	(715,810)
Policy loan transfers	—	(29,654)	261,419	150,819
Transfers to other contracts	(11,973)	(8,129,705)	(5,528,087)	(16,058,484)
Cost of insurance and administration charges	(1,693)	(2,564,652)	(1,136,792)	(1,814,244)
Mortality and expenses charges	(312)	(163,165)	(119,248)	(110,487)
Surrender charges (refunds)	—	(20,085)	3	(22,402)
Increase (decrease) in net assets from policy related transactions	130,990	(5,112,061)	1,375,430	491,629
Total increase (decrease)	126,961	(21,321,077)	(8,155,240)	(15,214,187)
Net assets as of December 31, 2022	$374,359	$80,149,850	$55,396,024	$71,710,121

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	SAM Flexible Income Portfolio - Class 1	SAM Strategic Growth Portfolio - Class 1	Short-Term Income Account - Class 1	SmallCap Account - Class 1

Net assets as of January 1, 2021	$26,011,315	$76,714,690	$77,009,229	$89,698,896
Increase (decrease) in net assets
Operations:
Net investment income (loss)	672,560	820,264	1,094,745	312,500
Total realized gains (losses) on investments	733,104	4,037,176	468,391	6,736,731
Change in net unrealized appreciation (depreciation)
of investments	447,822	10,265,224	(2,062,326)	10,864,517
Net gains (losses) on investments	1,853,486	15,122,664	(499,190)	17,913,748
Net increase (decrease) in net assets resulting from operations	1,853,486	15,122,664	(499,190)	17,913,748
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	8,281,804	11,844,302	25,037,920	22,784,111
Contract terminations and surrenders	(1,994,564)	(1,876,711)	(2,982,475)	(5,504,024)
Death benefit payments	(26,766)	(68,522)	(1,135,686)	(1,210,204)
Policy loan transfers	(111,791)	(204,990)	(1,782,402)	38,633
Transfers to other contracts	(3,997,858)	(7,700,065)	(27,898,001)	(18,918,318)
Cost of insurance and administration charges	(626,937)	(1,687,313)	(1,778,473)	(1,847,508)
Mortality and expenses charges	(64,138)	(128,007)	(221,451)	(213,338)
Surrender charges (refunds)	79,982	(21,671)	9,214	31,551
Increase (decrease) in net assets from policy related transactions	1,539,732	157,023	(10,751,354)	(4,839,097)
Total increase (decrease)	3,393,218	15,279,687	(11,250,544)	13,074,651
Net assets as of December 31, 2021	29,404,533	91,994,377	65,758,685	102,773,547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	726,561	1,694,635	800,707	49,882
Total realized gains (losses) on investments	1,767,208	8,902,187	(911,317)	15,285,660
Change in net unrealized appreciation (depreciation)
of investments	(6,225,537)	(27,812,337)	(2,520,625)	(36,435,020)
Net gains (losses) on investments	(3,731,768)	(17,215,515)	(2,631,235)	(21,099,478)
Net increase (decrease) in net assets resulting from operations	(3,731,768)	(17,215,515)	(2,631,235)	(21,099,478)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,736,766	8,423,732	31,853,072	16,644,896
Contract terminations and surrenders	(985,328)	(2,488,170)	(1,896,270)	(2,115,261)
Death benefit payments	(174,888)	(45,120)	(183,126)	(808,227)
Policy loan transfers	(62,494)	(537,057)	(278,682)	(261,887)
Transfers to other contracts	(2,827,717)	(5,215,267)	(21,089,062)	(15,619,064)
Cost of insurance and administration charges	(598,523)	(1,770,802)	(1,845,024)	(1,853,284)
Mortality and expenses charges	(50,472)	(100,455)	(208,121)	(179,305)
Surrender charges (refunds)	(4,267)	(56,863)	38,696	3,963
Increase (decrease) in net assets from policy related transactions	(966,923)	(1,790,002)	6,391,483	(4,188,169)
Total increase (decrease)	(4,698,691)	(19,005,517)	3,760,248	(25,287,647)
Net assets as of December 31, 2022	$24,705,842	$72,988,860	$69,518,933	$77,485,900

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	T. Rowe Price Equity Income Portfolio - II	T. Rowe Price Health Sciences Portfolio - II	Templeton Developing Markets VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2

Net assets as of January 1, 2021	$1,966,467	$2,457,537	$10,922,042	$12,158,318
Increase (decrease) in net assets
Operations:
Net investment income (loss)	21,917	—	100,862	227,733
Total realized gains (losses) on investments	232,159	446,449	624,415	(181,089)
Change in net unrealized appreciation (depreciation)
of investments	158,517	(103,920)	(1,394,369)	434,183
Net gains (losses) on investments	412,593	342,529	(669,092)	480,827
Net increase (decrease) in net assets resulting from operations	412,593	342,529	(669,092)	480,827
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,355,302	1,279,110	10,161,091	2,306,192
Contract terminations and surrenders	—	(4,442)	(220,862)	(20,429)
Death benefit payments	—	(43,713)	(102,868)	(55,199)
Policy loan transfers	(1,359)	(16,066)	24,682	(180,850)
Transfers to other contracts	(6,125,286)	(1,486,272)	(9,821,934)	(1,957,142)
Cost of insurance and administration charges	(15,850)	(25,561)	(171,405)	(156,553)
Mortality and expenses charges	(3,353)	(4,586)	(31,603)	(27,671)
Surrender charges (refunds)	—	—	9,878	494
Increase (decrease) in net assets from policy related transactions	(790,546)	(301,530)	(153,021)	(91,158)
Total increase (decrease)	(377,953)	40,999	(822,113)	389,669
Net assets as of December 31, 2021	1,588,514	2,498,536	10,099,929	12,547,987

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28,510	—	226,663	354,867
Total realized gains (losses) on investments	130,197	17,672	431,708	(310,363)
Change in net unrealized appreciation (depreciation)
of investments	(207,613)	(350,976)	(2,875,100)	(990,655)
Net gains (losses) on investments	(48,906)	(333,304)	(2,216,729)	(946,151)
Net increase (decrease) in net assets resulting from operations	(48,906)	(333,304)	(2,216,729)	(946,151)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	8,543,568	594,511	8,206,940	1,682,362
Contract terminations and surrenders	—	(4,368)	(123,928)	(84,397)
Death benefit payments	(246)	—	(7,287)	(62,753)
Policy loan transfers	3,119	(9,214)	(83,281)	6,864
Transfers to other contracts	(8,234,953)	(398,277)	(7,831,994)	(1,661,064)
Cost of insurance and administration charges	(20,573)	(24,174)	(149,207)	(168,054)
Mortality and expenses charges	(3,615)	(3,577)	(24,709)	(27,421)
Surrender charges (refunds)	—	92	3,155	2,271
Increase (decrease) in net assets from policy related transactions	287,300	154,993	(10,311)	(312,192)
Total increase (decrease)	238,394	(178,311)	(2,227,040)	(1,258,343)
Net assets as of December 31, 2022	$1,826,908	$2,320,225	$7,872,889	$11,289,644

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Templeton Global Bond VIP Fund - Class 2	TOPS® Managed Risk Balanced ETF Portfolio - Class 2	TOPS® Managed Risk Growth ETF Portfolio - Class 2	TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2

Net assets as of January 1, 2021	$16,319,527	$632,795	$984,544	$783,094
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	7,846	11,192	9,467
Total realized gains (losses) on investments	(1,218,767)	2,633	15,330	9,646
Change in net unrealized appreciation (depreciation)
of investments	451,878	45,119	99,267	66,315
Net gains (losses) on investments	(766,891)	55,598	125,789	85,428
Net increase (decrease) in net assets resulting from operations	(766,891)	55,598	125,789	85,428
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,591,746	102,263	231,266	151,146
Contract terminations and surrenders	(659,208)	(29,029)	(48,318)	(39,702)
Death benefit payments	(88,337)	—	—	(14,339)
Policy loan transfers	21,063	(6,774)	8,455	(103)
Transfers to other contracts	(4,562,844)	(16,367)	(113,243)	(49,416)
Cost of insurance and administration charges	(281,084)	(12,594)	(18,073)	(16,702)
Mortality and expenses charges	(42,549)	(1,200)	(1,920)	(1,814)
Surrender charges (refunds)	24,969	(1)	(314)	(10)
Increase (decrease) in net assets from policy related transactions	(2,996,244)	36,298	57,853	29,060
Total increase (decrease)	(3,763,135)	91,896	183,642	114,488
Net assets as of December 31, 2021	12,556,392	724,691	1,168,186	897,582

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	121,046	86,547	134,682
Total realized gains (losses) on investments	(788,408)	271,833	432,797	533,453
Change in net unrealized appreciation (depreciation)
of investments	226,207	(478,046)	(681,610)	(793,031)
Net gains (losses) on investments	(562,201)	(85,167)	(162,266)	(124,896)
Net increase (decrease) in net assets resulting from operations	(562,201)	(85,167)	(162,266)	(124,896)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,877,108	89,091	101,248	129,128
Contract terminations and surrenders	(289,816)	(4,448)	(26,945)	(8,651)
Death benefit payments	(130,994)	—	—	—
Policy loan transfers	(13,790)	(11,464)	(11,204)	(73)
Transfers to other contracts	(2,330,277)	(57,087)	(18,290)	(21,040)
Cost of insurance and administration charges	(234,261)	(13,227)	(20,085)	(18,877)
Mortality and expenses charges	(30,731)	(1,016)	(1,605)	(1,570)
Surrender charges (refunds)	3,496	(135)	(1,338)	(128)
Increase (decrease) in net assets from policy related transactions	(1,149,265)	1,714	21,781	78,789
Total increase (decrease)	(1,711,466)	(83,453)	(140,485)	(46,107)
Net assets as of December 31, 2022	$10,844,926	$641,238	$1,027,701	$851,475

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	VanEck VIP Global Resources Fund - Class S Shares	VanEck VIP Global Resources Fund - Initial Class Shares	Vanguard VIF Balanced Portfolio	Vanguard VIF Equity Index Portfolio

Net assets as of January 1, 2021	$988,282	$6,332,129	$42,113,631	$173,985,897
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,936	35,571	809,453	2,513,992
Total realized gains (losses) on investments	47,699	398,041	4,185,027	27,464,395
Change in net unrealized appreciation (depreciation)
of investments	144,606	811,281	2,966,160	19,431,191
Net gains (losses) on investments	196,241	1,244,893	7,960,640	49,409,578
Net increase (decrease) in net assets resulting from operations	196,241	1,244,893	7,960,640	49,409,578
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	380,311	6,048,839	16,723,129	79,923,744
Contract terminations and surrenders	(16,403)	(459,602)	(5,616,799)	(3,997,429)
Death benefit payments	—	(250)	(27,257)	(205,403)
Policy loan transfers	(6,840)	29,760	(192,667)	280,665
Transfers to other contracts	(183,736)	(4,427,007)	(13,420,483)	(75,375,048)
Cost of insurance and administration charges	(28,565)	(112,657)	(565,203)	(2,071,167)
Mortality and expenses charges	(1,988)	(21,246)	(125,641)	(433,095)
Surrender charges (refunds)	(16)	10,807	827	(46)
Increase (decrease) in net assets from policy related transactions	142,763	1,068,644	(3,224,094)	(1,877,779)
Total increase (decrease)	339,004	2,313,537	4,736,546	47,531,799
Net assets as of December 31, 2021	1,327,286	8,645,666	46,850,177	221,517,696

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29,194	165,831	794,538	2,521,069
Total realized gains (losses) on investments	107,117	2,488,675	3,882,569	22,790,419
Change in net unrealized appreciation (depreciation)
of investments	(86,273)	(2,176,992)	(11,284,227)	(65,476,943)
Net gains (losses) on investments	50,038	477,514	(6,607,120)	(40,165,455)
Net increase (decrease) in net assets resulting from operations	50,038	477,514	(6,607,120)	(40,165,455)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	995,791	13,413,136	8,462,604	71,688,789
Contract terminations and surrenders	(47,856)	(167,414)	(1,294,013)	(8,707,417)
Death benefit payments	—	—	(104,074)	(640,596)
Policy loan transfers	(25,633)	(24,687)	(87,211)	(2,460,340)
Transfers to other contracts	(329,995)	(11,851,332)	(12,292,732)	(57,457,002)
Cost of insurance and administration charges	(41,974)	(156,494)	(606,246)	(2,235,623)
Mortality and expenses charges	(2,560)	(26,239)	(112,484)	(388,245)
Surrender charges (refunds)	(108)	4,683	1,463	(10)
Increase (decrease) in net assets from policy related transactions	547,665	1,191,653	(6,032,693)	(200,444)
Total increase (decrease)	597,703	1,669,167	(12,639,813)	(40,365,899)
Net assets as of December 31, 2022	$1,924,989	$10,314,833	$34,210,364	$181,151,797

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2022 and 2021

	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Wanger International

Net assets as of January 1, 2021	$5,081	$112,287,056	$2,327,331
Increase (decrease) in net assets
Operations:
Net investment income (loss)	14,401	1,451,277	15,748
Total realized gains (losses) on investments	10,182	12,716,754	161,095
Change in net unrealized appreciation (depreciation)
of investments	(23,326)	14,759,144	283,567
Net gains (losses) on investments	1,257	28,927,175	460,410
Net increase (decrease) in net assets resulting from operations	1,257	28,927,175	460,410
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	916,435	71,227,973	1,167,992
Contract terminations and surrenders	—	(9,173,618)	(20,165)
Death benefit payments	—	(540,411)	(27,485)
Policy loan transfers	—	(80,290)	(7,997)
Transfers to other contracts	(7,462)	(51,953,230)	(1,054,209)
Cost of insurance and administration charges	(6,151)	(1,700,748)	(34,969)
Mortality and expenses charges	(1,071)	(317,581)	(4,804)
Surrender charges (refunds)	—	176,136	565
Increase (decrease) in net assets from policy related transactions	901,751	7,638,231	18,928
Total increase (decrease)	903,008	36,565,406	479,338
Net assets as of December 31, 2021	908,089	148,852,462	2,806,669

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22,557	1,475,943	17,699
Total realized gains (losses) on investments	(167)	14,584,113	402,342
Change in net unrealized appreciation (depreciation)
of investments	(272,678)	(44,491,999)	(1,333,241)
Net gains (losses) on investments	(250,288)	(28,431,943)	(913,200)
Net increase (decrease) in net assets resulting from operations	(250,288)	(28,431,943)	(913,200)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,327,883	74,965,310	1,147,976
Contract terminations and surrenders	—	(1,991,625)	(15,365)
Death benefit payments	—	(152,131)	(2,390)
Policy loan transfers	—	(1,101,910)	(2,183)
Transfers to other contracts	(27,636)	(59,805,635)	(972,538)
Cost of insurance and administration charges	(22,247)	(1,894,993)	(31,845)
Mortality and expenses charges	(3,574)	(316,351)	(3,725)
Surrender charges (refunds)	—	55,956	(163)
Increase (decrease) in net assets from policy related transactions	2,274,426	9,758,621	119,767
Total increase (decrease)	2,024,138	(18,673,322)	(793,433)
Net assets as of December 31, 2022	$2,932,227	$130,179,140	$2,013,236

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2022, contractholder investment options included the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Bond Market Index Account
Core Plus Bond Account
Diversified Balanced Account
Diversified International Account
Equity Income Account
Global Emerging Markets Account
Government & High Quality Bond Account
LargeCap Growth I Account
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio

AllianceBernstein Variable Product Series Fund, Inc.:
International Value Portfolio – Class A
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A
Sustainable Global Thematic Growth Portfolio – Class A
Sustainable International Thematic Portfolio – Class A

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

Allspring Variable Trust Funds®: Index Asset Allocation Fund – Class 2 Omega Growth Fund – Class 2
American Century Investments®:
VP Capital Appreciation Fund – Class II
VP Disciplined Core Value Fund – Class I
VP Disciplined Core Value Fund – Class II
VP Inflation Protection Fund – Class II
VP International Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
American Funds Insurance Series®: Capital World Bond Fund – Class 2 Global Balanced Fund – Class 2 Global Small Capitalization Fund – Class 2
Growth Fund – Class 2
International Fund – Class 2
    New World Fund® – Class 2
    Washington Mutual Investors Fund™ – Class 2
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio – Service Shares
Technology Growth Portfolio – Service Shares
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares
BNY Mellon Variable Investment Fund:
Appreciation Portfolio – Service Shares
Opportunistic Small Cap Portfolio – Service Shares

Calvert VP:
EAFE International Index Portfolio – Class F
Investment Grade Bond Index Portfolio – Class I
Russell 2000® Small Cap Index Portfolio – Class F
S&P 500® Index Portfolio
S&P MidCap 400® Index Portfolio – Class F
ClearBridge Investments: Variable Mid Cap Portfolio – Class I Shares Variable Small Cap Growth Portfolio – Class I Shares Delaware VIP® Trust Series: Small Cap Value – Service Class

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

DWS Variable Series II: Alternative Asset Allocation VIP – Class B Small Mid Cap Value VIP – Class B Fidelity® Variable Insurance Products:
Asset Manager Portfolio – Service Class 2
Contrafund® Portfolio – Initial Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Initial Class
Equity-Income Portfolio – Service Class 2 Extended Market Index Portfolio – Service Class 2
Government Money Market Portfolio – Service Class Growth Portfolio – Service Class 2
High Income Portfolio – Initial Class
High Income Portfolio – Service Class 2 International Index Portfolio – Service Class 2
Mid Cap Portfolio – Service Class 2 Strategic Income Portfolio – Service Class 2 Total Market Index Portfolio – Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund – Class 2
Franklin Mutual Global Discovery VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Franklin Rising Dividends VIP Fund – Class 2
Franklin Small Cap Value VIP Fund – Class 2
Franklin Strategic Income VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust, Small Cap Equity Insights Fund – Institutional Shares
Invesco V.I.:
American Franchise Fund – Series I Shares American Franchise Fund – Series II Shares American Value Fund – Series I Shares Core Equity Fund – Series I Shares
Core Equity Fund – Series II Shares Discovery Mid Cap Growth Fund – Series I Shares EQV International Equity Fund – Series I Shares Global Real Estate Fund – Series I Shares
Health Care Fund – Series I Shares
Main Street Mid Cap Fund – Series II Shares
Main Street Small Cap Fund – Series II Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

Janus Henderson Series:
Balanced Portfolio – Service Shares
Enterprise Portfolio – Service Shares
Flexible Bond Portfolio – Service Shares
Forty Portfolio – Service Shares
Global Research Portfolio – Service Shares Global Sustainable Equity Portfolio – Service Shares Global Technology and Innovation Portfolio – Service Shares Overseas Portfolio – Service Shares
JPMorgan Insurance Trust:
Core Bond Portfolio – Class 1 Shares
Small Cap Core Portfolio – Class 1 Shares
Lord Abbett Series Fund: Developing Growth Portfolio – Class VC MFS®: Blended Research Small Cap Equity Portfolio – Service Class Global Equity Series – Service Class
Growth Series – Service Class
Inflation-Adjusted Bond Portfolio – Service Class International Intrinsic Value Portfolio – Service Class Mid Cap Growth Series – Service Class
Mid Cap Value Portfolio – Service Class New Discovery Series – Service Class New Discovery Value Portfolio – Service Class Research International Series – Service Class
Total Return Series – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Mid Cap Growth Portfolio – Class S Sustainable Equity Portfolio – Class I Shares
PIMCO:
All Asset Portfolio – Administrative Class
Commodity Real Return Strategy Portfolio – Administrative Class
Emerging Market Bond Portfolio – Administrative Class
High Yield Portfolio – Administrative Class

Long-Term U.S. Government Portfolio – Administrative Class Low Duration Portfolio – Administrative Class Real Return Portfolio – Administrative Class
Short-Term Portfolio – Administrative Class
Total Return Portfolio – Administrative Class
Putnam Variable Trust:
Growth Opportunities Fund – Class IB International Equity Fund – Class IB International Value Fund – Class IB Large Cap Value Fund – Class IB

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

Rydex Variable Trust Fund: Basic Materials Utilities T. Rowe Price:
Equity Income Portfolio – II Health Sciences Portfolio – II TOPS® Managed Risk: Balanced ETF Portfolio – Class 2 Growth ETF Portfolio – Class 2 Moderate Growth ETF Portfolio – Class 2
VanEck VIP Trust:
VanEck VIP Global Resources Fund – Class S Shares VanEck VIP Global Resources Fund – Initial Class Shares
Vanguard Variable Insurance Fund:
Balanced Portfolio
Equity Index Portfolio Global Bond Index Portfolio International Portfolio (2)
Mid-Cap Index Portfolio Real Estate Index Portfolio (2)
Wanger International

(1)Organized by Principal Life.
(2)These funds were available for purchase on June 6. 2022, but did not have any activity in 2022. They were excluded from the financials and notes 4-6 for 2022.

No divisions were liquidated in 2022.

The assets of the Separate Account are owned by Principal Life. The assets of the Separate Account support the following variable life insurance contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

Principal® Benefit Variable Universal Life contracts;
Principal® Benefit Variable Universal Life II contracts;
Principal® Executive Variable Universal Life contracts;
Principal® Executive Variable Universal Life II contracts;
Principal® Executive Variable Universal Life III contracts;
Principal® Flexible Variable Life contracts;
PrinFlex Life® contracts;
Principal® Survivorship Flexible Premium Variable Universal Life contracts;
Principal® Variable Universal Life Accumulator contracts;
Principal® Variable Universal Life Accumulator II contracts;
Principal® Variable Universal Life Income contracts;
Principal® Variable Universal Life Income II contracts and
Principal® Variable Universal Life Income IV contracts.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2022. Realized capital gains (losses) on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, the investments fall into Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses and charges:

Principal® Benefit Variable Universal Life contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.40% of the net policy value in years one through ten and 0.30% thereafter to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In all years, a sales charge of 6.50% of premiums less than or equal to target premium is deducted from each payment on behalf of each participant. The sales charge in excess of target premium is reduced to 5.00% in years one through five. After the fifth year, the sales charge is 6.50% of premiums paid. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

Principal® Benefit Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.70% of the net policy value in years one through ten and 0.30% thereafter to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through five, a sales charge of 6.70% of premiums paid up to target premium and 5.20% of premiums paid in excess of target premium is deducted from each payment on behalf of each participant. In policy years six and thereafter, a sales charge of 6.70% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Executive Variable Universal Life contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 4.50% of premiums paid up to target premium is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.00% of premiums paid up to target premium is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 3.00% of premiums paid up to target premium is deducted from each payment on behalf of each participant. No sales charge is deducted after year ten. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Executive Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The maximum expense charge is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.75% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.00% of premiums paid is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 5.75% of premiums paid is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Executive Variable Universal Life III contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.35% of the net policy value in years one through five, 0.30% in years six through fifteen, and 0.25% thereafter to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant. In years two through seven, a sales charge of 6.50% of premiums paid is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 2.50% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 3.25% for state, local and federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

Principal® Flexible Variable Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a monthly reduction of the unit value equivalent to an annual rate of 0.75% of the policy value. An annual administration charge of $60 for each policy and a cost of insurance charge, which is based on Principal Life’s expected future mortality experience, are deducted on a monthly basis through the redemption of units as compensation for administrative and insurance expenses, respectively. A sales charge of 5.00% and a tax charge of 2.00% of premiums paid are deducted from each payment on behalf of each participant. The sales and tax charges are deducted from the contributions by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25.00% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

PrinFlex Life® contracts – Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.90% of the division values through the ninth policy year. Each month thereafter, the charge will be deducted at an annual rate of 0.27% of the division values. A monthly administration charge of $0.60 for each $1,000 of policy face amount (with a maximum charge of $25 per month) will be deducted from policies in their first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 2.75% of premiums paid less than or equal to target premium and 0.75% of premiums in excess of target premium is deducted from premium payments on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is also deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Survivorship Flexible Premium Variable Universal Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.80% of the division values through the ninth policy year. Each month thereafter, the charge is deducted at an annual rate of 0.30% of the division values. A monthly administration charge of $8 is deducted from policies. An additional monthly administration charge of $0.08 per $1,000 of face amount is deducted in the first ten years (and ten years after an increase in the face amount). The charge of $0.08 is increased by $0.005 per $1,000 for each insured classified as a smoker. In years 11 through 20 (after issue or adjustment) an additional monthly charge of $0.04 per $1,000 of face amount is deducted. After policy year 21, an additional monthly charge of $0.02 per $1,000 of face amount is deducted. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through ten, a sales charge of 5.00% of premiums paid less than or equal to target premium and 2.00% of premiums paid in excess of target is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 2.00% of premiums paid is deducted from each premium payment on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Accumulator contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant during the first five policy years. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

Principal® Variable Universal Life Accumulator II contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums paid up to surrender target premium and a sale charge of 1.25% of premiums in excess of surrender target premium is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Income contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums paid (without the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Income II contracts – For policies issued prior to May 18, 2009, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the asset value of each policy. The current administrative charge is $25 per month. A cost of insurance charge, which is based on Principal Life's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 4.50% of premiums is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account. For policies issued May 18, 2009 and after, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.50% of the asset value of each policy through the tenth policy year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Income IV contracts - The current administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 4.00% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year. In policy years two and later, the sales charge is 2.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

During the year ended December 31, 2022, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned indirectly by Principal Financial Services, Inc.), in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees.

The annual rates used in this calculation for each of the other Accounts are shown in the following tables:

	Net Assets of Accounts
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income Account	0.60	0.55	0.50	0.45	0.40
Government & High Quality Bond Account	0.50	0.48	0.46	0.45	0.44
LargeCap Growth I Account	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Real Estate Securities Account	0.79	0.77	0.73	0.70	0.68
SmallCap Account	0.85	0.80	0.75	0.70	0.65

	Net Assets of Accounts
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
Global Emerging Markets Account	1.00	0.98	0.96	0.95	0.90

	Net Assets of Accounts
	(in millions)
	First $500	Over $500
Principal Capital Appreciation Account	0.625%	0.50%
Short-Term Income Account	0.45	0.39

	Net Assets of Accounts
	(in billions)
	First $3	Over $3
LargeCap S&P 500 Index Account	0.24%	0.23%

	All Net Assets
Bond Market Index Account	0.14%
Diversified Balanced Account	0.05

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

The Manager has contractually agreed to limit the Separate Account’s management and investment advisory fees for certain of the divisions. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts:

	From January 1, 2022 through December 31, 2022
	All Classes	Expiration
LargeCap Growth I Account	0.016%	April 30, 2023

The Manager has contractually agreed to limit the expenses (excluding interest expense, expense related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits were as follows:

	From January 1, 2022 through December 31, 2022
	Class 1	Expiration
Global Emerging Markets Account	1.20%	April 30, 2023
LargeCap Growth I Account	0.69	April 30, 2023
Principal LifeTime 2060 Account	0.10	April 30, 2022

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2022:

Division	Purchases	Sales

AllianceBernstein VPS International Value Portfolio - Class A	$596,845	$245,421

AllianceBernstein VPS Small Cap Growth Portfolio - Class A	$1,594,514	$588,247

AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	$3,139,950	$3,189,583

AllianceBernstein VPS Sustainable Global Thematic Portfolio - Class A	$1,725,057	$1,162,309

AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A	$343,731	$84,150

Allspring VT® Index Asset Allocation Fund - Class 2	$770,400	$575,498

Allspring VT® Omega Growth Fund - Class 2	$1,153,867	$5,374,004

American Century® VP Capital Appreciation Fund - Class II	$1,324,609	$1,425,644

American Century® VP Disciplined Core Value Fund - Class I	$1,297,956	$351,695

American Century® VP Disciplined Core Value Fund - Class II	$5,246,511	$2,137,825

American Century® VP Inflation Protection Fund - Class II	$761,399	$513,765

American Century® VP International Fund - Class II	$1,076,095	$606,255

American Century® VP Mid Cap Value Fund - Class II	$30,854,762	$18,201,655

American Century® VP Ultra® Fund - Class I	$652,967	$610,497

American Century® VP Ultra® Fund - Class II	$1,921,176	$1,872,125

American Century® VP Value Fund - Class II	$10,821,837	$6,938,438

American Funds Insurance Series® Capital World Bond Fund - Class 2	$735,136	$435,998

American Funds Insurance Series® Global Balanced Fund - Class 2	$951,408	$634,829

American Funds Insurance Series® Global Small Capitalization Fund - Class 2	$101,516	$31,523

American Funds Insurance Series® Growth Fund - Class 2	$25,209,057	$16,048,323

American Funds Insurance Series® International Fund - Class 2	$8,783,869	$5,306,968

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

American Funds Insurance Series® New World Fund® - Class 2	$14,436,661	$7,029,078

American Funds Insurance Series® Washington Mutual Investors Fund™ - Class 2	$12,930,172	$7,235,637

BNY Mellon IP MidCap Stock Portfolio - Service Shares	$89,324	$258,217

BNY Mellon IP Technology Growth Portfolio - Service Shares	$9,535,741	$8,727,399

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	$324,943	$96,350

BNY Mellon VIF Appreciation Portfolio - Service Shares	$1,680,884	$1,109,563

BNY Mellon VIF Opportunistic Small Cap Portfolio - Service Shares	$1,350,914	$481,290

Bond Market Index Account - Class 1	$8,543,008	$9,316,770

Calvert VP EAFE International Index Portfolio - Class F	$3,195,005	$1,716,609

Calvert VP Investment Grade Bond Index Portfolio - Class I	$1,532,224	$954,909

Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	$46,262,294	$41,019,338

Calvert VP S&P 500® Index Portfolio	$946,205	$296,029

Calvert VP S&P MidCap 400® Index Portfolio - Class F	$496,188	$238,240

ClearBridge Variable Mid Cap Portfolio - Class I	$239,627	$75,612

ClearBridge Variable Small Cap Growth Portfolio - Class I	$13,074,054	$13,809,405

Core Plus Bond Account - Class 1	$31,133,716	$30,946,315

Delaware VIP® Small Cap Value - Service Class	$6,473,728	$3,714,396

Diversified Balanced Account - Class 1	$2,976,687	$1,823,516

Diversified International Account - Class 1	$46,789,118	$26,456,857

DWS Alternative Asset Allocation VIP - Class B	$174,383	$204,157

DWS Small Mid Cap Value VIP - Class B	$302,882	$376,068

Equity Income Account - Class 1	$41,147,492	$24,319,342

Fidelity® VIP Asset Manager Portfolio - Service Class 2	$347,498	$452,887

Fidelity® VIP Contrafund® Portfolio - Initial Class	$6,933,663	$8,974,225

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$18,194,860	$18,136,795

Fidelity® VIP Equity-Income Portfolio - Initial Class	$2,619,356	$3,137,007

Fidelity® VIP Equity-Income Portfolio - Service Class 2	$5,589,002	$4,576,576

Fidelity® VIP Extended Market Index Portfolio - Service Class 2	$45,564	$80,831

Fidelity® VIP Government Money Market Portfolio - Service Class	$262,212,765	$214,654,616

Fidelity® VIP Growth Portfolio - Service Class 2	$4,336,737	$2,786,215

Fidelity® VIP High Income Portfolio - Initial Class	$212,806	$682,033

Fidelity® VIP High Income Portfolio - Service Class 2	$2,744,589	$4,258,008

Fidelity® VIP International Index Portfolio - Service Class 2	$6,967,324	$6,894,560

Fidelity® VIP Mid Cap Portfolio - Service Class 2	$6,857,128	$5,697,819

Fidelity® VIP Strategic Income Portfolio - Service Class 2	$2,266,305	$1,404,365

Fidelity® VIP Total Market Index Portfolio - Service Class 2	$13,560,157	$1,313,191

Franklin Income VIP Fund - Class 2	$3,861,075	$2,425,514

Franklin Mutual Global Discovery VIP Fund - Class 2	$2,938,974	$2,282,243

Franklin Mutual Shares VIP Fund - Class 2	$2,564,853	$928,917

Franklin Rising Dividends VIP Fund - Class 2	$7,151,983	$3,845,688

Franklin Small Cap Value VIP Fund - Class 2	$11,901,964	$7,760,927

Franklin Strategic Income VIP Fund - Class 2	$3,293,231	$3,858,828

Franklin U.S. Government Securities VIP Fund - Class 2	$42,707	$18,441

Global Emerging Markets Account - Class 1	$10,210,401	$7,033,335

Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares	$378,739	$265,294

Government & High Quality Bond Account - Class 1	$10,663,195	$13,324,218

Invesco V.I. American Franchise Fund - Series I Shares	$1,198,427	$408,227

Invesco V.I. American Franchise Fund - Series II Shares	$1,433,094	$473,555

Invesco V.I. American Value Fund - Series I Shares	$654,748	$365,247

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

Invesco V.I. Core Equity Fund - Series I Shares	$1,479,048	$915,237

Invesco V.I. Core Equity Fund - Series II Shares	$2,317,658	$1,882,385

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares	$2,661,028	$1,622,498

Invesco V.I. EQV International Equity Fund - Series I Shares	$4,994,316	$4,442,133

Invesco V.I. Global Real Estate Fund - Series I Shares	$828,612	$356,916

Invesco V.I. Health Care Fund - Series I Shares	$10,766,543	$8,884,306

Invesco V.I. Main Street Mid Cap Fund - Series II Shares	$265,023	$256,078

Invesco V.I. Main Street Small Cap Fund - Series II Shares	$6,465,027	$3,678,278

Invesco V.I. Small Cap Equity Fund - Series I Shares	$3,823,924	$2,130,319

Invesco V.I. Technology Fund - Series I Shares	$9,886,292	$7,414,608

Janus Henderson Balanced Portfolio - Service Shares	$11,245,170	$6,877,362

Janus Henderson Enterprise Portfolio - Service Shares	$26,954,200	$21,654,214

Janus Henderson Flexible Bond Portfolio - Service Shares	$16,021,865	$16,059,220

Janus Henderson Forty Portfolio - Service Shares	$7,888,124	$6,216,920

Janus Henderson Global Research Portfolio - Service Shares	$3,887,349	$3,502,607

Janus Henderson Global Sustainable Equity Portfolio - Service Shares	$2,853	$15

Janus Henderson Global Technology and Innovation Portfolio - Service Shares	$1,892,683	$1,537,729

Janus Henderson Overseas Portfolio - Service Shares	$7,973,244	$8,023,820

JP Morgan Core Bond Portfolio - Class 1 Shares	$610,983	$1,351,677

JP Morgan Small Cap Core Portfolio - Class 1 Shares	$800,812	$441,321

LargeCap Growth I Account - Class 1	$108,756,560	$91,921,879

LargeCap S&P 500 Index Account - Class 1	$160,671,286	$112,533,414

Lord Abbett Series Fund Developing Growth Portfolio - Class VC	$2,061,139	$2,005,803

MFS® Blended Research Small Cap Equity Portfolio Series - Service Class	$1,795,133	$799,552

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales
MFS® Global Equity Series - Service Class	$2,700,778	$2,890,755

MFS® Growth Series - Service Class	$19,248,498	$14,630,147

MFS® Inflation-Adjusted Bond Portfolio - Service Class	$1,040,729	$1,331,927

MFS® International Intrinsic Value Portfolio - Service Class	$9,094,490	$5,676,059

MFS® Mid Cap Growth Series - Service Class	$26,108	$342,796

MFS® Mid Cap Value Portfolio - Service Class	$3,839,593	$1,597,227

MFS® New Discovery Series - Service Class	$12,067,318	$7,398,087

MFS® New Discovery Value Portfolio - Service Class	$1,438,574	$877,905

MFS® Research International Series - Service Class	$714,029	$954,729

MFS® Total Return Series - Service Class	$2,334,989	$1,497,978

MFS® Utilities Series - Service Class	$2,695,626	$1,592,272

MFS® Value Series - Service Class	$17,388,009	$18,389,402

MidCap Account - Class 1	$42,080,384	$33,295,892

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	$525,654	$576,646

Neuberger Berman AMT Sustainable Equity Portfolio - Class I	$1,377,017	$1,591,392

PIMCO All Asset Portfolio - Administrative Class	$1,938,633	$1,115,747

PIMCO Commodity Real Return Strategy Portfolio - Administrative Class	$4,426,817	$4,221,399

PIMCO Emerging Market Bond Portfolio - Administrative Class	$3,796,420	$3,296,426

PIMCO High Yield Portfolio - Administrative Class	$10,491,385	$10,634,862

PIMCO Long-Term U.S. Government Portfolio - Administrative Class	$545,197	$473,691

PIMCO Low Duration Portfolio - Administrative Class	$753,957	$961,794

PIMCO Real Return Portfolio - Administrative Class	$5,768,436	$7,700,790

PIMCO Short-Term Portfolio - Administrative Class	$13,747,820	$13,403,404

PIMCO Total Return Portfolio - Administrative Class	$25,077,509	$22,813,289

Principal Capital Appreciation Account - Class 1	$7,292,778	$5,294,937

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

Principal LifeTime 2010 Account - Class 1	$12,618,410	$8,551,422

Principal LifeTime 2020 Account - Class 1	$45,349,922	$45,541,742

Principal LifeTime 2030 Account - Class 1	$90,482,396	$70,450,957

Principal LifeTime 2040 Account - Class 1	$46,910,857	$35,292,636

Principal LifeTime 2050 Account - Class 1	$17,727,179	$13,128,328

Principal LifeTime 2060 Account - Class 1	$5,473,539	$4,481,608

Principal LifeTime Strategic Income Account - Class 1	$10,675,959	$9,980,518

Putnam VT Growth Opportunities Fund - Class IB	$8,957,734	$4,863,738

Putnam VT International Equity Fund - Class IB	$226,733	$149,573

Putnam VT International Value Fund - Class IB	$301,936	$14,572

Putnam VT Large Cap Value Fund - Class 1B	$3,298,879	$507,226

Real Estate Securities Account - Class 1	$27,865,481	$23,725,824

Rydex VT Basic Materials Fund	$63,866	$42,347

Rydex VT Utilities Fund	$149,694	$13,978

SAM Balanced Portfolio - Class 1	$23,294,751	$14,866,837

SAM Conservative Balanced Portfolio - Class 1	$15,682,487	$7,477,427

SAM Conservative Growth Portfolio - Class 1	$30,432,678	$20,080,107

SAM Flexible Income Portfolio - Class 1	$6,432,078	$4,703,973

SAM Strategic Growth Portfolio - Class 1	$18,389,017	$10,214,415

Short-Term Income Account - Class 1	$32,753,678	$25,462,035

SmallCap Account - Class 1	$31,778,208	$20,834,261

T. Rowe Price Equity Income Portfolio - II	$8,664,483	$8,256,268

T. Rowe Price Health Sciences Portfolio - II	$632,840	$439,518

Templeton Developing Markets VIP Fund - Class 2	$9,088,564	$8,217,251

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

Division	Purchases	Sales

Templeton Foreign VIP Fund - Class 2	$2,037,229	$1,994,554

Templeton Global Bond VIP Fund - Class 2	$1,877,108	$3,026,373

TOPS® Managed Risk Balanced ETF Portfolio - Class 2	$481,157	$87,377

TOPS® Managed Risk Growth ETF Portfolio - Class 2	$617,978	$79,467

TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2	$805,853	$50,339

VanEck VIP Global Resources Fund - Class S Shares	$1,025,002	$448,143

VanEck VIP Global Resources Fund - Initial Class Shares	$13,578,967	$12,221,483

Vanguard VIF Balanced Portfolio	$13,237,117	$14,495,297

Vanguard VIF Equity Index Portfolio	$82,639,703	$71,889,233

Vanguard VIF Global Bond Index Portfolio	$2,358,771	$53,457

Vanguard VIF Mid-Cap Index Portfolio	$90,442,813	$65,206,689

Wanger International	$1,515,811	$1,028,213

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

AllianceBernstein VPS International Value Portfolio - Class A	61,098	30,386	30,712	93,953	74,813	19,140

AllianceBernstein VPS Small Cap Growth Portfolio - Class A	13,297	14,817	(1,520)	10,061	11,178	(1,117)

AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	67,495	96,381	(28,886)	113,336	85,380	27,956

AllianceBernstein VPS Sustainable Global Thematic Portfolio - Class A	56,720	39,806	16,914	20,039	21,376	(1,337)

AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A	13,340	5,710	7,630	11,271	5,244	6,027

Allspring VT® Index Asset Allocation Fund - Class 2	11,561	13,723	(2,162)	5,726	14,770	(9,044)

Allspring VT® Omega Growth Fund - Class 2	5,106	90,127	(85,021)	17,807	10,930	6,877

American Century® VP Capital Appreciation Fund - Class II	42,517	66,521	(24,004)	196,911	100,735	96,176

American Century® VP Disciplined Core Value Fund - Class I	8,520	8,986	(466)	8,159	12,739	(4,580)

American Century® VP Disciplined Core Value Fund - Class II	63,484	51,206	12,278	56,147	59,449	(3,302)

American Century® VP Inflation Protection Fund – Class II	41,338	36,484	4,854	59,383	28,997	30,386

American Century® VP International Fund - Class II	26,467	22,043	4,424	30,464	12,599	17,865

American Century® VP Mid Cap Value Fund – Class II	571,492	409,198	162,294	307,153	289,155	17,998

American Century® VP Ultra® Fund - Class I	6,049	11,065	(5,016)	7,898	13,146	(5,248)

American Century® VP Ultra® Fund - Class II	20,159	31,196	(11,037)	28,427	42,990	(14,563)

American Century® VP Value Fund - Class II	182,436	156,067	26,369	108,152	122,974	(14,822)

American Funds Insurance Series® Capital World Bond Fund - Class 2	67,107	42,359	24,748	68,011	61,479	6,532

American Funds Insurance Series® Global Balanced Fund - Class 2	79,514	52,762	26,752	36,266	33,961	2,305

American Funds Insurance Series® Global Small Capitalization Fund - Class 2	4,713	2,703	2,010	13,286	140	13,146

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

American Funds Insurance Series® Growth Fund - Class 2	678,925	510,825	168,100	366,352	383,802	(17,450)

American Funds Insurance Series® International Fund - Class 2	485,974	427,685	58,289	416,334	527,133	(110,799)

American Funds Insurance Series® New World Fund® - Class 2	831,436	490,498	340,938	798,492	398,054	400,438

American Funds Insurance Series® Washington Mutual Investors Fund™ - Class 2	418,242	393,312	24,930	512,352	350,162	162,190

BNY Mellon IP MidCap Stock Portfolio - Service Shares	1,704	14,804	(13,100)	15,278	11,492	3,786

BNY Mellon IP Technology Growth Portfolio - Service Shares	244,412	237,801	6,611	111,372	104,962	6,410

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	5,945	2,236	3,709	4,380	5,094	(714)

BNY Mellon VIF Appreciation Portfolio - Service Shares	15,341	24,026	(8,685)	23,796	45,493	(21,697)

BNY Mellon VIF Opportunistic Small Cap Portfolio - Service Shares	9,028	16,444	(7,416)	25,435	35,278	(9,843)

Bond Market Index Account - Class 1	686,354	810,588	(124,234)	677,708	784,497	(106,789)

Calvert VP EAFE International Index Portfolio – Class F	210,021	122,865	87,156	216,444	166,771	49,673

Calvert VP Investment Grade Bond Index Portfolio - Class I	128,144	82,030	46,114	112,642	127,590	(14,948)

Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	1,336,239	1,307,767	28,472	1,201,255	1,074,970	126,285

Calvert VP S&P 500® Index Portfolio	26,772	11,898	14,874	14,101	13,599	502

Calvert VP S&P MidCap 400® Index Portfolio - Class F	5,659	7,390	(1,731)	6,805	6,667	138

ClearBridge Variable Mid Cap Portfolio - Class I	11,829	4,711	7,118	12,538	10,293	2,245

ClearBridge Variable Small Cap Growth Portfolio - Class I	477,569	521,501	(43,932)	593,029	536,959	56,070
Core Plus Bond Account - Class 1	955,150	1,109,183	(154,033)	1,110,434	1,357,185	(246,751)
Delaware VIP® Small Cap Value - Service Class	135,890	106,773	29,117	182,714	150,203	32,511
Diversified Balanced Account - Class 1	78,834	132,061	(53,227)	85,861	110,703	(24,842)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Diversified International Account - Class 1	805,076	764,276	40,800	692,284	943,494	(251,210)
DWS Alternative Asset Allocation VIP - Class B	11,223	16,355	(5,132)	15,078	11,423	3,655
DWS Small Mid Cap Value VIP - Class B	10,183	15,115	(4,932)	22,488	16,780	5,708
Equity Income Account - Class 1	715,971	744,220	(28,249)	644,690	750,776	(106,086)
Fidelity® VIP Asset Manager Portfolio - Service Class 2	8,058	15,277	(7,219)	11,697	5,717	5,980
Fidelity® VIP Contrafund® Portfolio - Initial Class	25,947	82,858	(56,911)	29,525	81,696	(52,171)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	211,220	289,238	(78,018)	201,172	337,797	(136,625)
Fidelity® VIP Equity-Income Portfolio - Initial Class	22,048	54,515	(32,467)	25,107	46,971	(21,864)
Fidelity® VIP Equity-Income Portfolio - Service Class 2	108,912	118,313	(9,401)	86,240	97,382	(11,142)
Fidelity® VIP Extended Market Index Portfolio - Service Class 2	3,155	5,715	(2,560)	12,008	1,495	10,513
Fidelity® VIP Government Money Market Portfolio - Service Class	24,555,565	20,488,321	4,067,244	24,748,797	29,609,499	(4,860,702)
Fidelity® VIP Growth Portfolio - Service Class 2	42,244	47,184	(4,940)	45,407	42,948	2,459
Fidelity® VIP High Income Portfolio - Initial Class	(510)	24,870	(25,380)	53,489	21,595	31,894
Fidelity® VIP High Income Portfolio - Service Class 2	59,482	130,451	(70,969)	118,482	130,532	(12,050)
Fidelity® VIP International Index Portfolio - Service Class 2	607,703	608,802	(1,099)	724,418	543,380	181,038
Fidelity® VIP Mid Cap Portfolio - Service Class 2	86,674	104,573	(17,899)	129,935	158,459	(28,524)
Fidelity® VIP Strategic Income Portfolio - Service Class 2	176,378	121,939	54,439	209,516	83,543	125,973
Fidelity® VIP Total Market Index Portfolio - Service Class 2	883,282	89,552	793,730	81,090	23,492	57,598
Franklin Income VIP Fund - Class 2	77,271	63,294	13,977	82,299	117,291	(34,992)
Franklin Mutual Global Discovery VIP Fund - Class 2	46,223	54,112	(7,889)	34,879	60,521	(25,642)
Franklin Mutual Shares VIP Fund - Class 2	30,380	29,333	1,047	87,660	93,776	(6,116)
Franklin Rising Dividends VIP Fund - Class 2	75,684	72,998	2,686	79,932	88,717	(8,785)
Franklin Small Cap Value VIP Fund - Class 2	165,638	154,816	10,822	283,713	289,583	(5,870)
Franklin Strategic Income VIP Fund - Class 2	158,262	229,261	(70,999)	252,846	322,655	(69,809)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Franklin U.S. Government Securities VIP Fund - Class 2	3,172	1,599	1,573	2,384	9,853	(7,469)
Global Emerging Markets Account - Class 1	144,532	162,811	(18,279)	170,812	185,183	(14,371)
Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares	12,190	9,020	3,170	11,936	21,509	(9,573)
Government & High Quality Bond Account - Class 1	725,204	962,051	(236,847)	903,870	1,146,293	(242,423)
Invesco V.I. American Franchise Fund - Series I Shares	6,849	11,579	(4,730)	15,882	6,691	9,191
Invesco V.I. American Franchise Fund - Series II Shares	13,269	14,256	(987)	18,705	13,354	5,351
Invesco V.I. American Value Fund - Series I Shares	37,521	24,636	12,885	20,820	18,739	2,081
Invesco V.I. Core Equity Fund - Series I Shares	11,731	25,532	(13,801)	7,927	16,695	(8,768)
Invesco V.I. Core Equity Fund - Series II Shares	16,629	38,399	(21,770)	18,673	23,558	(4,885)
Invesco V.I. Discovery Mid Cap Growth Fund – Series I Shares	121,990	120,969	1,021	72,174	80,116	(7,942)
Invesco V.I. EQV International Equity Fund - Series I Shares	94,537	124,416	(29,879)	95,243	114,046	(18,803)
Invesco V.I. Global Real Estate Fund - Series I Shares	61,167	28,021	33,146	22,484	33,824	(11,340)
Invesco V.I. Health Care Fund - Series I Shares	191,892	213,284	(21,392)	232,676	263,052	(30,376)
Invesco V.I. Main Street Mid Cap Fund - Series II Shares	4,653	8,695	(4,042)	12,284	3,275	9,009
Invesco V.I. Main Street Small Cap Fund - Series II Shares	136,528	94,148	42,380	98,214	76,881	21,333
Invesco V.I. Small Cap Equity Fund - Series I Shares	66,494	75,024	(8,530)	236,932	236,216	716
Invesco V.I. Technology Fund - Series I Shares	236,598	271,785	(35,187)	355,317	366,803	(11,486)
Janus Henderson Balanced Portfolio - Service Shares	217,512	148,553	68,959	215,288	203,881	11,407
Janus Henderson Enterprise Portfolio - Service Shares	272,447	380,816	(108,369)	322,169	415,481	(93,312)
Janus Henderson Flexible Bond Portfolio - Service Shares	625,742	680,461	(54,719)	526,984	665,376	(138,392)
Janus Henderson Forty Portfolio - Service Shares	128,391	156,964	(28,573)	116,865	136,572	(19,707)
Janus Henderson Global Research Portfolio - Service Shares	109,849	114,684	(4,835)	90,976	120,973	(29,997)
Janus Henderson Global Sustainable Equity Portfolio - Service Shares	332	2	330	—	—	—

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Janus Henderson Global Technology and Innovation Portfolio - Service Shares	75,430	101,542	(26,112)	112,594	83,614	28,980
Janus Henderson Overseas Portfolio - Service Shares	220,797	223,971	(3,174)	252,237	248,925	3,312
JP Morgan Core Bond Portfolio - Class 1 Shares	31,151	86,906	(55,755)	90,455	81,198	9,257
JP Morgan Small Cap Core Portfolio - Class 1 Shares	5,372	8,595	(3,223)	17,119	25,392	(8,273)
LargeCap Growth I Account - Class 1	765,467	1,006,051	(240,584)	837,749	975,485	(137,736)
LargeCap S&P 500 Index Account - Class 1	2,640,886	2,533,550	107,336	2,200,216	1,917,334	282,882
Lord Abbett Series Fund Developing Growth Portfolio - Class VC	87,825	85,452	2,373	60,014	53,188	6,826
MFS® Blended Research Small Cap Equity Portfolio Series - Service Class	60,900	43,030	17,870	91,406	75,148	16,258
MFS® Global Equity Series - Service Class	47,625	81,146	(33,521)	65,074	86,382	(21,308)
MFS® Growth Series - Service Class	204,841	213,802	(8,961)	194,488	217,029	(22,541)
MFS® Inflation-Adjusted Bond Portfolio - Service Class	76,391	119,621	(43,230)	248,713	79,507	169,206
MFS® International Intrinsic Value Portfolio - Service Class	408,795	301,911	106,884	421,461	354,490	66,971
MFS® Mid Cap Growth Series - Service Class	324	7,156	(6,832)	2,993	2,897	96
MFS® Mid Cap Value Portfolio - Service Class	189,075	91,658	97,417	97,703	36,519	61,184
MFS® New Discovery Series - Service Class	138,556	139,773	(1,217)	158,171	191,484	(33,313)
MFS® New Discovery Value Portfolio - Service Class	45,258	42,026	3,232	48,098	30,628	17,470
MFS® Research International Series - Service Class	44,337	69,964	(25,627)	127,027	79,028	47,999
MFS® Total Return Series - Service Class	73,389	61,669	11,720	58,871	34,660	24,211
MFS® Utilities Series - Service Class	91,352	63,517	27,835	50,813	58,571	(7,758)
MFS® Value Series - Service Class	304,116	392,336	(88,220)	302,988	265,638	37,350
MidCap Account - Class 1	122,623	218,921	(96,298)	141,871	242,872	(101,001)
Neuberger Berman AMT Mid Cap Growth Portfolio - Class S	10,059	29,712	(19,653)	74,532	29,727	44,805
Neuberger Berman AMT Sustainable Equity Portfolio - Class I	51,859	104,994	(53,135)	43,178	67,469	(24,291)
PIMCO All Asset Portfolio - Administrative Class	93,370	68,972	24,398	42,952	13,478	29,474

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

PIMCO Commodity Real Return Strategy Portfolio - Administrative Class	353,798	426,022	(72,224)	538,042	213,590	324,452
PIMCO Emerging Market Bond Portfolio - Administrative Class	292,364	260,029	32,335	212,916	191,756	21,160
PIMCO High Yield Portfolio - Administrative Class	471,798	523,196	(51,398)	597,863	539,317	58,546
PIMCO Long-Term U.S. Government Portfolio - Administrative Class	44,000	38,069	5,931	52,222	69,027	(16,805)
PIMCO Low Duration Portfolio - Administrative Class	62,367	92,183	(29,816)	517,845	29,645	488,200
PIMCO Real Return Portfolio - Administrative Class	300,658	507,561	(206,903)	591,325	579,447	11,878
PIMCO Short-Term Portfolio - Administrative Class	1,079,805	1,119,124	(39,319)	1,448,717	1,422,420	26,297
PIMCO Total Return Portfolio - Administrative Class	1,696,320	1,615,947	80,373	1,458,656	1,909,814	(451,158)
Principal Capital Appreciation Account - Class 1	171,526	239,779	(68,253)	181,347	203,330	(21,983)
Principal LifeTime 2010 Account - Class 1	461,184	365,603	95,581	319,379	266,679	52,700
Principal LifeTime 2020 Account - Class 1	1,241,076	1,620,957	(379,881)	1,404,512	1,670,072	(265,560)
Principal LifeTime 2030 Account - Class 1	2,447,928	2,315,516	132,412	2,215,114	2,088,183	126,931
Principal LifeTime 2040 Account - Class 1	1,132,314	1,048,089	84,225	1,056,529	836,258	220,271
Principal LifeTime 2050 Account - Class 1	368,679	377,337	(8,658)	580,566	327,124	253,442
Principal LifeTime 2060 Account - Class 1	213,119	218,377	(5,258)	283,327	185,230	98,097
Principal LifeTime Strategic Income Account - Class 1	452,365	489,101	(36,736)	353,825	428,694	(74,869)
Putnam VT Growth Opportunities Fund - Class IB	101,846	194,089	(92,243)	89,424	252,032	(162,608)
Putnam VT International Equity Fund - Class IB	1,971	6,629	(4,658)	31,092	22,248	8,844
Putnam VT International Value Fund - Class IB	25,301	1,215	24,086	1,535	43	1,492
Putnam VT Large Cap Value Fund - Class 1B	180,477	29,191	151,286	28,034	18,062	9,972
Real Estate Securities Account - Class 1	191,531	212,107	(20,576)	272,104	266,211	5,893
Rydex VT Basic Materials Fund	3,816	3,067	749	5,556	3,014	2,542
Rydex VT Utilities Fund	9,721	983	8,738	—	3,936	(3,936)
SAM Balanced Portfolio - Class 1	410,556	626,542	(215,986)	615,521	601,102	14,419
SAM Conservative Balanced Portfolio - Class 1	393,755	344,030	49,725	558,089	489,788	68,301
SAM Conservative Growth Portfolio - Class 1	784,832	774,498	10,334	662,849	839,441	(176,592)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	2022			2021
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

SAM Flexible Income Portfolio - Class 1	183,817	227,079	(43,262)	380,612	309,209	71,403
SAM Strategic Growth Portfolio - Class 1	310,414	378,629	(68,215)	405,730	404,359	1,371
Short-Term Income Account - Class 1	2,262,823	1,827,100	435,723	1,736,821	2,482,895	(746,074)
SmallCap Account - Class 1	345,623	436,832	(91,209)	420,614	508,478	(87,864)
T. Rowe Price Equity Income Portfolio - II	267,354	258,116	9,238	175,795	202,144	(26,349)
T. Rowe Price Health Sciences Portfolio - II	31,782	24,328	7,454	64,279	77,153	(12,874)
Templeton Developing Markets VIP Fund - Class 2	435,445	435,822	(377)	405,429	413,957	(8,528)
Templeton Foreign VIP Fund - Class 2	143,301	169,233	(25,932)	176,999	186,135	(9,136)
Templeton Global Bond VIP Fund - Class 2	131,806	208,072	(76,266)	168,301	364,409	(196,108)
TOPS® Managed Risk Balanced ETF Portfolio - Class 2	5,699	5,534	165	6,422	4,153	2,269

TOPS® Managed Risk Growth ETF Portfolio - Class 2	6,127	4,863	1,264	13,074	9,797	3,277
TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2	7,829	3,104	4,725	8,685	7,137	1,548
VanEck VIP Global Resources Fund - Class S Shares	108,558	51,623	56,935	50,972	31,552	19,420
VanEck VIP Global Resources Fund - Initial Class Shares	1,281,030	1,189,282	91,748	659,858	542,267	117,591
Vanguard VIF Balanced Portfolio	180,743	312,970	(132,227)	348,743	411,164	(62,421)
Vanguard VIF Equity Index Portfolio	1,294,754	1,294,469	285	1,448,552	1,482,883	(34,331)
Vanguard VIF Global Bond Index Portfolio	250,728	5,774	244,954	91,124	1,462	89,662
Vanguard VIF Mid-Cap Index Portfolio	1,233,432	1,071,685	161,747	1,088,906	959,350	129,556
Wanger International	92,847	79,178	13,669	72,642	70,240	2,402

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

6. Financial Highlights

Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The Separate Account has presented the following disclosures for 2022, 2021, 2020, 2019 and 2018 in accordance with the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contract options as discussed in Note 2. Additionally, the unit values, expense ratios and total returns are presented as a range of minimum to maximum values. Therefore, some individual contract unit values may not be within the ranges presented.

	December 31,			For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio	Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

AllianceBernstein VPS International Value Portfolio - Class A:
2022	242	$8.09	$1,971	4.75%	—%	(13.59)%
2021	211	$9.36	$1,992	2.05%	—%	11.03%
2020	192	$8.43	$1,631	2.09%	—%	2.42%
2019	182	$8.22	$1,508	0.78%	—%	3.92%
2018	217	$7.07	$1,536	1.54%	—%	(22.73)%

AllianceBernstein VPS Small Cap Growth Portfolio - Class A:
2022	58	$35.77	$2,092	—%	—%	(39.09)%
2021	60	$58.73	$3,525	—%	—%	9.45%
2020	61	$53.66	$3,280	—%	—%	54.02%
2019	69	$34.84	$2,414	—%	—%	36.36%
2018	79	$25.55	$2,024	—%	—%	(0.89)%

AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A:
2022	181	$30.91	$5,587	1.09%	—%	(15.64)%
2021	210	$36.64	$7,680	0.81%	—%	35.96%
2020	182	$26.95	$4,896	1.10%	—%	3.38%
2019	200	$26.07	$5,202	0.59%	—%	4.53%
2018	196	$21.71	$4,263	0.46%	—%	(15.03)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

AllianceBernstein VPS Sustainable Global Thematic Portfolio - Class A:
2022 (10)	52			$27.12	$1,414	—%			—%			(26.98)%
2021	35			$37.14	$1,309	—%			—%			22.86%
2020	37			$30.23	$1,106	0.69%			—%			39.44%
2019	38			$21.68	$834	0.45%			—%			30.13%
2018	67			$16.66	$1,109	—%			—%			(9.80)%

AllianceBernstein VPS Sustainable International Thematic Portfolio - Class A:
2022 (11)	68			$13.49	$917	—%			—%			(27.59)%
2021	60			$18.63	$1,124	—%			—%			8.25%
2020	54			$17.21	$935	1.35%			—%			29.98%
2019	59			$13.24	$783	0.56%			—%			27.43%
2018	60			$10.39	$621	0.69%			—%			(17.41)%

Allspring VT® Index Asset Allocation Fund - Class 2:
2022	56	$38.11	to	$32.64	$2,115	0.64%	—%	to	0.75%	(17.03)%	to	(17.66)%
2021	58	$45.93	to	$39.64	$2,648	0.58%	—%	to	0.75%	16.01%	to	15.13%
2020	67	$39.59	to	$34.43	$2,641	0.80%	—%	to	0.75%	16.58%	to	15.73%
2019	47	$33.96	to	$29.75	$1,589	1.09%	—%	to	0.75%	20.17%	to	19.24%
2018	68	$28.26	to	$24.95	$1,930	0.97%	—%	to	0.75%	(2.92)%	to	(3.63)%

Allspring VT® Omega Growth Fund - Class 2:
2022	91	$39.59	to	$36.06	$3,589	—%	—%	to	0.75%	(37.20)%	to	(37.67)%
2021	176	$63.04	to	$57.85	$11,075	—%	—%	to	0.75%	14.97%	to	14.13%
2020	169	$54.83	to	$50.69	$9,254	—%	—%	to	0.75%	43.16%	to	42.11%
2019	163	$38.3	to	$35.67	$6,254	—%	—%	to	0.75%	37.08%	to	36.04%
2018	336	$27.94	to	$26.22	$9,378	—%	—%	to	0.75%	0.25%	to	(0.49)%

American Century® VP Capital Appreciation Fund - Class II:
2022	120			$20.18	$2,431	—%			—%			(28.26)%
2021	144			$28.13	$4,063	—%			—%			11.05%
2020	48			$25.33	$1,223	—%			—%			42.30%
2019	45			$17.8	$804	—%			—%			6.27%
2018	56			$13.16	$733	—%			—%			(5.32)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

American Century® VP Disciplined Core Value Fund - Class I:
2022	91	$37.35	to	$31.75	$3,391	1.80%	—%	to	0.75%	(12.73)%	to	(13.39)%
2021	91	$42.8	to	$36.66	$3,907	1.08%	—%	to	0.75%	23.66%	to	22.73%
2020	96	$34.61	to	$29.87	$3,317	1.96%	—%	to	0.75%	11.79%	to	10.96%
2019	104	$30.96	to	$26.92	$3,214	2.08%	—%	to	0.75%	23.99%	to	23.03%
2018	111	$24.97	to	$21.88	$2,766	1.91%	—%	to	0.75%	(6.90)%	to	(7.56)%

American Century® VP Disciplined Core Value Fund - Class II:
2022	251			$39.82	$9,977	1.56%			—%			(12.83)%
2021	238			$45.68	$10,885	0.82%			—%			23.36%
2020	242			$37.03	$8,947	1.76%			—%			11.44%
2019	240			$33.23	$7,978	1.81%			—%			5.19%
2018	257			$26.85	$6,897	1.71%			—%			(7.19)%

American Century® VP Inflation Protection Fund - Class II:
2022	211	$13.16	to	$11.97	$2,775	5.02%	—%	to	0.75%	(13.08)%	to	(13.70)%
2021	206	$15.14	to	$13.87	$3,119	3.16%	—%	to	0.75%	6.32%	to	5.48%
2020	176	$14.24	to	$13.15	$2,502	1.37%	—%	to	0.75%	7.55%	to	8.68%
2019	128	$13	to	$12.1	$1,663	2.29%	—%	to	0.75%	1.01%	to	8.13%
2018	136	$11.94	to	$11.19	$1,625	2.81%	—%	to	0.75%	(2.85)%	to	(3.53)%

American Century® VP International Fund - Class II:
2022	64			$26.81	$1,711	1.42%			—%			(24.86)%
2021	59			$35.68	$2,119	0.01%			—%			8.58%
2020	42			$32.86	$1,364	0.52%			—%			25.66%
2019	94			$26.15	$2,460	0.54%			—%			28.12%
2018	53			$20.41	$1,081	1.19%			—%			(15.28)%

American Century® VP Mid Cap Value Fund - Class II:
2022	873	$45.19	to	$41.11	$39,425	2.13%	—%	to	0.75%	(1.37)%	to	(2.12)%
2021	710	$45.82	to	$42	$32,543	1.05%	—%	to	0.75%	23.01%	to	22.09%
2020	692	$37.25	to	$34.4	$25,784	1.69%	—%	to	0.75%	1.11%	to	0.38%
2019	816	$36.84	to	$34.27	$30,049	1.92%	—%	to	0.75%	5.50%	to	28.02%
2018	907	$28.56	to	$26.77	$25,909	1.28%	—%	to	0.75%	(12.95)%	to	(13.62)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

American Century® VP Ultra® Fund - Class I:
2022	58	$46.25	to	$39.33	$2,659	—%	—%	to	0.75%	(32.38)%	to	(32.87)%
2021	63	$68.4	to	$58.59	$4,276	—%	—%	to	0.75%	23.18%	to	22.24%
2020	68	$55.53	to	$47.93	$3,759	—%	—%	to	0.75%	49.84%	to	48.71%
2019	68	$37.06	to	$32.23	$2,517	—%	—%	to	0.75%	34.57%	to	33.57%
2018	70	$27.54	to	$24.13	$1,928	0.28%	—%	to	0.75%	0.77%	to	—%

American Century® VP Ultra® Fund - Class II:
2022	117			$50.15	$5,872	—%			—%			(32.46)%
2021	128			$74.25	$9,513	—%			—%			22.99%
2020	143			$60.37	$8,614	—%			—%			49.54%
2019	155			$40.37	$6,259	—%			—%			34.48%
2018	176			$30.02	$5,270	0.11%			—%			0.60%

American Century® VP Value Fund - Class II:
2022	665	$45.19	to	$38.71	$30,061	1.94%	—%	to	0.75%	0.31%	to	(0.44)%
2021	639	$45.05	to	$38.88	$28,781	1.60%	—%	to	0.75%	24.28%	to	23.35%
2020	654	$36.25	to	$31.52	$23,696	2.16%	—%	to	0.75%	0.83%	to	0.06%
2019	829	$35.95	to	$31.5	$29,814	1.96%	—%	to	0.75%	7.89%	to	26.00%
2018	936	$28.32	to	$25	$26,517	1.52%	—%	to	0.75%	(9.29)%	to	(9.97)%

American Funds Insurance Series® Capital World Bond Fund - Class 2:
2022	214			$9.6	$2,049	0.24%			—%			(17.67)%
2021	189			$11.66	$2,201	1.74%			—%			(4.89)%
2020	182			$12.26	$2,235	1.51%			—%			9.86%
2019	125			$11.16	$1,395	1.76%			—%			7.83%
2018	70			$10.35	$722	2.83%			—%			(1.33)%

American Funds Insurance Series® Global Balanced Fund - Class 2:
2022	164	$11.68	to	$11.29	$1,912	—%	—%	to	0.75%	(14.56)%	to	(15.18)%
2021	137	$13.67	to	$13.31	$1,872	1.00%	—%	to	0.75%	10.78%	to	9.91%
2020	135	$12.34	to	$12.11	$1,661	1.03%	—%	to	0.75%	10.28%	to	9.49%
2019	124	$11.19	to	$11.06	$1,384	1.75%	—%	to	0.75%	4.78%	to	19.57%
2018 (4)	53	$9.29	to	$9.25	$496	2.49%	—%	to	0.75%	(7.38)%	to	(7.78)%

American Funds Insurance Series® Global Small Capitalization Fund - Class 2:
2022	15			$10.06	$153	—%			—%			(29.60)%
2021	13			$14.29	$188	—%			—%			6.80%
2020 (8)	—			$13.38	$—	—%			—%			33.00%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

American Funds Insurance Series® Growth Fund - Class 2:
2022	855	$27.87	to	$26.12	$23,821	0.35%	—%	to	0.75%	(29.92)%	to	(30.46)%
2021	687	$39.77	to	$37.56	$27,314	0.22%	—%	to	0.75%	21.99%	to	21.08%
2020	704	$32.6	to	$31.02	$22,959	0.31%	—%	to	0.75%	52.05%	to	50.95%
2019	662	$21.44	to	$20.55	$14,203	0.74%	—%	to	0.75%	8.39%	to	29.82%
2018	583	$16.39	to	$15.83	$9,558	0.47%	—%	to	0.75%	(0.24)%	to	(1.00)%

American Funds Insurance Series® International Fund - Class 2:
2022	1,411	$11.9	to	$11.16	$16,797	1.77%	—%	to	0.75%	(20.83)%	to	(21.35)%
2021	1,353	$15.03	to	$14.19	$20,328	2.36%	—%	to	0.75%	(1.44)%	to	(2.21)%
2020	1,464	$15.25	to	$14.51	$22,327	0.64%	—%	to	0.75%	13.98%	to	13.09%
2019	1,705	$13.38	to	$12.83	$22,812	1.61%	—%	to	0.75%	6.11%	to	21.96%
2018	1,264	$10.89	to	$10.52	$13,766	2.23%	—%	to	0.75%	(13.16)%	to	(13.77)%

American Funds Insurance Series® New World Fund® - Class 2:
2022	1,919	$13.57	to	$12.72	$26,044	1.39%	—%	to	0.75%	(22.10)%	to	(22.67)%
2021	1,578	$17.42	to	$16.45	$27,492	0.90%	—%	to	0.75%	4.94%	to	4.18%
2020	1,178	$16.6	to	$15.79	$19,555	0.07%	—%	to	0.75%	23.60%	to	22.59%
2019	1,171	$13.43	to	$12.88	$15,735	1.05%	—%	to	0.75%	6.93%	to	28.16%
2018	871	$10.4	to	$10.05	$9,062	0.92%	—%	to	0.75%	(14.05)%	to	(14.69)%

American Funds Insurance Series® Washington Mutual Investors Fund™ - Class 2:
2022	1,192	$18.31	to	$17.29	$21,822	1.94%	—%	to	0.75%	(8.45)%	to	(9.10)%
2021	1,167	$20	to	$19.02	$23,339	1.51%	—%	to	0.75%	27.80%	to	26.80%
2020	1,005	$15.65	to	$15	$15,727	1.80%	—%	to	0.75%	8.68%	to	7.84%
2019	947	$14.4	to	$13.91	$13,633	2.14%	—%	to	0.75%	7.70%	to	20.54%
2018	757	$11.86	to	$11.54	$8,980	2.17%	—%	to	0.75%	(8.70)%	to	(9.35)%

BNY Mellon IP MidCap Stock Portfolio - Service Shares:
2022	9	$16.77	to	$15.72	$150	0.49%	—%	to	0.75%	(14.26)%	to	(14.89)%
2021	22	$19.56	to	$18.47	$431	0.47%	—%	to	0.75%	25.55%	to	24.63%
2020	18	$15.58	to	$14.82	$284	0.53%	—%	to	0.75%	7.82%	to	7.00%
2019	19	$14.45	to	$13.85	$272	0.33%	—%	to	0.75%	5.71%	to	18.99%
2018	17	$12.05	to	$11.64	$200	0.34%	—%	to	0.75%	(15.68)%	to	(16.32)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio	Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

BNY Mellon IP Technology Growth Portfolio - Service Shares:
2022	133	$30.57	$4,069	—%	—%	(46.51)%
2021	127	$57.15	$7,230	—%	—%	12.63%
2020	120	$50.74	$6,094	0.06%	—%	69.59%
2019	119	$29.92	$3,573	—%	—%	25.50%
2018	124	$23.84	$2,956	—%	—%	(1.24)%

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares:
2022	19	$38.59	$751	0.30%	—%	(23.05)%
2021	16	$50.15	$790	0.57%	—%	26.67%
2020	16	$39.59	$652	0.79%	—%	23.87%
2019	15	$31.96	$478	1.31%	—%	34.00%
2018	17	$23.85	$408	1.37%	—%	(4.64)%

BNY Mellon VIF Appreciation Portfolio - Service Shares:
2022	60	$44.66	$2,692	0.43%	—%	(18.25)%
2021	69	$54.63	$3,767	0.21%	—%	26.84%
2020	91	$43.07	$3,907	0.52%	—%	23.30%
2019	126	$34.93	$4,413	0.90%	—%	35.81%
2018	130	$25.72	$3,348	1.03%	—%	(7.11)%

BNY Mellon VIF Opportunistic Small Cap Portfolio - Service Shares:
2022	171	$27.41	$4,679	—%	—%	(16.84)%
2021	178	$32.96	$5,871	—%	—%	16.18%
2020	188	$28.37	$5,333	0.41%	—%	19.55%
2019	201	$23.73	$4,767	—%	—%	21.51%
2018	231	$19.53	$4,520	—%	—%	(19.30)%

Bond Market Index Account - Class 1:
2022	2,103	$11.02	$23,165	2.19%	—%	(13.16)%
2021	2,227	$12.69	$28,253	2.05%	—%	(1.78)%
2020	2,334	$12.92	$30,160	3.03%	—%	7.22%
2019	1,404	$12.05	$16,915	2.78%	—%	8.46%
2018	971	$11.11	$10,787	2.38%	—%	(0.18)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Calvert VP EAFE International Index Portfolio - Class F:
2022	841			$13.25	$11,144	3.69%			—%			(14.74)%
2021	754			$15.54	$11,718	1.84%			—%			10.60%
2020	704			$14.05	$9,891	3.48%			—%			7.58%
2019	579			$13.06	$7,557	2.87%			—%			21.04%
2018	399			$10.79	$4,307	3.46%			—%			(13.82)%

Calvert VP Investment Grade Bond Index Portfolio - Class I:
2022	317			$10.93	$3,462	2.79%			—%			(12.49)%
2021	271			$12.49	$3,382	2.35%			—%			(1.81)%
2020	286			$12.72	$3,635	2.87%			—%			7.34%
2019	230			$11.85	$2,725	3.10%			—%			0.51%
2018	205			$10.94	$2,238	2.89%			—%			(0.36)%

Calvert VP Russell 2000® Small Cap Index Portfolio - Class F:
2022	1,278			$29.24	$37,380	0.84%			—%			(20.67)%
2021	1,250			$36.86	$46,068	0.76%			—%			14.29%
2020	1,124			$32.25	$36,231	1.04%			—%			19.40%
2019	1,229			$27.01	$33,191	0.91%			—%			6.34%
2018	1,188			$21.64	$25,715	1.12%			—%			(11.46)%

Calvert VP S&P 500® Index Portfolio:
2022	128	$23.48	to	$22	$3,016	1.35%	—%	to	0.75%	(18.33)%	to	(18.94)%
2021	114	$28.75	to	$27.14	$3,266	1.35%	—%	to	0.75%	28.41%	to	27.48%
2020	113	$22.39	to	$21.29	$2,532	1.77%	—%	to	0.75%	18.09%	to	17.24%
2019	94	$18.96	to	$18.16	$1,772	1.66%	—%	to	0.75%	31.21%	to	30.18%
2018	101	$14.45	to	$13.95	$1,461	1.90%	—%	to	0.75%	(4.75)%	to	(5.49)%

Calvert VP S&P MidCap 400® Index Portfolio - Class F:
2022	78			$32.64	$2,535	0.95%			—%			(13.51)%
2021	79			$37.74	$2,997	0.85%			—%			24.19%
2020	79			$30.39	$2,409	1.26%			—%			13.10%
2019	85			$26.87	$2,296	1.18%			—%			4.96%
2018	81			$21.4	$1,731	1.18%			—%			(11.57)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

ClearBridge Variable Mid Cap Portfolio - Class I:
2022	37	$15.21	to	$14.36	$567	0.36%	—%	to	0.75%	(25.29)%	to	(25.86)%
2021	30	$20.36	to	$19.37	$614	0.03%	—%	to	0.75%	28.70%	to	27.69%
2020	28	$15.82	to	$15.17	$441	0.27%	—%	to	0.75%	15.31%	to	14.49%
2019	29	$13.72	to	$13.25	$394	0.51%	—%	to	0.75%	6.11%	to	31.97%
2018	34	$10.32	to	$10.04	$351	0.58%	—%	to	0.75%	(12.47)%	to	(13.15)%

ClearBridge Variable Small Cap Growth Portfolio - Class I:
2022	992			$24.04	$23,850	—%			—%			(28.85)%
2021	1,036			$33.79	$35,003	—%			—%			12.60%
2020	980			$30.01	$29,401	—%			—%			43.25%
2019	968			$20.95	$20,265	—%			—%			26.89%
2018	964			$16.51	$15,923	—%			—%			3.45%

Core Plus Bond Account - Class 1:
2022	3,568	$23.09	to	$44.82	$94,738	3.12%	—%	to	0.75%	(14.13)%	to	(14.76)%
2021	3,722	$26.89	to	$52.58	$115,046	2.59%	—%	to	0.75%	(0.45)%	to	(1.20)%
2020	3,969	$27.01	to	$53.22	$123,239	3.83%	—%	to	0.75%	9.53%	to	8.75%
2019	4,531	$24.66	to	$48.94	$128,314	3.26%	—%	to	0.75%	1.07%	to	8.97%
2018	3,930	$22.46	to	$44.91	$101,465	3.47%	—%	to	0.75%	(1.40)%	to	(2.16)%

Delaware VIP® Small Cap Value - Service Class:
2022	723	$32.72	to	$29.77	$23,662	0.52%	—%	to	0.75%	(12.37)%	to	(13.00)%
2021	694	$37.34	to	$34.22	$25,911	0.61%	—%	to	0.75%	34.03%	to	33.00%
2020	661	$27.86	to	$25.73	$18,429	1.11%	—%	to	0.75%	(2.18)%	to	(2.91)%
2019	753	$28.48	to	$26.5	$21,432	0.76%	—%	to	0.75%	6.03%	to	26.79%
2018	804	$22.3	to	$20.9	$17,921	0.60%	—%	to	0.75%	(16.95)%	to	(17.59)%

Diversified Balanced Account - Class 1:
2022	1,174	$13.02	to	$12.48	$15,203	2.47%	—%	to	0.75%	(14.85)%	to	(15.50)%
2021	1,227	$15.29	to	$14.77	$18,679	2.15%	—%	to	0.75%	11.12%	to	10.22%
2020	1,252	$13.76	to	$13.4	$17,173	2.36%	—%	to	0.75%	12.88%	to	12.13%
2019	1,295	$12.19	to	$11.95	$15,744	2.11%	—%	to	0.75%	18.46%	to	17.50%
2018	1,350	$10.29	to	$10.17	$13,871	2.68%	—%	to	0.75%	(3.11)%	to	(3.88)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Diversified International Account - Class 1:
2022	4,588	$25.14	to	$22.69	$150,687	2.67%	—%	to	0.75%	(19.99)%	to	(20.61)%
2021	4,547	$31.42	to	$28.58	$186,621	1.30%	—%	to	0.75%	9.74%	to	8.96%
2020	4,798	$28.63	to	$26.23	$179,272	2.62%	—%	to	0.75%	16.15%	to	15.30%
2019	4,890	$32.26	to	$22.75	$157,206	1.63%	—%	to	0.75%	5.87%	to	21.72%
2018	5,105	$20.09	to	$18.69	$133,726	2.16%	—%	to	0.75%	(17.53)%	to	(18.13)%

DWS Alternative Asset Allocation VIP - Class B:
2022	34			$11.99	$412	8.05%			—%			(7.70)%
2021	39			$12.99	$513	1.75%			—%			12.27%
2020	36			$11.57	$414	2.46%			—%			5.37%
2019	42			$10.98	$457	4.26%			—%			14.38%
2018	90			$9.6	$867	1.73%			—%			(9.35)%

DWS Small Mid Cap Value VIP - Class B:
2022	69	$24.4	to	$22.36	$1,694	0.49%	—%	to	0.75%	(16.15)%	to	(16.78)%
2021	74	$29.1	to	$26.87	$2,164	0.86%	—%	to	0.75%	30.03%	to	29.06%
2020	69	$22.38	to	$20.82	$1,536	1.12%	—%	to	0.75%	(1.10)%	to	(1.84)%
2019	68	$22.63	to	$21.21	$1,540	0.39%	—%	to	0.75%	5.11%	to	20.10%
2018	88	$18.7	to	$17.66	$1,639	1.07%	—%	to	0.75%	(16.33)%	to	(16.97)%

Equity Income Account - Class 1:
2022	4,180	$31.88	to	$28.28	$132,750	1.94%	—%	to	0.75%	(10.50)%	to	(11.15)%
2021	4,208	$35.62	to	$31.83	$149,340	1.99%	—%	to	0.75%	22.45%	to	21.53%
2020	4,314	$29.09	to	$26.19	$125,036	2.12%	—%	to	0.75%	6.44%	to	5.65%
2019	5,278	$27.33	to	$24.79	$143,822	1.90%	—%	to	0.75%	5.73%	to	28.11%
2018	5,540	$21.17	to	$19.35	$116,985	1.55%	—%	to	0.75%	(5.02)%	to	(5.70)%

Fidelity® VIP Asset Manager Portfolio - Service Class 2:
2022	37			$28.35	$1,062	1.76%			—%			(15.15)%
2021	45			$33.41	$1,493	1.53%			—%			9.68%
2020	39			$30.46	$1,179	1.24%			—%			14.51%
2019	50			$26.6	$1,330	1.30%			—%			18.01%
2018	98			$22.54	$2,214	1.53%			—%			(5.61)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Fidelity® VIP Contrafund® Portfolio - Initial Class:
2022	731	$58.86	to	$50.4	$70,779	0.51%	—%	to	0.75%	(26.31)%	to	(26.86)%
2021	788	$79.88	to	$68.91	$103,556	0.06%	—%	to	0.75%	27.83%	to	26.88%
2020	840	$62.49	to	$54.31	$86,320	0.25%	—%	to	0.75%	30.57%	to	29.59%
2019	906	$47.86	to	$41.91	$71,296	0.46%	—%	to	0.75%	31.56%	to	30.60%
2018	1,002	$36.37	to	$32.09	$59,773	0.70%	—%	to	0.75%	(6.38)%	to	(7.09)%

Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2022	1,471			$57.26	$84,226	0.26%			—%			(26.49)%
2021	1,549			$77.89	$120,651	0.03%			—%			27.52%
2020	1,686			$61.08	$102,967	0.08%			—%			30.23%
2019	1,922			$46.9	$90,129	0.21%			—%			7.05%
2018	2,284			$35.73	$81,619	0.43%			—%			(6.64)%

Fidelity® VIP Equity-Income Portfolio - Initial Class:
2022	380	$42	to	$32.68	$22,855	1.87%	—%	to	0.75%	(4.96)%	to	(5.66)%
2021	413	$44.19	to	$34.64	$25,941	1.91%	—%	to	0.75%	24.89%	to	23.98%
2020	435	$35.38	to	$27.94	$21,911	1.83%	—%	to	0.75%	6.69%	to	5.87%
2019	476	$33.16	to	$26.39	$22,461	2.00%	—%	to	0.75%	27.42%	to	26.51%
2018	522	$26.02	to	$20.86	$19,320	2.28%	—%	to	0.75%	(8.28)%	to	(8.99)%

Fidelity® VIP Equity-Income Portfolio - Service Class 2:
2022	681			$38.73	$26,373	1.75%			—%			(5.24)%
2021	690			$40.87	$28,217	1.68%			—%			24.60%
2020	702			$32.8	$23,011	1.64%			—%			6.42%
2019	806			$30.82	$24,850	1.83%			—%			6.02%
2018	823			$24.24	$19,948	2.03%			—%			(8.56)%

Fidelity® VIP Extended Market Index Portfolio - Service Class 2:
2022	14	$12.61	to	$12.28	$179	1.04%	—%	to	0.75%	(18.33)%	to	(18.94)%
2021	17	$15.44	to	$15.15	$259	1.64%	—%	to	0.75%	20.91%	to	20.05%
2020	6	$12.77	to	$12.62	$80	3.49%	—%	to	0.75%	16.20%	to	15.36%
2019 (6)	1	$10.99	to	$10.94	$6	2.75%	—%	to	0.75%	5.67%	to	9.40%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Fidelity® VIP Government Money Market Portfolio - Service Class:
2022	35,730	$10.59	to	$10.06	$378,371	1.40%	—%	to	0.75%	1.34%	to	0.60%
2021	31,663	$10.45	to	$10	$330,813	0.01%	—%	to	0.75%	—%	to	(0.70)%
2020	36,524	$10.45	to	$10.07	$381,580	0.22%	—%	to	0.75%	0.29%	to	(0.49)%
2019	25,999	$10.42	to	$10.12	$270,866	1.87%	—%	to	0.75%	0.29%	to	1.20%
2018	24,019	$10.22	to	$10	$245,550	1.54%	—%	to	0.75%	1.49%	to	0.70%

Fidelity® VIP Growth Portfolio - Service Class 2:
2022	394	$53.53	to	$45.85	$21,088	0.35%	—%	to	0.75%	(24.64)%	to	(25.22)%
2021	399	$71.03	to	$61.31	$28,334	—%	—%	to	0.75%	22.89%	to	21.99%
2020	397	$57.8	to	$50.26	$22,910	0.04%	—%	to	0.75%	43.57%	to	42.50%
2019	482	$40.26	to	$35.27	$19,414	0.06%	—%	to	0.75%	33.98%	to	32.94%
2018	584	$30.05	to	$26.53	$17,547	0.04%	—%	to	0.75%	(0.43)%	to	(1.15)%

Fidelity® VIP High Income Portfolio - Initial Class:
2022	175	$22.83	to	$25.38	$4,671	4.97%	—%	to	0.75%	(11.37)%	to	(12.03)%
2021	200	$25.76	to	$28.85	$6,048	5.53%	—%	to	0.75%	4.41%	to	3.63%
2020	168	$24.67	to	$27.84	$4,864	5.04%	—%	to	0.75%	2.74%	to	1.98%
2019	179	$24.01	to	$27.3	$5,031	5.13%	—%	to	0.75%	15.10%	to	14.23%
2018	195	$20.86	to	$23.9	$4,763	5.55%	—%	to	0.75%	(3.29)%	to	(3.98)%

Fidelity® VIP High Income Portfolio - Service Class 2:
2022	453			$31.34	$14,204	4.86%			—%			(11.69)%
2021	524			$35.49	$18,600	5.23%			—%			4.29%
2020	536			$34.03	$18,244	4.98%			—%			2.44%
2019	660			$33.22	$21,942	5.46%			—%			1.87%
2018	667			$28.95	$19,300	5.32%			—%			(3.60)%

Fidelity® VIP International Index Portfolio - Service Class 2:
2022	264	$10.95	to	$10.66	$2,887	2.01%	—%	to	0.75%	(16.22)%	to	(16.85)%
2021	265	$13.07	to	$12.82	$3,460	3.03%	—%	to	0.75%	7.48%	to	6.66%
2020	84	$12.16	to	$12.02	$1,018	1.88%	—%	to	0.75%	10.34%	to	9.47%
2019 (6)	51	$11.02	to	$10.98	$565	7.97%	—%	to	0.75%	5.25%	to	9.80%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2022	576			$39.22	$31,326	0.27%			—%			(14.97)%
2021	594			$46.12	$38,139	0.36%			—%			25.29%
2020	623			$36.81	$31,977	0.40%			—%			17.86%
2019	761			$50.1	$33,133	0.64%			—%			6.35%
2018	933			$25.35	$33,037	0.40%			—%			(14.79)%

Fidelity® VIP Strategic Income Portfolio - Service Class 2:
2022	589			$10.96	$6,454	3.59%			—%			(11.47)%
2021	535			$12.38	$6,621	2.54%			—%			3.51%
2020	409			$11.96	$4,888	3.24%			—%			7.17%
2019	382			$11.16	$4,259	4.09%			—%			10.60%
2018	92			$10.09	$931	6.71%			—%			(2.89)%

Fidelity® VIP Total Market Index Portfolio - Service Class 2:
2022	917	$13.69	to	$13.33	$12,553	1.57%	—%	to	0.75%	(19.42)%	to	(20.04)%
2021	123	$16.99	to	$16.67	$2,091	0.95%	—%	to	0.75%	25.39%	to	24.50%
2020	66	$13.55	to	$13.39	$888	2.38%	—%	to	0.75%	20.02%	to	19.02%
2019 (6)	28	$11.29	to	$11.25	$320	3.09%	—%	to	0.75%	6.51%	to	12.50%

Franklin Income VIP Fund - Class 2:
2022	369			$37.54	$13,862	4.81%			—%			(5.49)%
2021	355			$39.72	$14,110	4.70%			—%			16.75%
2020	390			$34.02	$13,275	5.68%			—%			0.71%
2019	527			$33.78	$17,792	5.02%			—%			16.04%
2018	519			$29.11	$15,106	4.69%			—%			(4.31)%

Franklin Mutual Global Discovery VIP Fund - Class 2:
2022	229			$42.16	$9,673	1.40%			—%			(4.77)%
2021	237			$44.27	$10,504	2.67%			—%			19.13%
2020	263			$37.16	$9,771	2.16%			—%			(4.45)%
2019	367			$38.89	$14,259	1.38%			—%			5.88%
2018	554			$31.27	$17,338	2.31%			—%			(11.22)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Franklin Mutual Shares VIP Fund - Class 2:
2022	387			$30.91	$11,978	1.86%			—%			(7.46)%
2021	386			$33.4	$12,905	3.16%			—%			19.20%
2020	393			$28.02	$11,001	2.88%			—%			(5.05)%
2019	409			$29.51	$12,068	1.81%			—%			22.55%
2018	419			$24.08	$10,089	2.40%			—%			(9.06)%

Franklin Rising Dividends VIP Fund - Class 2:
2022	454			$52.53	$23,831	0.80%			—%			(10.57)%
2021	451			$58.74	$26,490	0.86%			—%			26.79%
2020	460			$46.33	$21,300	1.28%			—%			15.97%
2019	533			$39.95	$21,297	1.26%			—%			6.28%
2018	607			$30.91	$18,768	1.26%			—%			(5.07)%

Franklin Small Cap Value VIP Fund - Class 2:
2022	384	$49.13	to	$45.03	$18,884	0.98%	—%	to	0.75%	(10.07)%	to	(10.73)%
2021	374	$54.63	to	$50.44	$20,407	1.08%	—%	to	0.75%	25.38%	to	24.42%
2020	379	$43.57	to	$40.54	$16,533	1.52%	—%	to	0.75%	5.19%	to	4.40%
2019	438	$41.42	to	$38.83	$18,134	1.08%	—%	to	0.75%	4.36%	to	25.42%
2018	476	$32.79	to	$30.96	$15,617	0.95%	—%	to	0.75%	(12.86)%	to	(13.54)%

Franklin Strategic Income VIP Fund - Class 2:
2022	856			$16.31	$13,965	4.26%			—%			(10.73)%
2021	927			$18.27	$16,945	3.26%			—%			2.12%
2020	997			$17.89	$17,844	4.82%			—%			3.41%
2019	1,013			$17.3	$17,524	4.91%			—%			8.06%
2018	1,114			$16.01	$17,841	2.59%			—%			(2.14)%

Franklin U.S. Government Securities VIP Fund - Class 2:
2022	22			$11.28	$244	2.37%			—%			(9.69)%
2021	20			$12.49	$250	2.57%			—%			(1.89)%
2020	27			$12.73	$350	5.04%			—%			3.83%
2019	34			$12.26	$418	4.14%			—%			5.24%
2018	125			$11.65	$1,453	2.59%			—%			0.34%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Global Emerging Markets Account - Class 1:
2022 (12)	883	$39.4	to	$33.84	$34,860	1.60%	—%	to	0.75%	(22.65)%	to	(23.23)%
2021	901	$50.94	to	$44.08	$46,004	0.44%	—%	to	0.75%	0.57%	to	(0.18)%
2020	915	$50.65	to	$44.16	$46,470	2.44%	—%	to	0.75%	19.23%	to	18.36%
2019	1,023	$42.48	to	$37.31	$43,551	0.90%	—%	to	0.75%	6.87%	to	16.70%
2018	1,101	$36.22	to	$31.97	$39,874	1.21%	—%	to	0.75%	(21.02)%	to	(21.60)%

Goldman Sachs VIT Small Cap Equity Insights Fund - Institutional Shares:
2022	57			$27.96	$1,606	0.31%			—%			(19.38)%
2021	54			$34.68	$1,882	0.43%			—%			23.77%
2020	64			$28.02	$1,788	0.25%			—%			8.60%
2019	71			$25.8	$1,831	0.46%			—%			24.82%
2018	74			$20.67	$1,530	0.85%			—%			(8.62)%

Government & High Quality Bond Account - Class 1:
2022	3,339	$13.15	to	$11.83	$43,884	1.40%	—%	to	0.75%	(11.80)%	to	(12.44)%
2021	3,576	$14.91	to	$13.51	$53,290	2.23%	—%	to	0.75%	(1.32)%	to	(2.03)%
2020	3,818	$15.11	to	$13.79	$57,666	2.59%	—%	to	0.75%	2.86%	to	2.07%
2019	3,674	$14.69	to	$13.51	$53,941	2.89%	—%	to	0.75%	0.62%	to	5.63%
2018	3,111	$13.8	to	$12.79	$42,915	3.78%	—%	to	0.75%	0.95%	to	0.16%

Invesco V.I. American Franchise Fund - Series I Shares:
2022	107	$29.34	to	$27.08	$3,150	—%	—%	to	0.75%	(31.11)%	to	(31.63)%
2021	112	$42.59	to	$39.61	$4,774	—%	—%	to	0.75%	11.90%	to	11.08%
2020	103	$38.06	to	$35.66	$3,913	0.07%	—%	to	0.75%	42.39%	to	41.28%
2019	108	$26.73	to	$25.24	$2,882	—%	—%	to	0.75%	36.73%	to	35.77%
2018	116	$19.55	to	$18.59	$2,267	—%	—%	to	0.75%	(3.60)%	to	(4.37)%

Invesco V.I. American Franchise Fund - Series II Shares:
2022	110			$28.55	$3,154	—%			—%			(31.30)%
2021	111			$41.56	$4,632	—%			—%			11.66%
2020	106			$37.22	$3,950	—%			—%			42.01%
2019	105			$26.21	$2,758	—%			—%			8.13%
2018	108			$19.21	$2,078	—%			—%			(3.90)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Invesco V.I. American Value Fund - Series I Shares:
2022	31	$15.22	to	$14.37	$470	0.79%	—%	to	0.75%	(2.62)%	to	(3.36)%
2021	18	$15.63	to	$14.87	$281	0.39%	—%	to	0.75%	28.01%	to	26.99%
2020	16	$12.21	to	$11.71	$195	1.10%	—%	to	0.75%	1.08%	to	0.43%
2019	12	$12.08	to	$11.66	$143	0.75%	—%	to	0.75%	7.28%	to	24.04%
2018	10	$9.66	to	$9.4	$96	0.51%	—%	to	0.75%	(12.66)%	to	(13.28)%

Invesco V.I. Core Equity Fund - Series I Shares:
2022	191	$31.63	to	$26.89	$6,037	0.93%	—%	to	0.75%	(20.55)%	to	(21.14)%
2021	205	$39.81	to	$34.1	$8,148	0.67%	—%	to	0.75%	27.76%	to	26.77%
2020	214	$31.16	to	$26.9	$6,651	1.36%	—%	to	0.75%	13.85%	to	13.03%
2019	234	$27.37	to	$23.8	$6,409	0.96%	—%	to	0.75%	28.98%	to	27.96%
2018	258	$21.22	to	$18.6	$5,475	0.84%	—%	to	0.75%	(9.43)%	to	(10.06)%

Invesco V.I. Core Equity Fund - Series II Shares:
2022	194			$44.39	$8,596	0.62%			—%			(20.75)%
2021	215			$56.01	$12,067	0.45%			—%			27.38%
2020	220			$43.97	$9,688	1.06%			—%			13.56%
2019	252			$38.72	$9,763	0.17%			—%			6.34%
2018	277			$30.09	$8,323	—%			—%			(9.61)%

Invesco V.I. Discovery Mid Cap Growth Fund - Series I Shares:
2022	258	$12.33	to	$12.08	$3,185	—%	—%	to	0.75%	(30.96)%	to	(31.52)%
2021	257	$17.86	to	$17.64	$4,596	—%	—%	to	0.75%	19.07%	to	18.23%
2020 (7)	265	$15	to	$14.92	$3,978	—%	—%	to	0.75%	48.22%	to	47.58%

Invesco V.I. EQV International Equity Fund - Series I Shares:
2022 (9)	362			$34.2	$12,379	1.71%			—%			(18.32)%
2021	392			$41.87	$16,404	1.28%			—%			5.89%
2020	411			$39.54	$16,235	2.39%			—%			14.01%
2019	420			$34.68	$14,563	1.42%			—%			28.54%
2018	596			$26.98	$16,083	1.93%			—%			(14.97)%

Invesco V.I. Global Real Estate Fund - Series I Shares:
2022	119			$11.28	$1,339	3.00%			—%			(24.90)%
2021	86			$15.02	$1,285	2.72%			—%			25.69%
2020	97			$11.95	$1,158	5.30%			—%			(12.33)%
2019	86			$13.63	$1,166	4.70%			—%			23.01%
2018	88			$11.08	$972	3.92%			—%			(6.18)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Invesco V.I. Health Care Fund - Series I Shares:
2022	473	$42.1	to	$35.79	$19,915	—%	—%	to	0.75%	(13.32)%	to	(13.97)%
2021	494	$48.57	to	$41.6	$24,015	0.20%	—%	to	0.75%	12.30%	to	11.47%
2020	525	$43.25	to	$37.32	$22,697	0.32%	—%	to	0.75%	14.48%	to	13.57%
2019	529	$37.78	to	$32.86	$19,992	0.04%	—%	to	0.75%	14.07%	to	31.55%
2018	573	$28.51	to	$24.98	$16,348	—%	—%	to	0.75%	0.88%	to	0.12%

Invesco V.I. Main Street Mid Cap Fund - Series II Shares:
2022	21	$28.2	to	$25.85	$583	0.07%	—%	to	0.75%	(14.47)%	to	(15.08)%
2021	25	$32.97	to	$30.44	$814	0.28%	—%	to	0.75%	22.88%	to	21.96%
2020	16	$26.83	to	$24.96	$421	0.51%	—%	to	0.75%	8.93%	to	8.10%
2019	14	$24.63	to	$23.09	$355	0.22%	—%	to	0.75%	6.62%	to	24.14%
2018	18	$19.7	to	$18.6	$345	0.12%	—%	to	0.75%	(11.58)%	to	(12.26)%

Invesco V.I. Main Street Small Cap Fund - Series II Shares:
2022	261			$37.06	$9,672	0.26%			—%			(16.04)%
2021	219			$44.14	$9,649	0.19%			—%			22.27%
2020	197			$36.1	$7,122	0.37%			—%			19.62%
2019	199			$30.18	$6,016	—%			—%			6.23%
2018	211			$23.93	$5,048	0.06%			—%			(10.51)%

Invesco V.I. Small Cap Equity Fund - Series I Shares:
2022	366	$26.47	to	$23.53	$9,937	—%	—%	to	0.75%	(20.51)%	to	(21.12)%
2021	374	$33.3	to	$29.83	$12,788	0.17%	—%	to	0.75%	20.39%	to	19.51%
2020	374	$27.66	to	$24.96	$10,603	0.35%	—%	to	0.75%	27.23%	to	26.32%
2019	437	$22.74	to	$19.76	$9,708	—%	—%	to	0.75%	26.61%	to	25.62%
2018	478	$17.17	to	$15.73	$8,387	—%	—%	to	0.75%	(15.08)%	to	(15.70)%

Invesco V.I. Technology Fund - Series I Shares:
2022	367	$21.19	to	$18.01	$7,763	—%	—%	to	0.75%	(39.94)%	to	(40.40)%
2021	402	$35.28	to	$30.22	$14,170	—%	—%	to	0.75%	14.40%	to	13.57%
2020	413	$30.84	to	$26.61	$12,726	—%	—%	to	0.75%	46.16%	to	45.01%
2019	405	$21.1	to	$18.35	$8,533	—%	—%	to	0.75%	35.87%	to	34.83%
2018	481	$15.53	to	$13.61	$7,456	—%	—%	to	0.75%	(0.45)%	to	(1.16)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Janus Henderson Balanced Portfolio - Service Shares:
2022	880			$42.91	$37,770	1.15%			—%			(16.61)%
2021	811			$51.46	$41,748	0.88%			—%			16.90%
2020	800			$44.02	$35,208	2.05%			—%			14.04%
2019	771			$38.6	$29,768	1.65%			—%			22.27%
2018	706			$31.57	$22,282	1.79%			—%			0.41%

Janus Henderson Enterprise Portfolio - Service Shares:
2022	1,121	$54.75	to	$46.55	$61,384	0.27%	—%	to	0.75%	(16.14)%	to	(16.77)%
2021	1,230	$65.29	to	$55.93	$80,282	0.24%	—%	to	0.75%	16.55%	to	15.68%
2020	1,323	$56.02	to	$48.35	$74,115	0.05%	—%	to	0.75%	19.17%	to	18.30%
2019	1,527	$47.01	to	$40.87	$71,794	0.05%	—%	to	0.75%	5.66%	to	34.13%
2018	1,402	$34.78	to	$30.47	$48,773	0.13%	—%	to	0.75%	(10.52)%	to	(1.42)%

Janus Henderson Flexible Bond Portfolio - Service Shares:
2022	1,489			$22.41	$33,379	2.17%			—%			(13.91)%
2021	1,544			$26.03	$40,193	2.24%			—%			(1.10)%
2020	1,683			$26.32	$44,288	2.45%			—%			10.26%
2019	1,621			$23.87	$38,697	2.75%			—%			9.24%
2018	1,912			$21.85	$41,777	2.62%			—%			(1.27)%

Janus Henderson Forty Portfolio - Service Shares:
2022	407			$34.71	$14,118	0.05%			—%			(33.72)%
2021	435			$52.37	$22,799	0.54%			—%			22.62%
2020	455			$42.71	$19,438	0.63%			—%			39.03%
2019	486			$30.72	$14,937	0.02%			—%			6.85%
2018	547			$22.45	$12,281	1.27%			—%			1.72%

Janus Henderson Global Research Portfolio - Service Shares:
2022	141			$29	$4,075	1.50%			—%			(19.62)%
2021	145			$36.08	$5,244	0.37%			—%			17.79%
2020	175			$30.63	$5,370	0.63%			—%			19.79%
2019	192			$25.57	$4,909	0.87%			—%			28.69%
2018	207			$19.87	$4,113	1.04%			—%			(7.06)%

Janus Henderson Global Sustainable Equity Portfolio - Service Shares:
2022 (13)	—	$9.35	to	$9.31	$3	2.20%	—%	to	0.75%	(6.87)%	to	(7.27)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Janus Henderson Global Technology and Innovation Portfolio - Service Shares:
2022	237	$13.07	to	$12.72	$3,092	—%	—%	to	0.75%	(37.10)%	to	(37.59)%
2021	263	$20.78	to	$20.38	$5,460	0.64%	—%	to	0.75%	17.73%	to	16.86%
2020	234	$17.65	to	$17.44	$4,126	—%	—%	to	0.75%	50.73%	to	49.57%
2019 (6)	34	$11.71	to	$11.66	$399	—%	—%	to	0.75%	8.73%	to	16.60%

Janus Henderson Overseas Portfolio - Service Shares:
2022	78			$36.27	$2,816	1.70%			—%			(8.82)%
2021	81			$39.78	$3,215	1.05%			—%			13.30%
2020	78			$35.11	$2,722	1.19%			—%			15.99%
2019	111			$30.27	$3,349	1.81%			—%			26.71%
2018	132			$23.89	$3,150	1.67%			—%			(15.13)%

JP Morgan Core Bond Portfolio - Class 1 Shares:
2022	308			$14.62	$4,501	1.97%			—%			(12.61)%
2021	364			$16.73	$6,081	1.90%			—%			(1.36)%
2020	354			$16.96	$6,008	1.79%			—%			7.89%
2019	211			$15.72	$3,318	2.51%			—%			8.12%
2018	190			$14.54	$2,767	2.24%			—%			0.07%

JP Morgan Small Cap Core Portfolio - Class 1 Shares:
2022	44			$48.35	$2,137	0.46%			—%			(19.35)%
2021	47			$59.95	$2,843	0.47%			—%			21.38%
2020	56			$49.39	$2,751	1.00%			—%			13.70%
2019	88			$43.44	$3,827	0.40%			—%			24.58%
2018	107			$34.87	$3,740	0.39%			—%			(11.94)%

LargeCap Growth I Account - Class 1:
2022	3,641	$47.59	to	$39.23	$282,897	—%	—%	to	0.75%	(34.16)%	to	(34.65)%
2021	3,882	$72.28	to	$60.03	$458,753	—%	—%	to	0.75%	21.89%	to	20.98%
2020	4,019	$59.29	to	$49.62	$389,617	0.03%	—%	to	0.75%	36.17%	to	35.17%
2019	4,456	$72.4	to	$36.71	$317,348	0.05%	—%	to	0.75%	7.45%	to	33.93%
2018	3,602	$32.27	to	$27.41	$190,724	0.04%	—%	to	0.75%	3.60%	to	2.81%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

LargeCap S&P 500 Index Account - Class 1:
2022	8,361	$41.6	to	$36.08	$347,815	1.28%	—%	to	0.75%	(18.34)%	to	(18.94)%
2021	8,254	$50.94	to	$44.51	$420,418	1.39%	—%	to	0.75%	28.34%	to	27.35%
2020	7,971	$39.69	to	$34.95	$316,374	1.67%	—%	to	0.75%	18.09%	to	17.20%
2019	6,347	$33.61	to	$29.82	$213,356	1.89%	—%	to	0.75%	6.63%	to	30.10%
2018	6,210	$25.64	to	$22.92	$159,228	1.73%	—%	to	0.75%	(4.58)%	to	(5.29)%

Lord Abbett Series Fund Developing Growth Portfolio - Class VC:
2022	95	$21.44	to	$20.4	$2,040	—%	—%	to	0.75%	(35.98)%	to	(36.47)%
2021	93	$33.49	to	$32.11	$3,107	—%	—%	to	0.75%	(2.76)%	to	(3.46)%
2020	86	$34.44	to	$33.26	$2,960	—%	—%	to	0.75%	72.63%	to	71.27%
2019	40	$19.95	to	$19.42	$801	—%	—%	to	0.75%	4.56%	to	30.77%
2018	36	$15.14	to	$14.85	$552	—%	—%	to	0.75%	4.85%	to	4.14%

MFS® Blended Research Small Cap Equity Portfolio Series - Service Class:
2022	148	$17.51	to	$16.66	$2,598	0.52%	—%	to	0.75%	(18.56)%	to	(19.17)%
2021	131	$21.5	to	$20.61	$2,806	0.62%	—%	to	0.75%	29.21%	to	28.17%
2020	114	$16.64	to	$16.08	$1,902	0.62%	—%	to	0.75%	2.09%	to	1.39%
2019	94	$16.3	to	$15.86	$1,529	0.49%	—%	to	0.75%	8.09%	to	25.38%
2018	55	$12.9	to	$12.65	$713	0.70%	—%	to	0.75%	(5.36)%	to	(6.02)%

MFS® Global Equity Series - Service Class:
2022	255			$34.73	$8,867	0.22%			—%			(17.93)%
2021	289			$42.32	$12,224	0.46%			—%			16.87%
2020	310			$36.21	$11,230	0.99%			—%			13.05%
2019	295			$32.03	$9,456	0.99%			—%			30.20%
2018	235			$24.6	$5,773	0.71%			—%			(9.92)%

MFS® Growth Series - Service Class:
2022	652			$59.49	$38,812	—%			—%			(31.81)%
2021	661			$87.24	$57,695	—%			—%			23.24%
2020	684			$70.79	$48,412	—%			—%			31.53%
2019	799			$53.82	$43,012	—%			—%			37.79%
2018	805			$39.06	$31,443	—%			—%			2.41%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

MFS® Inflation-Adjusted Bond Portfolio - Service Class:
2022	205			$9.64	$1,980	4.33%			—%			(21.69)%
2021	249			$12.31	$3,060	0.83%			—%			1.32%
2020	79			$12.15	$964	0.26%			—%			13.23%
2019	35			$10.73	$374	1.54%			—%			8.06%
2018	12			$9.93	$117	1.63%			—%			(4.70)%

MFS® International Intrinsic Value Portfolio - Service Class:
2022	1,589			$17.81	$28,306	0.50%			—%			(23.76)%
2021	1,482			$23.36	$34,626	0.14%			—%			10.29%
2020	1,415			$21.18	$29,981	0.78%			—%			20.20%
2019	1,239			$17.62	$21,840	1.53%			—%			25.68%
2018	924			$14.02	$12,961	0.94%			—%			(9.72)%

MFS® Mid Cap Growth Series - Service Class:
2022	1			$39.44	$50	—%			—%			(28.78)%
2021	8			$55.38	$448	—%			—%			13.86%
2020	8			$48.64	$389	—%			—%			36.13%
2019	15			$35.73	$552	—%			—%			38.27%
2018	75			$25.84	$1,940	—%			—%			0.94%

MFS® Mid Cap Value Portfolio - Service Class:
2022	354	$17.25	to	$16.29	$6,104	0.88%	—%	to	0.75%	(9.02)%	to	(9.70)%
2021	256	$18.96	to	$18.04	$4,861	0.74%	—%	to	0.75%	30.58%	to	29.69%
2020	195	$14.52	to	$13.91	$2,834	1.01%	—%	to	0.75%	3.71%	to	2.88%
2019	215	$14	to	$13.52	$3,016	0.72%	—%	to	0.75%	5.98%	to	29.75%
2018	103	$10.71	to	$10.42	$1,105	0.68%	—%	to	0.75%	(11.63)%	to	(12.29)%

MFS® New Discovery Series - Service Class:
2022	264	$47.74	to	$43.75	$12,626	—%	—%	to	0.75%	(29.99)%	to	(30.52)%
2021	266	$68.19	to	$62.97	$18,119	—%	—%	to	0.75%	1.56%	to	0.82%
2020	299	$67.14	to	$62.46	$20,073	—%	—%	to	0.75%	45.58%	to	44.48%
2019	347	$46.12	to	$43.23	$15,987	—%	—%	to	0.75%	8.70%	to	40.22%
2018	381	$32.64	to	$30.83	$12,422	—%	—%	to	0.75%	(1.72)%	to	(2.47)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

MFS® New Discovery Value Portfolio - Service Class:
2022	126	$20.32	to	$19.33	$2,562	0.39%	—%	to	0.75%	(11.23)%	to	(11.94)%
2021	123	$22.89	to	$21.95	$2,812	0.67%	—%	to	0.75%	33.86%	to	32.87%
2020	105	$17.1	to	$16.52	$1,802	0.74%	—%	to	0.75%	3.76%	to	2.99%
2019	62	$16.48	to	$16.04	$1,019	0.37%	—%	to	0.75%	6.32%	to	32.45%
2018	25	$12.35	to	$12.11	$310	0.28%	—%	to	0.75%	(11.02)%	to	(11.67)%

MFS® Research International Series - Service Class:
2022	210			$13.1	$2,757	1.65%			—%			(17.82)%
2021	236			$15.94	$3,762	0.67%			—%			11.24%
2020	188			$14.33	$2,693	1.77%			—%			12.75%
2019	219			$12.71	$2,787	1.22%			—%			27.61%
2018	219			$9.96	$2,182	1.18%			—%			(14.29)%

MFS® Total Return Series - Service Class:
2022	213			$23.47	$4,988	1.60%			—%			(9.83)%
2021	201			$26.03	$5,227	1.73%			—%			13.82%
2020	177			$22.87	$4,038	2.00%			—%			9.53%
2019	164			$20.88	$3,416	2.30%			—%			20.14%
2018	149			$17.38	$2,595	2.03%			—%			(5.90)%

MFS® Utilities Series - Service Class:
2022	232			$25.71	$5,960	2.34%			—%			0.47%
2021	204			$25.59	$5,219	1.53%			—%			13.83%
2020	212			$22.48	$4,760	2.23%			—%			5.64%
2019	216			$21.28	$4,604	3.77%			—%			2.60%
2018	225			$17.05	$3,845	0.85%			—%			0.77%

MFS® Value Series - Service Class:
2022	809			$48.11	$38,936	1.15%			—%			(6.15)%
2021	898			$51.26	$46,006	1.19%			—%			25.18%
2020	860			$40.95	$35,229	1.36%			—%			3.20%
2019	1,023			$39.68	$40,604	1.91%			—%			29.50%
2018	1,041			$30.64	$31,883	1.30%			—%			(10.36)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

MidCap Account - Class 1:
2022	1,419	$110.98	to	$385.34	$207,595	0.19%	—%	to	0.75%	(22.98)%	to	(23.55)%
2021	1,515	$144.09	to	$504.06	$287,850	0.13%	—%	to	0.75%	25.52%	to	24.59%
2020	1,616	$114.79	to	$404.58	$244,972	0.72%	—%	to	0.75%	16.24%	to	17.45%
2019	1,824	$97	to	$344.48	$233,335	0.27%	—%	to	0.75%	43.09%	to	42.03%
2018	2,005	$67.79	to	$242.54	$179,111	0.28%	—%	to	0.75%	(6.55)%	to	(7.25)%

Neuberger Berman AMT Mid Cap Growth Portfolio - Class S:
2022	85			$17.31	$1,477	—%			—%			(28.82)%
2021	105			$24.32	$2,553	—%			—%			12.75%
2020	60			$21.57	$1,298	—%			—%			39.70%
2019	52			$15.44	$796	—%			—%			32.53%
2018	53			$11.65	$618	—%			—%			(6.58)%

Neuberger Berman AMT Sustainable Equity Portfolio - Class I:
2022	456			$13.18	$6,007	0.45%			—%			(18.44)%
2021	509			$16.16	$8,225	0.38%			—%			23.45%
2020	533			$13.09	$6,979	0.62%			—%			19.54%
2019 (5)	899			$10.95	$9,838	0.54%			—%			6.52%

PIMCO All Asset Portfolio - Administrative Class:
2022	184			$15.28	$2,804	7.63%			—%			(11.83)%
2021	159			$17.33	$2,758	11.13%			—%			16.23%
2020	130			$14.91	$1,933	5.07%			—%			8.04%
2019	157			$13.8	$2,164	2.88%			—%			11.83%
2018	219			$12.34	$2,702	3.13%			—%			(5.37)%

PIMCO Commodity Real Return Strategy Portfolio - Administrative Class:
2022	381			$8.99	$3,425	21.63%			—%			8.57%
2021	453			$8.28	$3,751	3.87%			—%			33.33%
2020	129			$6.21	$799	6.12%			—%			1.31%
2019	115			$6.13	$705	4.37%			—%			11.45%
2018	110			$5.5	$607	2.15%			—%			(14.06)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,			For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio	Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

PIMCO Emerging Market Bond Portfolio - Administrative Class:
2022	175	$12.37	$2,167	4.81%	—%	(15.74)%
2021	143	$14.68	$2,097	4.48%	—%	(2.59)%
2020	122	$15.07	$1,833	4.50%	—%	6.73%
2019	90	$14.12	$1,270	4.39%	—%	14.80%
2018	95	$12.3	$1,170	4.15%	—%	(4.73)%

PIMCO High Yield Portfolio - Administrative Class:
2022	929	$19.71	$18,313	5.06%	—%	(10.29)%
2021	980	$21.97	$21,532	4.42%	—%	3.63%
2020	922	$21.2	$19,536	4.80%	—%	5.74%
2019	848	$20.05	$16,989	4.88%	—%	14.77%
2018	744	$17.47	$13,003	5.09%	—%	(2.67)%

PIMCO Long-Term U.S. Government Portfolio - Administrative Class:
2022	73	$10.56	$772	2.08%	—%	(28.94)%
2021	67	$14.86	$998	1.56%	—%	(4.74)%
2020	84	$15.6	$1,310	1.53%	—%	17.38%
2019	19	$13.29	$252	2.25%	—%	13.40%
2018	62	$11.72	$730	2.39%	—%	(2.41)%

PIMCO Low Duration Portfolio - Administrative Class:
2022	617	$10.25	$6,333	1.69%	—%	(5.79)%
2021	647	$10.88	$7,041	0.53%	—%	(0.91)%
2020	159	$10.98	$1,747	1.14%	—%	3.00%
2019	147	$10.66	$1,564	2.68%	—%	4.00%
2018	49	$10.25	$502	2.11%	—%	0.39%

PIMCO Real Return Portfolio - Administrative Class:
2022	1,087	$14.21	$15,445	7.08%	—%	(11.90)%
2021	1,294	$16.13	$20,869	4.93%	—%	5.63%
2020	1,282	$15.27	$19,584	1.45%	—%	11.70%
2019	936	$13.67	$12,805	1.65%	—%	8.49%
2018	852	$12.6	$10,742	2.44%	—%	(2.25)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

PIMCO Short-Term Portfolio - Administrative Class:
2022	3,653			$12.06	$44,064	1.64%			—%			(0.17)%
2021	3,692			$12.08	$44,606	1.08%			—%			(0.08)%
2020	3,666			$12.09	$44,313	1.23%			—%			2.28%
2019	3,413			$11.82	$40,357	2.42%			—%			2.78%
2018	2,576			$11.5	$29,633	2.13%			—%			1.50%

PIMCO Total Return Portfolio - Administrative Class:
2022	2,799			$13.4	$37,507	2.62%			—%			(14.32)%
2021	2,719			$15.64	$42,494	1.83%			—%			(1.26)%
2020	3,170			$15.84	$50,184	2.12%			—%			8.72%
2019	3,344			$14.57	$48,734	2.99%			—%			8.33%
2018	3,288			$13.45	$44,224	2.54%			—%			(0.52)%

Principal Capital Appreciation Account - Class 1:
2022	1,256	$21.09	to	$19.91	$26,482	0.80%	—%	to	0.75%	(16.44)%	to	(17.04)%
2021	1,324	$25.24	to	$24	$33,406	0.87%	—%	to	0.75%	27.86%	to	26.92%
2020	1,346	$19.74	to	$18.91	$26,569	1.29%	—%	to	0.75%	18.70%	to	17.82%
2019	1,445	$16.63	to	$16.05	$24,031	1.60%	—%	to	0.75%	5.92%	to	31.45%
2018	1,522	$12.55	to	$12.21	$19,104	1.15%	—%	to	0.75%	(3.46)%	to	(4.08)%

Principal LifeTime 2010 Account - Class 1:
2022	923	$22.73	to	$24.51	$20,988	2.99%	—%	to	0.75%	(13.21)%	to	(13.85)%
2021	828	$26.18	to	$28.45	$21,677	1.76%	—%	to	0.75%	5.91%	to	5.14%
2020	775	$24.72	to	$27.06	$19,159	2.48%	—%	to	0.75%	11.40%	to	10.58%
2019	654	$22.19	to	$24.47	$14,518	2.86%	—%	to	0.75%	2.40%	to	13.23%
2018	731	$19.45	to	$21.61	$14,211	3.00%	—%	to	0.75%	(3.86)%	to	(4.59)%

Principal LifeTime 2020 Account - Class 1:
2022	3,209	$27.19	to	$29.51	$87,292	3.19%	—%	to	0.75%	(14.39)%	to	(15.03)%
2021	3,589	$31.76	to	$34.73	$114,028	1.65%	—%	to	0.75%	9.18%	to	8.36%
2020	3,854	$29.09	to	$32.05	$112,185	2.60%	—%	to	0.75%	12.88%	to	12.02%
2019	4,162	$25.77	to	$28.61	$107,316	2.42%	—%	to	0.75%	3.33%	to	17.25%
2018	4,063	$21.83	to	$24.4	$88,691	2.75%	—%	to	0.75%	(5.37)%	to	(6.12)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Principal LifeTime 2030 Account - Class 1:
2022	5,319	$29.17	to	$32.88	$155,225	2.88%	—%	to	0.75%	(16.85)%	to	(17.47)%
2021	5,187	$35.08	to	$39.84	$182,007	1.37%	—%	to	0.75%	12.79%	to	11.97%
2020	5,060	$31.1	to	$35.58	$157,417	2.12%	—%	to	0.75%	14.88%	to	14.00%
2019	4,408	$27.07	to	$31.21	$119,380	2.14%	—%	to	0.75%	4.32%	to	21.11%
2018	3,719	$22.2	to	$25.77	$82,562	2.57%	—%	to	0.75%	(7.04)%	to	(7.77)%

Principal LifeTime 2040 Account - Class 1:
2022	2,752	$31.88	to	$36.35	$87,772	3.23%	—%	to	0.75%	(18.11)%	to	(18.72)%
2021	2,668	$38.93	to	$44.72	$103,890	1.29%	—%	to	0.75%	15.28%	to	14.43%
2020	2,448	$33.76	to	$39.08	$82,669	2.01%	—%	to	0.75%	16.09%	to	15.25%
2019	2,222	$29.08	to	$33.91	$64,652	1.92%	—%	to	0.75%	4.91%	to	23.80%
2018	1,991	$23.32	to	$27.39	$46,443	2.09%	—%	to	0.75%	(7.86)%	to	(8.55)%

Principal LifeTime 2050 Account - Class 1:
2022	1,234	$33.02	to	$38.13	$40,786	3.46%	—%	to	0.75%	(18.81)%	to	(19.40)%
2021	1,242	$40.67	to	$47.31	$50,587	1.15%	—%	to	0.75%	17.03%	to	16.16%
2020	989	$34.75	to	$40.73	$34,417	1.87%	—%	to	0.75%	16.65%	to	15.81%
2019	827	$29.79	to	$35.17	$24,643	1.90%	—%	to	0.75%	5.34%	to	25.43%
2018	802	$23.58	to	$28.04	$18,910	2.03%	—%	to	0.75%	(8.64)%	to	(9.34)%

Principal LifeTime 2060 Account - Class 1:
2022	517	$19.45	to	$18.1	$10,065	3.07%	—%	to	0.75%	(18.79)%	to	(19.38)%
2021	523	$23.95	to	$22.45	$12,518	1.04%	—%	to	0.75%	17.98%	to	17.11%
2020	425	$20.3	to	$19.17	$8,620	1.56%	—%	to	0.75%	16.53%	to	15.69%
2019	368	$17.42	to	$16.57	$6,408	1.46%	—%	to	0.75%	5.64%	to	26.30%
2018	253	$13.69	to	$13.12	$3,466	1.93%	—%	to	0.75%	(9.22)%	to	(9.95)%

Principal LifeTime Strategic Income Account - Class 1:
2022	834	$19.72	to	$19.67	$16,444	3.32%	—%	to	0.75%	(13.09)%	to	(13.73)%
2021	870	$22.69	to	$22.8	$19,754	1.88%	—%	to	0.75%	4.51%	to	3.78%
2020	945	$21.71	to	$21.97	$20,523	2.44%	—%	to	0.75%	10.32%	to	9.47%
2019	779	$19.68	to	$20.07	$15,328	2.67%	—%	to	0.75%	1.97%	to	11.62%
2018	515	$17.5	to	$17.98	$9,024	2.94%	—%	to	0.75%	(3.05)%	to	(3.75)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Putnam VT Growth Opportunities Fund - Class IB:
2022	1,432	$21.78	to	$20.8	$31,184	—%	—%	to	0.75%	(30.50)%	to	(31.03)%
2021	1,524	$31.34	to	$30.16	$47,763	—%	—%	to	0.75%	22.66%	to	21.76%
2020	1,687	$25.55	to	$24.77	$43,096	0.04%	—%	to	0.75%	38.71%	to	37.61%
2019	1,814	$18.42	to	$18	$33,423	0.13%	—%	to	0.75%	6.78%	to	35.75%
2018	1,947	$13.47	to	$13.26	$26,234	—%	—%	to	0.75%	2.36%	to	1.61%

Putnam VT International Equity Fund - Class IB:
2022	60			$22.57	$1,350	1.56%			—%			(14.77)%
2021	64			$26.48	$1,708	0.90%			—%			8.84%
2020	56			$24.33	$1,354	1.50%			—%			12.07%
2019	47			$21.71	$1,015	1.29%			—%			25.20%
2018	36			$17.34	$626	1.45%			—%			(19.12)%

Putnam VT International Value Fund - Class IB:
2022	26			$12.49	$320	1.37%			—%			(6.86)%
2021	1			$13.41	$20	0.44%			—%			15.01%
2020 (8)	—			$11.66	$—	—%			—%			15.10%

Putnam VT Large Cap Value Fund - Class 1B:
2022	252			$17.61	$4,438	1.02%			—%			(3.14)%
2021	101			$18.18	$1,831	1.10%			—%			27.31%
2020	91			$14.28	$1,296	1.33%			—%			5.78%
2019	54			$13.5	$729	2.13%			—%			30.43%
2018	65			$10.35	$677	0.71%			—%			(8.49)%

Real Estate Securities Account - Class 1:
2022	694	$98.17	to	$72.17	$68,177	1.25%	—%	to	0.75%	(25.41)%	to	(25.97)%
2021	714	$131.62	to	$97.49	$94,116	1.44%	—%	to	0.75%	40.44%	to	39.39%
2020	708	$93.72	to	$69.94	$66,464	1.96%	—%	to	0.75%	(3.41)%	to	(4.14)%
2019	847	$97.03	to	$72.96	$82,312	1.79%	—%	to	0.75%	(0.88)%	to	30.29%
2018	916	$73.92	to	$56	$67,765	1.81%	—%	to	0.75%	(4.22)%	to	(4.94)%

Rydex VT Basic Materials Fund:
2022	39			$13.18	$511	0.57%			—%			(9.66)%
2021	38			$14.59	$555	0.61%			—%			23.02%
2020	36			$11.86	$421	1.33%			—%			19.68%
2019	37			$9.91	$366	—%			—%			21.45%
2018 (4)	—			$8.16	$—	—%			—%			(18.56)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Rydex VT Utilities Fund:
2022	26			$14.24	$374	0.82%			—%			1.06%
2021	18			$14.09	$247	1.66%			—%			14.55%
2020	21			$12.3	$264	—%			—%			(5.17)%
2019	3			$12.97	$34	—%			—%			18.99%
2018 (4)	—			$10.9	$—	—%			—%			9.66%

SAM Balanced Portfolio - Class 1:
2022	3,508	$22.83	to	$29.76	$80,150	2.41%	—%	to	0.75%	(16.16)%	to	(16.78)%
2021	3,724	$27.22	to	$35.76	$101,471	1.57%	—%	to	0.75%	13.74%	to	12.88%
2020	3,710	$23.93	to	$31.68	$88,875	2.24%	—%	to	0.75%	11.25%	to	10.46%
2019	3,806	$21.51	to	$28.68	$81,942	2.52%	—%	to	0.75%	3.81%	to	19.10%
2018	3,966	$17.93	to	$24.08	$71,152	3.07%	—%	to	0.75%	(5.03)%	to	(5.75)%

SAM Conservative Balanced Portfolio - Class 1:
2022	2,676	$20.7	to	$24.16	$55,396	2.44%	—%	to	0.75%	(14.46)%	to	(15.11)%
2021	2,626	$24.2	to	$28.46	$63,551	1.84%	—%	to	0.75%	9.70%	to	8.92%
2020	2,557	$22.06	to	$26.13	$56,420	2.39%	—%	to	0.75%	9.59%	to	8.78%
2019	2,643	$20.12	to	$24.02	$53,200	2.92%	—%	to	0.75%	2.86%	to	14.98%
2018	2,524	$17.37	to	$20.89	$43,839	3.45%	—%	to	0.75%	(3.50)%	to	(4.22)%

SAM Conservative Growth Portfolio - Class 1:
2022	2,947	$24.31	to	$35.8	$71,710	2.14%	—%	to	0.75%	(17.79)%	to	(18.40)%
2021	2,936	$29.57	to	$43.87	$86,924	1.21%	—%	to	0.75%	17.71%	to	16.86%
2020	3,113	$25.12	to	$37.54	$78,262	1.88%	—%	to	0.75%	12.95%	to	12.09%
2019	3,157	$22.24	to	$33.49	$70,267	1.84%	—%	to	0.75%	4.71%	to	23.12%
2018	3,304	$17.93	to	$27.2	$59,275	2.79%	—%	to	0.75%	(6.61)%	to	(7.29)%

SAM Flexible Income Portfolio - Class 1:
2022	1,266	$19.51	to	$21.18	$24,706	2.86%	—%	to	0.75%	(13.10)%	to	(13.76)%
2021	1,309	$22.45	to	$24.56	$29,405	2.37%	—%	to	0.75%	6.85%	to	6.09%
2020	1,238	$21	to	$23.15	$26,011	2.74%	—%	to	0.75%	7.25%	to	6.44%
2019	1,279	$19.58	to	$21.75	$25,045	3.50%	—%	to	0.75%	2.03%	to	12.40%
2018	1,200	$17.29	to	$19.35	$20,760	4.04%	—%	to	0.75%	(1.98)%	to	(2.67)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

SAM Strategic Growth Portfolio - Class 1:
2022	2,883	$25.3	to	$40.38	$72,989	2.19%	—%	to	0.75%	(18.81)%	to	(19.40)%
2021	2,951	$31.14	to	$50.1	$91,994	0.96%	—%	to	0.75%	19.86%	to	18.97%
2020	2,950	$25.98	to	$42.11	$76,715	1.81%	—%	to	0.75%	15.36%	to	14.52%
2019	3,032	$22.52	to	$36.77	$68,324	1.54%	—%	to	0.75%	5.58%	to	26.49%
2018	3,048	$17.67	to	$29.07	$53,884	2.39%	—%	to	0.75%	(8.63)%	to	(9.27)%

Short-Term Income Account - Class 1:
2022	5,022	$13.85	to	$12.45	$69,519	1.13%	—%	to	0.75%	(3.42)%	to	(4.23)%
2021	4,586	$14.34	to	$13	$65,759	1.53%	—%	to	0.75%	(0.69)%	to	(1.44)%
2020	5,332	$14.44	to	$13.19	$77,009	2.37%	—%	to	0.75%	3.36%	to	2.57%
2019	4,004	$13.97	to	$12.86	$55,945	2.70%	—%	to	0.75%	0.36%	to	3.96%
2018	3,326	$13.35	to	$12.37	$44,389	2.16%	—%	to	0.75%	1.06%	to	0.24%

SmallCap Account - Class 1:
2022	1,731	$44.73	to	$34.82	$77,486	0.06%	—%	to	0.75%	(20.64)%	to	(21.22)%
2021	1,823	$56.36	to	$44.2	$102,774	0.31%	—%	to	0.75%	20.12%	to	19.23%
2020	1,910	$46.92	to	$37.07	$89,699	0.51%	—%	to	0.75%	22.19%	to	21.26%
2019	2,177	$38.4	to	$30.57	$83,630	0.33%	—%	to	0.75%	5.67%	to	26.48%
2018	2,361	$30.14	to	$24.17	$71,213	0.30%	—%	to	0.75%	(10.88)%	to	(11.56)%

T. Rowe Price Equity Income Portfolio - II:
2022	57			$31.97	$1,827	1.67%			—%			(3.59)%
2021	48			$33.16	$1,589	1.39%			—%			25.18%
2020	74			$26.49	$1,966	2.12%			—%			0.99%
2019	78			$26.23	$2,054	1.97%			—%			26.05%
2018	80			$20.81	$1,666	1.66%			—%			(9.72)%

T. Rowe Price Health Sciences Portfolio - II:
2022	125			$18.6	$2,320	—%			—%			(12.72)%
2021	117			$21.31	$2,499	—%			—%			12.87%
2020	130			$18.88	$2,458	—%			—%			29.23%
2019	101			$14.61	$1,477	—%			—%			28.61%
2018	91			$11.36	$1,028	—%			—%			0.89%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Templeton Developing Markets VIP Fund - Class 2:
2022	441			$17.86	$7,873	2.74%			—%			(21.97)%
2021	441			$22.89	$10,100	0.91%			—%			(5.76)%
2020	450			$24.29	$10,922	4.15%			—%			17.23%
2019	441			$20.72	$9,135	1.00%			—%			26.65%
2018	404			$16.36	$6,614	0.86%			—%			(15.80)%

Templeton Foreign VIP Fund - Class 2:
2022	963			$11.72	$11,290	3.08%			—%			(7.64)%
2021	989			$12.69	$12,548	1.83%			—%			4.19%
2020	998			$12.18	$12,158	3.51%			—%			(1.14)%
2019	1,034			$12.32	$12,742	1.71%			—%			12.51%
2018	1,188			$10.95	$13,012	2.68%			—%			(15.44)%

Templeton Global Bond VIP Fund - Class 2:
2022	759	$14.27	to	$13.1	$10,845	—%	—%	to	0.75%	(4.93)%	to	(5.62)%
2021	835	$15.01	to	$13.88	$12,556	—%	—%	to	0.75%	(5.00)%	to	(5.71)%
2020	1,031	$15.8	to	$14.72	$16,320	8.61%	—%	to	0.75%	(5.33)%	to	(6.00)%
2019	1,351	$16.68	to	$15.66	$22,564	6.96%	—%	to	0.75%	1.28%	to	1.23%
2018	1,232	$16.38	to	$15.47	$20,179	—%	—%	to	0.75%	1.93%	to	1.18%

TOPS® Managed Risk Balanced ETF Portfolio - Class 2:
2022	44	$14.62	to	$13.5	$641	18.28%	—%	to	0.75%	(11.87)%	to	(12.51)%
2021	44	$16.59	to	$15.43	$725	1.13%	—%	to	0.75%	8.57%	to	7.75%
2020	41	$15.28	to	$14.32	$633	2.29%	—%	to	0.75%	5.89%	to	5.06%
2019	40	$14.43	to	$13.63	$582	1.71%	—%	to	0.75%	3.07%	to	13.77%
2018	62	$12.59	to	$11.98	$786	1.87%	—%	to	0.75%	(6.04)%	to	(6.77)%

TOPS® Managed Risk Growth ETF Portfolio - Class 2:
2022	65	$15.71	to	$14.51	$1,028	8.16%	—%	to	0.75%	(13.73)%	to	(14.34)%
2021	64	$18.21	to	$16.94	$1,168	1.05%	—%	to	0.75%	12.55%	to	11.74%
2020	61	$16.18	to	$15.16	$985	2.34%	—%	to	0.75%	5.20%	to	4.41%
2019	92	$15.38	to	$14.52	$1,410	1.87%	—%	to	0.75%	4.84%	to	16.16%
2018	89	$13.14	to	$12.5	$1,172	1.57%	—%	to	0.75%	(8.69)%	to	(9.42)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

TOPS® Managed Risk Moderate Growth ETF Portfolio - Class 2:
2022	55	$15.61	to	$14.41	$851	15.73%	—%	to	0.75%	(13.33)%	to	(14.02)%
2021	50	$18.01	to	$16.76	$898	1.15%	—%	to	0.75%	11.04%	to	10.26%
2020	48	$16.22	to	$15.2	$783	2.36%	—%	to	0.75%	5.94%	to	5.12%
2019	55	$15.31	to	$14.46	$848	2.20%	—%	to	0.75%	3.87%	to	15.40%
2018	51	$13.17	to	$12.53	$667	0.85%	—%	to	0.75%	(7.19)%	to	(7.94)%

VanEck VIP Global Resources Fund - Class S Shares:
2022	224	$8.6	to	$7.89	$1,925	1.62%	—%	to	0.75%	8.04%	to	7.35%
2021	167	$7.96	to	$7.35	$1,327	0.32%	—%	to	0.75%	18.63%	to	17.79%
2020	147	$6.71	to	$6.24	$988	0.75%	—%	to	0.75%	18.97%	to	17.96%
2019	118	$5.64	to	$5.29	$667	—%	—%	to	0.75%	8.25%	to	10.67%
2018	290	$5.06	to	$4.78	$1,466	—%	—%	to	0.75%	(28.43)%	to	(28.97)%

VanEck VIP Global Resources Fund - Initial Class Shares:
2022	1,003			$10.28	$10,315	1.62%			—%			8.32%
2021	911			$9.49	$8,646	0.43%			—%			18.92%
2020	794			$7.98	$6,332	0.92%			—%			19.10%
2019	751			$6.7	$5,029	—%			—%			11.85%
2018	1,086			$5.99	$6,504	—%			—%			(28.26)%

Vanguard VIF Balanced Portfolio:
2022	762			$44.92	$34,210	2.04%			—%			(14.29)%
2021	894			$52.41	$46,850	1.77%			—%			19.01%
2020	956			$44.04	$42,114	2.83%			—%			10.68%
2019	1,015			$39.79	$40,373	2.91%			—%			22.47%
2018	1,264			$32.49	$41,063	2.37%			—%			(3.39)%

Vanguard VIF Equity Index Portfolio:
2022	3,555			$50.96	$181,152	1.32%			—%			(18.24)%
2021	3,554			$62.33	$221,518	1.25%			—%			28.57%
2020	3,589			$48.48	$173,986	1.74%			—%			18.19%
2019	3,828			$41.02	$157,005	1.95%			—%			31.31%
2018	4,222			$31.24	$131,905	1.67%			—%			(4.49)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest			Total return (3) corresponding to lowest to highest expense ratio

Division

Vanguard VIF Global Bond Index Portfolio:
2022	335			$8.75	$2,932	1.08%			—%			(13.11)%
2021	90			$10.07	$908	2.02%			—%			(1.85)%
2020 (8)	—			$10.26	$5	—%			—%			2.40%

Vanguard VIF Mid-Cap Index Portfolio:
2022	2,254			$57.75	$130,179	1.12%			—%			(18.82)%
2021	2,092			$71.14	$148,852	1.06%			—%			24.35%
2020	1,963			$57.21	$112,287	1.52%			—%			18.08%
2019	2,093			$48.45	$101,400	1.41%			—%			30.88%
2018	1,955			$37.02	$72,389	1.17%			—%			(9.33)%

Wanger International:
2022	176	$11.46	to	$10.82	$2,013	0.89%	—%	to	0.75%	(33.83)%	to	(34.34)%
2021	162	$17.32	to	$16.48	$2,807	0.58%	—%	to	0.75%	18.87%	to	17.97%
2020	160	$14.57	to	$13.97	$2,327	2.10%	—%	to	0.75%	14.36%	to	13.48%
2019	161	$12.74	to	$12.31	$2,053	0.86%	—%	to	0.75%	8.43%	to	29.04%
2018	141	$9.8	to	$9.54	$1,384	2.05%	—%	to	0.75%	(17.72)%	to	(18.32)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2022

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)	Commenced operations June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(5)	Commenced operations April 29, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(6)	Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(7)	Commenced operations April 30, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(8)	Commenced operations June 8, 2020. Investment income ratios have been annualized for the year ended December 31, 2020.
(9)	Represented the operations of Invesco International Growth Class 1 Division until April 29, 2022.
(10)	Represented the operations of AllianceBernstein Global Thematic Growth Class A Division until May 2, 2022.
(11)	Represented the operations of AllianceBernstein International Growth Class A Division until May 2, 2022.
(12)	Represented the operations of International Emerging Markets Class 1 Division until May 2, 2022.
(13)	Funds made available to policyholders on June 6, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.

7. Subsequent Events

    The Separate Account performed an evaluation of subsequent events through April 12, 2023, and determined no items required recognition or disclosure.

APPENDIX B - Principal Life Insurance Company Financials

Report of Independent Registered Public Accounting Firm

To the Board and Stockholder of
Principal Life Insurance Company

Opinion on the Financial Statements
We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (the Company) as of December 31, 2022 and 2021, the related consolidated statements of operations, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2022, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Critical Audit Matters
The critical audit matters communicated below are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Deferred acquisition cost amortization based on estimated gross profits
Description of the Matter
At December 31, 2022, the Company’s deferred acquisition costs totaled $4.7 billion. As discussed in Note 1 of the consolidated financial statements, the carrying amount of the deferred acquisition costs is the total of costs deferred less amortization for which a significant portion of the amortization is calculated in relation to the present value of estimated gross profits. There is significant uncertainty inherent in calculating estimated gross profits as the calculation is sensitive to management’s best estimate of assumptions such as mortality, lapses, equity returns, general account investment yields and expenses. Management’s assumptions are adjusted, also known as unlocking, based on actual policyholder behavior and market experience and projecting for expected trends. The unlocking results in amortization being recalculated using the new assumptions for estimated gross profits, resulting either in additional or less cumulative amortization expense.

Auditing management’s estimate of deferred acquisition costs that are amortized in relation to the present value of estimated gross profits was complex because there was a high degree of subjectivity applied in management’s methods and assumptions used to calculate estimated gross profits. The high degree of subjectivity was primarily due to the sensitivity of the estimated gross profits to the methods and assumptions which have a significant effect on the valuation of the deferred acquisition costs.

How We Addressed the Matter in Our Audit
We obtained an understanding, evaluated the design and tested the operating effectiveness of controls over the estimation process, including, among others, controls over the review and approval processes that management has in place for the assumptions used in measuring estimated gross profits.
We involved actuarial specialists to assist with our audit procedures which included, among others, evaluating the methodology applied by management in determining the estimated gross profits with those methods used in prior periods and in the industry. To evaluate the significant assumptions used by management, we compared policyholder behavior assumptions that we identified as being higher risk to prior actual experience and management’s estimates of prospective changes in these assumptions. In addition, we compared equity returns and general account investment yields to historical assumptions and observable market data. We performed an independent recalculation of estimated gross profits for a sample of product cohorts for comparison with the actuarial model used by management.

Valuation of investments in securities
Description of the Matter
A subset of the Company’s $60.3 billion fixed-income securities portfolio exhibits higher estimation uncertainty when determining fair value. The fixed-income securities, which include bonds, asset-backed securities, redeemable preferred stock and certain non-redeemable preferred securities, are classified as either available-for-sale or trading and, accordingly, are carried at fair value in the consolidated statements of financial position. As discussed in Note 16 of the consolidated financial statements, for certain securities the Company obtains prices from third party pricing vendors, a subset of which exhibit higher estimation uncertainty given the characteristics of the security. In addition, the Company uses a matrix priced internal model to develop the fair value for a subset of corporate bonds. The fair value is developed using a risk spread which creates higher estimation uncertainty.

Auditing the fair value of the securities that exhibit higher estimation uncertainty was especially challenging because determining the fair value is complex and highly judgmental and involves using inputs and assumptions that are not directly observable in the market.

How We Addressed the Matter in Our Audit
We obtained an understanding, evaluated the design and tested the operating effectiveness of controls over management’s valuation process for the fixed income securities portfolio that exhibits higher estimation uncertainty. This included, among others, testing the review and approval process that management has in place over validating the fair value from third party pricing sources and the assumptions used in determining the fair value for matrix priced securities.

To test the fair value calculation, we utilized the support of our valuation specialists which included, among others, independently calculating a reasonable range of fair values for a sample of securities by using a cash flow model and cash flow and yield assumptions based on independently obtained information or available transaction data for similar securities. We compared these ranges to management’s estimates of fair value for the selected securities.

Accounting for Reinsurance of U.S. retail fixed annuity and universal life insurance with secondary guarantee (“ULSG”) blocks of business

Description of the Matter
As discussed in Note 1 to the consolidated financial statements, in May 2022, the Company entered into a series of agreements (referred to as the "Reinsurance Transaction") to transfer substantially all of the US Retail fixed annuity and ULSG blocks of business with an effective date of January 1, 2022 to Talcott Life and Annuity Re. A portion of the Reinsurance Transaction is accounted for using deposit accounting and comprises a significant portion of the $7.9 billion deposit asset as of December 31, 2022, with the remainder accounted for as reinsurance and comprises a significant portion of the $14.1 billion reinsurance recoverable as of December 31, 2022. The Company retained the portfolio of assets relating to the underlying policies in funds withheld segregated accounts, which is comprised of fixed maturity securities, equity securities, mortgage loans, accrued interest, other assets and cash and cash equivalents. The Company recorded a funds withheld payable of $20.4 billion as of December 31, 2022, which was net of an $3.7 billion embedded derivative asset, the fair value of which is estimated based on the change in fair value of the assets supporting the funds withheld liability. The Company also recorded a cost of reinsurance asset for this transaction that is included within the Premiums due and other receivables line item, that will be amortized over the remaining life of the underlying business reinsured.
Auditing the Reinsurance Transaction was complex due to multiple elements of the transaction including the assessment of risk transfer of the agreements and the separate lines of business, determination of the cost of reinsurance asset, accounting for the embedded derivative and recording of the deposit asset and reinsurance recoverable amounts.

How We Addressed the Matter in Our Audit
We obtained an understanding, evaluated the design, and tested the operating effectiveness of the controls over the reinsurance agreement process including, among others, controls related to the evaluation of risk transfer, the determination of the cost of reinsurance, the accounting for the funds withheld liability and the calculation of the related embedded derivative, and the recognition of the deposit asset and reinsurance recoverable amounts.
Our audit procedures included, among others, assessing the terms of the agreements with Talcott Life & Annuity Re, evaluating management’s risk transfer conclusion, testing the calculation of the cost of reinsurance, related amortization, and related embedded derivative, reconciling the funds withheld liability to the investment portfolio which we value and confirm and reconciling the deposit asset and reinsurance recoverable to the recorded reserves based on the terms of the reinsurance agreement.

/s/ Ernst & Young LLP
Des Moines, Iowa
March 30, 2023

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31,
	2022	2021
	(in millions)
Assets
Fixed maturities, available-for-sale	$59,631.3	$73,896.9
Fixed maturities, trading	634.0	233.3
Equity securities	53.1	508.2
Mortgage loans (2022 and 2021 include $1,179.7 million and $1,260.1 million related to consolidated
variable interest entities)	19,722.4	18,908.3
Real estate (2022 and 2021 include $649.0 million and $672.0 million related to consolidated variable
interest entities)	2,237.4	2,060.6
Policy loans	770.2	705.0
Other investments	3,261.3	2,836.7
Total investments	86,309.7	99,149.0
Cash and cash equivalents (2022 and 2021 include $14.2 million and $30.1 million related to consolidated
variable interest entities)	3,329.3	1,228.6
Accrued investment income	728.5	678.4
Reinsurance recoverable and deposit receivable	22,029.3	1,186.3
Premiums due and other receivables	4,196.5	611.8
Deferred acquisition costs	4,679.4	3,749.1
Property and equipment	831.7	862.2
Goodwill	48.2	75.1
Other intangibles	11.6	14.4
Separate account assets	120,279.6	147,529.0
Other assets	770.4	264.4
Total assets	$243,214.2	$255,348.3

Liabilities
Contractholder funds	$42,242.1	$42,957.3
Future policy benefits and claims	40,609.0	40,141.6
Other policyholder funds	966.1	1,026.0
Long-term debt	67.8	54.0
Deferred income taxes	1,166.4	2,273.5
Separate account liabilities	120,279.6	147,529.0
Funds withheld payable	20,436.1	—
Other liabilities (2022 and 2021 include $83.8 million and $56.1 million related to consolidated variable
interest entities)	10,267.4	8,658.2
Total liabilities	236,034.5	242,639.6

Stockholder's equity
Common stock, par value $1.00 per share; 5.0 million shares authorized; 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,331.1	6,340.9
Retained earnings	6,209.9	2,976.6
Accumulated other comprehensive income (loss)	(5,367.6)	3,370.9
Total stockholder's equity attributable to Principal Life Insurance Company	7,175.9	12,690.9
Noncontrolling interest	3.8	17.8
Total stockholder's equity	7,179.7	12,708.7
Total liabilities and stockholder's equity	$243,214.2	$255,348.3

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Revenues
Premiums and other considerations	$5,264.3	$4,714.0	$5,880.8
Fees and other revenues	2,207.9	2,679.6	2,353.6
Net investment income	2,852.3	3,633.7	3,324.9
Net realized capital gains (losses) (1)	(1.2)	(18.5)	105.6
Net realized capital gains on funds withheld assets (1)	749.4	—	—
Change in fair value of funds withheld embedded derivative	3,652.8	—	—
Total revenues	14,725.5	11,008.8	11,664.9
Expenses
Benefits, claims and settlement expenses	5,650.7	6,482.6	7,837.5
Dividends to policyholders	94.8	94.8	120.2
Operating expenses	3,139.2	2,744.6	2,479.7
Total expenses	8,884.7	9,322.0	10,437.4
Income before income taxes	5,840.8	1,686.8	1,227.5
Income taxes	1,117.6	233.2	160.1
Net income	4,723.2	1,453.6	1,067.4
Net income attributable to noncontrolling interest	62.2	24.3	19.4
Net income attributable to Principal Life Insurance Company	$4,661.0	$1,429.3	$1,048.0

(1) Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Net income	$4,723.2	$1,453.6	$1,067.4
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	(8,848.4)	(653.1)	1,396.7
Net unrealized gains (losses) on derivative instruments	(19.8)	33.6	(35.2)
Net unrecognized postretirement benefit obligation	(2.1)	1.5	4.7
Other comprehensive income (loss)	(8,870.3)	(618.0)	1,366.2
Comprehensive income (loss)	(4,147.1)	835.6	2,433.6
Comprehensive income attributable to noncontrolling interest	62.2	24.3	19.4
Comprehensive income (loss) attributable to Principal Life Insurance Company	$(4,209.3)	$811.3	$2,414.2

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income (loss)	interest	equity
	(in millions)
Balances as of January 1, 2020	$2.5	$6,331.5	$2,410.8	$2,620.7	$23.2	$11,388.7
Capital distributions to parent	—	(14.1)	—	—	—	(14.1)
Stock-based compensation	—	26.8	(2.4)	—	—	24.4
Dividends to parent	—	—	(650.0)	—	—	(650.0)
Distributions to noncontrolling interest	—	—	—	—	(33.4)	(33.4)
Contributions from noncontrolling interest	—	—	—	—	6.0	6.0
Effects of implementation of accounting change
related to credit losses, net	—	—	(6.7)	—	—	(6.7)
Net income	—	—	1,048.0	—	19.4	1,067.4
Other comprehensive income	—	—	—	1,366.2	—	1,366.2
Balances as of December 31, 2020	2.5	6,344.2	2,799.7	3,986.9	15.2	13,148.5
Capital distributions to parent	—	(16.3)	—	—	—	(16.3)
Stock-based compensation	—	27.6	(2.4)	—	0.1	25.3
Dividends to parent	—	—	(1,250.0)	—	—	(1,250.0)
Distributions to noncontrolling interest	—	—	—	—	(27.5)	(27.5)
Contributions from noncontrolling interest	—	—	—	—	7.4	7.4
Purchase of subsidiary shares from noncontrolling
interest	—	(14.9)	—	—	(1.7)	(16.6)
Net liabilities transferred to affiliate due to change
in benefit plan sponsorship	—	0.3	—	2.0	—	2.3
Net income	—	—	1,429.3	—	24.3	1,453.6
Other comprehensive loss	—	—	—	(618.0)	—	(618.0)
Balances as of December 31, 2021	2.5	6,340.9	2,976.6	3,370.9	17.8	12,708.7
Capital distributions to parent	—	(30.3)	—	—	—	(30.3)
Stock-based compensation	—	24.8	(2.7)	—	—	22.1
Dividends to parent	—	—	(1,425.0)	—	—	(1,425.0)
Distributions to noncontrolling interest	—	—	—	—	(81.1)	(81.1)
Contributions from noncontrolling interest	—	—	—	—	7.3	7.3
Purchase of subsidiary shares from noncontrolling
interest	—	(4.3)	—	—	(2.4)	(6.7)
Adjustment for reinsurance	—	—	—	131.8	—	131.8
Net income	—	—	4,661.0	—	62.2	4,723.2
Other comprehensive loss	—	—	—	(8,870.3)	—	(8,870.3)
Balances as of December 31, 2022	$2.5	$6,331.1	$6,209.9	$(5,367.6)	$3.8	$7,179.7

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Operating activities
Net income	$4,723.2	$1,453.6	$1,067.4
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized capital (gains) losses	1.2	18.5	(105.6)
Net realized capital gains on funds withheld assets	(749.4)	—	—
Change in fair value of funds withheld embedded derivative	(3,652.8)	—	—
Depreciation and amortization expense	175.1	149.5	128.6
Amortization of deferred acquisition costs and contract costs	391.0	291.5	394.1
Additions to deferred acquisition costs and contract costs	(387.7)	(469.4)	(462.6)
Amortization of reinsurance (gain) loss	84.5	(18.0)	67.4
Stock-based compensation	22.1	25.2	24.9
(Income) loss from equity method investments, net of dividends received	(42.9)	(54.2)	30.3
Changes in:
Accrued investment income	(50.1)	9.3	(21.2)
Net cash flows for trading securities and equity securities with operating intent	(389.0)	(7.9)	9.3
Premiums due and other receivables	(3,587.4)	7.3	101.0
Contractholder and policyholder liabilities and dividends	1,472.9	1,709.6	1,968.8
Current and deferred income taxes	905.2	161.5	423.1
Real estate acquired through operating activities	(164.4)	(73.7)	(16.5)
Real estate sold through operating activities	—	1.4	195.4
Funds withheld, net of reinsurance recoverable and deposit receivable	3,750.3	(105.5)	(75.3)
Other assets and liabilities	420.6	17.9	(218.7)
Other	548.4	428.2	454.2
Net adjustments	(1,252.4)	2,091.2	2,897.2
Net cash provided by operating activities	3,470.8	3,544.8	3,964.6
Investing activities
Fixed maturities available-for-sale and equity securities with intent to hold:
Purchases	(18,288.2)	(15,068.4)	(13,769.2)
Sales	12,685.1	1,701.7	1,969.3
Maturities	6,566.9	10,475.1	8,398.4
Mortgage loans acquired or originated	(3,633.2)	(5,016.8)	(3,006.9)
Mortgage loans sold or repaid	2,513.2	2,626.6	2,297.3
Real estate acquired	(245.2)	(281.4)	(230.6)
Real estate sold	373.9	133.7	2.3
Net purchases of property and equipment	(68.4)	(91.9)	(60.8)
Net change in other investments	(218.1)	(149.4)	(295.0)
Net cash used in investing activities	(314.0)	(5,670.8)	(4,695.2)
Financing activities
Payments for financing element derivatives	(50.6)	(39.9)	(30.9)
Purchase of subsidiary shares from noncontrolling interest	(6.7)	(16.6)	—
Dividends paid to parent	(1,425.0)	(1,250.0)	(650.0)
Distributions to parent	(30.3)	(16.3)	(14.1)
Issuance of long-term debt	15.4	—	13.7
Principal repayments of long-term debt	(2.1)	(1.8)	(65.8)
Investment contract deposits	6,881.3	8,868.3	9,817.3
Investment contract withdrawals	(7,524.6)	(8,760.5)	(8,786.0)
Net increase in banking operation deposits	1,086.3	2,922.9	569.7
Other	0.2	—	0.2
Net cash provided by (used in) financing activities	(1,056.1)	1,706.1	854.1
Net increase (decrease) in cash and cash equivalents	2,100.7	(419.9)	123.5
Cash and cash equivalents at beginning of period	1,228.6	1,648.5	1,525.0
Cash and cash equivalents at end of period	$3,329.3	$1,228.6	$1,648.5
Supplemental information:
Cash paid for interest	$2.6	$2.2	$2.2
Cash paid for (received from) income taxes	43.5	46.3	(202.8)
Supplemental disclosure of non-cash activities:
Asset changes resulting from deconsolidation of residential whole loan securitizations:
Decrease in mortgage loans	$(220.7)	$—	$—
Increase in fixed maturities, available-for-sale	167.6	—	—
Assets transferred in kind for settlement to reinsurer	(428.5)	—	—
Changes from re-designation of other postretirement employee benefits ("OPEB") plan assets to cover non-retiree benefits:
Increases in equity securities re-designated from funded status of OPEB plan	—	548.1	—
Increases in other investments re-designated from funded status of OPEB plan	—	117.5	—
Decrease in tax receivable re-designated from funded status of OPEB plan	—	(9.1)	—
Decrease in accumulated other comprehensive income ("AOCI") due to reclassifying
excess assets out of funded status of OPEB plan	—	9.1	—
Decrease in other assets due to reclassifying excess assets out of funded status of
OPEB plan	—	(665.6)	—
Assets received in kind from pension risk transfer transactions	—	109.5	1,325.2
See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2022
1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

Uncertainties, including those associated with the novel coronavirus (“COVID-19”), may impact our business, results of operations, financial condition and liquidity. Our use of estimates and assumptions affect amounts reported and disclosed and includes, but is not limited to, the fair value of investments in the absence of quoted market values, investment impairments and valuation allowances, the fair value of derivatives, funds withheld embedded derivative, deferred acquisition costs (“DAC”) and other actuarial balances, the liability for future policy benefits and claims, the value of other postretirement benefits and accounting for income taxes and the valuation of deferred tax assets. Our estimates and assumptions could change in the future. Our results of operations and financial condition may also be impacted by other uncertainties including evolving regulatory, legislative and standard-setter accounting interpretations and guidance.

During the second quarter of 2022, we closed a coinsurance with funds withheld reinsurance transaction with Talcott Life & Annuity Re, Ltd. (“Talcott Life & Annuity Re”), a limited liability company organized under the laws of the Cayman Islands and an affiliate of Talcott Resolution Life, Inc., a subsidiary of Sixth Street, pursuant to which we ceded our in-force U.S. retail fixed annuity and universal life insurance with secondary guarantee (“ULSG”) blocks of business (the “Reinsurance Transaction”). The economics of the Reinsurance Transaction were effective as of January 1, 2022. As such, we recorded impacts for January through June 2022 in our second quarter 2022 results. See Note 10, Reinsurance, for further details.

Reclassifications have been made to prior periods to report the reinsurance recoverable and deposit receivable on the consolidated statements of financial position. Those amounts were previously reported in premiums due and other receivables. Certain reclassifications have been made to prior period consolidated statements of cash flows to conform to the December 31, 2022, presentation. This included presenting separate line items within operating activities for amortization of reinsurance (gain) loss and funds withheld, net of reinsurance recoverable and deposit receivable, among other reclassifications.

We evaluated subsequent events through March 30, 2023, which was the date our consolidated financial statements were issued.

Consolidation

We have relationships with various special purpose entities and other legal entities that must be evaluated to determine if the entities meet the criteria of a VIE or a voting interest entity (“VOE”). This assessment is performed by reviewing contractual, ownership and other rights, including involvement of related parties, and requires use of judgment. First, we determine if we hold a variable interest in an entity by assessing if we have the right to receive expected losses and expected residual returns of the entity. If we hold a variable interest, then the entity is assessed to determine if it is a VIE. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. In addition to the previous criteria, if the entity is a limited partnership or similar entity, it is a VIE if the limited partners do not have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. A VIE is evaluated to determine the primary beneficiary. The primary beneficiary of a VIE is the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of the entity or the right to

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
receive benefits from the entity that could potentially be significant to the VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. We reassess our involvement with VIEs on a quarterly basis. For further information about VIEs, refer to Note 4, Variable Interest Entities.

If an entity is not a VIE, it is considered a VOE. VOEs are generally consolidated if we own a greater than 50% voting interest. If we determine our involvement in an entity no longer meets the requirements for consolidation under either the VIE or VOE models, the entity is deconsolidated. Entities in which we have management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method.

Recent Accounting Pronouncements

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards not yet adopted:
Targeted improvements to the accounting for long-duration insurance contracts
This authoritative guidance updates certain requirements in the accounting for long-duration insurance and annuity contracts.
1.The assumptions used to calculate the liability for future policy benefits on traditional and limited-payment contracts will be reviewed and updated periodically. Cash flow assumptions will be reviewed at least annually and updated when necessary with the impact recognized in net income. Discount rate assumptions are prescribed as the current upper-medium grade (low credit risk) fixed income instrument yield and will be updated quarterly with the impact recognized in other comprehensive income (“OCI”).
2.Market risk benefits, which are contracts or contract features that provide protection to the policyholder from capital market risk and expose us to other-than-nominal capital market risk, are measured at fair value. The periodic change in fair value is recognized in net income with the exception of the periodic change in fair value related to our own nonperformance risk, which is recognized in OCI.
3.DAC and other actuarial balances for all insurance and annuity contracts will be amortized on a constant basis over the expected term of the related contracts.
4.Additional disclosures are required, including disaggregated rollforwards of significant insurance liabilities and other account balances as well as disclosures about significant inputs, judgments, assumptions and methods used in measurement.
The guidance for the liability for future policy benefits for traditional and limited-payment contracts and DAC will be applied on a modified retrospective basis; that is, to contracts in force as of the beginning of the earliest period presented (January 1, 2021, also referred to as the transition date) based on their existing carrying amounts. An entity may elect to apply the changes retrospectively. The guidance for market risk benefits will be applied retrospectively.
January 1, 2023
We created a governance framework and a plan to support implementation of the standard. Our implementation and evaluation process included, but was not limited to the following:
•identifying and documenting contracts and contract features in scope of the guidance;
•identifying the actuarial models, systems and processes to be updated;
•evaluating and selecting our systems solutions for implementing the new guidance;
•building models and evaluating preliminary output as models are developed;
•evaluating and finalizing our key accounting policies;
•assessing the impact to our chart of accounts;
•developing format and content of new disclosures;
•conducting financial dry runs using model output and updated chart of accounts;
•evaluating transition requirements and impacts and
•establishing and documenting appropriate internal controls.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

This guidance will change how we account for many of our insurance and annuity products.
The transition date impact from adoption of this standard is a decrease to our total stockholders’ equity of approximately $4.2 billion, of which approximately $4.1 billion impacted AOCI and approximately $0.1 billion impacted retained earnings. The most significant driver of the AOCI adjustment is due to the requirement to update the discount rate assumption to reflect an upper-medium grade fixed-income instrument, which will generally be equivalent to a single-A interest rate matched to the duration characteristics of our insurance liabilities. The most significant driver of the retained earnings adjustment is the valuation of contracts as market risk benefits.

Troubled debt restructurings and vintage disclosures
This authoritative guidance eliminates the accounting requirements for troubled debt restructurings (“TDRs”) by creditors and enhances the disclosure requirements for certain loan refinancing and restructuring by creditors when a borrower is experiencing financial difficulty. The update requires entities to disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases. The amendments in this update should be applied prospectively, except for the transition method related to the recognition and measurement of troubled debt restructurings, for which an entity has the option to apply a modified retrospective transition method. Early adoption is permitted.
January 1, 2023	The adoption of this guidance is not expected to have a material impact on our consolidated financial statements.
Targeted improvements to accounting for hedging activities – portfolio layer method
This authoritative guidance intends to further align the economics of a company’s risk management activities in its financial statements with hedge accounting requirements. The guidance expands the current single-layer method to allow multiple hedge layers of a single closed portfolio. Non-prepayable assets can also be included in the same portfolio. This guidance also clarifies the current guidance on accounting for fair value basis adjustments applicable to both a single hedged layer and multiple hedged layers. Upon adoption, the application of these hedge strategies would be applied prospectively. Early adoption is permitted.
January 1, 2023	This guidance will not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

Standards adopted:
Simplifying the accounting for income taxes
This authoritative guidance simplifies the accounting for income taxes by removing certain exceptions, including exceptions related to the incremental approach for intraperiod tax allocation, calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. Also, the guidance clarifies the accounting for franchise taxes, transactions that result in a step-up in the tax basis of goodwill and enacted changes in tax laws or rates. It specifies that an entity is not required to allocate the consolidated amount of current and deferred tax expense to a legal entity that is not subject to tax in its separate financial statements, although an entity may elect to do so. The guidance will be applied based on varying transition methods defined by amendment. Early adoption is permitted.
	January 1, 2021	This guidance did not have a material impact on our consolidated financial statements.
Facilitation of the effects of reference rate reform on financial reporting
This authoritative guidance provides optional expedients and exceptions for contracts and hedging relationships affected by reference rate reform. An entity may elect not to apply certain modification accounting requirements to contracts affected by reference rate reform and instead account for the modified contract as a continuation of the existing contract. Also, an entity may apply optional expedients to continue hedge accounting for hedging relationships in which the critical terms change due to reference rate reform. This guidance eases the financial reporting impacts of reference rate reform on contracts and hedging relationships and is effective until December 31, 2022. A subsequent amendment issued in December 2022 extended the relief date from December 31, 2022, to December 31, 2024, and was effective upon issuance.
	March 12, 2020	We adopted the guidance upon issuance prospectively and elected the applicable optional expedients and exceptions for contracts and hedging relationships impacted by reference rate reform through December 31, 2024. The guidance did not have an impact on our consolidated financial statements upon adoption.
Goodwill impairment testing
This authoritative guidance simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 (which measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill to the carrying amount of that goodwill) from the goodwill impairment test. A goodwill impairment loss will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary.
January 1, 2020
This guidance reduced complexity and costs associated with performing a Step 2 test, should one be needed in the future. This guidance did not have a material impact on our consolidated financial statements at adoption.

Credit losses
This authoritative guidance requires entities to use a current expected credit loss (“CECL”) model to measure impairment for most financial assets that are not recorded at fair value through net income. Under the CECL model, an entity will estimate lifetime expected credit losses considering available relevant information about historical events, current conditions and reasonable and supportable forecasts. The CECL model does not apply to available-for-sale debt securities; however, the credit loss calculation and subsequent recoveries for available-for-sale securities are required to be recorded through an allowance. This guidance also expands the required credit loss disclosures.
January 1, 2020
We adopted the guidance using the modified retrospective approach. A cumulative effect adjustment of $6.7 million was recorded as a decrease to retained earnings. We recorded an offsetting increase in the allowance for credit loss for mortgage loans, reinsurance recoverables and commitments and a decrease for deferred tax impacts. See Note 5, Investments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
When we adopt new accounting standards, we have a process in place to perform a thorough review of the pronouncement, identify the financial statement and system impacts and create an implementation plan among our impacted business units to ensure we are compliant with the pronouncement on the date of adoption. This includes having effective processes and controls in place to support the reported amounts. Each of the standards listed above is in varying stages in our implementation process based on its issuance and adoption dates. We are on track to implement guidance by the respective effective dates.

Use of Estimates in the Preparation of Financial Statements

    The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•the fair value of investments in the absence of quoted market values;
•investment impairments and valuation allowances;
•the fair value of and accounting for derivatives;
•the DAC and other actuarial balances where the amortization is based on estimated gross profits (“EGPs”);
•the liability for future policy benefits and claims;
•the value of our other postretirement benefit obligation and
•accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Actual results could differ from these estimates.

Closed Block

    We operate a closed block (“Closed Block”) for the benefit of individual participating dividend-paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 7, Closed Block, for further details.

Cash and Cash Equivalents

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain non-redeemable preferred securities. Equity securities include mutual funds, common stock and non-redeemable preferred stock. We classify fixed maturities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. Equity securities are also carried at fair value. See Note 16, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to fixed maturities, available-for-sale, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Mark-to-market adjustments on fixed maturities, trading are reflected in net realized capital gains (losses). Unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships are reflected in net investment income. Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.
The amortized cost of fixed maturities includes cost adjusted for amortization of premiums and discounts, computed using the interest method. The amortized cost of fixed maturities, available-for-sale is adjusted for changes in fair value of the hedged portions of securities in fair value hedging relationships and excludes accrued interest receivable. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Fixed maturities, available-for-sale are subject to an allowance for credit loss and changes in the allowance are reported in net income as a

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
component of net realized capital gains (losses). Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Amortized cost excludes accrued interest receivable. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Any changes in the loan valuation allowances are reported in net realized capital gains (losses) on the consolidated statements of operations. See Note 5, Investments, for further details of our valuation allowance.

Our commercial and residential mortgage loan portfolios can include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. In response to COVID-19, the Coronavirus Aid, Relief and Economic Security Act, which was subsequently amended by the Consolidated Appropriations Act, 2021, (collectively the “CARES Act”) provides a temporary suspension of TDR accounting for certain COVID-19 related loan modifications where the loan was not more than 30 days past due as of December 31, 2019. We elected the TDR relief in the CARES Act beginning in the second quarter of 2020. The CARES Act TDR relief does not apply to modifications completed subsequent to the earlier of 60 days after the national emergency related to COVID-19 ends, or January 1, 2022. In addition, the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (As Revised on April 7, 2020) (“Interagency Statement”) provides additional guidance to determine if a short-term COVID-19 related loan modification is a TDR. We consider the CARES Act and the Interagency Statement when assessing loan modifications to determine whether a TDR has occurred. As of January 1, 2022, the TDR relief ended. See Note 5, Investments, under the caption “Mortgage Loan Modifications” for further details.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the property is reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $238.6 million and $74.2 million as of December 31, 2022 and 2021, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses) on the consolidated statements of operations: mark-to-market adjustments on equity securities, mark-to-market adjustments on fixed maturities, trading, mark-to-market adjustments on certain investment funds, mark-to-market adjustments on derivatives not designated as hedges, cash flow hedge gains (losses) when the hedged item impacts realized capital gains (losses), changes in the valuation allowance for fixed maturities, available-for-sale and certain financing receivables, impairments of real estate held for investment, impairments of equity method investments. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).

    Policy loans and certain other investments are reported at cost. Interests in unconsolidated entities, joint ventures and partnerships are generally accounted for using the equity method. We had certain real estate ventures for which the fair value option had been elected in prior periods. See Note 16, Fair Value Measurements, for detail on these investments.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Derivatives

Overview

    Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include swaps, options, futures and forwards. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 16, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Accounting and Financial Statement Presentation

    We designate derivatives as either:

(a)    a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);
(b)    a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or
(c)    a derivative not designated as a hedging instrument.

    Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Cash flows associated with derivatives are included within operating and financing activities in the consolidated statements of cash flows.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in the same consolidated statements of operations line item that is used to report the earnings effect of the hedged item. For fair value hedges of fixed maturities, available-for-sale, these changes in fair value are reported in net investment income. A fair value hedge determined to be highly effective may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk. Certain fair value hedges use the last-of-layer method to hedge a designated amount (the "last layer") within a closed portfolio of prepayable assets that is expected to remain outstanding for the length of the hedging relationship and is not expected to be impacted by prepayments, defaults or other factors that affect the timing and amount of cash flows. Prepayment risk is excluded when measuring the change in fair value attributable to the hedged risk under the last-of-layer method.

Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

    Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

    Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the consolidated statements of financial position or with specific firm commitments or forecasted transactions. Documentation of fair value hedges that use the last-of-layer method supports the expectation that the hedged last layer amount is anticipated to be outstanding at the end of the hedging relationship and includes expectations of prepayments, defaults or other factors that affect the timing and amount of cash flows. Effectiveness of the hedge is formally

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
assessed at inception and throughout the life of the hedging relationship. Even if a hedge is determined to be highly effective, the hedge may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk.

    We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques. For last-of-layer method hedges, the assessment of hedge effectiveness includes confirming we expect the hedged last layer amount to be outstanding at the end of the hedging relationship.

    Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

    If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. If a last-of-layer method hedging relationship is discontinued, the outstanding basis adjustment is allocated to the individual assets in the closed portfolio and those amounts are amortized consistent with the amortization of other discounts or premiums associated with those assets.

The component of AOCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

    Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

    Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts, individual and group annuities that provide periodic income payments, universal life insurance, variable universal life insurance, indexed universal life insurance, term life insurance, participating traditional individual life insurance, group dental and vision insurance, group critical illness, group accident, paid family and medical leave (“PFML”), group short-term and long-term disability insurance, group life insurance, individual disability insurance and long-term care insurance. It also includes a provision for dividends on participating policies.

    Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life, variable universal life and indexed universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

We hold additional reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years; universal life, variable universal life and indexed universal life insurance contracts that contain no lapse guarantee features; and annuities with guaranteed minimum death benefits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
    Reserves for individual and group annuities that provide periodic income payments, nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience. For long-duration insurance contracts, significant changes in experience or assumptions may require us to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves may also be established for short-duration contracts to provide for expected future losses.

    Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

    Participating business represented approximately 3%, 4% and 5% of our life insurance in force and 17%, 18% and 20% of the number of life insurance policies in force as of December 31, 2022, 2021 and 2020, respectively. Participating business represented approximately 18%, 26% and 30% of life insurance premiums for the years ended December 31, 2022, 2021 and 2020, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

    Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to net income over the estimated lives of these policies and contracts in relation to the emergence of EGPs.

Short-Duration Contracts

    We include the following group products in our short-duration insurance contracts disclosures: long-term disability (“LTD”), group life waiver, dental, vision, short-term disability (“STD”), critical illness, accident, PFML and group life.

Future policy benefits and claims include reserves for group life and disability insurance that provide periodic income payments. These reserves are computed using assumptions of mortality, morbidity and investment performance. These assumptions are based on our experience, industry results, emerging trends and future expectations. Future policy benefits and claims also include reserves for incurred but unreported group disability, dental, vision, critical illness, accident, PFML and life insurance claims. We recognize claims costs in the period the service was provided to our policyholders. However, claims costs incurred in a particular period are not known with certainty until after we receive, process and pay the claims. We determine the amount of this liability using actuarial methods based on historical claim payment patterns as well as emerging cost trends, where applicable, to determine our estimate of claim liabilities.

    We have defined claim frequency as follows for each short-duration product:

•LTD: Claim frequency is based on submitted reserve claim counts.
•Group Life Waiver: Claim frequency is based on submitted reserve claim counts, consistent with LTD.
•Dental and Vision: Claim frequency is based on the claim form, which may include one or more procedures.
•STD, Critical Illness, Accident and PFML: Claim frequency is based on submitted claims.
•Group Life: Claim frequency is based on submitted life claims (lives, not coverages).

We did not make any significant changes to our methodologies or assumptions used to calculate the liability for unpaid claims for short-duration contracts during 2022.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Liability for Unpaid Claims

    The liability for unpaid claims for both long-duration and short-duration contracts is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income. Our liability for unpaid claims does not include any allocated claim adjustment expenses.

We incur claim adjustment expenses for both long-duration and short-duration contracts that cannot be allocated to a specific claim. Our claim adjustment expense liability is estimated using actuarial analyses based on historical trends of expenses and expected claim runout patterns.

See Note 9, Insurance Liabilities, under the caption “Liability for Unpaid Claims” for further details.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

    Products with fixed and guaranteed premiums and benefits consist principally of whole life and term life insurance policies and individual disability income. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.
    Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

    Group life, dental, vision, critical illness, accident, PFML and disability premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

    Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

    Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

    Fees and other revenues are earned for administrative services performed including recordkeeping, trust and custody and reporting services for retirement savings plans, insurance companies, endowments and other financial institutions and other products. Fees and other revenues received for performance of administrative services are recognized as revenue when earned, typically when the service is performed.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Commissions and other incremental direct costs for the acquisition of long-term service contracts are also capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to net income as incurred.

DAC for universal life-type insurance contracts and certain investment contracts are amortized over the expected lifetime of the contracts in relation to EGPs or, in certain circumstances, estimated gross revenues (“EGR”). This amortization is adjusted in the current period when EGPs or EGRs are revised. EGRs include similar assumptions as the revenue component of EGPs and the changes of future estimates and reflection of actual experience and market conditions is done in the same manner as EGPs.

For individual variable universal life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion methodology (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth rate assumption used for the calculation of EGPs.

DAC for participating life insurance policies are amortized in proportion to estimated gross margins (“EGM”) rather than EGPs. EGMs include similar assumption items as EGPs. We stopped selling participating business in the early 2000s. Some products allow for underwritten death benefit increases and cost of living adjustments, resulting in a small amount of new DAC each year, and the amortization schedules are modified as appropriate.

DAC for non-participating term life insurance and individual disability policies are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities. Once these assumptions are made for a given policy or group of policies, they will not be changed over the life of the policy unless a loss recognition event occurs.

DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition or impairment is necessary, DAC would be written off to the extent it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

DAC on short-duration group benefits policies are amortized over the estimated term of the underlying contracts.

Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

    Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our consolidated statements of financial position. Long-term debt is primarily recorded at the unpaid principal balance, net of unamortized discount, premium and issuance costs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks.

We evaluate each insurance agreement to determine whether the agreement provides indemnification against loss or liability related to insurance risk. For agreements that expose the reinsurer to reasonable possibility of significant loss from insurance risk, the reinsurance method of accounting is used for the agreement. Assets and liabilities related to reinsurance ceded are reported on a gross basis on the consolidated statements of financial position. Insurance liabilities are reported before the effects of reinsurance and we record an offsetting reinsurance recoverable, net of valuation allowance. Premiums and expenses are reported net of reinsurance ceded on the consolidated statements of operations.

If an agreement does not expose the reinsurer to reasonable possibility of significant loss from insurance risk, the deposit method of accounting is used for the agreement. We record a deposit receivable, net of valuation allowance, if necessary. The deposit receivable is adjusted as amounts are paid or received on the underlying contracts. Accretion on the deposit receivable is calculated using an effective interest method and is reported in fees and other revenues and operating expense on the consolidated statements of operations.

The cost of reinsurance related to long-duration contracts is amortized over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We have entered into coinsurance with funds withheld reinsurance agreements in which we record a funds withheld payable that contains an embedded derivative for which the fair value is estimated based on the change in fair value of the assets supporting the funds withheld payable. The change in fair value of the funds withheld embedded derivative is separately reported on the consolidated statements of operations. Gains and losses that do not flow to the reinsurer are reported in net realized capital gains (losses) on funds withheld assets on the consolidated statements of operations.

For further information about reinsurance, refer to Note 10, Reinsurance. For further information about the financing receivables valuation allowance on the reinsurance recoverable and deposit receivable, refer to Note 5, Investments.

Separate Accounts

The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

As of December 31, 2022 and 2021, the separate accounts included a separate account valued at $101.4 million and $95.1 million, respectively, which primarily included shares of PFG common stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

    Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, PFG files income tax returns in all states and foreign jurisdictions in which it conducts business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities, net operating loss carryforwards and tax credit carryforwards using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted. Subsequent to a change in tax rates and laws, any stranded tax effects remaining in AOCI will be released only if an entire portfolio is liquidated, sold or extinguished.

Actuarial Balance Re-Cohorting

In 2021, we completed a comprehensive review of our business mix and capital management options (the “Strategic Review”). We made the decision to exit our U.S. retail ULSG business. The ULSG business was previously managed together with our other universal life (“UL”) business within our U.S. Insurance Solutions segment. As such, calculations of actuarial balances included UL and ULSG in the same cohorts, which are the unit of account used for measurement. As a result of the Strategic Review, we made the decision in the second quarter of 2022 to manage the ULSG business separately from our other UL business effective as of January 1, 2022. This led to us re-cohorting the UL business, resulting in separate cohorts for the ULSG business vs. the remaining UL business.

The re-cohorting impacted the measurement of our DAC, cost of reinsurance, unearned revenue liability and additional liability for certain benefit features. The pre-tax impacts to comprehensive income were as follows:

For the year ended
December 31, 2022
(in millions)
Increase to income before taxes
Deferred acquisition costs amortization (1)	$(106.6)
Cost of reinsurance amortization (2)	4.2
Unearned revenue liability amortization (3)	32.4
Change in additional liability for certain benefit features (2)	139.7
Total increase to income before income taxes	69.7

Increase to pre-tax other comprehensive income
Deferred acquisition cost unrealized losses	(5.6)
Cost of reinsurance unrealized gains	8.7
Unearned revenue liability unrealized gains	8.5
Change in additional liability for certain benefit features unrealized gains	24.3
Total increase to pre-tax other comprehensive income	35.9

Total increase to pre-tax comprehensive income	$105.6

(1) Reported in operating expenses.
(2) Reported in benefits, claims and settlement expenses.
(3) Reported in fees and other revenues.

2. Related Party Transactions

Expense Agreements

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2022, 2021 and 2020, we received $606.0 million, $647.2 million and $568.1 million, respectively, of expense reimbursements from affiliated entities, which are net of amounts paid for brand licensing agreements with PFS.

Cash Advance Agreement

We and our direct parent, PFS, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable (payable) to PFS of $86.0 million and $(75.1) million as of December 31, 2022 and 2021, respectively, and earned interest of $4.2 million, $0.1 million and $0.0 million during 2022, 2021 and 2020, respectively.

Reinsurance

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $5,393.7 million and $5,098.9 million as of December 31, 2022 and 2021, respectively. In addition, we recognized premiums and other fees of $847.5 million, $809.3 million and $749.3 million for the years ended December 31, 2022, 2021 and 2020, respectively, associated with this agreement. Furthermore, we recognized expenses of $995.7 million, $1,088.9 million and $1,038.9 million for the years ended December 31, 2022, 2021 and 2020, respectively, associated with this agreement.

Notes Receivable

As of December 31, 2022, we had the following notes receivable from PFS related to the sale of interests in subsidiaries (1) a 10-year note with a par amount of $156.0 million, which bears interest at 2.87% with semi-annual principal and interest payments due in February and August each year and (2) a 10-year note with a par amount of $300.0 million, which bears interest at 2.885% with semi-annual principal and interest payments due in May and November each year. The carrying amount of the notes is included in premiums due and other receivables on the consolidated statements of financial position. We recorded interest income on these notes of $5.9 million, $7.2 million and $8.5 million for the years ended December 31, 2022, 2021 and 2020, respectively. Our ultimate parent, PFG, is a guarantor of the notes.

Distribution of Affiliated Products

We receive commission fees, distribution fees and service fees from Principal Securities, Inc. and Principal Global Investors, LLC (“PGI LLC”). Furthermore, we receive management and administrative fees for investments our products sold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenues were $412.6 million, $471.2 million and $395.8 million for the years ended December 31, 2022, 2021 and 2020, respectively. In addition, we pay commission expense to affiliated registered representatives within Principal Securities, Inc. to sell proprietary products. Commission expense was $81.5 million, $95.7 million and $80.4 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Benefit Plans

Effective January 2021, PFG became the sponsor of the Long-Term Care Assistance Plan for both employees and individual field agents. Prior to January 2021, we were the sponsor of this plan. In connection with the change in sponsorship, we transferred a $2.9 million benefit liability for the underfunded status of the plan to PFG. See Note 13, Employee and Agent Benefits, for further details.

PFG is the sponsor of the qualified defined contribution plans for both employees and individual field agents. We were allocated plan expenses from PFG of $41.3 million, $36.5 million and $33.1 million during 2022, 2021 and 2020, respectively.

PFG is also the sponsor of the nonqualified deferred compensation plans for select employees and individual field agents. We were allocated plan expenses from PFG of $2.3 million, $2.1 million and $1.8 million during 2022, 2021 and 2020, respectively.

PFG is the sponsor of the defined benefit pension plans for both employees and individual field agents. We were allocated $55.4 million, $58.6 million and $51.0 million of pension expense from PFG during 2022, 2021 and 2020, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Other Agreements

PGI LLC provides asset management services for us. We recognized $109.3 million, $114.9 million and $101.1 million of asset management fee expense for the years ended December 31, 2022, 2021 and 2020, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3. Goodwill and Other Intangible Assets

Goodwill

The carrying amount of goodwill did not change during 2021. The changes in the carrying amount of goodwill reported in our segments during 2022 were as follows:

	Retirement	U.S.
	and Income	Insurance
	Solutions	Solutions	Corporate	Consolidated
	(in millions)
Balance as of January 1, 2022	$18.8	$56.3	$—	$75.1
Impairment (1)	—	(26.9)	—	(26.9)
Balance as of December 31, 2022	$18.8	$29.4	$—	$48.2

(1)Resulted from a change in the allocation of equity following the Reinsurance Transaction.

Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 12 years were as follows:

	December 31,
	2022	2021
	(in millions)
Gross carrying value	$34.9	$41.4
Accumulated amortization	23.3	27.0
Net carrying value	$11.6	$14.4

During December 31, 2022 and December 31, 2021, we fully amortized other finite lived intangible assets of $6.5 million and $0.0 million, respectively.

The amortization expense for intangible assets with finite useful lives was $2.8 million, $2.8 million and $2.4 million for 2022, 2021 and 2020, respectively. As of December 31, 2022, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2023	$1.0
2024	1.0
2025	1.0
2026	1.0
2027	1.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
4. Variable Interest Entities

We have relationships with various types of entities which may be VIEs. Certain VIEs are consolidated in our financial results. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Consolidation” for further details of our consolidation accounting policies. We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2022 and December 31, 2021.

Consolidated Variable Interest Entities

Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Residential Mortgage Loans

We invest in ABS trusts. The trusts issue various collateralized mortgage obligation certificates and purchase residential mortgage loans. The trusts are considered VIEs due to insufficient equity to sustain themselves. We concluded we are the primary beneficiary as we purchase substantially all of the certificates and have the obligation to absorb losses that could potentially be significant to the VIEs. We deconsolidated a trust during the fourth quarter of 2022 as we no longer held substantially all of the certificates.

Assets and Liabilities of Consolidated Variable Interest Entities

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse were as follows:

	December 31, 2022		December 31, 2021
	Total	Total	Total	Total
	assets	liabilities	assets	liabilities
	(in millions)
Real estate (1)	$689.6	$42.2	$709.6	$36.1
Residential mortgage loans (2)	1,182.6	41.8	1,263.2	20.3
Total	$1,872.2	$84.0	$1,972.8	$56.4

(1) The assets of the real estate VIEs primarily include real estate, other investments and cash. Liabilities primarily include other liabilities.
(2) The assets of the residential mortgage loans VIEs primarily include residential mortgage loans. The liabilities primarily include other liabilities.

Unconsolidated Variable Interest Entities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

Unconsolidated VIEs include certain commercial mortgage-backed securities (“CMBS”), residential mortgage-backed pass-through securities ("RMBS") and other ABS. All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
We invest in cash collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities. We have determined we are not the primary beneficiary of these entities primarily because we do not control the economic performance of the entities and were not involved with the design of the entities or because we do not have a potentially significant variable interest in the entities for which we are the asset manager.

We have invested in various VIE trusts and similar entities as a debt holder. Most of these entities are classified as VIEs due to insufficient equity to sustain them. In addition, we have an entity classified as a VIE based on the combination of our significant economic interest and lack of voting rights. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships and other funds, which are classified as VIEs. The entities are VIEs as equity holders lack the power to control the most significant activities of the entities because the equity holders do not have either the ability by a simple majority to exercise substantive kick-out rights or substantive participating rights. We have determined we are not the primary beneficiary because we do not have the power to direct the most significant activities of the entities.

As previously discussed, we sponsor and invest in certain investment funds that are VIEs. We determined we are not the primary beneficiary of the VIEs for which we are the asset manager but do not have a potentially significant variable interest in the funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2022
Fixed maturities, available-for-sale:
Corporate	$111.8	$127.2
Residential mortgage-backed pass-through securities	2,170.9	2,362.1
Commercial mortgage-backed securities	4,827.5	5,529.7
Collateralized debt obligations (2)	4,560.2	4,813.4
Other debt obligations	6,483.3	7,537.2
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	5.4	5.4
Commercial mortgage-backed securities	83.4	83.4
Collateralized debt obligations (2)	5.7	5.7
Other debt obligations	80.0	80.0
Other investments:
Other limited partnership and fund interests	1,088.5	1,765.4

December 31, 2021
Fixed maturities, available-for-sale:
Corporate	$142.1	$136.9
Residential mortgage-backed pass-through securities	2,342.3	2,296.9
Commercial mortgage-backed securities	5,513.7	5,388.7
Collateralized debt obligations (2)	3,533.5	3,539.1
Other debt obligations	7,441.8	7,368.3
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	8.4	8.4
Commercial mortgage-backed securities	24.6	24.6
Collateralized debt obligations (2)	7.5	7.5
Other debt obligations	8.2	8.2
Other investments:
Other limited partnership and fund interests	862.6	1,447.0

(1)Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading. Our risk of loss is limited to our carrying value plus any unfunded commitments and/or guarantees and similar provisions for our other investments. A carrying value of zero is used if distributions have been received in excess of our investment, resulting in a negative carrying value for the investment. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional equity when called upon to do so by the general partner or investment manager.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
5. Investments

Our investments include assets backing reserves as part of a coinsurance with funds withheld agreement. The funds withheld invested assets are reported within their respective line items, primarily consisting of fixed maturities available-for-sale, mortgage loans and other investments. See Note 10, Reinsurance, for more information on the funds withheld invested assets.

Fixed Maturities and Equity Securities

    The amortized cost, gross unrealized gains and losses, allowance for credit loss and fair value of fixed maturities, available-for-sale were as follows:

		Gross	Gross	Allowance
	Amortized	unrealized	unrealized	for credit
	cost (1)	gains	losses	loss	Fair value
	(in millions)
December 31, 2022
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,964.6	$0.1	$248.8	$—	$1,715.9
Non-U.S. governments	565.3	18.9	63.8	—	520.4
States and political subdivisions	7,280.1	14.8	1,126.6	—	6,168.3
Corporate	37,495.4	219.5	4,530.1	—	33,184.8
Residential mortgage-backed pass-through securities	2,362.1	6.0	197.2	—	2,170.9
Commercial mortgage-backed securities	5,529.7	0.9	703.1	—	4,827.5
Collateralized debt obligations (2)	4,698.9	4.5	143.2	—	4,560.2
Other debt obligations	7,207.8	6.0	730.4	0.1	6,483.3
Total fixed maturities, available-for-sale	$67,103.9	$270.7	$7,743.2	$0.1	$59,631.3

December 31, 2021
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,826.8	$144.5	$34.3	$—	$1,937.0
Non-U.S. governments	821.6	127.5	2.0	—	947.1
States and political subdivisions	8,210.3	1,022.4	16.3	—	9,216.4
Corporate	39,345.7	3,750.2	126.3	4.5	42,965.1
Residential mortgage-backed pass-through securities	2,296.9	57.6	12.2	—	2,342.3
Commercial mortgage-backed securities	5,388.6	156.3	30.9	0.3	5,513.7
Collateralized debt obligations (2)	3,539.1	4.0	9.6	—	3,533.5
Other debt obligations	7,368.3	130.6	57.0	0.1	7,441.8
Total fixed maturities, available-for-sale	$68,797.3	$5,393.1	$288.6	$4.9	$73,896.9

(1)Amortized cost excludes accrued interest receivable of $575.8 million and $538.6 million as of December 31, 2022 and 2021, respectively.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

The amortized cost and fair value of fixed maturities available-for-sale as of December 31, 2022, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$1,606.3	$1,593.4
Due after one year through five years	8,297.6	7,950.4
Due after five years through ten years	11,046.5	10,029.5
Due after ten years	26,355.0	22,016.1
Subtotal	47,305.4	41,589.4
Mortgage-backed and other asset-backed securities	19,798.5	18,041.9
Total	$67,103.9	$59,631.3

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income

    The major components of net investment income are shown below and are net of amounts on funds withheld invested assets that are passed directly to the reinsurer. See Note 10, Reinsurance, for further details.

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Fixed maturities, available-for-sale	$1,734.4	$2,483.8	$2,469.0
Fixed maturities, trading	19.6	8.7	9.2
Equity securities	(35.4)	1.7	3.3
Mortgage loans	619.9	692.4	669.8
Real estate	276.2	194.4	180.8
Policy loans	34.4	36.2	38.2
Cash and cash equivalents	37.6	1.7	9.5
Derivatives	171.3	28.2	(1.9)
Other	194.7	362.0	106.8
Total	3,052.7	3,809.1	3,484.7
Investment expenses	(200.4)	(175.4)	(159.8)
Net investment income	$2,852.3	$3,633.7	$3,324.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Net Realized Capital Gains and Losses

The major components of net realized capital gains (losses) on investments are shown below and are net of amounts on funds withheld invested assets that are passed directly to the reinsurer. See Note 10, Reinsurance, for further details. The amounts below do not include net realized capital gains (losses) on funds withheld assets that are not passed to the reinsurer, which are separately reported on the consolidated statements of operations.

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$38.9	$50.4	$118.7
Gross losses	(120.7)	(26.9)	(45.0)
Net credit losses (1)	(11.5)	(34.5)	(22.6)
Hedging, net	(0.7)	(9.5)	(9.7)
Fixed maturities, trading (2)	(25.3)	(6.6)	6.2
Equity securities (3)	(7.4)	(0.5)	1.8
Mortgage loans	(74.1)	5.3	(14.3)
Derivatives	86.9	(4.2)	28.5
Other	112.7	8.0	42.0
Net realized capital gains (losses)	$(1.2)	$(18.5)	$105.6

(1)Net credit losses include adjustments to the credit loss valuation allowance, write-offs and recoveries on available-for-sale securities.
(2)Unrealized gains (losses) on fixed maturities, trading still held at the reporting date were $(24.5) million, $(6.4) million and $6.9 million for the years ended December 31, 2022, 2021 and 2020, respectively. This excludes $1.4 million of unrealized losses on fixed maturities, trading still held at the reporting date for the year ended December 31, 2022, that were reported in net realized capital gains (losses) on funds withheld assets.
(3)Unrealized gains (losses) on equity securities still held at the reporting date were $(7.1) million, $(0.1) million and $1.9 million for the years ended December 31, 2022, 2021 and 2020, respectively. This excludes $1.7 million unrealized losses on equity securities still held at the reporting date for the year ended December 31, 2022, that were reported in net realized capital gains (losses) on funds withheld assets.

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $12,273.0 million, $1,609.0 million and $1,968.8 million in 2022, 2021 and 2020, respectively.

Allowance for Credit Loss

We have a process in place to identify fixed maturity securities that could potentially require an allowance for credit loss. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities in an unrealized loss position are reviewed to determine whether a decline in value is due to credit. Relevant facts and circumstances considered include: (1) the extent the fair value is below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) for structured securities, the adequacy of the expected cash flows. To the extent we determine an unrealized loss is due to credit, an allowance for credit loss is recognized through a reduction to net income.

We estimate the amount of the allowance for credit loss as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity. We do not measure a credit loss allowance on accrued interest receivable because we write off the accrued interest receivable balance to net investment income in a timely manner when we have concern regarding collectability.

Amounts on fixed maturities, available-for-sale deemed to be uncollectible are written off and removed from the allowance for credit loss. A write-off may also occur if we intend to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity.

A rollforward of the allowance for credit loss by major security type was as follows.

	For the year ended December 31, 2022
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total
	(in millions)
Beginning
balance	$—	$—	$—	$4.5	$—	$0.3	$—	$0.1	$4.9
Reductions for
securities sold
during the
period	—	—	—	(8.7)	—	—	—	—	(8.7)
Additional
increases
(decreases)
for credit
losses on
securities with
an allowance
recorded in the
previous period	—	—	—	4.2	—	—	—	—	4.2
Write-offs
charged against
allowance	—	—	—	—	—	(0.3)	—	—	(0.3)
Ending balance	$—	$—	$—	$—	$—	$—	$—	$0.1	$0.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31, 2021
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total
	(in millions)
Beginning
balance	$—	$—	$—	$—	$—	$4.3	$2.2	$—	$6.5
Additions for
credit losses
not previously
recorded	—	—	—	16.9	—	0.4	—	0.1	17.4
Reductions for
securities sold
during the
period	—	—	—	(12.4)	—	—	—	—	(12.4)
Additional
increases
(decreases)
for credit
losses on
securities with
an allowance
recorded in the
previous period	—	—	—	—	—	2.4	0.4	—	2.8
Write-offs
charged against
allowance	—	—	—	—	—	(6.8)	(2.6)	—	(9.4)
Ending balance	$—	$—	$—	$4.5	$—	$0.3	$—	$0.1	$4.9

Accrued interest
written off to
net investment
income	$—	$—	$—	$0.2	$—	$—	$—	$—	$0.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31, 2020
					Residential
					mortgage-
					backed	Commercial	Collateralized
	U.S.		States and		pass-	mortgage-	debt	Other
	government	Non-U.S.	political		through	backed	obligations	debt
	and agencies	governments	subdivisions	Corporate	securities	securities	(1)	obligations	Total
	(in millions)
Beginning
balance (2)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Additions for
credit losses
not previously
recorded	—	—	—	7.0	—	2.9	0.1	—	10.0
Reductions for
securities sold
during the
period	—	—	—	(7.0)	—	—	—	—	(7.0)
Additional
increases
(decreases)
for credit
losses on
securities with
an allowance
recorded in the
previous period	—	—	—	—	—	4.0	2.1	—	6.1
Write-offs
charged against
allowance	—	—	—	—	—	(2.6)	—	—	(2.6)
Ending balance	$—	$—	$—	$—	$—	$4.3	$2.2	$—	$6.5

(1)Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2)The allowance for credit loss associated with fixed maturities, available-for-sale was applied prospectively upon adoption of authoritative guidance effective January 1, 2020.

During 2022 and 2020, we did not write off any accrued interest to net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Available-for-Sale Securities in Unrealized Loss Positions Without an Allowance for Credit Loss

    For available-for-sale securities with unrealized losses for which an allowance for credit loss has not been recorded, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2022
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$1,505.5	$207.0	$180.4	$41.8	$1,685.9	$248.8
Non-U.S. governments	373.0	56.7	19.9	7.1	392.9	63.8
States and political subdivisions	5,243.6	999.7	387.8	126.9	5,631.4	1,126.6
Corporate	26,668.2	3,875.1	2,625.4	654.9	29,293.6	4,530.0
Residential mortgage-backed pass-
through securities	1,201.7	97.6	574.8	104.7	1,776.5	202.3
Commercial mortgage-backed
securities	3,622.3	480.7	1,113.9	220.9	4,736.2	701.6
Collateralized debt obligations (2)	2,830.1	88.8	1,327.2	54.4	4,157.3	143.2
Other debt obligations	3,412.6	290.7	2,266.7	434.4	5,679.3	725.1
Total fixed maturities, available-for-sale	$44,857.0	$6,096.3	$8,496.1	$1,645.1	$53,353.1	$7,741.4

(1)Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 94% were investment grade (rated AAA through BBB-) with an average price of 87 (carrying value/amortized cost) as of December 31, 2022. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2022, primarily due to an increase in interest rates and a widening of credit spreads.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 7,589 securities reflecting an average price of 88 as of December 31, 2022. Of this portfolio, 95% was investment grade (rated AAA through BBB-) as of December 31, 2022, with associated unrealized losses of $5,920.4 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 1,654 securities reflecting an average price of 84 and an average credit rating of AA- as of December 31, 2022. Corporate securities with unrealized losses had an average price of 80 and an average credit rating of BBB+. Collateralized mortgage obligation securities with unrealized losses had an average price of 81 and an average credit rating of AAA. Commercial mortgage-backed securities with unrealized losses had an average price of 83 and an average credit rating of AA+. States and political subdivision securities with unrealized losses had an average price of 75 and an average credit rating of AA-. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
Because we expected to recover our amortized cost, we did not record an allowance for credit loss on these securities as of December 31, 2022. Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not write down these investments to fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	December 31, 2021
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale (1):
U.S. government and agencies	$128.2	$3.4	$386.3	$30.9	$514.5	$34.3
Non-U.S. governments	57.5	2.0	—	—	57.5	2.0
States and political subdivisions	681.0	10.3	100.3	6.0	781.3	16.3
Corporate	4,538.4	59.0	1,252.3	67.1	5,790.7	126.1
Residential mortgage-backed pass-
through securities	945.6	10.0	76.7	2.2	1,022.3	12.2
Commercial mortgage-backed
securities	1,293.3	15.4	289.8	15.3	1,583.1	30.7
Collateralized debt obligations (2)	1,571.0	2.8	423.9	6.7	1,994.9	9.5
Other debt obligations	3,837.3	48.0	211.0	8.9	4,048.3	56.9
Total fixed maturities, available-for-sale	$13,052.3	$150.9	$2,740.3	$137.1	$15,792.6	$288.0

(1)Fair value and gross unrealized losses are excluded for available-for-sale securities for which an allowance for credit loss has been recorded.
(2)Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 91% were investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost) as of December 31, 2021. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2021, primarily due to an increase in interest rates, partially offset by tightening of credit spreads.
For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,805 securities reflecting an average price of 99 as of December 31, 2021. Of this portfolio, 90% was investment grade (rated AAA through BBB-) as of December 31, 2021, with associated unrealized losses of $138.9 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 459 securities reflecting an average price of 95 and an average credit rating of A+ as of December 31, 2021. Corporate securities with unrealized losses had an average price of 95 and an average credit rating of BBB+. U.S. government and agency securities with unrealized losses had an average price of 93 and an average credit rating of AAA. Commercial mortgage-backed securities with unrealized losses had an average price of 95 and an average credit rating of AAA. Collateralized debt obligation securities with unrealized losses had an average price of 98 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, we did not record an allowance for credit loss on these securities as of December 31, 2021. Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not write down these investments to fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

    The net unrealized gains and losses on investments in available-for-sale securities and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances, policyholder liabilities, noncontrolling interest and applicable income taxes was as follows:

	December 31, 2022	December 31, 2021
	(in millions)
Net unrealized gains (losses) on fixed maturities, available-for-sale (1)	$(7,552.8)	$5,094.3
Net unrealized gains on derivative instruments	50.8	80.1
Adjustments for assumed changes in amortization patterns	649.7	(266.1)
Adjustments for assumed changes in policyholder liabilities	3.4	(664.8)
Net unrealized gains on other investments and noncontrolling interest
adjustments	2.9	2.9
Provision for deferred income tax benefits (taxes)	1,464.1	(891.9)
Net unrealized gains (losses) on available-for-sale securities and derivative instruments	$(5,381.9)	$3,354.5

(1)Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Financing Receivables

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our residential mortgage loan portfolio is composed of first lien and home equity mortgages.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Amortized cost excludes accrued interest receivable. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income on the consolidated statements of operations. Accrued interest receivable is reported in accrued investment income on the consolidated statements of financial position. Any changes in the loan valuation allowances are reported in net realized capital gains (losses) on the consolidated statements of operations. Further details relating to our valuation allowance are included under the caption “Financing Receivables Valuation Allowance.”

Reinsurance Recoverable and Deposit Receivable

Our reinsurance recoverables include amounts due from reinsurers for paid or unpaid claims, claims incurred but not reported or policy benefits. We cede life, disability, medical and long-term care insurance as well as fixed annuity contracts with significant life insurance risk to other insurance companies through reinsurance. Deposit receivables include amounts due from the reinsurer for fixed annuity contracts without significant life insurance risk recorded using the deposit method of accounting.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Credit Quality Information for Financing Receivables

The amortized cost of our financing receivables by credit risk and vintage was as follows:

	As of December 31, 2022
	2022	2021	2020	2019	2018	Prior	Total
	(in millions)
Commercial mortgage
loans:
A- and above	$995.9	$2,182.5	$1,753.8	$2,177.2	$2,130.8	$4,555.1	$13,795.3
BBB+ thru BBB-	371.8	412.8	149.7	391.6	222.6	676.4	2,224.9
BB+ thru BB-	104.0	—	—	—	8.9	66.5	179.4
B+ and below	—	—	—	—	8.3	35.5	43.8
Total	$1,471.7	$2,595.3	$1,903.5	$2,568.8	$2,370.6	$5,333.5	$16,243.4

Residential mortgage
loans:
Performing	$1,101.4	$1,669.1	$364.5	$99.2	$51.2	$253.6	$3,539.0
Non-performing	8.0	4.7	1.8	1.0	0.6	4.4	20.5
Total	$1,109.4	$1,673.8	$366.3	$100.2	$51.8	$258.0	$3,559.5

Reinsurance recoverable and deposit receivable							$22,032.0

	As of December 31, 2021
	2021	2020	2019	2018	2017	Prior	Total
	(in millions)
Commercial mortgage
loans:
A- and above	$2,194.1	$1,676.5	$2,385.6	$2,334.9	$1,374.9	$4,336.8	$14,302.8
BBB+ thru BBB-	255.0	299.3	270.1	105.2	297.7	370.5	1,597.8
BB+ thru BB-	17.5	—	—	—	—	50.7	68.2
B+ and below	—	—	—	8.8	—	30.1	38.9
Total	$2,466.6	$1,975.8	$2,655.7	$2,448.9	$1,672.6	$4,788.1	$16,007.7

Residential mortgage
loans:
Performing	$1,973.0	$429.5	$123.5	$67.0	$80.2	$265.9	$2,939.1
Non-performing	—	1.8	0.6	—	0.8	2.0	5.2
Total	$1,973.0	$431.3	$124.1	$67.0	$81.0	$267.9	$2,944.3

Reinsurance recoverable and deposit receivable							$1,189.0

The amortized cost of commercial mortgage loans and residential mortgage loans excluded accrued interest receivable of $55.9 million and $9.8 million, respectively, as of December 31, 2022. The amortized cost of commercial mortgage loans and residential mortgage loans excluded accrued interest receivable of $59.0 million and $7.2 million, respectively, as of December 31, 2021.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Financing Receivables Credit Monitoring

Commercial Mortgage Loan Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating for commercial mortgage loans. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.
Commercial mortgage loans that require more frequent and detailed attention are identified and placed on an internal “watch list”. Among the criteria that may indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.
Residential Mortgage Loan Credit Risk Profile Based on Performance Status
Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.
Non-Accrual Financing Receivables
Financing receivables are placed on non-accrual status if we have concern regarding the collectability of future payments or if a financing receivable has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms. When a financing receivable is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.
The amortized cost of financing receivables on non-accrual status was as follows:

	December 31, 2022
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance
	(in millions)
Commercial mortgage loans	$8.7	$43.8	$—
Residential mortgage loans	3.4	16.0	0.6
Total	$12.1	$59.8	$0.6

	December 31, 2021
			Amortized cost
	Beginning	Ending	of nonaccrual
	amortized cost	amortized cost	assets without
	on nonaccrual	on nonaccrual	a valuation
	status	status	allowance
	(in millions)
Commercial mortgage loans	$—	$8.7	$—
Residential mortgage loans	9.1	3.4	0.7
Total	$9.1	$12.1	$0.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Interest income recognized on non-accrual financing receivables was as follows:

	For the year ended December 31,
	2022	2021	2020
	(in millions)

Commercial mortgage loans	$0.9	$0.5	$—
Total	$0.9	$0.5	$—

The aging of our financing receivables, based on amortized cost, was as follows:

	December 31, 2022
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total (1)
	(in millions)
Commercial mortgage loans	$—	$—	$8.3	$8.3	$16,235.1	$16,243.4
Residential mortgage loans	35.9	2.4	12.4	50.7	3,508.8	3,559.5
Total	$35.9	$2.4	$20.7	$59.0	$19,743.9	$19,802.9

	December 31, 2021
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total (1)
	(in millions)
Commercial mortgage loans	$—	$—	$—	$—	$16,007.7	$16,007.7
Residential mortgage loans	27.6	2.9	4.5	35.0	2,909.3	2,944.3
Total	$27.6	$2.9	$4.5	$35.0	$18,917.0	$18,952.0

(1)As of both December 31, 2022 and 2021, no reinsurance recoverables or deposit receivables were considered past due.

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of December 31, 2022 and 2021.

Financing Receivables Valuation Allowance

We establish a valuation allowance to provide for the risk of credit losses inherent in our financing receivables. The valuation allowance is maintained at a level believed adequate by management to absorb estimated expected credit losses. The valuation allowance is based on amortized cost excluding accrued interest receivable and includes reserves for pools of financing receivables with similar risk characteristics. We do not measure a credit loss allowance on accrued interest receivable because we write off the uncollectible accrued interest receivable balance to net investment income in a timely manner, generally within 90 days. During 2022 and 2021, we did not write off any commercial mortgage loan accrued interest or residential mortgage loan accrued interest.

For commercial and residential mortgage loans, management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the portfolio, portfolio delinquency information, underwriting standards, peer group information, current and forecasted economic conditions, loss experience and other relevant factors. For reinsurance recoverables and deposit receivables, management’s periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks, adverse situations that may affect a reinsurer’s ability to repay, current and forecasted economic conditions, industry loss experience and other relevant factors.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Our commercial mortgage loans are pooled by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for two years or less with immediate reversion to historical experience. A commercial mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any commercial mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

We estimate expected credit losses for certain commercial mortgage loan commitments where we have a contractual obligation to extend credit. The expected credit losses are estimated based on the commercial mortgage loan valuation allowance process described previously, adjusted for probability of funding. The estimated expected credit losses for commercial mortgage loan commitments are reported in other liabilities on the consolidated statements of financial position. The change in the credit loss liability for commitments is included in net realized capital gains (losses) on the consolidated statements of operations. Once funded, expected credit losses for commercial mortgage loans are included within the commercial mortgage loan valuation allowance described previously.

We evaluate residential mortgage loans based on aggregated risk factors and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present and forecasted conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. A residential mortgage loan is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any residential mortgage loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently is evaluated individually.

As discussed previously, commercial and residential mortgage loans are evaluated individually if the asset does not continue to share similar risk characteristics of a pool. When we determine a commercial or residential mortgage loan is probable of foreclosure, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value of the collateral reduced by the cost to sell. For certain commercial mortgage loans where repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty, we elect to establish a valuation allowance equal to the difference between the carrying amount of the mortgage loan and the estimated value of the real estate collateral, which may be reduced by the cost to sell. Estimated value may also be based on either the present value of the expected future cash flows discounted at the asset's effective interest rate or the asset's observable market price. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on financing receivables deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance for loans is included in net realized capital gains (losses) on the consolidated statements of operations.

Our reinsurance recoverables and deposit receivables are pooled by reinsurer risk rating with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon industry historical loss experience and expected recovery timing as adjusted for certain current and forecasted environmental factors management believes to be relevant. Environmental factors are forecasted for five years or less with immediate reversion to industry historical experience. A reinsurance recoverable or deposit receivable is evaluated individually if it does not continue to share similar risk characteristics of a pool. We analyze the need for an individual evaluation for any reinsurance recoverable or deposit receivable based on past due payments and changes in reinsurer risk ratings. The change in the valuation allowance for reinsurance recoverables and deposit receivables is included in benefits, claims and settlement expenses on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
A rollforward of our valuation allowance was as follows:

	For the year ended December 31, 2022

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total
	(in millions)
Beginning balance	$42.0	$1.7	$2.7	$46.4
Provision	33.5	1.2	—	34.7
Charge-offs	—	(0.2)	—	(0.2)
Recoveries	—	2.3	—	2.3
Ending balance	$75.5	$5.0	$2.7	$83.2

	For the year ended December 31, 2021

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total
	(in millions)
Beginning balance	$40.5	$5.7	$2.7	$48.9
Provision (1)	1.5	(7.2)	—	(5.7)
Charge-offs	—	(0.5)	—	(0.5)
Recoveries	—	3.7	—	3.7
Ending balance	$42.0	$1.7	$2.7	$46.4

	For the year ended December 31, 2020

	Commercial	Residential	Reinsurance
	mortgage loans	mortgage loans	recoverables	Total
	(in millions)
Beginning balance	$25.9	$2.6	$2.5	$31.0
Provision (2)	14.6	1.1	0.2	15.9
Charge-offs	—	(1.0)	—	(1.0)
Recoveries	—	3.0	—	3.0
Ending balance	$40.5	$5.7	$2.7	$48.9

(1)During the year ended December 31, 2021, certain valuation allowances for residential mortgage loans were released. This release was a result of further adjustments to our current and forecasted environmental factors management believed to be relevant as global economic activity improved from previously adverse impacts due to COVID-19.
(2)During the year ended December 31, 2020, COVID-19 adversely impacted global economic activity and contributed to significant volatility in financial markets. As a result, certain current and forecasted environmental factors management believed to be relevant were adjusted, resulting in an increase in the valuation allowance for commercial and residential mortgage loans.

Mortgage Loans

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased and sold were as follows:

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Commercial mortgage loans:
Purchased	$261.3	$—	$45.7
Residential mortgage loans:
Purchased (1)	1,805.2	2,272.4	1,021.4
Sold	512.8	—	—

(1) Includes mortgage loans purchased by residential mortgage loan VIEs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2022		December 31, 2021
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$513.3	3.2%	$587.1	3.7%
Middle Atlantic	4,518.8	27.8	4,550.2	28.4
East North Central	653.9	4.0	625.3	3.9
West North Central	371.9	2.3	339.4	2.1
South Atlantic	2,565.5	15.8	2,471.9	15.4
East South Central	340.6	2.1	379.8	2.4
West South Central	1,208.8	7.4	1,247.8	7.8
Mountain	940.9	5.8	928.0	5.8
Pacific	5,129.7	31.6	4,878.2	30.5
Total	$16,243.4	100.0%	$16,007.7	100.0%

Property type distribution
Office	$4,331.8	26.7%	$4,801.0	29.9%
Retail	1,502.5	9.2	1,625.5	10.2
Industrial	3,246.4	20.0	2,975.7	18.6
Apartments	6,848.3	42.2	6,255.2	39.1
Hotel	72.5	0.4	85.7	0.5
Mixed use/other	241.9	1.5	264.6	1.7
Total	$16,243.4	100.0%	$16,007.7	100.0%

Mortgage Loan Modifications

    We assess COVID-19 related loan modifications to determine if they are in scope of the CARES Act TDR relief and the Interagency Statement guidance, which was effective in the second quarter of 2020. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Investments” for further details. COVID-19 related loan modifications typically include delayed principal and interest payments. Based on the terms of the delayed principal and interest payments, past due status generally will not advance, and loans generally will not be placed on non-accrual status during the delay. We did not have a significant amount of COVID-19 related loan modifications that were in scope of the CARES Act TDR relief or the Interagency Statement guidance for the years ended December 31, 2021 and 2020.

We assess loan modifications outside the scope of the CARES Act TDR relief or Interagency Statement guidance on a case-by-case basis to evaluate whether a TDR has occurred. When we have commercial mortgage loan TDRs, they are modified to delay or reduce principal payments and to reduce or delay interest payments. The commercial mortgage loan modifications result in delayed cash receipts, a decrease in interest income and loan rates that are considered below market. When we have residential mortgage loan TDRs, they include modifications of interest-only payment periods, delays in principal balloon payments and interest rate reductions. Residential mortgage loan modifications result in delayed or decreased cash receipts and a decrease in interest income.

When we have commercial mortgage loan TDRs, they are reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

When we have residential mortgage loan TDRs, they are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The following table includes information about outstanding loans that were modified and met the criteria of a TDR during the periods indicated.

	For the year ended December 31, 2022
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Commercial mortgage loans	1	$35.5	—	$—
Total	1	$35.5	—	$—

We did not have any significant loans that were modified and met the criteria of a TDR for the years ended December 31, 2021 and 2020.

Real Estate

    Depreciation expense on invested real estate was $66.1 million, $67.4 million and $65.2 million in 2022, 2021 and 2020, respectively. Accumulated depreciation was $708.5 million and $652.0 million as of December 31, 2022 and 2021, respectively.

Other Investments

    Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2022	2021
		(in millions)
Total assets		$128,765.7	$106,743.2
Total liabilities		12,335.4	11,862.3
Total equity		$116,430.3	$94,880.9
Net investment in unconsolidated entities		$1,275.5	$957.1

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Total revenues	$36,915.1	$17,674.2	$11,761.4
Net income	33,194.6	14,083.1	7,350.8
Our share of net income of unconsolidated entities	119.5	229.6	46.4

In addition, other investments include $1,115.6 million and $1,032.1 million of cash surrender value of company owned life insurance as of December 31, 2022 and 2021, respectively.

Derivative assets are carried at fair value and reported as a component of other investments. See Note 6, Derivative Financial Instruments, for further details.

Securities Posted as Collateral

    As of December 31, 2022 and 2021, we posted $6,411.0 million and $5,195.9 million, respectively, in commercial mortgage loans and residential first lien mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of December 31, 2022 and 2021, we posted $3,567.6 million and $2,507.0 million, respectively, in fixed maturities, available-for-sale and

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
trading securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as mortgage loans, fixed maturities, available-for-sale and fixed maturities, trading, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of December 31, 2022 and 2021, $503.8 million and $186.0 million, respectively, could be sold or repledged by the secured party.

Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2022
Derivative assets	$256.6	$(133.5)	$(120.8)	$2.3
Reverse repurchase agreements	112.9	—	(112.9)	—
Total	$369.5	$(133.5)	$(233.7)	$2.3
December 31, 2021
Derivative assets	$326.2	$(99.6)	$(219.2)	$7.4

(1)The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amounts of derivative assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.
(2)Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2022
Derivative liabilities	$612.3	$(133.5)	$(467.2)	$11.6
December 31, 2021
Derivative liabilities	$142.3	$(99.6)	$(41.9)	$0.8

(1)    The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes derivative liabilities, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.
(2)    Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral or variation margin provisions, which are generally settled daily with each counterparty. See Note 6, Derivative Financial Instruments, for further details.

Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase agreements as of December 31, 2022 and December 31, 2021.

6. Derivative Financial Instruments

    Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and/or floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product. Additionally, we utilize interest rate swaps to replicate the returns of floating rate assets.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate options to manage prepayment risks in our assets and minimum guaranteed interest rates and lapse risks in our liabilities.

A swaption is an option to enter into an interest rate swap at a future date. We have purchased swaptions to hedge interest rate exposure for certain assets and liabilities. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange-traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange-traded futures with

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
regulated futures commissions merchants who are members of a trading exchange. We use exchange-traded futures to hedge against changes in value of the GMWB liability.

Interest rate forwards, including to be announced (“TBA”) forwards, bond forwards and treasury forwards are contracts to take delivery of a fixed income security at a specified price at a future date. TBA forwards deliver government guaranteed mortgage-backed securities. Bond forwards and treasury forwards deliver corporate or municipal and U.S. Treasury bonds, respectively. At inception of the TBA and treasury forward contracts, we do not intend to take physical delivery. We intend to take delivery of the bond forwards referencing corporate or municipal bonds. We have used TBA forwards to gain exposure to the investment risk and return of agency mortgage-backed security pools in order to reduce asset and liability duration mismatch. Treasury forwards are used to hedge against changes in the value of the GMWB liability. Bond forwards are used to gain leverage through synthetic exposure during the forward period and fix the purchase price of a bond at a specified date in future.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements issued to nonqualified institutional investors in the international market and foreign currency-denominated fixed maturities we invest in. We use various derivatives to manage our exposure to fluctuations in foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Currency forwards are contracts in which we agree with other parties to deliver or receive a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. We use currency forwards to hedge certain foreign-denominated real estate funds.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock prices. We use various derivatives to manage our exposure to equity risk, which arises from products in which the return or interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads (“option collars”) to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product. The premium associated with certain options is paid quarterly over the life of the option contract.

We use exchange-traded futures to hedge against changes in value of the GMWB liability.

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We offer group annuity contracts that have guaranteed separate accounts as an investment option.

We have fixed deferred annuities and universal life products that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.

We have a funds withheld payable associated with our coinsurance with funds withheld agreement with Talcott Life & Annuity Re. The funds withheld payable has an embedded total return swap as the total return of the funds withheld assets are transferred to Talcott Life & Annuity Re, which is not based on our own creditworthiness.

Exposure

    Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

    Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts of bilateral OTC derivatives for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements. OTC cleared derivatives have variation margin that is legally characterized as settlement of the derivative exposure, which reduces their fair value in the consolidated statements of financial position.

We posted $730.6 million and $164.8 million in cash and securities under collateral arrangements as of December 31, 2022 and December 31, 2021, respectively, to satisfy collateral and initial margin requirements associated with our derivative credit support agreements and FCM agreements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2022 and December 31, 2021, was $613.0 million and $145.7 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral provisions, we posted collateral and initial margin of $730.6 million and $164.8 million as of December 31, 2022 and December 31, 2021, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2022, we would be required to post an additional $87.8 million of collateral to our counterparties.

As of December 31, 2022 and December 31, 2021, we had received $142.6 million and $204.4 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2022	December 31, 2021
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$52,249.9	$47,927.4
Interest rate options	4,418.9	2,373.9
Interest rate forwards	2,527.5	2,181.6
Interest rate futures	877.5	1,774.5
Foreign exchange contracts:
Currency swaps	1,389.8	958.9
Currency forwards	32.0	6.8
Equity contracts:
Equity options	2,049.3	2,378.2
Equity futures	574.1	150.4
Credit contracts:
Credit default swaps	400.0	295.0
Other contracts:
Embedded derivatives	30,461.7	9,430.5
Total notional amounts at end of period	$94,980.7	$67,477.2

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$64.2	$205.9
Interest rate options	41.7	24.5
Interest rate forwards	0.1	15.3
Foreign exchange contracts:
Currency swaps	139.2	51.1
Currency forwards	0.9	0.4
Equity contracts:
Equity options	16.5	37.3
Credit contracts:
Credit default swaps	3.6	2.7
Total gross credit exposure	266.2	337.2
Less: collateral received	158.8	234.0
Net credit exposure	$107.4	$103.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$20.0	$4.1	$105.1	$19.0
Foreign exchange contracts	134.6	48.4	19.3	17.2
Total derivatives designated as hedging
instruments	$154.6	$52.5	$124.4	$36.2

Derivatives not designated as hedging
instruments
Interest rate contracts	$81.1	$233.4	$439.9	$13.0
Foreign exchange contracts	0.9	0.4	0.4	—
Equity contracts	16.5	37.3	45.6	90.9
Credit contracts	3.5	2.6	2.0	2.2
Other contracts	—	—	(3,711.7)	320.9
Total derivatives not designated as hedging
instruments	102.0	273.7	(3,223.8)	427.0

Total derivative instruments	$256.6	$326.2	$(3,099.4)	$463.2

(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivatives with a net liability fair value of $(58.9) million and $320.9 million as of December 31, 2022 and December 31, 2021, respectively, are reported with contractholder funds on the consolidated statements of financial position. Embedded derivatives with a net (asset) liability fair value of $(3,652.8) million as of December 31, 2022, are reported with funds withheld payable on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. Our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). These instruments are either referenced in an OTC credit derivative transaction or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also may have purchased credit protection with identical underlyings to certain of our sold protection transactions. As of December 31, 2022 and December 31, 2021, we did not purchase credit protection relating to our sold protection transactions. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2022
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
A	$40.0	$0.4	$40.0	2.5
BBB	190.0	2.2	190.0	3.1
BB	20.0	(0.2)	20.0	4.5
Sovereign
A	20.0	0.2	20.0	2.5
Total credit default swap protection sold	$270.0	$2.6	$270.0	3.1

	December 31, 2021
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
A	$20.0	$0.4	$20.0	3.5
BBB	110.0	1.7	110.0	3.0
Sovereign
A	20.0	0.5	20.0	3.5
Total credit default swap protection sold	$150.0	$2.6	$150.0	3.1

Fair Value and Cash Flow Hedges

Fair Value Hedges

    We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and have used them to align the interest rate characteristics of certain liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

The net interest effect of interest rate swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The following amounts were recorded on the consolidated statements of financial position related to cumulative basis adjustments for fair value hedges. The amortized cost includes the amortized cost basis and the fair value hedging basis adjustment.

			Cumulative amount of fair
			value hedging basis adjustment
Line item in the consolidated statements			increase/(decrease) included in the
of financial position in which the	Amortized cost of hedged item		amortized cost of the hedged item
hedged item is included	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	(in millions)
Fixed maturities, available-for-sale (1):
Active hedging relationships	$3,498.6	$1,859.9	$(153.4)	$(7.1)
Discontinued hedging relationships	48.8	79.7	1.3	2.8
Total fixed maturities, available-for-sale in
active or discontinued hedging relationships	$3,547.4	$1,939.6	$(152.1)	$(4.3)

(1)These amounts include the amortized cost basis of closed portfolios used to designate last-of-layer hedging relationships in which the hedged last layer amount is expected to remain at the end of the hedging relationship. As of December 31, 2022 and December 31, 2021, the amortized cost basis of the closed portfolios used in these hedging relationships was $3,256.9 million and $1,390.4 million, respectively, the cumulative basis adjustments associated with these hedging relationships was $(102.4) million and $(3.9) million, respectively, and the amount of the designated hedged items were $1,110.0 million and $510.0 million, respectively.

Cash Flow Hedges

    We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

    We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

We use bond forwards and have used floating-to-fixed rate interest rate swaps to hedge forecasted transactions.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

    The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 8.4 years. As of December 31, 2022, we had $102.1 million of net losses reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of financial position.

		Amount of gain (loss) recognized in AOCI on derivatives
Derivatives in cash flow		for the year ended December 31,
hedging relationships	Related hedged item	2022	2021	2020
		(in millions)
Interest rate contracts	Fixed maturities, available-for-sale	$(102.1)	$—	$(3.0)
Interest rate contracts	Investment contracts	15.9	4.1	—
Foreign exchange contracts	Fixed maturities, available-for-sale	84.2	53.4	(37.1)
Total		$(2.0)	$57.5	$(40.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
We expect to reclassify net gains of $18.7 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net gains on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations

The following tables show the effect of derivatives in fair value and cash flow hedging relationships and the related hedged items on the consolidated statements of operations.

	For the year ended December 31, 2022
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$2,852.3	$(1.2)	$5,650.7

Gains on fair value hedging relationships:
Interest rate contracts:
Loss recognized on hedged item	$(154.4)	$—	$—
Gain recognized on derivatives	151.6	—	—
Amortization of hedged item basis adjustments	(1.3)	—	—
Amounts related to periodic settlements on derivatives	5.2	—	—
Total gain recognized for fair value hedging relationships	$1.1	$—	$—

Gains on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$9.0	$—	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	18.5	—
Amounts related to periodic settlements on derivatives	—	—	3.7

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	0.6	—
Amounts related to periodic settlements on derivatives	14.5	—	—
Total gain recognized for cash flow hedging relationships	$23.5	$19.1	$3.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31, 2021
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,633.7	$(18.5)	$6,482.6

Losses on fair value hedging relationships:
Interest rate contracts:
Loss recognized on hedged item	$(28.7)	$—	$—
Gain recognized on derivatives	28.6	—	—
Amortization of hedged item basis adjustments	(1.8)	—	—
Amounts related to periodic settlements on derivatives	(10.0)	—	—
Total loss recognized for fair value hedging relationships	$(11.9)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$15.4	$—	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	1.0	—
Amounts related to periodic settlements on derivatives	—	—	(0.4)

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	9.2	—
Amounts related to periodic settlements on derivatives	9.6	—	—
Total gain (loss) recognized for cash flow hedging relationships	$25.0	$10.2	$(0.5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31, 2020
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,324.9	$105.6	$7,837.5

Losses on fair value hedging relationships:
Interest rate contracts:
Gain recognized on hedged item	$3.3	$—	$—
Loss recognized on derivatives	(3.9)	—	—
Amortization of hedged item basis adjustments	(2.5)	—	—
Amounts related to periodic settlements on derivatives	(6.2)	—	—
Total loss recognized for fair value hedging relationships	$(9.3)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$18.1	$2.7	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.1	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	6.3	—
Amounts related to periodic settlements on derivatives	8.2	—	—
Total gain (loss) recognized for cash flow hedging relationships	$26.3	$9.1	$(0.1)

Derivatives Not Designated as Hedging Instruments

    Our use of futures, certain swaptions and swaps, option collars, options and forwards are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations. However, the change in fair value of the funds withheld embedded derivative is separately reported on the consolidated statements of operations.

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2022	2021	2020
	(in millions)
Interest rate contracts	$(317.7)	$(33.8)	$342.7
Foreign exchange contracts	1.4	(4.7)	7.7
Equity contracts	20.7	(81.1)	(95.8)
Credit contracts	0.1	0.1	1.8
Other contracts (1)	4,024.8	86.0	(247.3)
Total	$3,729.3	$(33.5)	$9.1

(1)Includes the change in the fair value of the funds withheld embedded derivative.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

7. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies. This includes, but is not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for higher than expected earnings in the Closed Block that will need to be paid as dividends unless future performance of the Closed Block is less favorable than originally expected. A model of the Closed Block was established to produce the pattern of expected earnings, assets and liabilities in the Closed Block. These projections are utilized to determine ratios that will allow us to compare actual cumulative earnings to expected cumulative earnings and determine the amount of the PDO. As of December 31, 2022 and 2021, the PDO was $0.0 million and $210.7 million, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2022	December 31, 2021

	(in millions)
Closed Block liabilities
Future policy benefits and claims	$3,128.1	$3,286.0
Other policyholder funds	5.1	5.3
Policyholder dividends payable	168.2	176.6
Policyholder dividend obligation	—	210.7
Other liabilities	24.9	8.8
Total Closed Block liabilities	3,326.3	3,687.4

Assets designated to the Closed Block
Fixed maturities, available-for-sale	1,690.2	2,191.6
Fixed maturities, trading	2.0	2.4
Equity securities	0.8	1.0
Mortgage loans	544.9	554.9
Policy loans	407.4	425.2
Other investments	62.2	48.4
Total investments	2,707.5	3,223.5
Cash and cash equivalents	62.0	19.7
Accrued investment income	30.3	32.6
Reinsurance recoverable and deposit receivable	3.9	5.1
Premiums due and other receivables	4.1	3.3
Deferred tax asset	62.0	24.6
Other assets	0.1	—
Total assets designated to the Closed Block	2,869.9	3,308.8
Excess of Closed Block liabilities over assets designated to the Closed Block	456.4	378.6
Amounts included in accumulated other comprehensive income	(111.9)	0.6
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$344.5	$379.2

    Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Revenues
Premiums and other considerations	$178.0	$196.1	$217.6
Net investment income	129.1	137.6	143.6
Net realized capital gains (losses)	(21.2)	(4.6)	16.0
Total revenues	285.9	329.1	377.2

Expenses
Benefits, claims and settlement expenses	184.3	212.0	212.8
Dividends to policyholders	92.5	92.6	117.8
Operating expenses	2.2	2.3	2.7
Total expenses	279.0	306.9	333.3
Closed Block revenues, net of Closed Block expenses, before income
taxes	6.9	22.2	43.9
Income taxes	0.7	3.9	8.4
Closed Block revenues, net of Closed Block expenses and income taxes	6.2	18.3	35.5
Funding adjustments and other transfers	28.5	(4.0)	(2.2)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustments	$34.7	$14.3	$33.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Beginning of year	$379.2	$393.5	$426.9
Effects of implementation of accounting changes (1)	—	—	0.1
End of year	344.5	379.2	393.5
Change in maximum future earnings	$(34.7)	$(14.3)	$(33.3)
(1)Includes the effects of implementation of accounting changes related to credit losses in 2020.

    We charge the Closed Block with U.S. federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

8. Deferred Acquisition Costs

    Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Balance at beginning of year	$3,749.1	$3,398.5	$3,509.9
Costs deferred during the year	378.9	461.2	456.6
Amortized to expense during the year (1)	(383.4)	(284.2)	(386.9)
Adjustment related to unrealized (gains) losses on available-for-sale
securities and derivative instruments (2)	934.8	173.6	(181.1)
Balance at end of year	$4,679.4	$3,749.1	$3,398.5

(1)Includes adjustments for revisions to estimated gross profits. Amortization for the year ended December 31, 2022, includes the impact from re-cohorting. Refer to Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Actuarial Balance Re-Cohorting” for further details.
(2)The adjustment for the year ended December 31, 2022, includes the impact from re-cohorting. Refer to Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Actuarial Balance Re-Cohorting” for further details.

9. Insurance Liabilities

Contractholder Funds

    Major components of contractholder funds in the consolidated statements of financial position were as follows:

	December 31,
	2022	2021
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$7,739.3	$10,652.3
GICs	13,787.7	12,206.0
Funding agreements	12,318.7	11,685.5
Other investment contracts	1,005.6	997.1
Total liabilities for investment contracts	34,851.3	35,540.9
Universal life and other reserves	7,390.8	7,416.4
Total contractholder funds	$42,242.1	$42,957.3

    Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

Funding agreements include those issued directly to nonqualified institutional investors and those issued to the
FHLB Des Moines under their membership funding programs. As of December 31, 2022 and 2021, $4,275.5 million and $4,252.4 million, respectively, of liabilities were outstanding with respect to issuances under the program with FHLB Des Moines. In addition, we have five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2022 and 2021, $75.6 million and $75.0 million, respectively, of liabilities were outstanding with respect to the issuance outstanding under this program.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2022 and 2021, $201.9 million and $201.8 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion. In November 2017, this program was amended to authorize issuance of up to an additional $4.0 billion. In February 2021, this program was amended to authorize issuance of up to an additional $4.0 billion. As of December 31, 2022 and 2021, $7,765.7 million and $7,156.3 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. Our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the United States Securities and Exchange Commission (“SEC”).

Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Balance at beginning of year	$2,659.4	$2,534.9	$2,365.5
Less: reinsurance recoverable	442.1	436.9	403.8
Net balance at beginning of year	2,217.3	2,098.0	1,961.7
Incurred:
Current year	1,664.2	1,572.5	1,376.8
Prior years	32.1	7.2	26.6
Total incurred	1,696.3	1,579.7	1,403.4
Payments:
Current year	1,093.2	1,025.0	863.8
Prior years	465.4	435.4	403.3
Total payments	1,558.6	1,460.4	1,267.1
Net balance at end of year	2,355.0	2,217.3	2,098.0
Plus: reinsurance recoverable	478.1	442.1	436.9
Balance at end of year	$2,833.1	$2,659.4	$2,534.9

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$59.7	$59.5	$57.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
    Incurred liability adjustments relating to prior years, which affected current operations during 2022, 2021 and 2020, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Short-Duration Contracts

Claims Development

    The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.

The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims
	December 31,
	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022	2022	2022
	($ in millions)
Incurral
year
2013	$219.3	$203.3	$188.4	$190.7	$182.3	$179.5	$177.1	$173.4	$174.5	$174.5	$0.1	7,051
2014		242.2	231.4	214.4	218.1	206.2	201.9	202.0	199.3	199.8	0.1	7,604
2015			231.0	227.2	217.2	215.3	208.2	210.0	211.8	210.5	0.1	7,181
2016				229.8	228.4	219.4	219.5	214.4	218.7	221.9	0.1	6,167
2017					238.4	239.7	243.1	245.8	245.2	246.5	0.1	6,082
2018						239.4	245.1	239.2	239.8	235.3	0.1	5,774
2019							255.2	248.4	240.4	240.2	5.7	5,945
2020								252.1	231.0	221.1	8.4	5,913
2021									259.7	244.5	4.0	5,484
2022										274.3	109.8	3,422
Total net incurred claims										$2,268.6

	Net cumulative paid claims (1)
	December 31,
	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
	(in millions)
Incurral
year
2013	$12.5	$55.0	$81.4	$97.0	$106.4	$116.4	$123.2	$129	$134.9	$139.6
2014		16.1	66.0	96.3	111.8	122.3	132.4	140.8	147.2	153.3
2015			16.9	67.0	98.0	114.6	126.8	137.1	146.5	154.0
2016				16.2	70.6	105.6	124.9	136.8	147.2	157.1
2017					17.8	76.5	115.0	135.9	151.7	165.4
2018						20.1	79.9	115.7	135.7	150.3
2019							19.2	79.7	117.5	136.4
2020								20.6	78.8	113.1
2021									19.8	79.0
2022										19.6
Total net paid claims										1,267.8
All outstanding liabilities for unpaid claims prior to 2013 net of reinsurance										239.5
Total outstanding liabilities for unpaid claims net of reinsurance										$1,240.3

	(1) 2013-2021 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Dental, Vision, STD, Critical Illness, Accident and PFML Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2021	2022	2022	2022
	($ in millions)
Incurral year
2021	$826.0	$814.1	$—	3,749,753
2022		924.4	56.5	4,114,456
Total net incurred claims		$1,738.5

	Net cumulative
	paid claims (1)
	December 31,
	2021	2022
	(in millions)
Incurral year
2021	$753.4	$813.3
2022		845.5
Total net paid claims		1,658.8
All outstanding liabilities for unpaid claims prior to 2021 net of
reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$79.7

(1) 2021 unaudited.

Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2021	2022	2022	2022
	($ in millions)
Incurral year
2021	$317.6	$321.5	$0.8	7,079
2022		279.3	24.7	5,368
Total net incurred claims		$600.8

	Net cumulative
	paid claims (1)
	December 31,
	2021	2022
	(in millions)
Incurral year
2021	$243.9	$314.3
2022		218.3
Total net paid claims		532.6
All outstanding liabilities for unpaid claims prior to 2021 net of
reinsurance		5.0
Total outstanding liabilities for unpaid claims net of reinsurance		$73.2

(1) 2021 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Reconciliation of Unpaid Claims to Liability for Unpaid Claims

    Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2022
		Dental, Vision, STD,
	LTD and Group	Critical Illness,
	Life Waiver	Accident and PFML	Group Life	Consolidated
	(in millions)
Net outstanding liabilities for unpaid claims	$1,240.3	$79.7	$73.2	$1,393.2

Reconciling items:
Reinsurance recoverable on unpaid claims	45.3	—	0.4	45.7
Impact of discounting	(209.4)	—	—	(209.4)
Liability for unpaid claims - short-duration
contracts	$1,076.2	$79.7	$73.6	1,229.5
Insurance contracts other than short-duration				1,603.6
Liability for unpaid claims				$2,833.1

Claim Duration and Payout

    Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2022 (1)
		Dental, Vision, STD,
	LTD and Group Life	Critical Illness,
Year	Waiver	Accident and PFML	Group Life
1	7.9%	91.8%	79.6%
2	24.7	8.0	18.5
3	15.4
4	8.3
5	5.8
6	5.2
7	4.3
8	3.4
9	3.2
10	2.6

(1) Unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Discounting

    The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

				Dental, Vision, STD,
	LTD and Group			Critical Illness,
	Life Waiver			Accident and PFML			Group Life
	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2022	$1,076.2			$79.7			$73.6
December 31, 2021	1,057.5			73.1			80.2
Range of discount rates
December 31, 2022	2.8	-	7.0%	—	-	—%	—	-	—%
December 31, 2021	2.8	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2022	$209.4			$—			$—
December 31, 2021	208.0			—			—
Interest accretion
For the year ended:
December 31, 2022	$33.0			$—			$—
December 31, 2021	33.8			—			—
December 31, 2020	33.9			—			—

10. Reinsurance

We reinsure a portion of the insurance risks associated with our individual disability, traditional life, universal life, medical and long-term care insurance as well as retail fixed annuity contracts with significant life insurance risk through reinsurance agreements with unaffiliated reinsurance companies, primarily on a quota share, excess loss, yearly renewable term or coinsurance basis. During the second quarter of 2022, we closed a coinsurance with funds withheld reinsurance transaction with Talcott Life & Annuity Re in which we ceded our in-force U.S. retail fixed annuity and ULSG blocks of business. The economics of the transaction were effective as of January 1, 2022. We use both the reinsurance and deposit methods of accounting for this transaction. For further information about this transaction, refer to Note 1, Nature of Operations and Significant Accounting Policies.

We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2022, and December 31, 2021, we had $14,128.4 million and $1,186.3 million of net ceded reinsurance recoverables, respectively, which does not reflect potentially offsetting impacts of collateral. As of December 31, 2022, and December 31, 2021, $13,660.1 million, or 99.7%, and $578.0 million, or 95.5%, were with our five largest ceded reinsurers, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Premiums and other considerations:
Direct	$5,216.5	$4,869.7	$6,050.4
Assumed	503.5	494.3	439.5
Ceded	(455.7)	(650.0)	(609.1)
Net premiums and other considerations	$5,264.3	$4,714.0	$5,880.8

Benefits, claims and settlement expenses:
Direct	$6,448.3	$6,351.5	$7,615.8
Assumed	775.0	796.1	746.4
Ceded	(1,572.6)	(665.0)	(524.7)
Net benefits, claims and settlement expenses	$5,650.7	$6,482.6	$7,837.5

As of December 31, 2022, we had a $7,900.9 million reinsurance deposit receivable.

Refer to Note 5, Investments, for information on our financing receivables valuation allowance related to the reinsurance recoverable and deposit receivable.

Cost of Reinsurance

A reinsurance asset or liability is established to spread the expected net reinsurance costs or profits over the expected term of the contracts. The cost of reinsurance asset and liability are reported in premiums due and other receivables and liability for future policy benefits and claims, respectively, on the consolidated statements of financial position. The cost of reinsurance asset and liability included on the consolidated statements of financial position were as follows:

	December 31, 2022	December 31, 2021
	(in millions)
Cost of reinsurance asset	$3,689.2	$46.5

Cost of reinsurance liability	$84.2	$22.1

Cost of reinsurance amortization of $84.5 million, $(18.0) million and $67.4 million for the years ended December 31, 2022, 2021 and 2020, respectively, was reported in benefits, claims and settlement expenses on the consolidated statements of operations.

Funds Withheld

The following assets were held in support of our reserves associated with our coinsurance with funds withheld agreement and are reported in the line items shown on the consolidated statements of financial position.

December 31, 2022
(in millions)
Fixed maturities, available-for-sale	$15,693.5
Fixed maturities, trading	100.8
Equity securities	11.0
Mortgage loans	2,810.8
Other investments	179.8
Cash and cash equivalents	1,762.9
Accrued interest income	178.7
Net other liabilities	(33.6)
Net assets	$20,703.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Certain assets are reported at amortized cost while the fair value of those assets is reflected in the funds withheld payable. We had a $20,436.1 million funds withheld payable as of December 31, 2022, which was net of a $3,652.8 million embedded derivative asset. The change in fair value of the embedded derivative was a gain of $3,652.8 million, $0.0 million and $0.0 million for the years ended December 31, 2022, 2021 and 2020, respectively.

While the economic benefits of the funds withheld assets flow to Talcott Life & Annuity Re, we retain legal ownership of the assets within the funds withheld account. Guidelines are in place to ensure the investment risk is appropriately managed. Net investment income and net realized capital gains (losses) related to the assets on the consolidated statements of operations is reported net of the amounts that flow to Talcott Life & Annuity Re. The realized gains and losses that do not flow to Talcott Life & Annuity Re are reported in net realized capital gains (losses) on funds withheld assets on the consolidated statements of operations.

Following are the components of net investment income on the funds withheld assets that were passed to Talcott Life & Annuity Re.

For the year ended
December 31, 2022
(in millions)
Fixed maturities, available-for-sale	$745.9
Fixed maturities, trading	2.0
Equity securities	0.6
Mortgage loans	98.4
Cash and cash equivalents	18.2
Other	4.8
Total	869.9
Investment expenses	(20.5)
Net investment income	$849.4

Following are the components of net realized capital gains (losses) on the funds withheld assets that were passed to Talcott Life & Annuity Re.

For the year ended
December 31, 2022
(in millions)
Fixed maturities, available-for-sale	$(235.5)
Fixed maturities, trading	(6.4)
Equity securities	(2.4)
Mortgage loans	(24.8)
Derivatives	2.7
Other	3.3
Net realized capital losses	$(263.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
11. Debt

Short-Term Debt

The components of short-term debt were as follows:

			December 31, 2022
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PLIC	Credit facility	October 2027	$800.0	$—
Total			$800.0	$—

			December 31, 2021
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) Ltd as co-borrowers	Credit facility	November 2023	200.0	—
Total			$800.0	$—

    Our revolving credit facilities are committed and available for general corporate purposes. These credit facilities also provide 100% back-stop support for our commercial paper program, of which we had no outstanding balances as of both December 31, 2022 and 2021.

Long-Term Debt

    The components of long-term debt were as follows:

	December 31, 2022
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$67.1	$0.7	$67.8
Total long-term debt	$67.1	$0.7	$67.8

	December 31, 2021
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$53.8	$0.2	$54.0
Total long-term debt	$53.8	$0.2	$54.0

The non-recourse mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2022, ranged from $3.0 million to $15.9 million per development with interest rates ranging from 3.5% to 4.8%. Outstanding principal balances as of December 31, 2021, ranged from $3.1 million to $14.4 million per development with interest rates ranging from 3.5% to 4.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $317.6 million and $198.3 million as of December 31, 2022 and 2021, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
As of December 31, 2022, future annual maturities of long-term debt were as follows (in millions):

Year ending December 31:
2023	$25.3
2024	32.7
2025	0.4
2026	6.5
2027	0.1
Thereafter	2.8
Total future maturities of long-term debt	$67.8

12. Income Taxes

Income Taxes (Benefits)

    Our income taxes (benefits) were as follows:

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Current income taxes (benefits):
U.S. federal	$(142.9)	$96.9	$19.1
State	21.7	11.4	12.6
Tax benefit of operating loss carryforward	—	—	(0.1)
Total current income taxes (benefits)	(121.2)	108.3	31.6
Deferred income taxes (benefits):
U.S. federal	1,243.3	124.4	128.5
State	(4.5)	0.5	—
Total deferred income taxes	1,238.8	124.9	128.5
Income taxes	$1,117.6	$233.2	$160.1

    Our income before income taxes was as follows:

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Domestic	$5,840.8	$1,686.8	$1,227.5
Total income before income taxes	$5,840.8	$1,686.8	$1,227.5

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2022	2021	2020
U.S. corporate income tax rate	21%	21%	21%
Dividends received deduction	(1)	(4)	(6)
Tax credits	(1)	(3)	(3)
Interest exclusion from taxable income	—	(1)	(1)
Low income housing tax credit amortization	—	1	1
Other	—	—	1
Effective income tax rate	19%	14%	13%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Unrecognized Tax Benefits

    Our changes in unrecognized tax benefits were as follows:

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Balance at beginning of period	$43.9	$45.8	$57.2
Additions based on tax positions related to the current year	—	1.3	1.3
Additions for tax positions of prior years	—	—	17.4
Reductions for tax positions related to the current year	(3.3)	(3.2)	(3.2)
Settlements	—	—	(13.4)
Expired statute of limitations	—	—	(13.5)
Balance at end of period (1)	$40.6	$43.9	$45.8

(1) Our 2022 effective income tax rate would not be impacted if unrecognized tax benefits were recognized. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.
As of December 31, 2022, 2021 and 2020, we had recognized $1.4 million, $1.2 million and $1.1 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively. We do not believe there is a reasonable possibility the total amount of the unrecognized tax benefits will significantly increase or decrease in the next twelve months considering recent settlements and the status of current and pending Internal Revenue Service (“IRS”) examinations.
Net Deferred Income Taxes
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Our significant components of net deferred income taxes were as follows:

	December 31,
	2022	2021
	(in millions)
Deferred income tax assets:
Net unrealized losses on available-for-sale securities	$1,611.9	$—
Tax credit carryforwards	65.8	—
Employee benefits	26.4	54.2
Intangible assets	17.6	—
Gross deferred income tax assets	1,721.7	54.2
Valuation allowance	(12.3)	(2.8)
Total deferred income tax assets	1,709.4	51.4
Deferred income tax liabilities:
Deferred acquisition costs	(811.0)	(594.5)
Investments, including derivatives	(187.6)	(278.0)
Funds withheld embedded derivative	(767.1)	—
Net unrealized gains on available-for-sale securities	—	(1,070.7)
Real estate	(140.0)	(141.7)
Insurance liabilities	(728.8)	(21.6)
Intangible assets	—	(7.7)
Gain on sale of discontinued operations (1)	(182.1)	(189.5)
Other deferred income tax liabilities	(48.4)	(21.2)
Total deferred income tax liabilities	(2,865.0)	(2,324.9)
Total net deferred income tax liabilities	$(1,155.6)	$(2,273.5)
(1)Represents a deferred intercompany gain on the sale of PGI LLC to PFS, which was allocated to stockholder’s equity as the result of a taxable common control transaction on the standalone financials of the transferring entity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

Our net deferred income taxes by jurisdiction were as follows:

	December 31,
	2022	2021
	(in millions)
Deferred income tax assets:
State	$10.8	$—
Net deferred income tax assets	10.8	—
Deferred income tax liabilities:
U.S. federal	(1,166.4)	(2,245.1)
State	—	(28.4)
Net deferred income tax liabilities	(1,166.4)	(2,273.5)
Total net deferred income tax liabilities	$(1,155.6)	$(2,273.5)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax credit carryforwards available to offset future taxable income or income taxes. As of December 31, 2022 and 2021, we had tax credit carryforwards for U.S. federal income tax purposes of $65.8 million and $0.0 million, respectively, primarily attributable to a reinsurance transaction that occurred during 2022. As of December 31, 2022, these carryforwards are anticipated to be utilized before their 2042 expiration, therefore, no valuation allowance has been provided for the related deferred income tax asset.

As of both December 31, 2022 and 2021, state net operating loss carryforwards were $0.3 million and will expire between 2032 and 2040. As of December 31, 2022, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

Effects of Tax Legislation

The Inflation Reduction Act of 2022 (“IRA 2022”) was enacted by the U.S. government on August 16, 2022. The IRA 2022 implements a new corporate alternative minimum tax (the Book Minimum Tax or “BMT”) effective January 1, 2023. We are expected to be an “Applicable Corporation,” which requires computation of our U.S. federal income tax liability under two systems, the U.S. regular corporate tax (“RCT”) and the BMT. Although the BMT may apply in any given year when tentative minimum tax (“TMT”) then exceeds the RCT liability, as a “prepayment” the BMT generates a corresponding alternative minimum tax credit (“AMTC”). The AMTC is accounted for as a deferred tax asset (“DTA”) with an indefinite carryover life recoverable in years when the RCT liability then exceeds TMT.

The tax accounting consequences of a change in tax law is required to be recognized in the period legislation is enacted. Generally, a company is also required to consider the impact of new tax law on realizability of its DTAs, including determination of whether a change to their valuation allowance amounts is necessary. We made an accounting policy election to disregard our BMT status when evaluating DTAs under the RCT system associated with the IRA 2022.

Other Tax Information

Income tax returns are filed in U.S. federal jurisdiction as well as various states where we and one or more of our subsidiaries conduct business. Although determined by jurisdiction, with few exceptions our tax uncertainties relate primarily to U.S. federal income tax matters. The IRS has completed examination of our consolidated U.S. federal income tax returns for years prior to 2013 and did not exam 2013 and 2014. IRS claims for refund for tax years 2004 through 2008, following settlement of a partnership matter with the Department of Justice in March 2019, were finalized in 2020 and have been received in full as of December 31, 2021. IRS claims for refund filed for tax years 2006 through 2008 were received in September 2020. In 2019, an IRS 30-day letter on examination of tax years 2009 through 2012 was received, the proposed adjustments found acceptable, and associated tax settlements subsequently occurred in 2020 prior to expiration of the extended statute of limitations. As of December 31, 2022 and 2021, we had $20.7 million and $16.8 million, respectively, of current income tax receivables associated with outstanding audit issues.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The IRS is currently auditing PFG’s consolidated U.S. federal income tax returns for tax years 2015-2018. The U.S. federal statute of limitations expired for years prior to 2009, except for pending audit issues. The extended statute expired on June 30, 2021, for 2009 through 2012 although effectively settled, and the original statute has expired for both 2013 and 2014. Tax years 2015 and forward remain open through statute extensions or the normal statute of limitations. The ultimate settlement of earlier tax years can be adjusted into subsequent tax years regardless of statute status. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

We believe we have adequate defenses against, or sufficient provisions for, contested issues, but final resolution could take several years depending on whether legal remedies are pursued. Consequently, we do not believe issues that might arise in tax years subsequent to 2014 will have a material impact on our net income.

13. Employee and Agent Benefits

PFG provides a U.S. qualified defined benefit pension plan, covering U.S. employees that meet certain eligibility requirements and certain agents contracted on or before December 31, 2018. A final average pay benefit formula has been in place for plan participants employed prior to January 1, 2002. For agents, this formula ended on December 31, 2018, and for employees the formula ended on December 31, 2022. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years prior to the earliest of termination, retirement or the formula end date. A cash balance benefit was added on January 1, 2002. A participant's cash balance account is credited with an amount based on the participant’s salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance benefit applies. For pre-2002 participants, the pension benefit earned prior to the final average pay formula end date is the greater of the final average pay benefit or the cash balance benefit earned before the end date. They will also earn a new cash balance benefit for service after the formula end date. We reflect pension expense through our expense allocation agreement with PFG.

In addition, PFG sponsors non-qualified defined benefit plans subject to Section 409A of the Internal Revenue Code. This plan is for certain highly compensated employees and agents to replace the benefit that cannot be provided by the qualified defined benefit pension plan due to IRS limits. These nonqualified plans generally parallel the qualified plan but offer different payment options. No agent will become a new participant in the nonqualified plan after December 31, 2018.

We provide certain health care, life insurance and long-term care benefits for retired employees, their beneficiaries and covered dependents ("other postretirement benefits"). While virtually all U.S. employees continue to have access to the postretirement health care and life insurance benefits, only those U.S. employees that were hired prior to January 1, 2002, and retired prior to January 1, 2011, (post-65 medical) or January 1, 2020, (life insurance and pre-65 medical) were eligible to receive subsidized benefits. All others pay the full cost of coverage. The long-term care plan was subsidized only for those who retired prior to January 1, 2000, and is no longer accessible. The subsidy level for all benefits varies by plan, age, service and retirement date. Our policy is to fund the cost of providing retiree benefits in the years the employees are providing service, taking into account the funded status of the trust. PFG is the sponsor of the post-65 retiree medical plan for both employees and individual field agents.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Obligations and Funded Status

    The combined funded status, reconciled to amounts recognized in the consolidated statements of financial position relating to the other postretirement employee benefits plans, was as follows:

	December 31,
	2022	2021
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(79.2)	$(92.5)
Interest cost	(1.9)	(1.8)
Actuarial gain	17.0	6.4
Participant contributions	(6.4)	(6.1)
Benefits paid	11.9	11.9
Plan transfer due to change in sponsorship	—	2.9
Benefit obligation at end of year	$(58.6)	$(79.2)

Change in plan assets
Fair value of plan assets at beginning of year	$89.5	$751.1
Actual return on plan assets	(15.0)	(0.8)
Employer contribution	1.4	1.5
Participant contributions	6.4	6.1
Benefits paid	(11.9)	(11.9)
Assets re-designated for non-retiree benefits	—	(656.5)
Fair value of plan assets at end of year	$70.4	$89.5

Amount recognized in statement of financial position
Other assets	$11.8	$10.3
Total	$11.8	$10.3

Amount recognized in accumulated other comprehensive income
Total net actuarial gain	$(18.1)	$(20.7)
Pre-tax accumulated other comprehensive income	$(18.1)	$(20.7)

Other Postretirement Plan Changes and Plan Gains/Losses

For the year ended December 31, 2022, the other postretirement benefit plans had an actuarial gain primarily due to an increase in the discount rates and actual medical claims costs being lower than previously expected. For the year ended December 31, 2021, the other postretirement benefit plans had an actuarial gain primarily due to an increase in the discount rate and actual, along with projected, medical claim costs being lower than previously expected.

Effective January 1, 2021, the Long-Term Care Assistance Plan merged with the Principal Welfare Plan for Medicare Eligible Retirees and PFG became the plan sponsor. The result of the plan merger was a liability of $2.9 million moving to PFG. In addition, the net unrecognized actuarial loss of $2.0 million and the prior period service cost of $0.7 million from the long-term care plan moved to PFG with the plan merger.

Effective January 1, 2021, $656.5 million of assets in excess of the expected liability to cover the postretirement medical benefits for retirees were re-designated for non-retiree benefits. The elections were made pursuant to plan provisions, which provide for assets in excess of 125% of expected liabilities to fund other benefits covered under the plans. The re-designated assets, net of associated tax receivable impacts related to a tax adjustment to accumulated other comprehensive income, are not included as part of the asset balances presented in the footnote as they no longer qualify as plan assets in

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
accordance with U.S. GAAP. The re-designated assets are included in equity securities and other investments on our consolidated statements of financial position beginning January 1, 2021.
We did not have any other postretirement benefit plans with an accumulated postretirement benefit obligation in excess of plan assets.

Components of Other Postretirement Benefits Net Periodic Benefit Cost

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Interest cost	$1.9	$1.8	$2.4
Expected return on plan assets	(3.7)	(3.5)	(34.8)
Amortization of prior service cost	—	—	0.1
Recognized net actuarial (gain) loss	(0.9)	(0.4)	0.2
Net periodic benefit income	$(2.7)	$(2.1)	$(32.1)

The components of net periodic benefit cost including the service cost component are included in operating expenses on the consolidated statements of operations.
For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.
For the other postretirement benefit plans, amounts recognized in pre-tax accumulated other comprehensive (income) loss were as follows:

	For the year ended December 31,
	2022	2021
	(in millions)
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	$1.7	$(4.1)
Prior service benefit	—	(0.7)
Amortization of net gain	0.9	0.4
Total recognized in pre-tax accumulated other comprehensive (income) loss	$2.6	$(4.4)
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive income	$(0.1)	$(6.5)

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI.

Assumptions

Weighted-average assumptions used for other postretirement benefit plans to determine benefit obligations as disclosed under the Obligations and Funded Status section

	December 31,
	2022	2021
Discount rate	5.05%	2.55%
Rate of compensation increase	N/A	N/A

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

Weighted average assumptions used for other postretirement benefit plans to determine net periodic benefit cost

	For the year ended December 31,
	2022	2021	2020
Discount rate (1)	2.55%	2.15%	2.95%
Expected long-term return on plan assets	4.25%	4.25%	4.95%
Rate of compensation increase	N/A	N/A	N/A %

(1)During the second quarter 2020, subsidy increases provided under the long-term care plan were capped at 5% per calendar year. This change was remeasured as of March 31, 2020. A discount rate of 2.95% was used until the remeasurement date at which time a discount rate of 2.90% was used.

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 4.25% expected long-term return on plan assets for 2022 was based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the home office medical/life and agent medical/life plans were 4.25% and 4.25%, respectively.

Assumed Health Care Cost Trend Rates Used to Determine Net Periodic Benefit Cost

	December 31,
	2022	2021
Health care cost trend rate assumed for next year under age 65	7.00%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate (under age 65)	2031	2030

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly.
•Level 3 – Fair values are based on significant unobservable inputs for the asset.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date was as follows:

	December 31, 2022
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.5	$0.5	$—	$—
Fixed income security portfolios (1)	34.7	34.7	—	—
U.S. equity portfolios (2)	25.6	25.6	—	—
International equity portfolios (3)	9.6	9.6	—	—
Total	$70.4	$70.4	$—	$—

	December 31, 2021
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.5	$0.5	$—	$—
Fixed income security portfolios (1)	41.8	41.8	—	—
U.S. equity portfolios (2)	32.9	32.9	—	—
International equity portfolios (3)	14.3	14.3	—	—
Total	$89.5	$89.5	$—	$—

(1)The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.
(2)The portfolios invest primarily in publicly traded equity securities of large U.S. companies.
(3)The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

    We have established an investment policy that provides the investment objectives and guidelines for the other postretirement benefit plans. Our investment strategy is to achieve the following:

•Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.
•Ensure sufficient liquidity to meet the emerging benefit liabilities for the plans.
•Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the other postretirement benefit plans consistent with market and economic risk.

    In administering the other postretirement benefit plans’ asset allocation strategies, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
Fixed income security portfolios	50%
U.S. equity portfolios	35%
International equity portfolios	15%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service are:

Other postretirement
benefits (gross benefit
payments, including
prescription drug benefits)
(in millions)
Year ending December 31:
2023	$11.6
2024	10.7
2025	9.7
2026	8.6
2027	7.6
2028-2032	30.1

    The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2022.

14. Contingencies, Guarantees, Indemnifications and Leases

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, Employee Retirement Income Security Act (“ERISA”) and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

On November 12, 2014, Frederick Rozo filed a class action lawsuit in the United States District Court for the Southern District of Iowa against PFG and us. PFG was later dismissed as a defendant. The Plaintiff alleged that defendants breached fiduciary duties and engaged in prohibited transactions under ERISA in connection with a general account guaranteed product known as the Principal Fixed Income Option (“PFIO”). On May 12, 2017, the district court certified a nationwide class of participants and beneficiaries who had funds invested in one of the PFIO contracts. On September 25, 2018, the district court granted our motion for summary judgment. On February 3, 2020, the Eighth Circuit Court of Appeals reversed that ruling and remanded the case back to the district court. A bench trial was held before the district court in November 2020. The court issued its ruling on April 8, 2021, finding in our favor on all claims. The Plaintiff appealed this ruling to the Eighth Circuit Court of Appeals, which upheld the decision in our favor on September 2, 2022. The Plaintiff did not appeal the Eighth Circuit Court of Appeals’ decision; as such, the district court’s ruling in our favor stands.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe any such matter will have a material adverse effect on our business or financial position. As of December 31, 2022, we had no estimated loss accrued related to the legal matter discussed above because we believe the chance of loss from this matter is not probable and the amount of loss cannot be reasonably estimated.

To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith. The outcome of such matters is always uncertain and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2022.

Guarantees and Indemnifications

    In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plans and the nonqualified deferred compensation plans. We also provided guarantees to third parties primarily related to a former subsidiary. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2022, was approximately $125.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2022 and 2021, the liability balance for guaranty fund assessments, which is not discounted, was $20.6 million and $21.0 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of both December 31, 2022 and 2021, $9.7 million related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Leases

    As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. We also lease buildings and hardware storage equipment under finance leases. Lease assets and liabilities are recognized at the commencement of a lease based on the present value of lease payments over the lease term. We generally use our incremental borrowing rate based on the information available at the lease commencement date to

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
determine the present value of lease payments. Lease term may include options to extend or terminate the lease when it is reasonably certain we will exercise the option. Leases with an initial term of twelve months or less are not recorded on the consolidated statements of financial position. We recognize lease expense for leases on a straight-line basis over the lease term. Some of our lease agreements include payments for property taxes, insurance, utilities or common area maintenance, which are not based on an index or rate. These payments are recognized in net income in the period in which the obligation has occurred.

    We sublease certain office space to third parties, which are primarily operating leases. We record sublease income on a straight-line basis over the lease term.

The lease assets and liabilities were as follows:

	December 31,
	2022	2021
	(in millions)
Assets
Operating lease assets (1)	$116.9	$125.6
Finance lease assets (1)	82.4	94.2
Total lease assets	$199.3	$219.8

Liabilities
Operating lease liabilities (2)	$112.2	$118.3
Finance lease liabilities (2)	83.0	94.8
Total lease liabilities	$195.2	$213.1

(1)Operating and finance lease assets are primarily reported within property and equipment on the consolidated statements of financial position.
(2)Operating and finance lease liabilities are reported within other liabilities on the consolidated statements of financial position.

The lease cost was as follows:

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Finance lease cost (1):
Amortization of right-of-use assets	$34.0	$30.5	$20.4
Interest on lease liabilities	1.2	1.0	1.0
Operating lease cost (1)	34.6	37.6	30.5
Other lease cost (1) (2)	9.5	7.3	5.8
Sublease income (3)	(1.5)	(1.7)	(1.6)
Total lease cost	$77.8	$74.7	$56.1

(1)Finance, operating and other lease costs are primarily included in operating expenses on the consolidated statements of operations.
(2)Other lease cost primarily reflects variable and short-term lease costs.
(3)Sublease income is included in fees and other revenues on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Payments for operating leases for the years ended December 31, 2022, 2021 and 2020, were $32.0 million, $36.0 million and $40.7 million, respectively. Payments for finance leases for the years ended December 31, 2022, 2021 and 2020, were $35.1 million, $31.4 million and $21.2 million, respectively. The following represents future payments due by period for lease obligations:

	Operating leases	Finance leases	Total
	(in millions)
For the twelve months ending December 31:
2023	$25.6	$35.0	$60.6
2024	22.3	30.2	52.5
2025	18.8	14.6	33.4
2026	15.7	5.0	20.7
2027	11.6	0.4	12.0
2028 and thereafter	32.2	—	32.2
Total lease payments	126.2	85.2	211.4
Less: interest	14.0	2.2	16.2
Present value of lease liabilities	$112.2	$83.0	$195.2

The weighted-average remaining lease term and weighted-average discount rates were as follows:

	For the year ended December 31,
	2022	2021	2020
Weighted-average remaining lease term (in years):
Operating leases	7.7	7.8	8.1
Finance leases	2.8	3.2	3.0

Weighted-average discount rate:
Operating leases	2.5%	2.2%	2.4%
Finance leases	1.7%	1.1%	1.8%

15. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2022
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(12,980.4)	$2,753.0	$(10,227.4)
Reclassification adjustment for losses included in net income (1)	333.3	(70.4)	262.9
Adjustments for assumed changes in amortization patterns	926.6	(194.6)	732.0
Adjustments for assumed changes in policyholder liabilities	486.1	(102.0)	384.1
Net unrealized losses on available-for-sale securities	(11,234.4)	2,386.0	(8,848.4)

Net unrealized losses on derivative instruments during the period	(1.3)	0.3	(1.0)
Reclassification adjustment for gains included in net income (2)	(28.0)	5.8	(22.2)
Adjustments for assumed changes in amortization patterns	7.3	(1.6)	5.7
Adjustments for assumed changes in policyholder liabilities	(2.9)	0.6	(2.3)
Net unrealized losses on derivative instruments	(24.9)	5.1	(19.8)

Unrecognized postretirement benefit obligation during the period	(1.7)	0.4	(1.3)
Amortization of amounts included in net periodic benefit cost (3)	(0.9)	0.1	(0.8)
Net unrecognized postretirement benefit obligation	(2.6)	0.5	(2.1)

Other comprehensive loss	$(11,261.9)	$2,391.6	$(8,870.3)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31, 2021
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(2,313.3)	$490.5	$(1,822.8)
Reclassification adjustment for losses included in net income (1)	20.5	(4.3)	16.2
Adjustments for assumed changes in amortization patterns	171.4	(36.0)	135.4
Adjustments for assumed changes in policyholder liabilities	1,288.6	(270.5)	1,018.1
Net unrealized losses on available-for-sale securities	(832.8)	179.7	(653.1)

Net unrealized gains on derivative instruments during the period	66.7	(14.0)	52.7
Reclassification adjustment for gains included in net income (2)	(25.5)	5.4	(20.1)
Adjustments for assumed changes in amortization patterns	(0.2)	—	(0.2)
Adjustments for assumed changes in policyholder liabilities	1.6	(0.4)	1.2
Net unrealized gains on derivative instruments	42.6	(9.0)	33.6

Unrecognized postretirement benefit obligation during the period	2.3	(0.5)	1.8
Amortization of amounts included in net periodic benefit cost (3)	(0.4)	0.1	(0.3)
Net unrecognized postretirement benefit obligation	1.9	(0.4)	1.5

Other comprehensive loss	$(788.3)	$170.3	$(618.0)

	For the year ended December 31, 2020
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$3,268.3	$(690.8)	$2,577.5
Reclassification adjustment for gains included in net income (1)	(41.4)	9.4	(32.0)
Adjustments for assumed changes in amortization patterns	(179.0)	37.6	(141.4)
Adjustments for assumed changes in policyholder liabilities	(1,275.1)	267.7	(1,007.4)
Net unrealized gains on available-for-sale securities	1,772.8	(376.1)	1,396.7

Net unrealized losses on derivative instruments during the period	(28.1)	6.5	(21.6)
Reclassification adjustment for gains included in net income (2)	(27.1)	5.1	(22.0)
Adjustments for assumed changes in amortization patterns	2.7	(0.5)	2.2
Adjustments for assumed changes in policyholder liabilities	7.8	(1.6)	6.2
Net unrealized losses on derivative instruments	(44.7)	9.5	(35.2)

Unrecognized postretirement benefit obligation during the period	5.7	(1.2)	4.5
Amortization of amounts included in net periodic benefit cost (3)	0.3	(0.1)	0.2
Net unrecognized postretirement benefit obligation	6.0	(1.3)	4.7

Other comprehensive income	$1,734.1	$(367.9)	$1,366.2

(1)     Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) See Note 6, Derivative Financial Instruments, under the caption “Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations” for further details.
(3) Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 13, Employee and Agent Benefits, under the caption “Components of Net Periodic Benefit Cost” for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

Accumulated Other Comprehensive Income (Loss)

		Noncredit
	Net unrealized	component of	Net unrealized	Unrecognized	Accumulated
	gains (losses) on	impairment losses	gains on	postretirement	other
	available-for-sale	on fixed maturities	derivative	benefit	comprehensive
	securities (1)	available-for-sale	instruments	obligation	income (loss)
	(in millions)
Balances as of January 1, 2020	$2,602.9	$(44.1)	$53.7	$8.2	$2,620.7
Other comprehensive income during
the period, net of adjustments	1,428.7	—	(13.2)	4.5	1,420.0
Amounts reclassified from AOCI	(32.0)	—	(22.0)	0.2	(53.8)
Other comprehensive income	1,396.7	—	(35.2)	4.7	1,366.2
Effects of implementation of
accounting change related to
credit losses, net	(44.1)	44.1	—	—	—
Balances as of December 31, 2020	3,955.5	—	18.5	12.9	3,986.9
Other comprehensive loss during
the period, net of adjustments	(669.3)	—	53.7	1.8	(613.8)
Amounts reclassified from AOCI	16.2	—	(20.1)	(0.3)	(4.2)
Other comprehensive loss	(653.1)	—	33.6	1.5	(618.0)
Net assets transferred to affiliate
due to change in benefit plan
sponsorship	—	—	—	2.0	2.0
Balances as of December 31, 2021	3,302.4	—	52.1	16.4	3,370.9
Other comprehensive loss during
the period, net of adjustments	(9,111.3)	—	2.4	(1.3)	(9,110.2)
Amounts reclassified from AOCI	262.9	—	(22.2)	(0.8)	239.9
Other comprehensive loss	(8,848.4)	—	(19.8)	(2.1)	(8,870.3)
Adjustments for reinsurance (2)	124.4	—	7.4	—	131.8
Balances as of December 31, 2022	$(5,421.6)	$—	$39.7	$14.3	$(5,367.6)

(1)Net unrealized losses on available-for-sale debt securities for which an allowance for credit loss has been recorded were $1.8 million, $0.6 million and $2.6 million as of December 31, 2022, 2021 and 2020, respectively.
(2)Reflects the January 1, 2022, balance associated with our ULSG business that was ceded to Talcott Life & Annuity Re.

Dividend Limitations

Under Iowa law, we may pay dividends or make other distributions only from the earned surplus arising from our business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (“the Commissioner”) to pay stockholder dividends or make any other distribution if such distribution would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our statutory policyholder surplus as of the previous year-end or (ii) the statutory net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2022 statutory results, we could pay approximately $430.1 million in ordinary stockholder dividends in 2023 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2023, some or all of such dividends may be extraordinary and require regulatory approval.

16. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
•Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2022.

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of December 31, 2022, less than 4% of our total fixed maturities were Level 3 securities valued using internal pricing models.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the net asset value (“NAV”), which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of OTC cleared derivatives are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses utilize the secured overnight financing rate (“SOFR”) curve in their valuation. Variation margin associated with OTC cleared derivatives is settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the SOFR curve to value our positions. Counterparty credit risk is routinely monitored to ensure our adjustment for nonperformance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral or variation margin equal to the difference in the daily market values of those contracts that eliminates the nonperformance risk on these trades.

Interest Rate Contracts. For non-cleared contracts, which include interest rate swaps and have included swaptions, we use discounted cash flow valuation techniques to determine the fair value using observable swap curves as the inputs. These are reflected in Level 2. We have forward contracts for which we obtain prices from third party pricing vendors. These

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we had interest rate options that were valued using broker quotes. These were reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. Currency forwards are valued using observable market inputs, including forward currency exchange rates. These are reflected in Level 2. In addition, we had a limited number of non-standard currency swaps that were valued using broker quotes. These were reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs to determine the fair value of credit default swaps. These are reflected in Level 2. In addition, we have a limited number of credit default swaps that are valued using broker quotes. These are reflected within Level 3.

Other Investments

Other investments reported at fair value include invested assets of consolidated sponsored investment funds, unconsolidated sponsored investment funds, other investment funds reported at fair value, equity method real estate investments for which the fair value option was elected and certain redeemable and nonredeemable preferred stock.

The fair value of investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Equity method real estate investments for which the fair value option was elected were reflected in Level 3. The equity method real estate investments consisted of underlying real estate and debt. The real estate fair value was estimated using a discounted cash flow valuation model that utilized public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value was estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The last equity method real estate investment for which the fair value option was elected was sold in the third quarter of 2021.

The fair value of certain redeemable and nonredeemable preferred stock is based on an internal model using unobservable inputs, which is reflected in Level 3. The redeemable preferred stock was sold in the third quarter of 2020.

Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Separate Account Assets

Separate account assets include equity securities, debt securities, cash equivalents and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Investment and Universal Life Contracts

Certain universal life, annuity and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own nonperformance risk for investment contracts and any embedded derivatives bifurcated from certain universal life, annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Funds Withheld Payable

The funds withheld payable includes an embedded derivative that has been bifurcated from the host contract and is measured at fair value on a recurring basis, which is reflected in Level 3. The fair value is determined based on the change in the estimated fair value of the underlying funds withheld investments. The fair value of these assets is determined as previously described.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Assets and Liabilities Measured at Fair Value on a Recurring Basis

    Assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2022
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,715.9	$—	$1,354.0	$361.9	$—
Non-U.S. governments	520.4	—	—	520.4	—
States and political subdivisions	6,168.3	—	—	6,099.2	69.1
Corporate	33,184.8	—	26.6	31,589.9	1,568.3
Residential mortgage-backed pass-
through securities	2,170.9	—	—	2,170.9	—
Commercial mortgage-backed securities	4,827.5	—	—	4,824.1	3.4
Collateralized debt obligations (1)	4,560.2	—	—	4,504.0	56.2
Other debt obligations	6,483.3	—	—	6,015.5	467.8
Total fixed maturities, available-for-sale	59,631.3	—	1,380.6	56,085.9	2,164.8
Fixed maturities, trading	634.0	—	78.6	449.2	106.2
Equity securities	53.1	—	14.8	38.3	—
Derivative assets (2)	256.6	—	—	256.5	0.1
Other investments	82.8	81.4	—	—	1.4
Cash equivalents	2,776.4	—	930.3	1,846.1	—
Sub-total excluding separate account
assets	63,434.2	81.4	2,404.3	58,676.0	2,272.5

Separate account assets	120,279.6	9,120.9	91,424.2	18,700.4	1,034.1
Total assets	$183,713.8	$9,202.3	$93,828.5	$77,376.4	$3,306.6

Liabilities
Investment and universal life contracts (3)	$58.9	$—	$—	$—	$58.9
Funds withheld payable embedded
derivative (3)	3,652.8	—	—	—	3,652.8
Derivative liabilities (2)	(612.3)	—	—	(608.2)	(4.1)
Total liabilities	$3,099.4	$—	$—	$(608.2)	$3,707.6

Net assets	$186,813.2	$9,202.3	$93,828.5	$76,768.2	$7,014.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	December 31, 2021
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,937.0	$—	$1,587.0	$350.0	$—
Non-U.S. governments	947.1	—	—	947.1	—
States and political subdivisions	9,216.4	—	—	9,124.0	92.4
Corporate	42,965.1	—	41.5	42,089.3	834.3
Residential mortgage-backed pass-
through securities	2,342.3	—	—	2,342.3	—
Commercial mortgage-backed securities	5,513.7	—	—	5,494.5	19.2
Collateralized debt obligations (1)	3,533.5	—	—	3,447.7	85.8
Other debt obligations	7,441.8	—	—	7,399.7	42.1
Total fixed maturities, available-for-sale	73,896.9	—	1,628.5	71,194.6	1,073.8
Fixed maturities, trading	233.3	—	0.5	227.9	4.9
Equity securities	508.2	—	463.5	44.7	—
Derivative assets (2)	326.2	—	—	325.6	0.6
Other investments	94.1	92.7	—	—	1.4
Cash equivalents	753.0	—	—	753.0	—
Sub-total excluding separate account
assets	75,811.7	92.7	2,092.5	72,545.8	1,080.7

Separate account assets	147,529.0	8,942.9	114,735.5	22,904.6	946.0
Total assets	$223,340.7	$9,035.6	$116,828.0	$95,450.4	$2,026.7

Liabilities
Investment and universal life contracts (3)	$(320.9)	$—	$—	$—	$(320.9)
Derivative liabilities (2)	(142.3)	—	—	(142.3)	—
Total liabilities	$(463.2)	$—	$—	$(142.3)	$(320.9)

Net assets	$222,877.5	$9,035.6	$116,828.0	$95,308.1	$1,705.8

(1)Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated statements of financial position; however, are presented net for purposes of the rollforward in the Changes in Level 3 Fair Value Measurements tables. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(3) Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. The funds withheld payable embedded derivative could be in either an asset or (liability) position.
(4) Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $7.8 million and $10.2 million as of December 31, 2022 and December 31, 2021, respectively. Separate account assets using the NAV practical expedient consist of hedge funds and a real estate fund with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the year ended December 31, 2022

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2022	income (2)	income (3)	(4)	Level 3	Level 3	2022
	(in millions)
Assets
Fixed maturities, available-
for-sale:
States and political
subdivisions	$92.4	$—	$(23.5)	$(1.6)	$12.0	$(10.2)	$69.1
Corporate	834.3	(4.8)	(28.6)	626.3	176.3	(35.2)	1,568.3
Commercial mortgage-backed
securities	19.2	—	(1.0)	(4.6)	—	(10.2)	3.4
Collateralized debt obligations	85.8	—	(1.0)	151.8	—	(180.4)	56.2
Other debt obligations	42.1	(0.3)	(20.4)	474.2	—	(27.8)	467.8
Total fixed maturities,
available-for-sale	1,073.8	(5.1)	(74.5)	1,246.1	188.3	(263.8)	2,164.8
Fixed maturities, trading	4.9	(0.6)	—	72.9	29.0	—	106.2
Other investments	1.4	—	—	—	—	—	1.4
Separate account assets (1)	946.0	112.0	—	(23.9)	—	—	1,034.1

Liabilities
Investment and universal life
contracts	(320.9)	363.9	—	15.9	—	—	58.9
Funds withheld payable
embedded derivative	—	3,652.8	—	—	—	—	3,652.8

Derivatives
Net derivative assets (liabilities)	0.6	(4.0)	(0.3)	—	—	(0.3)	(4.0)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31, 2021

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2021	income (2)	income (3)	(4)	Level 3	Level 3	2021
	(in millions)
Assets
Fixed maturities, available-
for-sale:
States and political
subdivisions	$—	$—	$12.5	$(0.4)	$80.3	$—	$92.4
Corporate	290.8	(21.9)	7.8	381.8	175.8	—	834.3
Commercial mortgage-backed
securities	13.2	(1.0)	(0.4)	7.4	—	—	19.2
Collateralized debt obligations	27.2	(2.0)	1.7	397.4	72.1	(410.6)	85.8
Other debt obligations	29.2	—	0.4	16.9	20.6	(25.0)	42.1
Total fixed maturities,
available-for-sale	360.4	(24.9)	22.0	803.1	348.8	(435.6)	1,073.8
Fixed maturities, trading	—	—	—	4.9	—	—	4.9
Other investments	30.0	12.4	—	(41.0)	—	—	1.4
Separate account assets (1)	8,893.2	313.8	—	(8,261.0)	—	—	946.0

Liabilities
Investment and universal life
contracts	(414.4)	67.0	—	26.5	—	—	(320.9)

Derivatives
Net derivative assets (liabilities)	(5.1)	(5.0)	—	10.7	—	—	0.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31, 2020

	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2020	income (2)	income (3)	(4)	Level 3	Level 3	2020
	(in millions)
Assets
Fixed maturities, available-
for-sale:
Corporate	$81.7	$(0.9)	$5.2	$118.0	$342.0	$(255.2)	$290.8
Commercial mortgage-backed
securities	12.9	(1.3)	1.4	(0.1)	0.3	—	13.2
Collateralized debt obligations	199.0	(2.3)	(21.8)	182.5	—	(330.2)	27.2
Other debt obligations	91.3	—	(1.4)	(37.9)	46.1	(68.9)	29.2
Total fixed maturities,
available-for-sale	384.9	(4.5)	(16.6)	262.5	388.4	(654.3)	360.4
Fixed maturities, trading	0.3	—	—	—	—	(0.3)	—
Other investments	34.2	6.3	—	(10.5)	—	—	30.0
Separate account assets (1)	8,966.7	463.5	—	(537.0)	—	—	8,893.2

Liabilities
Investment and universal life
contracts	(151.2)	(244.0)	—	(19.2)	—	—	(414.4)

Derivatives
Net derivative assets (liabilities)	11.6	9.8	—	—	—	(26.5)	(5.1)

(1) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(2) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses), net realized capital gains (losses) on funds withheld assets or change in fair value of funds withheld embedded derivative within the consolidated statements of operations. Realized and unrealized gains (losses) on certain securities with an investment objective to realize economic value through mark-to-market changes are reported in net investment income within the consolidated statements of operations. Changes in unrealized gains (losses) included in net income relating to positions still held were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$(1.3)	$(4.6)	$—
Commercial mortgage-backed securities	—	(1.0)	(1.2)
Collateralized debt obligations	—	(2.0)	(2.2)
Total fixed maturities, available-for-sale	(1.3)	(7.6)	(3.4)
Fixed maturities, trading	(0.6)	—	—
Other investments	—	12.5	5.3
Separate account assets	89.8	90.5	385.5

Liabilities
Investment and universal life contracts	349.4	65.9	(251.1)
Funds withheld payable embedded derivative	3,652.8	—	—

Derivatives
Net derivative assets (liabilities)	(4.0)	—	9.9

(3) Changes in unrealized gains (losses) included in OCI relating to positions still held were:

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$(21.7)	$12.5	$—
Corporate	(19.8)	(0.7)	11.9
Commercial mortgage-backed securities	(0.5)	(0.4)	1.5
Collateralized debt obligations	—	1.9	(0.3)
Total fixed maturities, available-for-sale	(42.0)	13.3	13.1

Derivatives
Net derivative assets (liabilities)	(0.2)	—	—

(4) Gross purchases, sales, issuances and settlements were:

	For the year ended December 31, 2022
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(1.6)	$(1.6)
Corporate	817.3	(50.4)	—	(140.6)	626.3
Commercial mortgage-backed securities	—	(4.1)	—	(0.5)	(4.6)
Collateralized debt obligations	151.9	—	—	(0.1)	151.8
Other debt obligations	487.4	(8.2)	—	(5.0)	474.2
Total fixed maturities, available-for-sale	1,456.6	(62.7)	—	(147.8)	1,246.1
Fixed maturities, trading	106.9	(32.6)	—	(1.4)	72.9
Separate account assets (5)	11.8	(4.5)	(50.0)	18.8	(23.9)

Liabilities
Investment and universal life contracts	—	—	(7.4)	23.3	15.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31, 2021
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(0.4)	$(0.4)
Corporate	626.6	(84.3)	—	(160.5)	381.8
Commercial mortgage-backed securities	7.7	—	—	(0.3)	7.4
Collateralized debt obligations	422.7	—	—	(25.3)	397.4
Other debt obligations	45.1	—	—	(28.2)	16.9
Total fixed maturities, available-for-sale	1,102.1	(84.3)	—	(214.7)	803.1
Fixed maturities, trading	4.9	—	—	—	4.9
Other investments	—	(41.0)	—	—	(41.0)
Separate account assets (5)	38.5	(8,206.2)	(191.5)	98.2	(8,261.0)

Liabilities
Investment and universal life contracts	—	—	(16.4)	42.9	26.5

Derivatives
Net derivative assets (liabilities)	—	10.7	—	—	10.7

	For the year ended December 31, 2020
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$169.2	$(5.5)	$—	$(45.7)	$118.0
Commercial mortgage-backed securities	—	—	—	(0.1)	(0.1)
Collateralized debt obligations	182.0	—	—	0.5	182.5
Other debt obligations	14.3	—	—	(52.2)	(37.9)
Total fixed maturities, available-for-sale	365.5	(5.5)	—	(97.5)	262.5
Other investments	0.5	(11.0)	—	—	(10.5)
Separate account assets (5)	309.2	(656.7)	(396.1)	206.6	(537.0)

Liabilities
Investment and universal life contracts	—	—	(41.0)	21.8	(19.2)

(5)    Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the year ended December 31, 2022
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$12.0	$—	$10.2
Corporate	—	176.3	—	35.2
Commercial mortgage-backed securities	—	—	—	10.2
Collateralized debt obligations	—	—	—	180.4
Other debt obligations	—	—	—	27.8
Total fixed maturities, available-for-sale	—	188.3	—	263.8
Fixed maturities, trading	—	29.0	—	—

Derivatives
Net derivative assets (liabilities)	—	—	—	0.3

	For the year ended December 31, 2021
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$80.3	$—	$—
Corporate	—	175.8	—	—
Collateralized debt obligations	—	72.1	—	410.6
Other debt obligations	—	20.6	—	25.0
Total fixed maturities, available-for-sale	—	348.8	—	435.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31, 2020
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$342.0	$—	$255.2
Commercial mortgage-backed securities	—	0.3	—	—
Collateralized debt obligations	—	—	—	330.2
Other debt obligations	—	46.1	—	68.9
Total fixed maturities, available-for-sale	—	388.4	—	654.3
Fixed maturities, trading	—	—	—	0.3

Derivatives
Net derivative assets (liabilities)	—	—	—	26.5

Assets transferred into Level 3 during 2022, 2021 and 2020, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.

Assets transferred out of Level 3 during 2022, 2021 and 2020, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes. The funds withheld payable embedded derivative is excluded from the table as the determination of its fair value incorporates the fair value of the invested assets supporting the reinsurance agreement. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	December 31, 2022
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$1,479.9	Discounted cash flow	Discount rate (1)	2.7%-33.1%	11.0%
			Illiquidity premium	0 basis points ("bps")-467bps	50bps
			Comparability adjustment	(16)bps-0bps	(11)bps
Collateralized debt obligations	39.5	Discounted cash flow	Discount rate (1)	4.4%	4.4%
			Comparability adjustment	55bps	55bps
Other debt obligations	467.8	Discounted cash flow	Discount rate (1)	5.6%-8.2%	7.6%
			Illiquidity premium	0bps-260bps	220bps
			Comparability adjustment	1bps-139bps	77bps
Fixed maturities, trading	92.5	Discounted cash flow	Discount rate (1)	9.6%-15.2%	11.0%
Separate account assets	1,034.1	Discounted cash flow - real estate	Discount rate (1)	5.5%-10.0%	7.0%
			Terminal capitalization rate	4.5%-9.5%	5.8%
			Average market rent growth rate	2.0%-3.8%	3.0%
		Discounted cash flow - real estate debt	Loan to value	43.6%-62.2%	50.6%
			Market interest rate	5.3%-8.6%	6.6%

	December 31, 2022
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Liabilities
Investment and universal life contracts (6)	58.9	Discounted cash flow	Long duration interest rate	2.4%-4.1% (3)	3.7%
			Long-term equity market volatility	17.8%-36.9%	21.9%
			Nonperformance risk	0.9%-2.0%	1.6%
			Utilization rate	See note (4)
			Lapse rate	1.3%-9.0%	4.7%
			Mortality rate	See note (5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	December 31, 2021
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$829.9	Discounted cash flow	Discount rate (1)	0.9%-15.5%	6.8%
			Illiquidity premium	0 bps-70bps	6bps
		Market comparables	Potential loss severity	39.4%	39.4%
			Probability of default	100.0%	100.0%
Commercial mortgage-backed securities	3.5	Discounted cash flow	Discount rate (1)	3.7%	3.7%
Collateralized debt obligations	45.9	Discounted cash flow	Discount rate (1)	3.0%-5.3%	4.0%
			Illiquidity premium	0bps-385bps	255bps
Other debt obligations	22.1	Discounted cash flow	Discount rate (1)	3.0%-10.0%	3.3%
			Illiquidity premium	225bps-500bps	237bps
Fixed maturities, trading	4.9	Discounted cash flow	Discount rate (1)	7.5%	7.5%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	December 31, 2021
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Separate account assets	946.0	Discounted cash flow - mortgage loans	Discount rate (1)	1.4%	1.4%
			Credit spread rate	120bps	120bps
		Discounted cash flow - real estate	Discount rate (1)	5.3%-10.0%	6.6%
			Terminal capitalization rate	4.3%-9.3%	5.6%
			Average market rent growth rate	1.6%-3.6%	2.7%
		Discounted cash flow - real estate debt	Loan to value	40.1%-58.5%	46.0%
			Market interest rate	2.5%-3.1%	2.7%

Liabilities
Investment and universal life contracts (6)	(320.9)	Discounted cash flow	Long duration interest rate	1.9% (3)	1.9%
			Long-term equity market volatility	19.8%-32.5%	22.5%
			Nonperformance risk	0.3%-1.1%	0.9%
			Utilization rate	See note (4)
			Lapse rate	1.3%-9.0%	4.7%
			Mortality rate	See note (5)

(1)Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any illiquidity or other adjustments, where applicable.
(2)Revenue multiples are amounts used when we have determined market participants would use such multiples to value the investments.
(3)Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.
(4)This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.
(5)This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.
(6)Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. The use of a higher or lower discount rate would have caused the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. The use of a higher or lower illiquidity premium would have caused significant decreases or increases, respectively, in the fair value of the asset.

Embedded derivatives within our investment and universal life contracts liability can be in either an asset or liability position, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. The use of a higher or lower market volatility would have caused significant decreases or increases, respectively, in the fair value of embedded derivatives in investment and universal life contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
cover guaranteed withdrawals. The use of higher or lower risk-free rates would have caused the fair value of the embedded derivative to significantly increase or decrease, respectively. The use of a higher or lower rate for our own credit risks, which impact the rates used to discount future cash flows, would have significantly increased or decreased, respectively, the fair value of the embedded derivative.

The use of a lower or higher mortality rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The use of a lower or higher overall lapse rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption may vary dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. The use of a higher or lower assumption of the number of contractholders taking withdrawals would have caused the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later would have caused the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit would have caused the fair value of the embedded derivative to decrease or increase, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

No significant assets and liabilities were measured at fair value on a nonrecurring basis for the years ended December 31, 2022, 2021 and 2020.

Fair Value Option

We elected fair value accounting for:
•Certain real estate ventures that were subject to the equity method of accounting because the nature of the investments was to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments were not fair valued because the investments mainly generated income from the operations of the underlying properties. The last equity method real estate investment for which the fair value option was elected was sold in the third quarter of 2021.

The following table presents information regarding the consolidated statements of operations impact of assets for which the fair value option was elected.

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Real estate ventures
Change in fair value pre-tax gain (1)	$—	$12.5	$5.3

(1)Reported in net investment income on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2022
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$19,722.4	$17,847.1	$—	$—	$17,847.1
Policy loans	770.2	749.5	—	—	749.5
Other investments	230.0	217.4	—	112.9	104.5
Cash and cash equivalents	552.9	552.9	552.9	—	—
Reinsurance deposit receivable	7,900.9	6,859.9	—	—	6,859.9
Cash collateral receivable	262.8	262.8	262.8	—	—
Investment contracts	(34,919.4)	(31,915.2)	—	(7,278.9)	(24,636.3)
Long-term debt	(67.8)	(60.5)	—	—	(60.5)
Separate account liabilities	(107,227.6)	(106,410.4)	—	—	(106,410.4)
Bank deposits (1)	(352.4)	(336.3)	—	(336.3)	—
Cash collateral payable	(285.1)	(285.1)	(285.1)	—	—

	December 31, 2021
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$18,908.3	$19,842.3	$—	$—	$19,842.3
Policy loans	705.0	888.9	—	—	888.9
Other investments	290.4	281.2	—	185.0	96.2
Cash and cash equivalents	475.6	475.6	475.6	—	—
Cash collateral receivable	2.0	2.0	2.0	—	—
Investment contracts	(35,249.5)	(35,534.9)	—	(7,454.3)	(28,080.6)
Long-term debt	(54.0)	(38.0)	—	—	(38.0)
Separate account liabilities	(131,096.8)	(130,152.8)	—	—	(130,152.8)
Bank deposits (1)	(373.3)	(372.8)	—	(372.8)	—
Cash collateral payable	(204.4)	(204.4)	(204.4)	—	—

(1)Excludes deposit liabilities without defined or contractual maturities.

17. Statutory Insurance Financial Information

We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “Iowa Insurance Division”). The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
We cede certain term, universal life and Closed Block life insurance statutory reserves to our affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2022 and 2021, our affiliated reinsurance subsidiaries assumed statutory reserves of $17,815.1 million and $10,085.7 million from us, respectively. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2022 and 2021, assets admitted under these practices totaled $3,748.4 million and $4,146.0 million, respectively. Additionally, one of our affiliated reinsurance subsidiaries in Vermont ceded $9,956.9 million of the ULSG reserves it assumed from us to Talcott Life & Annuity Re as of December 31, 2022.

    Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2022, we met the minimum RBC requirements.

Our statutory net income (loss) and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2022	2021	2020
	(in millions)
Statutory net income (loss)	$(1,563.1)	$864.0	$915.9
Statutory capital and surplus	4,304.4	5,375.2	5,682.4

18. Segment Information

    We provide financial products and services through the following segments: Retirement and Income Solutions and U.S. Insurance Solutions. In addition, we have a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

The Retirement and Income Solutions segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals. The segment is organized into Retirement and Income Solutions – Fee, which includes workplace savings and retirement solutions (formerly known as "full service accumulation"), trust and custody services and individual variable annuities; and Retirement and Income Solutions – Spread, which includes investment only, pension risk transfer, banking services and our exited retail fixed annuities business.

The U.S. Insurance Solutions segment focuses on solutions for small-to-mid sized businesses and their employees. The segment is organized into Specialty Benefits insurance, which provides group dental and vision insurance, individual and group disability insurance, group life insurance, critical illness, accident, paid family and medical leave and non-medical fee-for-service claims administration; and Individual Life insurance, which includes universal life, variable universal life, indexed universal life, traditional life insurance and our exited ULSG business.

The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect income on capital not allocated to other segments, inter-segment eliminations, income tax risks and certain income, expenses and other adjustments not allocated to other segments based on the nature of such items. Results of our exited group medical and long-term care insurance businesses are reported in this segment.

Management uses segment pre-tax operating earnings in evaluating performance, which is consistent with the financial results provided to and discussed with securities analysts. We determine segment pre-tax operating earnings by adjusting U.S. GAAP income before income taxes for pre-tax net realized capital gains (losses), as adjusted, pre-tax income (loss) from exited business, pre-tax other adjustments that management believes are not indicative of overall operating trends and noncontrolling interest. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of pre-tax operating earnings enhances the understanding of our results of operations by highlighting pre-tax earnings attributable to the normal, ongoing operations of the business.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The pre-tax net realized capital gains (losses), as adjusted, excluded from pre-tax operating earnings reflects consolidated U.S. GAAP pre-tax net realized capital gains (losses) excluding the following items that are included in pre-tax operating earnings:
•Periodic settlements and accruals on derivative instruments not designated as hedging instruments,
•Certain market value adjustments of derivatives and embedded derivatives and
•Certain market value adjustments of derivative instruments used to economically hedge embedded derivatives.

Pre-tax income (loss) from exited business includes amounts associated with our exited U.S. retail fixed annuity and ULSG businesses, including strategic review costs and impacts, amortization of reinsurance gain (loss), impacts to actuarial balances of reinsured businesses, net realized capital gains (losses) on funds withheld assets and the change in fair value of the funds withheld embedded derivative. The strategic review costs and impacts primarily include actuarial balance re-cohorting impacts resulting from the Strategic Review and costs to close the Reinsurance Transaction. Impacts to actuarial balances of reinsured business primarily include DAC amortization.

Pre-tax net realized capital gains (losses), as adjusted, are further adjusted for:
•Amortization of hedge accounting book value adjustments for certain discontinued hedges,
•Certain hedge accounting market value revenue adjustments,
•Certain market value adjustments to fee revenues,
•Recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services,
•Related changes in the amortization pattern of DAC and related actuarial balances,
•Certain hedge accounting market value expense adjustments and
•Net realized capital gains (losses) distributed.

Segment operating revenues reflect consolidated U.S. GAAP total revenues excluding:
•Net realized capital gains (losses), except periodic settlements and accruals on derivatives not designated as hedging instruments and certain market value adjustments of derivative instruments used to economically hedge embedded derivatives, and their impact on:
•Amortization of hedge accounting book value adjustments for certain discontinued hedges,
•Certain hedge accounting market value revenue adjustments,
•Certain market value adjustments to fee revenues,
•Recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services.
•Pre-tax revenues from exited business,
•Pre-tax other adjustments and income taxes of equity method investments and
•Pre-tax other adjustments management believes are not indicative of overall operating trends.

The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of: (1) OPEB cost allocations, (2) certain expenses deemed to benefit the entire organization and (3) income tax allocations. For purposes of determining pre-tax operating earnings, the segments are allocated the service component of other postretirement benefit costs. The Corporate segment reflects the non-service components of other postretirement benefit costs as assumptions are established and funding decisions are managed from a company-wide perspective. Additionally, the Corporate segment reflects expenses that benefit the entire organization for which the segments are not able to influence the spend. This includes expenses such as acquisition and disposition costs, among others. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. For purposes of determining non-GAAP operating earnings, the segments are allocated tax adjustments consistent with the positions PFG took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
The following tables summarize select financial information by segment, including operating revenues for our products and services, and reconcile segment totals to those reported in the consolidated financial statements:

	December 31, 2022	December 31, 2021
	(in millions)
Assets:
Retirement and Income Solutions	$202,518.1	$220,777.3
U.S. Insurance Solutions	39,907.5	32,344.7
Corporate	788.6	2,226.3
Total consolidated assets	$243,214.2	$255,348.3

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Operating revenues by segment:
Retirement and Income Solutions:
Retirement and Income Solutions - Fee	$2,236.2	$2,141.7	$1,808.8
Retirement and Income Solutions - Spread	3,721.3	4,187.3	5,353.7
Total Retirement and Income Solutions (1)	5,957.5	6,329.0	7,162.5
U.S. Insurance Solutions:
Specialty Benefits insurance	2,981.6	2,706.8	2,522.7
Individual Life insurance	1,325.9	2,047.1	1,945.8
Eliminations	(0.3)	(0.1)	(0.1)
Total U.S. Insurance Solutions	4,307.2	4,753.8	4,468.4
Corporate	60.5	67.4	37.9
Total segment operating revenues	10,325.2	11,150.2	11,668.8
Net realized capital losses, net of related revenue adjustments	(46.9)	(141.4)	(3.9)
Revenues from exited business (2)	4,447.2	—	—
Total revenues per consolidated statements of operations	$14,725.5	$11,008.8	$11,664.9

Pre-tax operating earnings (losses) by segment:
Retirement and Income Solutions	$1,159.9	$1,292.4	$1,065.7
U.S. Insurance Solutions	526.8	461.8	232.1
Corporate	(117.2)	(40.7)	(3.9)
Total segment pre-tax operating earnings	1,569.5	1,713.5	1,293.9
Pre-tax net realized capital losses, as adjusted (3)	(88.0)	(51.0)	(85.8)
Pre-tax income from exited business (4)	4,297.1	—	—
Adjustments related to equity method investments and
noncontrolling interest	62.2	24.3	19.4
Income before income taxes per consolidated statements
of operations	$5,840.8	$1,686.8	$1,227.5

(1)     Reflects inter-segment revenues of $27.2 million, $18.9 million and $18.9 million for the years ended December 31, 2022, 2021 and 2020, respectively.
(2) Revenues from exited business is derived as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Revenues from exited business:
Change in fair value of funds withheld embedded derivative	$3,652.8	$—	$—
Net realized capital gains on funds withheld assets	749.4	—	—
Strategic review costs and impacts	32.4	—	—
Amortization of reinsurance gain	12.6	—	—
Total revenues from exited business	$4,447.2	$—	$—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
(3) Pre-tax net realized capital gains (losses), as adjusted, is derived as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Net realized capital gains (losses):
Net realized capital gains (losses)	$(1.2)	$(18.5)	$105.6
Derivative and hedging-related revenue adjustments	(41.7)	(119.4)	(119.3)
Market value adjustments to fee revenues	0.7	(0.6)	(1.6)
Recognition of front-end fee revenue	(4.7)	(2.9)	11.4
Net realized capital losses, net of related revenue adjustments	(46.9)	(141.4)	(3.9)
Amortization of deferred acquisition costs and other actuarial balances	2.5	11.1	(26.8)
Capital (gains) losses distributed	0.5	(0.5)	(0.1)
Market value adjustments of embedded derivatives	(44.1)	79.8	(55.0)
Pre-tax net realized capital losses, as adjusted (a)	$(88.0)	$(51.0)	$(85.8)

(a)As adjusted before noncontrolling interest capital gains (losses).

(4) Pre-tax income (loss) from exited business included:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Pre-tax income from exited business:
Change in fair value of funds withheld embedded derivative	$3,652.8	$—	$—
Net realized capital gains on funds withheld assets	749.4	—	—
Strategic review costs and impacts	(57.1)	—	—
Amortization of reinsurance loss	(82.5)	—	—
Impacts to actuarial balances of reinsured business	34.5	—	—
Total pre-tax income from exited business	$4,297.1	$—	$—

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining non-GAAP operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Income tax expense (benefit) by segment:
Retirement and Income Solutions	$138.8	$170.4	$133.3
U.S. Insurance Solutions	100.7	90.5	46.3
Corporate	(8.2)	(14.3)	(6.3)
Total segment income taxes from operating earnings	231.3	246.6	173.3
Tax benefit related to net realized capital losses, as adjusted	(21.7)	(13.5)	(13.2)
Tax expense related to exited business (1)	908.0	—	—
Certain adjustments related to equity method investments	—	0.1	—
Total income taxes per consolidated statements of operations	$1,117.6	$233.2	$160.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
(1) Income tax expense related to exited business is derived as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Income tax expense related to exited business:
Change in fair value of funds withheld embedded derivative	$767.1	$—	$—
Net realized capital gains on funds withheld assets	157.4	—	—
Strategic review costs and impacts	(6.3)	—	—
Amortization of reinsurance gain	(17.4)	—	—
Impacts to actuarial balances of reinsured business	7.2	—	—
Total income tax expense related to exited business	$908.0	$—	$—
The following is a summary of depreciation and amortization expense allocated to our segments for purposes of determining pre-tax operating earnings. Segment depreciation and amortization is reconciled to depreciation and amortization included in operating expenses in our consolidated statements of operations.

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Depreciation and amortization expense by segment:
Retirement and Income Solutions	$58.0	$53.0	$38.8
U.S. Insurance Solutions	18.9	19.3	20.2
Corporate	5.2	9.8	4.4
Total segment depreciation and amortization expense included
in pre-tax operating earnings	82.1	82.1	63.4
Depreciation and amortization expense related to exited business	26.9	—	—
Total depreciation and amortization expense included in our
consolidated statements of operations	$109.0	$82.1	$63.4

19. Revenues from Contracts with Customers

    The following tables summarize disaggregation of revenues from contracts with customers, including select financial information by segment, and reconcile totals to those reported in the consolidated financial statements. Revenues from contracts with customers are included in fees and other revenues on the consolidated statements of operations.

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Revenue from contracts with customers by segment:
Retirement and Income Solutions:
Retirement and Income Solutions – Fee	$522.2	$399.3	$250.5
Retirement and Income Solutions – Spread	11.4	9.9	8.6
Total Retirement and Income Solutions	533.6	409.2	259.1
U.S. Insurance Solutions:
Specialty Benefits insurance	12.2	12.1	12.1
Individual Life insurance	64.4	60.1	48.4
Eliminations	—	(0.1)	(0.1)
Total U.S. Insurance Solutions	76.6	72.1	60.4
Corporate	(0.8)	(1.0)	(0.8)
Total segment revenue from contracts with customers	609.4	480.3	318.7
Adjustments for fees and other revenues not within the scope of
revenue recognition guidance (1)	1,557.5	2,202.8	2,025.1
Pre-tax other adjustments (2)	41.0	(3.5)	9.8
Total fees and other revenues per consolidated statements of
operations	$2,207.9	$2,679.6	$2,353.6
(1)     Fees and other revenues not within the scope of the revenue recognition guidance primarily represent revenue on contracts accounted for under the financial instruments or insurance contracts standards.
(2)     Pre-tax other adjustments relate to revenues from exited business and the recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and certain market value adjustments to fee revenues.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Retirement and Income Solutions - Fee

Retirement and Income Solutions - Fee offers service and trust agreements for defined contribution retirement plans, including 401(k) plans, 403(b) plans, and employee stock ownership plans. The investment components of these service agreements are in the form of mutual fund offerings. In addition, plan sponsor retirement plan trust and custody services are also available through our trust company. Furthermore, services and trust agreements are offered to non-retirement customers including insurance companies, endowments and other financial institutions.

Fees and other revenues are earned for administrative activities performed for the defined contribution retirement plans including recordkeeping and reporting as well as trust and custody, asset management and investment services. Fees and other revenues are earned for administrative activities performed for non-retirement plan customers including trust and custody services, defined benefit administration and investment management activities. The majority of these activities are performed daily over time. Fee-for-service transactions are also provided upon client request. These services are considered distinct or grouped into a bundle until a distinct performance obligation is identified. Some performance obligations are considered a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer.

Fees and other revenues can be based on a fixed contractual rate for these services or can be variable based upon contractual rates applied to the market value of the client's investment portfolio each day. If the consideration for this series of performance obligations is based on daily market value, it is considered variable each day as the services are performed over time. The consideration becomes unconstrained and thus recognized as revenue for each day’s series of distinct services once the market value of the clients’ investment portfolios is determined at market close or carried over at the end of the day for days when the market is closed. Additionally, fixed fees and other revenues are recognized point-in-time as fee-for-service transactions upon completion.

The types of revenues from contracts with customers were as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Administrative service fee revenue	$519.2	$395.9	$248.4
Other fee revenue	3.0	3.4	2.1
Total revenues from contracts with customers	522.2	399.3	250.5
Fees and other revenues not within the scope of revenue
recognition guidance	1,187.0	1,299.6	1,130.4
Total fees and other revenues	1,709.2	1,698.9	1,380.9
Premiums and other considerations	—	0.5	4.9
Net investment income	527.0	442.3	423.0
Total operating revenues	$2,236.2	$2,141.7	$1,808.8

Retirement and Income Solutions - Spread

    Retirement and Income Solutions – Spread offers individual retirement accounts (“IRAs”) through Principal Bank, which are primarily funded by retirement savings rolled over from qualified retirement plans. The IRAs are held in savings accounts, money market accounts and certificates of deposit. Revenues are earned through fees as the performance of establishing and maintaining IRA accounts is completed. Fee-for-service transactions are also provided upon client request. The establishment fees and annual maintenance fees are accrued into earnings over a period of time using the average account life. Upfront and recurring bank fees are related to performance obligations that have the same pattern of transfer to the customer and are recognized in income over time with control transferred to the customers utilizing the output method. These fees are based on a fixed contractual rate. Fixed fees and other revenues are also recognized point-in-time as fee-for-service transactions upon completion. Additionally, commission income is earned on advisory services provided to customers. The revenues are earned over time as the service is performed based upon contractual rates applied to the market value of the clients’ portfolios.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
    The types of revenues from contracts with customers were as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Deposit account fee revenue	$10.2	$9.2	$8.4
Commission income	1.2	0.7	0.2
Total revenues from contracts with customers	11.4	9.9	8.6
Fees and other revenues not within the scope of revenue
recognition guidance	2.9	7.9	9.5
Total fees and other revenues	14.3	17.8	18.1
Premiums and other considerations	1,959.7	1,883.1	3,216.0
Net investment income	1,747.3	2,286.4	2,119.6
Total operating revenues	$3,721.3	$4,187.3	$5,353.7

U.S. Insurance Solutions

    Fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for fee-for-service products, nonqualified benefit plans, separate accounts and dental networks. Services within contracts are not distinct on their own; however, we combine the services into a distinct bundle and account for the bundle as a single performance obligation, which is satisfied over time utilizing the output method as services are rendered. The transaction price corresponds with the performance completed to date, for which the value is recognized as revenue during the period. Variability of consideration is resolved at the end of each period and payments are due when billed.
Commission income is earned through sponsored brokerage services. Performance obligations are satisfied at a point in time, upon delivery of a placed case, and the transaction price calculated per the compensation schedule is recognized as revenue.

The types of revenues from contracts with customers were as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Specialty Benefits insurance:
Administrative service fees	$12.2	$12.1	$12.1
Total revenues from contracts with customers	12.2	12.1	12.1
Fees and other revenues not within the scope of revenue
recognition guidance	18.5	19.0	19.2
Total fees and other revenues	30.7	31.1	31.3
Premiums and other considerations	2,771.1	2,496.5	2,330.8
Net investment income	179.8	179.2	160.6
Total operating revenues	$2,981.6	$2,706.8	$2,522.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Individual Life insurance:
Administrative service fees	$26.9	$26.2	$21.6
Commission income	37.5	33.9	26.8
Total revenues from contracts with customers	64.4	60.1	48.4
Fees and other revenues not within the scope of revenue
recognition guidance	333.2	858.8	849.5
Total fees and other revenues	397.6	918.9	897.9
Premiums and other considerations	535.9	333.9	329.1
Net investment income	392.4	794.3	718.8
Total operating revenues	$1,325.9	$2,047.1	$1,945.8

Corporate

The Corporate segment includes inter-segment eliminations of fees and other revenues. The types of revenues from contracts with customers were as follows:

	For the year ended December 31,
	2022	2021	2020

	(in millions)
Eliminations	$(0.8)	$(1.0)	$(0.8)
Total revenues from contracts with customers	(0.8)	(1.0)	(0.8)
Fees and other revenues not within the scope of revenue
recognition guidance	15.9	17.5	16.5
Total fees and other revenues	15.1	16.5	15.7
Premiums and other considerations	(2.1)	—	—
Net investment income	47.5	50.9	22.2
Total operating revenues	$60.5	$67.4	$37.9

Contract Costs

    Sales compensation and other incremental costs of obtaining a contract are capitalized and amortized over the period of contract benefit if the costs are expected to be recovered. The contract cost asset, which is included in other assets on the consolidated statements of financial position, was $43.0 million and $41.8 million as of December 31, 2022 and 2021, respectively.
We apply the practical expedient for certain costs where we recognize the incremental costs of obtaining these contracts as an expense when incurred if the amortization period of the assets is one year or less. These costs, along with costs that are not deferrable, are included in operating expenses on the consolidated statements of operations.

Deferred contract costs consist primarily of commissions and variable compensation. We amortize capitalized contract costs on a straight-line basis over the expected contract life, reflecting lapses as they are incurred. Deferred contract costs are subject to impairment testing on an annual basis, or when a triggering event occurs that could warrant an impairment. To the extent future revenues less future maintenance expenses are not adequate to cover the asset balance, an impairment is recognized. For the years ended December 31, 2022, 2021 and 2020, $7.6 million, $7.4 million and $7.2 million, respectively, of amortization expense was recorded in operating expenses on the consolidated statements of operations and no impairment loss was recognized in relation to the costs capitalized.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
20. Stock-Based Compensation Plans

As of December 31, 2022, our ultimate parent, PFG, sponsored the 2021 Stock Incentive Plan, the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"), which resulted in expense to us. No new grants will be made under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan or the Stock Incentive Plan. Under the terms of the 2021 Stock Incentive Plan grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. As part of our fair value process, for each stock-based compensation plan, we assess the impact of material nonpublic information on PFG’s share price or expected volatility, as applicable, at the time of grant. No awards in 2022 required a fair value adjustment.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against net income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2022	2021	2020
	(in millions)
Compensation cost	$22.2	$25.2	$24.4
Related income tax benefit	4.6	4.3	4.0
Capitalized as part of an asset	1.2	1.4	1.5

Nonqualified Stock Options
    No nonqualified stock options were granted to employees during 2022. Previously, nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

    The fair value of stock options is estimated using the Black-Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2022	2021	2020
Expected volatility	—%	34.2%	25.7%
Expected term (in years)	—	7.0	7.0
Risk-free interest rate	—%	1.2%	1.3%
Expected dividend yield	—%	3.82%	4.33%
Weighted average estimated fair value	$—	$15.67	$9.64

We determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into our expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

    As of December 31, 2022, we had $0.8 million of total unrecognized compensation cost related to nonvested stock options. The cost is expected to be recognized over a weighted-average service period of approximately 1.0 years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2022
Performance Share Awards

    Performance share awards were granted to certain employees under the 2021 Stock Incentive Plan, 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Effective in 2022, we added a relative total shareholder return modifier to the performance share awards under which the number of shares ultimately granted is also impacted by our actual shareholder return relative to PFG’s S&P 500 Financial Sector Index peer group. The fair value of performance share awards is determined using a Monte Carlo simulation model. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. These awards have no maximum contractual term. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The weighted-average grant-date fair value of performance share awards granted during 2022, 2021 and 2020 was $66.62, $58.68 and $51.73, respectively.

As of December 31, 2022, we had $8.4 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted-average service period of approximately 1.8 years.

Restricted Stock Units
    Restricted stock units were granted to certain employees and agents under the 2021 Stock Incentive Plan and the 2014 Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. These awards have no maximum contractual term. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted-average grant-date fair value of restricted stock units granted during 2022, 2021 and 2020 was $69.80, $59.38 and $49.33, respectively.

As of December 31, 2022, we had $32.8 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted-average period of approximately 1.8 years.

Employee Stock Purchase Plan

    Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a quarterly basis. Employees may purchase up to $25,000 in PFG stock value annually. Employees may purchase shares of our common stock at a price equal to 90% of the shares' fair market value as of the end of the purchase period. Prior to 2022 employees were able to purchase shares of our common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever was lower.

    We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted-average fair value of the discount on the stock purchased was $7.31, $15.64 and $11.33 during 2022, 2021 and 2020, respectively.

PART C
OTHER INFORMATION

Item 30. Exhibits.
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference to Exhibit (a) to Registrant's Filing on Form N-6 on 10/30/2002)(Accession No. 0000870786-02-000210)

(b)	Custodian Agreement - N/A

(c)	Underwriting Contracts

	(c1)	Distribution Agreement (Incorporated by Reference to Exhibit (c1) to Registrant's Filing on Form N-6 on 10/30/2002)(Accession No. 0000870786-02-000210)
	(c2)	Selling Agreement (Incorporated by Reference to Exhibit (c2) to Registrant's Filing on Form N-6 on 1/24/2003)(Accession No. 0000870786-03-000020)
	(c3)	Registered Representative Agreement (Incorporated by Reference to Exhibit (c3) to Registrant's Filing on Form N-6 on 1/24/2003)(Accession No. 0000870786-03-000020)

(d)	Contracts (Exhibits (d1) through (d15) are Incorporated by Reference to Exhibits (d1) through (d15) to Registrant's Filing on Form N-6 on 10/30/2002)(Accession No. 0000870786-02-000210)

	(d1)	Form of Variable Life Contract
	(d2)	Form of Accelerated Benefits Rider
	(d3)	Form of Accidental Death Benefit Rider
	(d4)	Form of Change of Insured Rider
	(d5)	Form of Cost of Living Increase Rider
	(d6)	Form of Life Paid-up Rider
	(d7)	Form of Salary Increase Rider
	(d8)	Form of Supplemental Benefit Rider
	(d9)	Form of Waiver of Monthly Policy Charge Rider
	(d10)	Form of Waiver of Specified Premium Rider
	(d11)	Form of Accounting Benefit Rider
	(d12)	Form of Death Benefit Guarantee Rider
	(d13)	Form of Extended Coverage Rider
	(d14)	Form of Hazardous Sports Exclusion Rider
	(d15)	Form of Aviation Exclusion Rider

(e)	Applications (Exhibits (e1) and (e2) are Incorporated by Reference to Exhibits (e1) and (e2) to Registrant's Filing on Form N-6 on 10/30/2002)(Accession No. 0000870786-02-000210)

	(e1)	Form of Life Insurance Application
	(e2)	Form of Supplemental Application

(f)
Depositor's Certificate of Incorporation and By-laws (Exhibits (f1) and (f2) are Incorporated by Reference to Exhibits (f1) and (f2) to Registrant's Filing on Form N-6 on 10/30/2002)(Accession No. 0000870786-02-000210)

	(f1)	Articles of Incorporation of the Depositor
	(f2)	Bylaws of Depositor

(g)	Reinsurance Contracts - Incorporated by Reference to the Registrant's filing on Form N-6 on 2/27/2003 (Accession No. 0000870786-03-000061)

1

(h)	Participation Agreements

1. American Century
	(a)	Shareholder Services Agreement dated April 1, 1999 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(b)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(3)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(d)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(e)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(g)
Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(j)	Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Filed as Exhibit (h)1(j) on 04/25/2014 (Accession No. 0000812797-14-000018)

2. American Funds
	(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h02(a) on 04/27/2015 (Accession No. 0000812797-15-000026)
	(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h02(b) on 04/27/2015 (Accession No. 0000812797-15-000026)
	(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h02(c) on 04/27/2015 (Accession No. 0000812797-15-000026)
	(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h02(d) on 04/27/2015 (Accession No. 0000812797-15-000026)

3. Calvert Variable Series, Inc.
(a)
Consolidated Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(a) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h03(b) on 04/27/2015 (Accession No. 0000812797-15-000025)
(c)
Consolidated Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h03(d) on 04/27/2015 (Accession No. 0000812797-15-000026)
	(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h03(e) on 04/27/2015 (Accession No. 0000812797-15-000026)
	(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h03(f) on 04/27/2015 (Accession No. 0000812797-15-000026)

4. ClearBridge (Legg Mason)
	(a)	Participation Agreement dated April 26, 2013 (Filed as Exhibit (h)5(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
	(b)	Administrative Services Agreement dated April 26, 2013 (Filed as Exhibit (h)5(b) on 04/25/2014 (Accession No. 0000812797-14-000019)

2

5. Delaware Distributors
(a)	Participation Agreement dated April 26, 2010 - Filed as Exhibit (h)4(a) on 04/25/2014 (Accession No. 0000812797-14-000018)
(b)	Administrative Services Agreement dated April 26, 2010 - Filed as Exhibit (h)4(b) on 04/25/2014 (Accession No. 0000812797-14-000018)
(c)	Amendment 1 to Participation Agreement dated December 30, 2010 - Filed as Exhibit (h)4(c) on 04/25/2014 (Accession No. 0000812797-14-000018)
(d)	Amendment 2 to Participation Agreement dated April 4, 2014 - Filed as Exhibit (h)4(d) on 04/25/2014 (Accession No. 0000812797-14-000018)
(e)	Amendment 3 to Participation Agreement dated July 1, 2015 - Filed as Exhibit (h)5(e) on 04/25/2016 (Accession No. 0000812797-16-000146)

6. Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 -- Filed as exhibit 99.h06(i) on 04/27/2015 (Accession No. 0000812797-15-000026)
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)
(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 -- Filed as exhibit 99.h06(l) on 04/27/2015 (Accession No. 0000812797-15-000026)

7. DWS
(a)	Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 04/27/11)(Accession No. 0000898745-11-000198)
(c)	Amendment 2 to Participation Agreement dated May 1, 2011 - Filed as Exhibit (h)6(c) on 04/25/2014 (Accession No. 0000812797-14-000018)
(d)	Amendment 3 to Participation Agreement dated December 18, 2012 - Filed as Exhibit (h)6(d) on 04/25/2014 (Accession No. 0000812797-14-000018)
(e)	Amendment 4 to Participation Agreement dated April 10, 2013 - Filed as Exhibit (h)6(e) on 04/25/2014 (Accession No. 0000812797-14-000018)

3

8. Fidelity Distributors Corporation
(a)
Amended and Restated Participation Agreement dated December 20, 2004 (Incorporated by Reference from Exhibit (h)(6)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(b)	Services Agreement dated July 1, 1999 (Incorporated by Reference from Exhibit (h)(6)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Service Contract (Service Class Shares) dated August 2, 1999 (Incorporated by Reference from Exhibit (h)(6)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Service Contract (Initial Class Shares) dated March 1, 2000 (Incorporated by Reference from Exhibit (h)(6)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Service Contract (Class 2 shares) dated April 1, 2002 (Incorporated by Reference from Exhibit (h)(6)(e) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Rule 22c-2 Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(6)(f) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

9. Franklin Templeton
(a)	Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference from Exhibit (h)(7)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h09(g) on 04/27/2015 (Accession No. 0000812797-15-000026)
(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h09(h) on 04/27/2015 (Accession No. 0000812797-15-000026)
(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference from Exhibit (h)(7)(h) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(i) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as exhibit 99.h09(m) on 04/27/2015 (Accession No. 0000812797-15-000026)
(n)	Amendment 5 to Administrative Services Agreement dated May 1, 2014 - Filed as exhibit 99(h)(9)(n) on 04/27/2017 (Accession No. 0000812797-17-000055)
(o)	Amendment 6 to Administrative Services Agreement dated August 30, 2016 - Filed as exhibit 99(h)(9)(o) on 04/27/2017 (Accession No. 0000812797-17-000055)
(p)	Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(q)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h09(o) on 04/27/2015 (Accession No. 0000812797-15-000026)
(r)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h09(p) on 04/27/2015 (Accession No. 0000812797-15-000026)
4

10. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference from Exhibit (h)(8)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(p) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(n)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(o)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(p)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(8)(o) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(q)
Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(q) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(r)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(r) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

11. Lord Abbett
(a)	Participation Agreement dated May 1, 2016 - Filed as exhibit 99(h)(11)(a) on 04/27/2017 (Accession No. 0000812797-17-000055)
(b)	Administrative Service Agreement dated May 1, 2016 - Filed as exhibit 99(h)(11)(b) on 04/27/2017 (Accession No. 0000812797-17-000055)
(c)	Service Agreement Letter dated May 1, 2016 - Filed as exhibit 99(h)(11)(c) on 04/27/2017 (Accession No. 0000812797-17-000055)
(d)	Support Payment Agreement dated May 1, 2016 - Filed as exhibit 99(h)(11)(d) on 04/27/2017 (Accession No. 0000812797-17-000055)

12. MFS
(a)	Amended and Restated Participation Agreement dated May 1, 2013 - Filed as Exhibit (h)10(a) on 04/25/2014 (Accession No. 0000812797-14-000018)
5

(b)	Amended and Restated Fund/Serv Supplement dated May 1, 2013 - Filed as Exhibit (h)10(b) on 04/25/2014 (Accession No. 0000812797-14-000018)
(c)	Amended and Restated Administrative Services Letter dated April 1, 2016 - Filed as exhibit 99(h)(12)(c) on 04/27/2017 (Accession No. 0000812797-17-000055)
(d)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(m) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(9)(o) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

13. Principal Variable Contracts Funds, Inc.
(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)
Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference from Exhibit (h)(12)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h13(d) on 04/27/2015 (Accession No. 0000812797-15-000025)
(e)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(12)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h13(f) on 04/27/2015 (Accession No. 0000812797-15-000025)
(g)	Amendment 6 to Participation Agreement dated August 10, 2016 - Filed as exhibit 99(h)(13)(g) on 04/27/2017 (Accession No. 0000812797-17-000055)
(h)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)
(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
(k)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h13(j) on 04/27/2015 (Accession No. 0000812797-15-000025)

14. Putnam
(a)
Participation Agreement dated May 1, 1998 (Incorporated by Reference from Exhibit (h)(14)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(14)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)	Amendment 2 to Participation Agreement dated March 2, 2021 - Filed as Exhibit 99(h)14(c) on 04/29/2021 (Accession No. 0000812797-21-000055)
(d)
Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(13)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h14(e) on 04/27/2015 (Accession No. 0000812797-15-000026)
(g)	Amendment 3 to Marketing and Administrative Servicing Agreement dated March 2, 2021 - Filed as Exhibit 99(h)14(g) on 04/29/2021 (Accession No. 0000812797-21-000055)
(h)
Rule 22c-2 Agreement dated March 9, 2007 (Incorporated by Reference from Exhibit (h)(14)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

6

(i)	Consent dated May 15, 2007 -- Filed as exhibit 99.h14(g) on 04/27/2015 (Accession No. 0000812797-15-000026)

15. TOPS (Northern Lights)
(a)	Participation Agreement dated May 1, 2012 - Filed as Exhibit (h)13(a) on 04/25/2014 (Accession No. 0000812797-14-000018)

16. Van Eck
(a)
Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Service Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(15)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)	Amendment 4 to Participation Agreement dated May 10, 2022*
(h)
Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)	Amendment 4 to Service Agreement dated as of May 1, 2012 - Filed as Exhibit (h)14(j) on 04/25/2014 (Accession No. 0000812797-14-000018)
(j)	Amendment 5 to Service Agreement dated May 1, 2018 (Filed as Exhibit (h)16(k) on 04/26/2019 (Accession No. 0000812797-19-000034)
(k)	Amendment 6 to Service Agreement dated October 15, 2019 - Filed as Exhibit 99.(h)16(j) on 04/28/2020 (Accession No. 0000812797-20-000046)
(l)	Amendment 7 to Service Agreement dated May 10, 2022 *
(m)
Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(14)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(n)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

17. Wanger International
(a)	Wanger Advisors Trust Participation Agreement dated April 28, 2015 -- Filed as Exhibit (h)16(a) on 04/25/2016 (Accession No. 0000812797-16-000146)
(b)	Services Agreement dated May 1, 2015 -- Filed as Exhibit (h)16(b) on 04/25/2016 (Accession No. 0000812797-16-000146)

18. Wells Fargo
(a)	Participation Agreement dated February 28, 2006 - Filed as Exhibit (h)15(a) on 04/25/2014 (Accession No. 0000812797-14-000018)
(b)	Amendment 1 to Participation Agreement dated April 1, 2012 - Filed as Exhibit (h)15(b) on 04/25/2014 (Accession No. 0000812797-14-000018)
7

(c)	Rule 22c-2 Agreement dated April 16, 2007 - Filed as Exhibit (h)15(c) on 04/25/2014 (Accession No. 0000812797-14-000018)
(d)	Amendment 1 to Rule 22c-2 Agreement dated March 20, 2012 - Filed as Exhibit (h)15(d) on 04/25/2014 (Accession No. 0000812797-14-000018)

(i)	Administration Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion (Incorporated by Reference to Exhibit (k) to Registrant's Filing on Form N-6 on 2/11/2003)(Accession No. 0001127048-03-000075)

(l)	Actuarial Opinion - N/A

(m)	Calculations - N/A

(n)	Other Opinions

(1) Consent of Ernst & Young LLP *
(2) Powers of Attorney - Filed as Ex 99.(n)(2) on 04/29/2022 (Accession No. 0000812797-22-000043) and for H. E. Mitchell filed herein*
(3) Opinion of Counsel *

(o)	Financial Statements Schedules

Principal Life Insurance Company

Report of Independent Registered Public Accounting Firm on Schedules *

Schedule I - Summary of Investments - Other Than Investments in Related Parties as of December 31, 2022 *

Schedule III - Supplementary Insurance Information As of December 31, 2022, 2021 and 2020 and for each of the years then ended *

Schedule IV - Reinsurance As of December 31, 2022, 2021 and 2020 and for each of the years then ended *

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption -- Filed as Exhibit 99.q on 04/27/2015 (Accession No. 0000812797-15-000026)

* Filed herein

8

Item 31. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
JONATHAN S. AUERBACH PayPal 2211 North First Street San Jose, CA 95131	Director Member, Nominating and Governance Committee
MARY E. BEAMS 20 Green Lane Weston, MA 02493	Director Member, Audit Committee
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Chair, Human Resources Committee Member, Executive, Nominating and Governance Committee
MICHAEL T. DAN 563 Love Road Lyndhurst, VA 22952	Director Member, Human Resources and Nominating and Governance Committees
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Chair, Nominating and Governance Committee
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS BET Networks 1515 Broadway, 22nd Floor New York, NY 10036	Director Member, Audit, Executive and Human Resources Committees
H. ELIZABETH MITCHELL 107 West 89th Street, Apt. 2B New York, NY 10024	Director Member, Audit Committee
CLAUDIO MURUZABAL 791 Crandon Boulevard, #1508 Key Biscayne, FL 33149	Director Member, Human Resources and Nominating and Governance Committees
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Member, Audit Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
CLARE S. RICHER 169 Marlborough St. Apt 1 Boston, MA 02116	Director Member, Audit and Executive Committees
ALFREDO RIVERA Condominio Lomas del Valle Flats 21, Torre A, Apt 7 Pozos de Santa Ana San Jose, Costa Rica 10903	Director Member, Audit and Human Resources Committees

9

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
VIVEK AGRAWAL(1)	Executive Vice President and Chief Growth Officer
KAMAL BHATIA(1)	Senior Executive Managing Director - Global Head of Investments, Principal Asset Management
DAVID M. BLAKE(1)	Senior Executive Managing Director - Global Head of Public Markets, Principal Asset Management
J. SCOTT BOYD(1)	Senior Vice President - Retirement Distribution
WEE YEE (THOMAS) CHEONG(3)	Executive Vice President, Principal Asia
JON N. COUTURE(1)	Executive Vice President Principal Global Services and Chief Human Resources Officer
NOREEN M. FIERRO(1)	Senior Vice President and Enterprise Chief Ethics and Compliance Officer
AMY C. FRIEDRICH(1)	President U.S. Insurance Solutions
GINA L. GRAHAM(1)	Vice President and Treasurer
PATRICK G. HALTER(1)	President and Chief Executive Officer - Principal Asset Management
TERESA M. HASSARA(1)	Senior Vice President - WSRS
TIMOTHY A. HILL(1)	Senior Executive Managing Director - US & Europe Client Group, Principal Asset Management
KARA M. HOOGENSEN(1)	Senior Vice President Specialty Benefits
KATHLEEN B. KAY(1)	Executive Vice President and Chief Information Officer
NATALIE LAMARQUE(1)	Executive Vice President, General Counsel and Secretary
CHRISTOPHER J. LITTLEFIELD(1)	President - Retirement and Income Solutions
KENNETH A. MCCULLUM(1)	Senior Vice President and Chief Risk Officer
DENNIS J. MENKEN(1)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
CHRISTOPHER D. PAYNE(1)	Senior Vice President, Government Relations
JOEL M. PITZ(1)	Senior Vice President and Controller
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
NATHAN P. SCHELHAAS(1)	Senior Vice President - Head of Life Protection Solutions
ELLEN W. SHUMWAY(1)	Senior Executive Managing Director - Global Head of Product & Marketing, Principal Asset Management
DEANNA D. STRABLE(1)	Executive Vice President and Chief Financial Officer
A. SHEA TREADWAY(1)	Senior Vice President - USIS Distribution
ROBERTO WALKER(2)	Executive Vice President, Principal Latin America
BETHANY A. WOOD(1)	Executive Vice President and Chief Marketing Officer

(1)	711 High Street
Des Moines, IA 50392

(2)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

(3)	Unit 1001-2 Central Plaza
18 Harbour Road
Wan Chai, Hong Kong

10

Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2022 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2022)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
→ Principal Financial Services, Inc.*#	Iowa	100
→ CCB Pension Management, Co. Ltd.	China	17.64
→ PFG DO Brasil LTDA*#	Brazil	100
→ Brasilprev Seguros E Previdencia S.A.*	Brazil	50
→ Principal Global Investors Participacoes, LTDA*#	Brazil	100
→ Claritas Investments LTD*#	Cayman Islands	100
→ Claritas Administracao de Recursos LTDA*#	Brazil	100
→ PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
→ Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
→ Principal International, LLC.*#	Iowa	100
→ Principal International (Asia) Limited*#	Hong Kong	100
→ Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
→ Principal International (South Asia) SDN, BHD*#	Malaysia	100
→ Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
→ Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
→ Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
→ Principal Asset Management Berhad*	Malaysia	60
→ CIMB Wealth Advisors Berhad*	Malaysia	100
→ PT Principal Asset Management	Indonesia	99
→ Principal Asset Management (S) PTE LTD*#	Singapore	100
→ Principal Asset Management Company Limited*	Thailand	100
→ PT Principal International Indonesia*	Indonesia	100
→ Principal Trust Company (Asia) Limited*#	Hong Kong	100
→ Principal Investment & Retirement Services Limited*#	Hong Kong	100
→ Principal Consulting (India) Private Limited*#	India	100
→ Principal Global Investors Holding Company, LLC*#	Delaware	100
→ Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
→ Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
→ Principal Global Investors (EU) Limited*	Ireland	100
→ Principal Global Investors (Switzerland) GMBH*	Switzerland	100
→ Principal Global Investors (Ireland) Limited*#	Ireland	100
→ PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
→ Origin Asset Management LLP*#<	Wales/United Kingdom	88.02
→ PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
→ Finisterre Holdings Limited*	Malta	100
→ Finisterre Capital UK Limited*	Wales/United Kingdom	100
→ Finisterre Capital LLP*	Wales/United Kingdom	86
→ Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
11

→ Principal Real Estate Europe Limited	Wales/United Kingdom	100
→ Principal Real Estate Limited	Wales/United Kingdom	100
→ Principal Real Estate B.V.	Netherlands	100
→ Principal Real Estate GmbH	Germany	100
→ PD Frankfurt GmbH mbH	Germany	94.9
→ Principal Real Estate S.á.r.l.	Luxembourg	100
→ Principal Real Estate SAS	France	100
→ Principal Real Estate S.L.U.	Spain	100
→ Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
→ Principal Global Investors (Singapore) Limited*#	Singapore	100
→ Principal Real Asset Investments Private Fund Management	China	50
→ Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
→ Principal Global Investors Holding Company (US), LLC*#	Delaware	100
→ Spectrum Asset Management, Inc.*#<	Connecticut	100
→ SAMI Brokerage LLC	Connecticut	100
→ Post Advisory Group, LLC*#<	Delaware	75.41
→ Principal Commercial Funding, LLC*#<	Delaware	100
→ Principal Enterprise Capital, LLC*#	Delaware	100
→ Principal Global Investors, LLC*#<	Delaware	100
→ Principal Real Estate Investors, LLC*#	Delaware	100
→ Principal Global Investors Trust Company*#	Oregon	100
→ Principal Shareholder Services, Inc.*#	Washington	100
→ Principal Funds Distributor, Inc.*#	Washington	100
→ Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
→ Principal Financial Group (Mauritius) LTD*#	Mauritius	100
→ Principal Life Insurance Company+#	Iowa	100
→ Principal Reinsurance Company of Delaware*#<	Delaware	100
→ Principal Reinsurance Company of Delaware II*#<	Delaware	100
→ Principal Real Estate Holding Company, LLC*#<	Delaware	100
→ GAVI PREHC HC, LLC*#<	Delaware	100
→ Principal Development Investors, LLC*#<	Delaware	100
→ Principal Real Estate Fund Investors, LLC*#<	Delaware	100
→ Principal Holding Company, LLC*#<	Iowa	100
→ Petula Associates, LLC*<	Iowa	100
→ Principal Real Estate Portfolio, Inc.*#<	Delaware	100
→ GAVI PREPI HC, LLC*#<	Delaware	100
→ Petula Prolix Development Company, LLC*#<	Iowa	100
→ Principal Commercial Acceptance, LLC*#<	Delaware	100
→ Principal Generation Plant, LLC*#<	Delaware	100
→ Principal Bank*#<	Iowa	100
→ Principal Advised Services, LLC	Delaware	100
→ Equity FC, LTD*#<	Iowa	100
→ Principal Dental Services, Inc.*#<	Arizona	100
→ Employers Dental Services, Inc.*#<	Arizona	100
→ First Dental Health*#<	California	100
→ Delaware Charter Guarantee & Trust Company*#<	Delaware	100
→ Preferred Product Network, Inc.*#<	Delaware	100
→ Principal Reinsurance Company of Vermont*#	Vermont	100
→ Principal Reinsurance Company of Vermont II*#<	Vermont	100
→ Principal International Holding Company, LLC*#	Delaware	100
→ Principal Global Services Private Limited*#	India	100
→ Principal Global Services (Philippines) LLC	Philippines	100
→ Veloxiti Commercial Contracting, Inc.	Delaware	40
→ CCB Principal Asset Management Company, LTD*	China	25
→ Principal Financial Services I (US), LLC*#	Delaware	100
→ Principal Financial Services II (US), LLC*#	Delaware	100
→ Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
→ Principal Financial Services V (UK) LTD.*#	United Kingdom	100
12

→ Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
→ Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
→ Principal Global Investors Asia (UK) Ltd	United Kingdom	100
→ Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
→ Principal Global Investors (Australia) Limited*#	Australia	100
→ Principal Global Investors (Japan) Limited*#	Japan	100
→ Principal International India (UK) LTD*#	United Kingdom	100
→ Principal Financial Services VI (UK) LTD*#	United Kingdom	100
→ Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
→ Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
→ Principal International Latin America LTD.*#	United Kingdom	100
→ Principal International Mexico, LLC*#	Delaware	100
→ Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
→ Principal Innovación, S.A. de C.V.	Mexico	100
→ Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
→ Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal Fondos de Inversión S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
→ Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
→ Principal International South America I LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD.*#	Wales/United Kingdom	100
→ Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
→ Principal International de Chile, S.A.*#	Chile	100
→ Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
→ Principal Administradora General de Fondos S.A.*#	Chile	100
→ Principal Ahorro e Inversiones S.A.*#	Chile	100
→ Principal Servicios Corporativos Chile LTDA*#	Chile	100
→ Principal Servicios de Administración S.A.*#	Chile	100
→ Hipotecaria Security Principal, S.A.*	Chile	49
→ Principal Holding Company Chile S.A.*#	Chile	100
→ Principal Chile Limitada*#	Chile	100
→ Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
→ Inversiones Cuprum Internacional S.A.*#	Chile	100
→ Principal National Life Insurance Company+#	Iowa	100
→ Principal Securities, Inc.	Iowa	100
→ Diversified Dental Services, Inc.*#	Nevada	100
→ Principal Innovations, Inc.	Delaware	90.55
→ RobustWealth, Inc.	Delaware	100
→ Principal Workforce, LLC	Delaware	100
→ Principal Financial Services (Asia) Pte Ltd	Singapore	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 33. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant
13

standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust, and for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust.
(b)    Management

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution
Principal Financial Group(1)

Jess Beltran	Chief Supervision Officer
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

William Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Sarah Juteau	Counsel
Principal Financial Group(1)

Cody Lawler	Vice President, Operations
Principal Financial Group(1)

Kenneth A. McCullum	Director
Principal Financial Group(1)

14

(b1) Name and principal	(b2) Positions and offices
business address	with principal underwriter

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

David A. Rigler	Chief Financial Officer
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

A. Shea Treadway	Director
Principal Financial Group(1)

Dan VanWinkle	AML Officer
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

Janis J. Winterof	Vice President, Associate General Counsel and Corporate Secretary
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309

(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. formerly Princor Financial Services Corporation	$8,007,149.00	—	—	—

Item 35. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, Principal Financial Group, Des Moines, Iowa 50392.

Item 36. Management Services

N/A

Item 37. Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 27th day of April, 2023.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE
SEPARATE ACCOUNT
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

16

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ D. J. Houston	Chairman, President and Chief Executive Officer	April 27, 2023
D. J. Houston

/s/ J. M. Pitz	Senior Vice President and Controller	April 27, 2023
J. M. Pitz	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 27, 2023
D. D. Strable-Soethout

/s/ J. S. Auerbach	Director	April 27, 2023
J. S. Auerbach

/s/ M. E. Beams	Director	April 27, 2023
M. E. Beams

/s/ J. Carter-Miller	Director	April 27, 2023
J. Carter-Miller

/s/ M. T. Dan	Director	April 27, 2023
M. T. Dan

/s/ R. C. Hochschild	Director	April 27, 2023
R. C. Hochschild

/s/ S. M. Mills	Director	April 27, 2023
S. M. Mills

/s/ H. E. Mitchell	Director	April 27, 2023
H. E. Mitchell

/s/ C. N. Muruzabel	Director	April 27, 2023
C. N. Muruzabal

/s/ D. C. Nordin	Director	April 27, 2023
D. C. Nordin

/s/ B. C. Pickerell	Director	April 27, 2023
B. C. Pickerell

/s/ C. S. Richer	Director	April 27, 2023
C. S. Richer

/s/ A. Rivera	Director	April 27, 2023
A. Rivera

*By	/s/ D. J. Houston
D. J. Houston
Chairman, President and
Chief Executive Officer

*Pursuant to Powers of Attorney Filed as Ex 99.(n)(2) on 04/29/2022 (Accession No. 0000812797-22-000043) and Power of attorney for H. E. Mitchell filed herewith

17